UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Income Fund : FPXTX

This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$397,819,286
Number of Holdings	200
Portfolio Turnover	50%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.5
Health Care	22.2
General Obligations	19.2
Education	12.9
Water & Sewer	7.3
Housing	6.4
Others(Individually Less Than 5%)	7.4
98.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 2.3
AA - 41.9
A - 45.4
BBB - 2.4
BB - 2.2
B - 1.5
Not Rated - 3.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916010.101    402-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Income Fund : FOHFX

This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 23	0.47%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$473,578,775
Number of Holdings	281
Portfolio Turnover	27%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Health Care	27.9
Education	16.6
General Obligations	16.4
Water & Sewer	7.7
Special Tax	7.2
Transportation	5.5
Others(Individually Less Than 5%)	17.4
98.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.0
AA - 39.8
A - 28.5
BBB - 13.3
BB - 0.9
Not Rated - 7.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915979.101    88-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity® Municipal Income Fund : FHIGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915942.101    37-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class Z : FIWEX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.40%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915941.101    3287-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class M : FLUVX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915939.101    3070-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class I : FROGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 25	0.51%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915940.101    3071-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class C : FKISX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 74	1.51%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915938.101    3069-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class A : FHUGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.76%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$4,341,994,394
Number of Holdings	1,380
Portfolio Turnover	20%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	30.8
Transportation	25.3
Health Care	12.9
Special Tax	10.9
Education	8.9
Others(Individually Less Than 5%)	10.6
99.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.9
AA - 35.0
A - 43.9
BBB - 9.3
BB - 1.7
B - 0.5
CCC,CC,C - 0.0
Not Rated - 4.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	13.2
New York	9.2
New Jersey	7.3
Pennsylvania	7.0
Texas	5.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915937.101    3068-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Minnesota Municipal Income Fund Fidelity® Minnesota Municipal Income Fund : FIMIX

This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$521,357,023
Number of Holdings	341
Portfolio Turnover	26%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	41.8
Health Care	26.7
Housing	11.3
Education	7.9
Transportation	5.8
Electric Utilities	5.0
Others(Individually Less Than 5%)	1.1
99.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.0
AA - 49.1
A - 24.8
BBB - 7.4
BB - 0.5
Not Rated - 1.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915978.101    82-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Income Fund : FMHTX

This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 23	0.47%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$459,554,130
Number of Holdings	304
Portfolio Turnover	33%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.0
Health Care	16.8
Transportation	15.1
Education	10.2
Housing	7.8
Water & Sewer	7.5
Electric Utilities	5.1
Others(Individually Less Than 5%)	7.1
97.6

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.3
AA - 41.0
A - 36.3
BBB - 7.5
BB - 1.7
Not Rated - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.4

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915977.101    81-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity® Limited Term Municipal Income Fund : FSTFX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916016.101    404-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class Z : FIWAX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916015.101    3284-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class M : FTSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 28	0.55%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916013.101    1275-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class I : FISHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916014.101    1276-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class C : FCSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 64	1.27%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916012.101    1274-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class A : FASHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 28	0.55%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$2,703,937,629
Number of Holdings	981
Portfolio Turnover	16%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	32.7
Transportation	20.2
Health Care	17.0
Electric Utilities	8.4
Special Tax	6.8
Education	5.4
Housing	5.0
Others(Individually Less Than 5%)	4.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.3
AA - 46.1
A - 38.7
BBB - 4.2
BB - 0.5
Not Rated - 1.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.1
New York	11.0
Illinois	6.5
Georgia	5.3
California	4.6

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916011.101    1272-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Flex® Municipal Income Fund Fidelity Flex® Municipal Income Fund : FUENX

This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$933,297,747
Number of Holdings	1,156
Portfolio Turnover	10%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.1
Transportation	20.6
Education	10.1
Special Tax	9.4
Health Care	8.2
Housing	6.0
Others(Individually Less Than 5%)	12.0
94.4

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.3
AA - 40.9
A - 33.8
BBB - 10.1
BB - 0.8
B - 0.1
CCC,CC,C - 0.1
Not Rated - 3.3
Short-Term Investments and Net Other Assets (Liabilities) - 5.6

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	9.2
New York	8.7
Texas	6.8
Pennsylvania	6.7
California	6.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916171.101    3043-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity Flex® Conservative Income Municipal Bond Fund Fidelity Flex® Conservative Income Municipal Bond Fund : FUEMX

This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$221,485,465
Number of Holdings	342
Portfolio Turnover	55%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.7
General Obligations	21.7
Industrial Development	11.0
Resource Recovery	9.1
Housing	7.5
Transportation	7.2
Health Care	6.0
Electric Utilities	5.6
Others(Individually Less Than 5%)	6.2
97.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 4.8
AA - 31.5
A - 35.2
BBB - 12.2
Not Rated - 13.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.2
New York	11.2
California	9.5
Florida	7.2
Pennsylvania	6.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916170.101    3042-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund : FMNDX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.2
General Obligations	20.0
Industrial Development	12.0
Resource Recovery	9.4
Transportation	8.3
Electric Utilities	7.7
Housing	6.7
Health Care	6.6
Others(Individually Less Than 5%)	5.6
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.3
AA - 32.3
A - 38.7
BBB - 13.7
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.5
California	11.6
New York	10.8
Florida	9.2
Pennsylvania	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916155.101    2579-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z : FMNHX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.2
General Obligations	20.0
Industrial Development	12.0
Resource Recovery	9.4
Transportation	8.3
Electric Utilities	7.7
Housing	6.7
Health Care	6.6
Others(Individually Less Than 5%)	5.6
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.3
AA - 32.3
A - 38.7
BBB - 13.7
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.5
California	11.6
New York	10.8
Florida	9.2
Pennsylvania	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916158.101    7367-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class I : FMNGX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.2
General Obligations	20.0
Industrial Development	12.0
Resource Recovery	9.4
Transportation	8.3
Electric Utilities	7.7
Housing	6.7
Health Care	6.6
Others(Individually Less Than 5%)	5.6
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.3
AA - 32.3
A - 38.7
BBB - 13.7
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.5
California	11.6
New York	10.8
Florida	9.2
Pennsylvania	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916157.101    7366-TSRS-0825

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2025
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class A : FMNFX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2025)

KEY FACTS
Fund Size	$1,668,504,366
Number of Holdings	490
Portfolio Turnover	64%
What did the Fund invest in?
(as of June 30, 2025)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	22.2
General Obligations	20.0
Industrial Development	12.0
Resource Recovery	9.4
Transportation	8.3
Electric Utilities	7.7
Housing	6.7
Health Care	6.6
Others(Individually Less Than 5%)	5.6
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 3.3
AA - 32.3
A - 38.7
BBB - 13.7
Not Rated - 10.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.5
California	11.6
New York	10.8
Florida	9.2
Pennsylvania	5.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916156.101    7365-TSRS-0825

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Pennsylvania Municipal Income Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Pennsylvania Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.9%
	Principal Amount (a)	Value ($)
New Jersey,Pennsylvania - 0.9%
Transportation - 0.9%
Delaware Riv Port Auth PA & NJ 5% 1/1/2037	1,000,000	1,041,476
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	1,300,000	1,348,655
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	1,000,000	1,034,271
		3,424,402
TOTAL NEW JERSEY,PENNSYLVANIA		3,424,402
Pennsylvania - 95.6%
Education - 12.9%
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2033	1,570,000	1,625,660
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2018, 5% 3/1/2034	2,250,000	2,321,702
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2031	1,105,000	1,207,437
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2022 A, 5% 3/1/2034	645,000	705,057
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Robert Morris University Proj.) Series 2017, 5% 10/15/2047 (Pre-refunded to 10/15/2027 at 100)	1,660,000	1,737,487
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (b)	3,000,000	1,440,000
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2031	500,000	506,207
Cumberland Cnty PA Mun Auth Rv (Dickinson College Proj.) 5% 5/1/2032	750,000	758,939
Dallas PA Area Mun Auth Univ Rev (Misericordia University Proj.) 5% 5/1/2048	4,000,000	3,433,067
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2025	665,000	668,883
Lackawanna Cnty PA Indl Dev Auth Rev (University of Scranton Proj.) 5% 11/1/2027	1,105,000	1,153,772
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2029 (c)	2,965,000	3,087,883
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2030 (c)	2,895,000	3,024,712
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2031 (c)	4,450,000	4,673,780
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2023A, 5% 6/1/2032 (c)	5,200,000	5,530,445
Pennsylvania St Higher Edl Rev (Duquesne Univ, PA Proj.) 5% 3/1/2036	1,000,000	1,036,669
Pennsylvania St Univ Series 2024, 5.25% 9/1/2054	6,000,000	6,225,353
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) 5.25% 11/1/2052	1,150,000	1,131,700
Philadelphia PA Auth For Indl Dev Univ Rev (St Josephs University, PA Proj.) Series 2020A, 4% 11/1/2045	3,825,000	3,234,588
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2037 (Build America Mutual Assurance Co Insured)	530,000	556,608
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5% 10/1/2038 (Build America Mutual Assurance Co Insured)	600,000	625,332
State Pub Sch Bldg Auth PA College Rev (Delaware Cnty PA Cmnty Coll Auth Bldg Rev Proj.) 5.25% 10/1/2044 (Build America Mutual Assurance Co Insured)	1,100,000	1,125,346
Temple Univ of The Comwlth Sysof Higher Ed PA Univ Rev (Temple Univ, PA Proj.) 5% 4/1/2036 (Assured Guaranty Municipal Corp Insured)	4,750,000	5,326,555
		51,137,182
Electric Utilities - 3.5%
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2033	1,500,000	1,526,074
Philadelphia PA Gas Wks Rev Series 14TH, 5% 10/1/2034	500,000	507,955
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,063,037
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2050 (Assured Guaranty Municipal Corp Insured)	8,835,000	8,744,329
		13,841,395
General Obligations - 18.5%
Bethel Park PA Sch Dist Series 2024, 5% 8/1/2050	7,770,000	7,956,794
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	4,000,000	2,866,041
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2039 (Assured Guaranty Municipal Corp Insured)	4,225,000	4,515,143
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	630,000	588,552
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2032	3,500,000	3,825,759
East Lycoming Sch Dist PA 3% 9/15/2035	700,000	637,087
Fayette Cnty PA Gen. Oblig. Series 2021 A, 2% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	750,770
Haverford Twp PA School Dist Series 2021 A, 2% 3/15/2032	1,035,000	914,824
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	3,525,000	3,715,031
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2027	4,290,000	4,456,342
Montgomery Cnty PA Gen. Oblig. Series 2025A, 5% 3/1/2035	4,280,000	4,802,848
Parkland PA Sch Dist 3% 2/1/2035	665,000	620,423
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2029	300,000	314,196
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2030	375,000	392,097
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2031	425,000	443,429
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2035	315,000	285,408
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2029	2,000,000	2,176,960
Pennsylvania St Gen. Oblig. Series FIRST 2020, 2% 5/1/2039	500,000	359,005
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2037	1,060,000	808,856
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2038	4,825,000	3,558,430
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2038	3,000,000	3,128,909
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2039	7,600,000	7,891,264
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	4,000,000	4,255,573
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2029	3,000,000	3,242,915
Philadelphia PA Sch Dist 4% 9/1/2037	2,100,000	2,046,502
Philadelphia PA Sch Dist 4% 9/1/2038	2,300,000	2,183,330
Philadelphia PA Sch Dist 4% 9/1/2039	2,000,000	1,889,237
Philadelphia PA Sch Dist 5% 9/1/2029	1,250,000	1,316,855
Philadelphia PA Sch Dist 5% 9/1/2030	1,000,000	1,052,455
Philadelphia PA Sch Dist 5% 9/1/2033	1,000,000	1,044,579
Reading PA Sch Dist Series 2017, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,020,820
State College PA Area Sch Dist Series 2017, 3.25% 5/15/2043	405,000	339,106
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2014B 2, 5% 12/1/2025	335,000	335,604
		73,735,144
Health Care - 22.2%
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2026	500,000	500,084
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2027	490,000	490,116
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2028	540,000	540,113
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2029	710,000	710,081
Butler Cnty PA Hosp Auth Rev (Butler Memorial Hospital,Pa Proj.) 5% 7/1/2030	685,000	685,050
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2026	1,140,000	1,169,327
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2027	225,000	234,828
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2028	200,000	208,018
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 5% 11/15/2029	200,000	207,738
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series A, 4% 11/15/2032	350,000	350,595
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) 4% 7/1/2045	1,215,000	1,055,752
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	310,000	310,129
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	1,520,000	1,202,228
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2031	1,030,000	1,033,698
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2034	1,000,000	981,775
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2036	1,400,000	1,354,944
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 5% 7/15/2039	1,160,000	1,101,140
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2025	1,265,000	1,271,628
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2026	1,025,000	1,048,468
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2028	1,945,000	2,050,327
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2029	1,355,000	1,446,428
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2035	465,000	505,919
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2034	1,000,000	1,013,967
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2044	1,000,000	997,018
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024A, 5% 5/1/2049	900,000	871,042
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2054	400,000	382,674
Lancaster Municipal Authority (Garden Spot Village Proj.) Series 2024B, 5% 5/1/2059	535,000	506,843
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	4,000,000	4,296,870
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 3.25% 7/1/2032	465,000	452,803
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2016 A, 3% 7/1/2036	410,000	363,669
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2037	125,000	121,470
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 4% 7/1/2049	5,100,000	4,173,119
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019 A, 5% 7/1/2027	5,000	5,186
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2036	280,000	302,546
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2037	330,000	353,493
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	390,000	413,793
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	250,000	262,402
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,000,000	3,343,168
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	750,000	750,009
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2026	1,000,000	1,000,313
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	1,000,000	999,343
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 A, 5% 9/1/2026	1,500,000	1,528,090
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2034	2,500,000	2,474,655
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	245,000	233,618
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	265,000	237,276
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	4,500,000	3,788,052
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2024 B, 3.95% 8/15/2054, LOC TD Bank NA VRDN (d)	4,000,000	4,000,000
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 4.5% 7/1/2035	2,875,000	2,906,699
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2038	575,000	601,923
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) 5% 5/15/2039	800,000	829,018
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2038	500,000	523,410
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2039	620,000	642,489
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 4.1% 11/1/2061, LOC Truist Bank VRDN (d)	4,750,000	4,750,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 3.95% 11/1/2061, LOC Bank of America NA VRDN (d)	2,400,000	2,400,000
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp Of Phil, Pa Proj.) Series 2024B2, 4% 7/1/2054 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (d)	19,000,000	19,000,000
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2026	1,000,000	1,001,849
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 4% 7/1/2037	1,400,000	1,295,270
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2027	200,000	205,292
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2028	1,130,000	1,171,102
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2029	500,000	520,954
Westmoreland Cnty PA Indl Dev Auth Health Sys Rev (Excela Health Proj.) 5% 7/1/2030	1,000,000	1,045,985
		88,223,796
Housing - 6.4%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 2.8% 10/1/2031	350,000	333,168
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	620,000	541,175
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.5% 10/1/2045	1,300,000	868,818
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.7% 4/1/2033	1,500,000	1,374,100
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025 (c)	370,000	370,787
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026 (c)	1,500,000	1,522,869
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	650,000	679,780
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2028	950,000	1,007,852
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029 (c)	2,410,000	2,538,069
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	450,000	482,524
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2043	2,000,000	2,026,316
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026 (c)	995,000	1,003,893
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029 (c)	2,400,000	2,516,299
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	100,000	106,543
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	590,000	588,688
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 2.45% 10/1/2041	1,305,000	953,307
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2025	220,000	221,021
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2026	280,000	287,554
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2027	225,000	235,309
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2028	260,000	275,833
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 10/1/2029	365,000	392,735
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2026	240,000	243,662
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2027	225,000	233,019
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2028	250,000	263,129
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 137, 5% 4/1/2029	310,000	330,287
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	5,925,000	5,910,208
		25,306,945
Resource Recovery - 2.7%
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (c)(d)	10,845,000	10,924,997
Special Tax - 1.0%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 A, 3% 12/1/2051	4,415,000	3,085,247
Pittsburgh & Alleg Cnty Parking 5% 12/15/2032	500,000	515,365
Pittsburgh & Alleg Cnty Parking 5% 12/15/2033	500,000	514,084
		4,114,696
Transportation - 21.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured) (c)	3,750,000	3,257,461
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	12,000,000	11,799,234
Pennsylvania Turnpike Commission 5% 12/1/2041	2,400,000	2,553,710
Pennsylvania Turnpike Commission 5% 12/1/2042	2,240,000	2,360,725
Pennsylvania Turnpike Commission 5% 12/1/2043	3,650,000	3,808,159
Pennsylvania Turnpike Commission 5% 12/1/2043	3,000,000	3,129,993
Pennsylvania Turnpike Commission 5.25% 12/1/2055	5,000,000	5,171,619
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2040 (e)	5,500,000	5,701,309
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2037	5,815,000	6,102,877
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2050	5,000,000	5,001,185
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2044	4,000,000	3,646,305
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	4,000,000	3,607,917
Pennsylvania Turnpike Commission Series 2021 B, 3% 12/1/2051	3,000,000	2,056,185
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2040	1,000,000	954,425
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2041	1,000,000	943,925
Pennsylvania Turnpike Commission Series 2021 B, 4% 12/1/2042	1,500,000	1,399,009
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	2,000,000	2,037,445
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2043	4,615,000	4,680,332
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	2,000,000	2,138,144
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (e)	410,000	423,697
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2038 (e)	2,500,000	2,574,892
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2043	8,750,000	8,914,966
Philadelphia PA Airport Rev 5% 7/1/2031 (c)	1,000,000	1,021,088
Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Series 2017, 5% 1/1/2035 (c)	1,000,000	1,002,541
		84,287,143
Water & Sewer - 7.2%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2049	2,000,000	2,031,201
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2055	1,750,000	1,757,441
Allegheny Cnty PA San Auth Swr Series 2024, 5.25% 12/1/2055	2,500,000	2,563,105
Capital Region Wtr PA Wtr Rev 5% 7/15/2030	1,500,000	1,585,169
Capital Region Wtr PA Wtr Rev 5% 7/15/2031	1,250,000	1,317,665
Philadelphia PA Wtr & Wastewtr Series 2020, 5% 10/1/2040	3,195,000	3,329,485
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,238,402
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	3,600,000	3,655,925
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,033,464
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 4% 9/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	402,738
Pittsburgh PA Wtr & Swr Auth Series 2025A, 5.25% 9/1/2050 (Assured Guaranty Municipal Corp Insured)	4,500,000	4,689,925
		28,604,520
TOTAL PENNSYLVANIA		380,175,818
Puerto Rico - 1.0%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	1,225,367	847,133
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	145,000	149,218
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	440,000	464,116
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,045,000	1,127,164
		2,587,631
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (f)	1,155,000	901,146
Water & Sewer - 0.1%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (g)	655,000	671,176
TOTAL PUERTO RICO		4,159,953
Virgin Islands - 1.4%
Transportation - 1.4%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2025	2,655,000	2,662,088
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2026	1,000,000	1,020,701
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2035	730,000	802,891
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2039	1,135,000	1,197,506
		5,683,186
TOTAL VIRGIN ISLANDS		5,683,186
TOTAL MUNICIPAL SECURITIES (Cost $411,571,802)		393,443,359

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $1,293,901)	2.90	1,293,643	1,293,901

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $412,865,703)	394,737,260
NET OTHER ASSETS (LIABILITIES) - 0.8%	3,082,026
NET ASSETS - 100.0%	397,819,286

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing - Security is in default.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $671,176 or 0.2% of net assets.

(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	21,468,220	39,970,325	60,144,644	349,029	-	-	1,293,901	1,293,643	0.0%
Total	21,468,220	39,970,325	60,144,644	349,029	-	-	1,293,901

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	51,137,182	-	51,137,182	-
Electric Utilities	13,841,395	-	13,841,395	-
General Obligations	76,322,775	-	76,322,775	-
Health Care	88,223,796	-	88,223,796	-
Housing	25,306,945	-	25,306,945	-
Resource Recovery	10,924,997	-	10,924,997	-
Special Tax	5,015,842	-	5,015,842	-
Transportation	93,394,731	-	93,394,731	-
Water & Sewer	29,275,696	-	29,275,696	-

Money Market Funds	1,293,901	1,293,901	-	-
Total Investments in Securities:	394,737,260	1,293,901	393,443,359	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $411,571,802)	$393,443,359
Fidelity Central Funds (cost $1,293,901)	1,293,901

Total Investment in Securities (cost $412,865,703)		$394,737,260
Receivable for fund shares sold		250,725
Interest receivable		4,126,829
Distributions receivable from Fidelity Central Funds		27,461
Other receivables		185
Total assets		399,142,460
Liabilities
Payable to custodian bank	$129,331
Payable for fund shares redeemed	574,514
Distributions payable	445,981
Accrued management fee	144,951
Other payables and accrued expenses	28,397
Total liabilities		1,323,174
Net Assets		$397,819,286
Net Assets consist of:
Paid in capital		$423,421,882
Total accumulated earnings (loss)		(25,602,596)
Net Assets		$397,819,286
Net Asset Value, offering price and redemption price per share ($397,819,286 ÷ 38,790,283 shares)		$10.26
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$6,403,149
Income from Fidelity Central Funds		349,029
Total income		6,752,178
Expenses
Management fee	$869,816
Custodian fees and expenses	3,757
Independent trustees' fees and expenses	507
Registration fees	25,709
Audit fees	27,992
Legal	12,340
Miscellaneous	701
Total expenses before reductions	940,822
Expense reductions	(873)
Total expenses after reductions		939,949
Net Investment income (loss)		5,812,229
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,377,117)
Total net realized gain (loss)		(2,377,117)
Change in net unrealized appreciation (depreciation) on investment securities		(6,044,655)
Net gain (loss)		(8,421,772)
Net increase (decrease) in net assets resulting from operations		$(2,609,543)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,812,229	$11,600,423
Net realized gain (loss)	(2,377,117)	140,006
Change in net unrealized appreciation (depreciation)	(6,044,655)	(4,281,678)
Net increase (decrease) in net assets resulting from operations	(2,609,543)	7,458,751
Distributions to shareholders	(5,671,363)	(11,388,411)

Share transactions
Proceeds from sales of shares	59,532,110	69,050,954
Reinvestment of distributions	3,136,795	6,383,603
Cost of shares redeemed	(47,102,460)	(85,675,411)

Net increase (decrease) in net assets resulting from share transactions	15,566,445	(10,240,854)
Total increase (decrease) in net assets	7,285,539	(14,170,514)

Net Assets
Beginning of period	390,533,747	404,704,261
End of period	$397,819,286	$390,533,747

Other Information
Shares
Sold	5,761,830	6,568,466
Issued in reinvestment of distributions	303,182	608,178
Redeemed	(4,566,329)	(8,145,105)
Net increase (decrease)	1,498,683	(968,461)

Financial Highlights
Fidelity® Pennsylvania Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.47	$10.58	$10.22	$11.59	$11.59	$11.39
Income from Investment Operations
Net investment income (loss) A,B	.152	.305	.284	.255	.251	.275
Net realized and unrealized gain (loss)	(.214)	(.115)	.355	(1.372)	.013	.209
Total from investment operations	(.062)	.190	.639	(1.117)	.264	.484
Distributions from net investment income	(.148)	(.299)	(.279)	(.253)	(.251)	(.272)
Distributions from net realized gain	-	(.001)	-	-	(.013)	(.012)
Total distributions	(.148)	(.300)	(.279)	(.253)	(.264)	(.284)
Net asset value, end of period	$10.26	$10.47	$10.58	$10.22	$11.59	$11.59
Total Return C,D	(.59) %	1.82%	6.38%	(9.66)%	2.30%	4.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.47%	.50%	.49%	.48%	.49%
Expenses net of fee waivers, if any	.48 % G	.47%	.49%	.49%	.48%	.49%
Expenses net of all reductions, if any	.48% G	.47%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.96% G	2.90%	2.76%	2.41%	2.16%	2.42%
Supplemental Data
Net assets, end of period (000 omitted)	$397,819	$390,534	$404,704	$407,022	$554,947	$535,587
Portfolio turnover rate H	50 % G	17%	21%	7%	5%	17%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,143,556
Gross unrealized depreciation	(19,727,470)
Net unrealized appreciation (depreciation)	$(17,583,914)
Tax cost	$412,321,174

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,277,227)
Long-term	(4,561,364)
Total capital loss carryforward	$(5,838,591)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	95,790,505	85,391,089
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Pennsylvania Municipal Income Fund	110,121	10,352,713	(571,851)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Pennsylvania Municipal Income Fund	314
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $873.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705577.127
PFR-SANN-0825
Fidelity® Ohio Municipal Income Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Ohio Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.7%
	Principal Amount (a)	Value ($)
Ohio - 97.1%
Education - 16.6%
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2031	710,000	683,307
Allen Cnty Ohio Port Auth Economic Dev Rev (University of Northwestern OH Proj.) Series 2021 A, 4% 12/1/2035	1,300,000	1,194,451
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2034 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,865,000	1,990,018
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2035 (Cleveland OH St Univ Gen Rcp Guaranteed)	1,910,000	2,023,618
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2036 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,065,000	2,175,336
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5% 8/1/2037 (Cleveland OH St Univ Gen Rcp Guaranteed)	2,170,000	2,271,571
Cleveland-Cuyahoga County OH Port Authority (Euclid Avenue Dev Corp Proj.) 5.5% 8/1/2047 (Cleveland OH St Univ Gen Rcp Guaranteed)	3,000,000	3,094,211
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,125,000	1,141,845
Kent St Univ Ohio Unv Revs Series 2020 A, 5% 5/1/2045	1,250,000	1,266,119
Miami Univ. OH Series 2022 A, 5% 9/1/2029	545,000	592,392
Miami Univ. OH Series 2022 A, 5% 9/1/2030	500,000	551,225
Miami Univ. OH Series 2022 A, 5% 9/1/2031	700,000	780,935
Miami Univ. OH Series 2022 A, 5% 9/1/2032	735,000	812,017
Miami Univ. OH Series 2022 A, 5% 9/1/2033	780,000	856,771
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	5,000,000	4,860,003
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, OH Proj.) 5% 12/1/2037	835,000	874,041
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2033	300,000	325,745
Ohio St Higher Ed Fac Comm (Denison University, OH Proj.) 5% 11/1/2035	300,000	321,656
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2028	400,000	414,448
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2029	735,000	760,659
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2030	300,000	310,015
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2031	400,000	412,270
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2033	650,000	667,363
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2038	2,500,000	2,599,230
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2037	1,270,000	1,369,465
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series B, 5% 10/1/2038	1,330,000	1,421,328
Ohio St Higher Ed Fac Comm (Ohio Wesleyan University Proj.) Series 2019, 4% 10/1/2049	3,270,000	2,673,578
Ohio St Higher Ed Fac Comm (Otterbein College, OH Proj.) 4% 12/1/2046	1,250,000	1,004,299
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 3% 2/1/2037	1,335,000	1,144,337
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 4% 2/1/2036	900,000	904,265
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2029	1,310,000	1,374,650
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2031	1,130,000	1,180,100
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 12/1/2035	1,000,000	1,026,933
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2034	1,000,000	1,064,274
Ohio St Higher Ed Fac Comm (University of Dayton Proj.) 5% 2/1/2035	800,000	846,489
Ohio St Higher Ed Fac Comm (Wooster (College Of) Proj.) Series 2018, 5% 9/1/2033	1,445,000	1,503,444
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	4,650,000	4,556,903
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2029	250,000	265,598
University Cincinnati OH Gen 5% 6/1/2032	745,000	755,175
University Cincinnati OH Gen 5% 6/1/2034	585,000	592,250
University Cincinnati OH Gen Series 2019 A, 3% 6/1/2039	3,000,000	2,500,342
University Cincinnati OH Gen Series 2024D, 5% 6/1/2028	1,130,000	1,202,427
University Cincinnati OH Gen Series 2024D, 5% 6/1/2030	590,000	647,363
University Cincinnati OH Gen Series 2024D, 5% 6/1/2031	620,000	688,395
University Cincinnati OH Gen Series 2024D, 5% 6/1/2032	500,000	559,740
University Cincinnati OH Gen Series 2024D, 5% 6/1/2033	995,000	1,119,068
University Cincinnati OH Gen Series 2024D, 5% 6/1/2035	760,000	841,833
University Cincinnati OH Gen Series 2024D, 5% 6/1/2038	1,700,000	1,831,698
University Cincinnati OH Gen Series 2024D, 5% 6/1/2039	1,070,000	1,139,969
University Cincinnati OH Gen Series 2024D, 5% 6/1/2040	1,120,000	1,184,099
University Cincinnati OH Gen Series 2024D, 5% 6/1/2041	1,175,000	1,230,904
University Toledo OH Gen Recpt 5% 6/1/2026	600,000	611,625
University Toledo OH Gen Recpt 5% 6/1/2027	350,000	363,776
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2026 (Build America Mutual Assurance Co Insured)	520,000	529,430
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2027 (Build America Mutual Assurance Co Insured)	545,000	564,872
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2028 (Build America Mutual Assurance Co Insured)	565,000	596,763
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2029 (Build America Mutual Assurance Co Insured)	600,000	643,507
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2030 (Build America Mutual Assurance Co Insured)	235,000	255,443
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2031 (Build America Mutual Assurance Co Insured)	250,000	274,488
Wright St Univ OH Gen Rcpts Series 2022 A, 5% 5/1/2032 (Build America Mutual Assurance Co Insured)	260,000	286,815
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2050 (Build America Mutual Assurance Co Insured)	9,040,000	9,103,346
		78,838,237
Electric Utilities - 4.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	10,000,000	10,556,059
American Mun Pwr Rev Series 2023A, 5% 2/15/2039	4,250,000	4,512,913
American Mun Pwr Rev Series 2024 A, 5% 2/15/2048	1,325,000	1,334,580
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	365,000	382,161
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2034 (Assured Guaranty Municipal Corp Insured)	785,000	817,528
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,034,532
Cleveland OH Pub Pwr Sys Rev Series 2018, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	830,000	851,828
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2035 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,006,027
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	1,000,000	998,756
Cleveland OH Pub Pwr Sys Rev Series 2020A, 4% 11/15/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	990,406
		22,484,790
General Obligations - 15.7%
Bath Local School District 2.125% 12/1/2040 (Build America Mutual Assurance Co Insured)	670,000	458,863
Bowling Green OH City Sch Dist Series 2024 A, 4% 10/1/2044	1,980,000	1,808,777
City of Columbus OH Series 2017A, 3.25% 4/1/2037	265,000	240,835
Cleveland OH Gen. Oblig. Series 2012, 5% 12/1/2025	25,000	25,038
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2031	270,000	263,317
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2035	370,000	339,665
Cleveland OH Gen. Oblig. Series 2021 A, 3% 12/1/2036	430,000	386,950
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2027	200,000	209,826
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2028	200,000	213,419
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2030	290,000	317,966
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2031	300,000	332,293
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2032	300,000	334,649
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2033	405,000	453,856
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2034	460,000	514,457
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2035	400,000	444,950
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2036	405,000	446,073
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2037	620,000	675,664
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2038	720,000	776,433
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2039	560,000	598,642
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2040	500,000	531,835
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2041	785,000	826,809
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2048	2,600,000	2,715,515
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 5% 7/1/2037	3,000,000	3,260,392
County of Cuyahoga OH (Cuyahoga Cnty OH Proj.) 4% 12/1/2041	1,050,000	945,619
Dublin OH City Sch Dist Series 2024, 5% 12/1/2027	625,000	660,207
Dublin OH City Sch Dist Series 2024, 5% 12/1/2028	285,000	307,010
Dublin OH City Sch Dist Series 2024, 5% 12/1/2029	250,000	273,938
Dublin OH City Sch Dist Series 2024, 5% 12/1/2030	300,000	333,201
Dublin OH City Sch Dist Series 2024, 5% 12/1/2031	270,000	303,571
Dublin OH City Sch Dist Series 2024, 5% 12/1/2032	300,000	339,934
Dublin OH City Sch Dist Series 2024, 5% 12/1/2033	315,000	359,198
Dublin OH City Sch Dist Series 2024, 5% 12/1/2034	250,000	282,644
Dublin OH City Sch Dist Series 2024, 5% 12/1/2035	525,000	588,491
Dublin OH City Sch Dist Series 2024, 5% 12/1/2036	500,000	555,614
Dublin OH City Sch Dist Series 2024, 5% 12/1/2037	500,000	550,453
Dublin OH City Sch Dist Series 2024, 5% 12/1/2038	300,000	327,232
Dublin OH City Sch Dist Series 2024, 5% 12/1/2039	275,000	297,669
Dublin OH City Sch Dist Series 2024, 5% 12/1/2040	400,000	430,993
Dublin OH City Sch Dist Series 2024, 5% 12/1/2041	500,000	534,303
Dublin OH City Sch Dist Series 2024, 5% 12/1/2042	600,000	636,403
Dublin OH City Sch Dist Series 2024, 5% 12/1/2044	800,000	839,893
Forest Hills OH Loc Sch Dist Series 2015, 3.5% 12/1/2033	790,000	755,343
Grandview Heights Ohio City Sch Dist 5% 12/1/2054	4,000,000	4,084,813
Grandview Heights Ohio City Sch Dist 5% 12/1/2058	3,500,000	3,571,151
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	16,460,000	17,403,579
Milford OH Exmp Vlg Sch Dist 3.5% 12/1/2031	500,000	500,051
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2035	1,450,000	1,496,097
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2036	1,250,000	1,287,006
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series A, 5% 10/1/2037	1,430,000	1,469,839
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2037	1,680,000	1,792,906
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2038	1,000,000	1,058,662
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2039	1,000,000	1,052,168
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2040	1,110,000	1,158,027
Ohio St Spl Oblig (State of Ohio Proj.) 5% 4/1/2041	750,000	777,328
Ohio St Spl Oblig (State of Ohio Proj.) Series 2020B, 5% 4/1/2039	1,865,000	1,941,161
State of Ohio Gen. Oblig. 5% 3/1/2042	8,000,000	8,526,386
Strongsville Ohio City Sch Dis Series 2020, 3% 12/1/2045	1,500,000	1,127,532
West Carrollton OH City Sch Dist Series 2020 A, 3% 12/1/2044	2,150,000	1,609,476
		74,354,122
Health Care - 27.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2025	1,150,000	1,155,483
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5% 11/15/2026	535,000	547,312
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2032	1,000,000	1,020,691
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2034	1,500,000	1,526,286
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2041	10,545,000	10,608,104
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	2,650,000	2,654,301
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 3% 11/15/2040	5,400,000	5,175,099
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 4% 12/1/2040	11,880,000	11,057,503
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2035	750,000	789,287
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 4% 11/15/2035	2,000,000	1,869,450
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2026	1,750,000	1,763,319
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2027	1,700,000	1,741,231
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2028	2,385,000	2,420,932
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2030	3,000,000	3,035,073
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2031	1,500,000	1,513,586
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) 5% 2/15/2032	1,450,000	1,461,170
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	5,000,000	4,317,279
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 4% 11/1/2042 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	2,900,000	2,900,000
Hamilton Cnty OH Hosp Facs Rev (Uc Health Proj.) 5.5% 8/1/2041	2,625,000	2,699,445
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) 5% 1/1/2031	1,350,000	1,355,934
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2023A, 5.25% 1/1/2038	1,755,000	1,817,427
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2041	905,000	817,025
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	3,000,000	2,476,163
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	3,000,000	2,695,964
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2035	555,000	597,668
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2036	515,000	550,273
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2037	510,000	540,605
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2038	500,000	524,064
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2039	525,000	546,593
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2040	500,000	525,579
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2041	500,000	520,804
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2042	400,000	414,161
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2043	450,000	463,948
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2044	500,000	512,938
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2049	1,000,000	1,005,751
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5.25% 9/1/2054	2,500,000	2,498,121
Montgomery Cnty OH Hosp Rev (Dayton Childrens Hospital Proj.) Series 2021, 4% 8/1/2046	1,230,000	1,065,909
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 3% 8/1/2051	5,680,000	3,820,718
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2037	1,125,000	1,100,989
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 4% 8/1/2041	850,000	796,234
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	750,000	806,668
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2036	1,225,000	1,286,837
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2038	1,000,000	1,034,668
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2039	1,100,000	1,132,612
Ohio St Higher Ed Fac Comm (Cleveland Clinic Foundtn (The) Proj.) 3.85% 1/1/2043 (Liquidity Facility Barclays Bank PLC) VRDN (b)	11,130,000	11,130,000
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	7,185,000	7,088,802
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2037	1,025,000	964,210
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2039	1,115,000	1,015,441
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2040	1,110,000	993,108
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 4% 11/15/2041	1,175,000	1,031,030
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2033	1,270,000	1,330,758
Ohio St Hosp Rev (Premier Health Partners Proj.) Series 2020, 5% 11/15/2035	1,465,000	1,513,890
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 3% 1/15/2045	2,500,000	1,812,638
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	5,000,000	5,030,864
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	5,000,000	3,570,203
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	230,000	249,781
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2036	540,000	581,638
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2037	250,000	267,263
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2038	855,000	907,127
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2039	925,000	974,053
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2030	3,860,000	3,892,039
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	950,000	822,374
Village of Bluffton OH (Blanchard Valley Reg Hlth Ctr Proj.) Series 2017, 5% 12/1/2029	825,000	855,112
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	200,000	207,832
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	215,000	225,082
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	230,000	242,732
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	245,000	259,872
		132,129,053
Housing - 4.9%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	2,780,000	2,812,611
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	5,845,000	5,783,586
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 2.3% 3/1/2033	1,850,000	1,600,243
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2030	400,000	431,755
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 3/1/2031	600,000	652,146
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 A, 5% 9/1/2031	640,000	698,589
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 5% 3/1/2052	2,405,000	2,488,622
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 A, 5.5% 3/1/2053	3,635,000	3,831,668
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 B, 4.5% 3/1/2047 (c)	195,000	195,575
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2020 A, 2.75% 9/1/2040	2,335,000	1,798,685
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	3,900,000	2,703,386
		22,996,866
Other - 1.8%
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2046	850,000	731,062
Cleveland-Cuyahoga Cnty OH Port Auth Cultural Fac Rev (Cleveland Museum Nat History Proj.) Series 2021, 4% 7/1/2051	1,000,000	819,718
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2029	325,000	345,037
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2030	250,000	266,562
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2031	525,000	560,127
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2032	500,000	531,363
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2033	400,000	423,068
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	300,000	315,943
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2035	500,000	524,297
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2036	440,000	458,841
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2037	400,000	415,324
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2039	1,400,000	1,441,255
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2040	1,620,000	1,661,414
		8,494,011
Special Tax - 7.0%
Akron OH Income Tax Rev 4% 12/1/2028	1,380,000	1,428,035
Akron OH Income Tax Rev 4% 12/1/2029	1,500,000	1,556,183
Akron OH Income Tax Rev 4% 12/1/2030	1,210,000	1,254,451
Akron OH Income Tax Rev 4% 12/1/2031	1,105,000	1,136,729
Akron OH Income Tax Rev 4% 12/1/2032	1,285,000	1,315,692
Akron OH Income Tax Rev 4% 12/1/2033	1,300,000	1,325,280
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2033	600,000	629,551
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2036	700,000	728,107
Cleveland Ohio Income Tax Rev Series 2018 A, 5% 10/1/2039	2,040,000	2,100,822
Cleveland Public Library Series 2019 A, 4% 12/1/2033	425,000	433,613
Cleveland Public Library Series 2019 A, 4% 12/1/2034	370,000	374,767
Cleveland Public Library Series 2019 A, 4% 12/1/2035	620,000	624,890
Cleveland Public Library Series 2019 A, 4% 12/1/2036	1,400,000	1,405,091
Cleveland Public Library Series 2019 A, 4% 12/1/2037	1,115,000	1,109,026
Cleveland Public Library Series 2019 A, 4% 12/1/2038	650,000	638,150
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2036	3,855,000	3,923,608
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	3,755,000	3,798,471
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	2,500,000	2,330,844
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2051	6,000,000	5,321,910
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5% 12/1/2044	1,000,000	957,080
Port Gtr Cincinnati Dev Auth Ohio Tax Increment Fing Rev (Greater Cincinnati Redevelopment Authority Proj.) 5.125% 12/1/2055	1,000,000	919,530
		33,311,830
Synthetics - 2.0%
Franklin Cnty OH Rev Participating VRDN Series 2022 016, 3.93% 12/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	9,305,000	9,305,000
Tobacco Bonds - 3.9%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,500,000	1,046,705
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2037	5,975,000	5,679,550
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2038	1,000,000	935,396
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2039	1,000,000	923,117
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	5,750,000	4,764,088
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2027	1,000,000	1,023,937
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2035	2,000,000	2,061,240
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,000,000	2,051,437
		18,485,470
Transportation - 5.0%
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2026 (c)	710,000	716,588
Cleveland OH Arpt Sys Rev Series 2019 B, 5% 1/1/2027 (c)	700,000	716,471
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2042 (c)	10,000,000	10,382,285
Ohio St Tpk Commn Tpk Rev 5% 2/15/2046	7,500,000	7,722,534
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (e)	10,000,000	4,201,904
		23,739,782
Water & Sewer - 7.5%
Cleveland OH Water Pollution Control 5% 11/15/2036	450,000	452,127
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2028	1,750,000	1,882,179
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2029	1,900,000	2,077,784
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2030	1,250,000	1,387,011
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2031	1,250,000	1,403,861
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2032	950,000	1,076,458
Northeast OH Regl Swr Wstwtr Rev Series 2016, 3% 11/15/2036	250,000	220,206
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2034	1,385,000	1,284,351
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 12/1/2033	685,000	651,297
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	4,050,000	4,341,026
Ohio Water Development Authority Series 2024 A, 5% 12/1/2045	1,060,000	1,104,754
Ohio Water Development Authority Series 2024 B, 5% 12/1/2035	3,665,000	4,146,822
Ohio Water Development Authority Series 2024 B, 5% 12/1/2036	5,990,000	6,702,950
Ohio Water Development Authority Series 2024 B, 5% 12/1/2037	2,685,000	2,974,006
Ohio Water Development Authority Series 2024 B, 5% 12/1/2038	1,415,000	1,553,864
Ohio Water Development Authority Series 2025 A, 5% 12/1/2044	4,000,000	4,203,230
		35,461,926
TOTAL OHIO		459,601,087
Puerto Rico - 1.1%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	1,634,241	1,129,800
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	195,527
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	590,000	622,337
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,395,000	1,504,682
		3,452,346
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (e)	1,515,000	1,182,023
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	705,000	722,411
TOTAL PUERTO RICO		5,356,780
Virgin Islands - 0.5%
Transportation - 0.5%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2032	420,000	460,530
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2033	445,000	490,266
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2038	1,355,000	1,442,384
		2,393,180
TOTAL VIRGIN ISLANDS		2,393,180
TOTAL MUNICIPAL SECURITIES (Cost $485,050,666)		467,351,047

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $1,666,842)	2.90	1,666,509	1,666,843

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $486,717,508)	469,017,890
NET OTHER ASSETS (LIABILITIES) - 1.0%	4,560,885
NET ASSETS - 100.0%	473,578,775

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $722,411 or 0.2% of net assets.

(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	17,325,224	64,690,974	80,349,356	210,899	-	1	1,666,843	1,666,509	0.1%
Total	17,325,224	64,690,974	80,349,356	210,899	-	1	1,666,843

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	78,838,237	-	78,838,237	-
Electric Utilities	22,484,790	-	22,484,790	-
General Obligations	77,806,468	-	77,806,468	-
Health Care	132,129,053	-	132,129,053	-
Housing	22,996,866	-	22,996,866	-
Other	8,494,011	-	8,494,011	-
Special Tax	34,493,853	-	34,493,853	-
Synthetics	9,305,000	-	9,305,000	-
Tobacco Bonds	18,485,470	-	18,485,470	-
Transportation	26,132,962	-	26,132,962	-
Water & Sewer	36,184,337	-	36,184,337	-

Money Market Funds	1,666,843	1,666,843	-	-
Total Investments in Securities:	469,017,890	1,666,843	467,351,047	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $485,050,666)	$467,351,047
Fidelity Central Funds (cost $1,666,842)	1,666,843

Total Investment in Securities (cost $486,717,508)		$469,017,890
Cash		161,067
Receivable for fund shares sold		163,443
Interest receivable		5,101,771
Distributions receivable from Fidelity Central Funds		7,140
Other receivables		20
Total assets		474,451,331
Liabilities
Payable for fund shares redeemed	$196,299
Distributions payable	474,712
Accrued management fee	173,020
Other payables and accrued expenses	28,525
Total liabilities		872,556
Net Assets		$473,578,775
Net Assets consist of:
Paid in capital		$504,101,017
Total accumulated earnings (loss)		(30,522,242)
Net Assets		$473,578,775
Net Asset Value, offering price and redemption price per share ($473,578,775 ÷ 42,343,688 shares)		$11.18
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$7,747,603
Income from Fidelity Central Funds		210,899
Total income		7,958,502
Expenses
Management fee	$1,052,582
Custodian fees and expenses	4,110
Independent trustees' fees and expenses	619
Registration fees	21,172
Audit fees	27,995
Legal	2,169
Miscellaneous	853
Total expenses before reductions	1,109,500
Expense reductions	(157)
Total expenses after reductions		1,109,343
Net Investment income (loss)		6,849,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(865,801)
Total net realized gain (loss)		(865,801)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(6,853,702)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(6,853,701)
Net gain (loss)		(7,719,502)
Net increase (decrease) in net assets resulting from operations		$(870,343)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,849,159	$13,936,319
Net realized gain (loss)	(865,801)	(1,049,767)
Change in net unrealized appreciation (depreciation)	(6,853,701)	(3,389,319)
Net increase (decrease) in net assets resulting from operations	(870,343)	9,497,233
Distributions to shareholders	(6,609,324)	(13,588,075)

Share transactions
Proceeds from sales of shares	42,801,892	65,863,873
Reinvestment of distributions	3,847,049	8,357,968
Cost of shares redeemed	(51,572,540)	(88,204,413)

Net increase (decrease) in net assets resulting from share transactions	(4,923,599)	(13,982,572)
Total increase (decrease) in net assets	(12,403,266)	(18,073,414)

Net Assets
Beginning of period	485,982,041	504,055,455
End of period	$473,578,775	$485,982,041

Other Information
Shares
Sold	3,818,988	5,773,036
Issued in reinvestment of distributions	341,917	734,032
Redeemed	(4,600,577)	(7,740,879)
Net increase (decrease)	(439,672)	(1,233,811)

Financial Highlights
Fidelity® Ohio Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.36	$11.45	$11.14	$12.46	$12.53	$12.38
Income from Investment Operations
Net investment income (loss) A,B	.161	.321	.288	.251	.253	.287
Net realized and unrealized gain (loss)	(.186)	(.098)	.306	(1.321)	(.064)	.235
Total from investment operations	(.025)	.223	.594	(1.070)	.189	.522
Distributions from net investment income	(.155)	(.312)	(.284)	(.250)	(.253)	(.287)
Distributions from net realized gain	-	(.001)	-	-	(.006)	(.085)
Total distributions	(.155)	(.313)	(.284)	(.250)	(.259)	(.372)
Net asset value, end of period	$11.18	$11.36	$11.45	$11.14	$12.46	$12.53
Total Return C,D	(.22) %	1.98%	5.43%	(8.60)%	1.52%	4.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.46%	.49%	.49%	.48%	.48%
Expenses net of all reductions, if any	.47% G	.46%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.89% G	2.82%	2.58%	2.19%	2.02%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$473,579	$485,982	$504,055	$521,730	$717,246	$702,067
Portfolio turnover rate H	27 % G	19%	21%	14%	6%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,313,887
Gross unrealized depreciation	(21,201,178)
Net unrealized appreciation (depreciation)	$(16,887,291)
Tax cost	$485,905,181

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,133,294)
Long-term	(11,735,887)
Total capital loss carryforward	$(12,869,181)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	74,275,321	57,526,018
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Ohio Municipal Income Fund	692,815	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Ohio Municipal Income Fund	387
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $157.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705575.127
OFF-SANN-0825
Fidelity® Municipal Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.4%
	Principal Amount (a)	Value ($)
Alabama - 3.0%
Education - 0.2%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2039	1,445,000	1,498,702
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	1,735,000	1,759,253
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	1,510,000	1,531,108
University South AL Univ Rev Series 2024 A, 5% 4/1/2049 (Build America Mutual Assurance Co Insured)	5,750,000	5,843,955
		10,633,018
General Obligations - 2.8%
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	6,900,000	7,174,934
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2029 (Morgan Stanley Guaranteed)	1,475,000	1,490,960
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2030 (Morgan Stanley Guaranteed)	1,115,000	1,128,000
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2031 (Morgan Stanley Guaranteed)	975,000	980,809
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	23,655,000	23,379,862
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	17,760,000	18,707,739
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	11,040,000	11,657,994
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	21,055,000	21,996,074
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	32,675,000	34,434,517
		120,950,889
TOTAL ALABAMA		131,583,907
Arizona - 1.8%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	464,100
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	910,000	459,550
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2044	1,000,000	952,800
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2049	1,125,000	1,051,327
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2054	1,330,000	1,218,068
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2059	2,000,000	1,804,349
		5,950,194
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	5,885,000	6,109,720
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	3,825,000	3,371,197
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	2,655,000	2,522,016
Salt Verde Finl Corp Gas Rev AZ 5.5% 12/1/2029 (Citigroup Inc Guaranteed)	7,370,000	7,889,136
		13,782,349
Health Care - 0.5%
Arizona Health Facs Auth Rev (Banner Health System Proj.) Series 2007B, S&P Muni 7 Day High Grade Rate Index + 0.81%, 3.75% tender 1/1/2037 (b)(d)	2,465,000	2,385,730
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2030	1,300,000	1,405,683
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2031	1,250,000	1,367,401
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2032	1,250,000	1,378,868
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	235,000	231,649
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	295,000	260,855
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	5,970,000	4,156,644
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	3,535,000	2,439,460
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (e)	2,140,000	1,925,419
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (e)	5,260,000	4,099,473
		19,651,182
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	2,343,360	2,244,221
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(f)	4,580,000	4,661,416
Special Tax - 0.1%
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2030	2,080,000	2,158,234
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2031	3,105,000	3,219,991
		5,378,225
Transportation - 0.5%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2045	6,100,000	6,141,389
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2029	2,070,000	2,155,622
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (f)	1,450,000	1,466,673
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2037 (f)	1,075,000	1,084,826
Phoenix AZ Cvc Imp Crp Apr Rev Series A, 5% 7/1/2033 (f)	910,000	926,852
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2033	2,900,000	2,989,159
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2036	3,310,000	3,386,243
Phoenix AZ Cvc Imp Crp Apr Rev Series B, 5% 7/1/2037	2,070,000	2,112,728
		20,263,492
TOTAL ARIZONA		78,040,799
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	380,000	393,941
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2036	165,000	167,704
		561,645
TOTAL ARKANSAS		561,645
California - 5.1%
Education - 0.3%
CA Mun Fin Auth Student Hsg Rev (Chf Uc Davis Proj.) Series 2018, 5% 5/15/2038	7,200,000	7,314,290
University CA Revs 3% 5/15/2051	6,765,000	4,837,229
		12,151,519
Escrowed/Pre-Refunded - 0.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (f)	90,000	98,306
General Obligations - 1.9%
Abc Calif Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured) (g)	3,250,000	2,952,466
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	6,905,000	7,277,569
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	10,395,000	10,728,455
California St Pub Wks Brd Lse 5% 8/1/2031	1,365,000	1,531,247
California St Pub Wks Brd Lse 5% 8/1/2034	2,535,000	2,784,642
Folsom Cordova Calif Uni Sch Dist Sch Facs Impt Dist No 4 (Folsom-Cordova CA Sch Fac Impr Dist Proj.) Gen. Oblig. Series A, 0% 10/1/2031 (National Public Finance Guarantee Corporation Insured) (g)	1,520,000	1,244,598
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2028 (Assured Guaranty Municipal Corp Insured) (g)	4,100,000	3,691,843
Kern Calif Cmnty College Dist Gen. Oblig. 0% 11/1/2030 (Assured Guaranty Municipal Corp Insured) (g)	4,140,000	3,476,199
Long Beach CA Uni Sch Dist Series 2009A, 5.5% 8/1/2029	155,000	155,688
Monrovia Calif Uni Sch Dist 0% 8/1/2029 (National Public Finance Guarantee Corporation Insured) (g)	3,745,000	3,299,684
Mt Diablo CA Unified Sch Dist 4% 8/1/2029	1,595,000	1,675,210
Poway CA Unified Sch Dist 0% 8/1/2032 (g)	4,885,000	3,883,324
Poway CA Unified Sch Dist 0% 8/1/2037 (g)	6,455,000	4,006,762
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	6,890,000	4,019,352
Poway CA Unified Sch Dist 0% 8/1/2039 (g)	19,705,000	10,863,302
Poway CA Unified Sch Dist 0% 8/1/2046 (g)	950,000	335,163
Poway CA Unified Sch Dist 0% 8/1/2051 (g)	1,950,000	526,882
San Diego CA Uni Sch Dist 0% 7/1/2034 (g)	2,980,000	2,189,578
San Diego CA Uni Sch Dist 0% 7/1/2047 (h)	7,205,000	5,443,996
San Marcos Unified School District 0% 8/1/2047 (g)	9,685,000	3,421,731
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	4,495,000	4,348,855
State of California Gen. Oblig. 5.25% 12/1/2033	150,000	150,180
State of California Gen. Oblig. 5.5% 4/1/2028	10,000	10,017
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,008
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2038	3,725,000	3,733,996
		81,755,747
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(i)	703,088	597,625
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	2,966,346	2,768,035
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	8,807,269	8,800,980
		11,569,015
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	1,390,000	1,270,739
Special Tax - 0.2%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2026	1,050,000	1,053,097
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2029	2,185,000	2,190,521
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2031	985,000	987,205
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,936,362
		8,167,185
Tobacco Bonds - 0.2%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	69,825,000	7,374,972
Transportation - 2.2%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (g)	3,145,000	817,174
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured) (f)	2,000,000	2,135,043
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured) (f)	1,000,000	1,075,849
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (f)	1,610,000	1,694,097
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (f)	2,900,000	2,900,900
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2026 (f)	1,350,000	1,377,623
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2046 (f)	10,000,000	9,917,093
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2056 (f)	7,000,000	6,869,987
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2036 (f)(j)	2,500,000	2,671,477
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2038 (f)(j)	2,080,000	2,250,077
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (f)	6,395,000	6,611,948
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (f)	8,530,000	8,927,987
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (f)	5,710,000	6,052,968
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	1,000,000	987,993
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (f)	4,940,000	5,060,924
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (f)	4,140,000	4,178,435
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (f)	3,065,000	3,329,107
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2035 (f)	10,000,000	10,835,206
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2036 (f)	16,000,000	17,098,551
		94,792,439
Water & Sewer - 0.0%
Eastern Municipal Water District Financing Authority 4% 7/1/2038	1,400,000	1,400,853
Eastern Municipal Water District Financing Authority 5% 7/1/2036	1,600,000	1,736,470
Eastern Municipal Water District Financing Authority 5% 7/1/2037	1,000,000	1,078,870
		4,216,193
TOTAL CALIFORNIA		221,993,740
Colorado - 2.5%
Education - 0.1%
CO St Board Governors Univ Enterprise Sys Rev Series 2024A, 4% 3/1/2047	4,420,000	3,940,417
Electric Utilities - 0.1%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	2,080,000	2,096,201
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	2,600,000	2,553,159
		4,649,360
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2037	2,835,000	3,299,560
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	2,665,000	3,040,820
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2040	1,040,000	1,180,565
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2042	1,785,000	1,981,409
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2043	3,400,000	3,750,302
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2045	1,280,000	1,397,556
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	11,345,000	12,147,300
		26,797,512
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	3,735,000	2,628,191
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	4,395,000	3,816,797
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	4,480,000	3,309,710
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	17,455,000	14,606,231
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	1,000,000	1,025,968
		25,386,897
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	555,000	561,070
Special Tax - 0.0%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	1,058,000	1,008,115
Transportation - 1.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (f)	2,855,000	2,924,571
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (f)	2,440,000	2,537,857
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (f)	4,245,000	4,571,010
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (f)	4,140,000	4,205,419
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2037 (f)	8,280,000	8,373,052
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2033 (f)	1,185,000	1,273,367
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2036 (f)	10,000,000	10,496,056
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (f)	12,500,000	13,415,452
		47,796,784
TOTAL COLORADO		110,140,155
Connecticut - 2.8%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	2,515,000	2,047,191
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2026	415,000	423,118
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2027	290,000	301,483
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2028	525,000	543,344
Connecticut State Health & Educational Facilities Authority (Sacred Heart University, CT Proj.) 5% 7/1/2029	330,000	341,131
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	415,000	424,934
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2029	1,060,000	1,092,184
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	830,000	852,877
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2031	1,400,000	1,434,681
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2032	1,000,000	1,021,155
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2033	2,500,000	2,543,348
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	620,000	628,637
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 3, 5% 7/1/2036	895,000	901,109
		12,555,192
General Obligations - 0.9%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2033 (Build America Mutual Assurance Co Insured)	3,000,000	3,364,393
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	1,675,000	1,884,877
Connecticut St Gen. Oblig. 3% 6/1/2038	1,850,000	1,572,345
Connecticut St Gen. Oblig. 3% 6/1/2040	1,740,000	1,403,944
Connecticut St Gen. Oblig. 4% 1/15/2039	3,305,000	3,266,504
Connecticut St Gen. Oblig. 5% 3/15/2045	1,000,000	1,043,832
Connecticut St Gen. Oblig. Series 2015 B, 5% 6/15/2032	1,895,000	1,897,971
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	8,385,000	8,543,708
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2038	1,000,000	981,725
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	1,280,000	1,203,695
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,000,000	918,221
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	1,475,000	1,233,251
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2040	1,770,000	1,434,183
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2043	1,700,000	1,786,450
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2044	1,100,000	1,151,617
Connecticut St Series 2024 G, 3% 11/15/2042	935,000	733,549
Connecticut St Series 2024 G, 3% 11/15/2043	585,000	449,719
Connecticut St Series 2024 G, 5% 11/15/2044	2,500,000	2,614,081
New Britain Conn Gen. Oblig. Series 2017 C, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	885,000	915,298
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2029 (Assured Guaranty Municipal Corp Insured)	1,115,000	1,203,702
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	2,780,000	3,042,083
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	1,370,000	1,531,765
		42,176,913
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2039 (e)(i)	3,930,000	2,554,500
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (e)(i)	285,000	185,249
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) 5% 7/1/2050 (e)	1,800,000	1,615,119
Connecticut St Health & Edl Facs Auth Revenue (Griffin Hospital, CT Proj.) Series G1, 5% 7/1/2044 (e)	1,525,000	1,416,597
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2037	2,500,000	2,420,285
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,120,000	1,066,047
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	2,000,000	2,121,484
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	3,500,000	3,693,688
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2035	3,905,000	3,889,517
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2036	4,000,000	3,942,257
Connecticut State Health & Educational Facilities Authority (Stamford Hospital, CT Proj.) 4% 7/1/2046	7,315,000	6,315,022
		29,219,765
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	1,105,000	1,085,160
Special Tax - 0.9%
Connecticut St Gen. Oblig. 3% 1/15/2040	3,710,000	3,006,112
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2037	9,975,000	11,070,514
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2044	8,030,000	8,400,882
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2045	4,700,000	4,902,803
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2030 (e)	2,685,000	2,717,008
Harbor Point Infrastructure Impt Dist Conn Spl Oblig Rev Series 2017, 5% 4/1/2039 (e)	4,865,000	4,877,648
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2036 (e)	1,390,000	1,335,561
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (e)	900,000	915,525
		37,226,053
TOTAL CONNECTICUT		122,263,083
District Of Columbia - 1.2%
Transportation - 1.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (f)	3,125,000	3,244,305
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (f)	1,560,000	1,642,434
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (f)	1,200,000	1,231,532
Metropolitan Wash DC Arpts Ath 5% 10/1/2032 (f)	1,855,000	1,899,728
Metropolitan Wash DC Arpts Ath 5% 10/1/2033 (f)	910,000	929,834
Metropolitan Wash DC Arpts Ath 5% 10/1/2035 (f)	2,070,000	2,104,248
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (f)(j)	5,485,000	5,876,688
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2040 (f)(j)	2,405,000	2,559,956
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2044 (f)(j)	1,770,000	1,870,096
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2047	7,150,000	7,188,068
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2035	2,115,000	2,204,942
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2037	2,125,000	2,196,178
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	7,000,000	7,033,481
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	6,355,000	4,470,321
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	7,815,000	6,650,656
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Municipal Corp Insured)	3,600,000	2,440,531
		53,542,998
TOTAL DISTRICT OF COLUMBIA		53,542,998
District Of Columbia,Maryland,Virginia - 0.5%
Special Tax - 0.5%
Washington Metropolitan Area Transit Authority 5% 7/15/2038	9,900,000	10,350,869
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	2,000,000	2,019,924
Washington Metropolitan Area Transit Authority Series 2024 A, 5% 7/15/2056	9,660,000	9,736,559
		22,107,352
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		22,107,352
Florida - 4.8%
Education - 0.3%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2028	2,000,000	2,085,079
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2044	1,700,000	1,744,351
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2054	3,050,000	3,072,170
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	5,015,000	3,467,605
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	1,705,000	1,692,727
		12,061,932
Electric Utilities - 0.5%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,810,000	1,848,401
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,975,000	2,015,927
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2028	830,000	833,369
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2030	1,490,000	1,495,711
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2035	430,000	482,471
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2034	575,000	657,792
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2036	1,000,000	1,111,505
Orlando Fla Utils Commn Util Sys Rev Series 2024A, 5% 10/1/2037	1,500,000	1,651,087
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2034	3,000,000	3,431,959
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2035	4,000,000	4,488,102
Orlando Fla Utils Commn Util Sys Rev Series 2024B, 5% 10/1/2036	4,000,000	4,446,020
		22,462,344
General Obligations - 0.2%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	830,000	830,336
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	555,000	564,640
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	1,820,000	1,848,018
Brvd Cnty FL Sch Bd Ctfs of Prtn (Brevard Cnty FL Sch Dist Proj.) Series C, 5% 7/1/2028	1,445,000	1,445,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	1,705,000	1,705,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2016 A, 5% 7/1/2033	1,110,000	1,128,512
Volusia Cnty FL Sch Brd Ctfs (Volusia Cnty FL School Dist Proj.) Series 2016A, 5% 8/1/2029 (Build America Mutual Assurance Co Insured)	830,000	838,971
		8,360,477
Health Care - 0.6%
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	2,820,000	2,400,206
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2050	1,525,000	1,240,091
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 4% 8/15/2049	9,880,000	8,217,798
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 4% 8/15/2033	2,070,000	2,078,189
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2027	1,865,000	1,944,292
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2028	1,240,000	1,288,732
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2035	3,555,000	3,642,273
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	2,730,000	2,742,730
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2041	910,000	904,580
		24,458,891
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	2,050,000	2,063,102
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	465,000	470,709
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	810,000	784,707
		1,255,416
Transportation - 2.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2028 (f)	2,485,000	2,492,647
Broward Cnty FL Arpt Sys Rev 5% 10/1/2030 (f)	2,900,000	2,906,872
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (f)	2,485,000	2,490,418
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (f)	2,320,000	2,324,477
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2025 (f)	705,000	708,072
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2026 (f)	930,000	950,779
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2027 (f)	830,000	861,321
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2029 (f)	2,200,000	2,264,220
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (f)	610,000	626,366
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2032 (f)	2,900,000	2,954,252
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2033 (f)	1,080,000	1,097,721
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2034 (f)	1,055,000	1,069,688
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (f)	1,240,000	1,253,876
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2036 (f)	1,655,000	1,669,441
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2037 (f)	1,865,000	1,876,113
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (f)	3,520,000	3,509,485
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (f)	11,675,000	11,646,752
Florida St Dept Transn Tpk Rev Series 2020 A, 3% 7/1/2035	3,540,000	3,260,273
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2046	1,500,000	1,132,422
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2036	4,155,000	4,256,471
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2037	4,525,000	4,598,030
Florida St Dept Transn Tpk Rev Series 2022B, 4% 7/1/2038	4,710,000	4,742,801
Greater Orlando Aviation Auth 5% 10/1/2034 (f)	4,965,000	5,052,244
Greater Orlando Aviation Auth 5% 10/1/2037 (f)	5,175,000	5,223,435
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (f)	1,405,000	1,437,088
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (f)	830,000	861,687
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (f)	275,000	276,046
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2027 (f)	385,000	399,698
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029 (f)	1,310,000	1,311,849
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	1,200,000	1,228,810
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	1,450,000	1,480,976
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031 (f)	1,100,000	1,101,322
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (f)	11,860,000	11,651,349
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2034 (f)	4,895,000	5,273,729
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2036 (f)	5,100,000	5,392,074
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2028	830,000	831,153
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,560,000	3,607,792
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,020,000	3,057,872
Palm Beach Cnty FL Arpt Sys 5% 10/1/2027 (f)	830,000	844,288
Palm Beach Cnty FL Arpt Sys 5% 10/1/2029 (f)	860,000	873,755
Palm Beach Cnty FL Arpt Sys 5% 10/1/2030 (f)	1,530,000	1,553,189
Palm Beach Cnty FL Arpt Sys 5% 10/1/2031 (f)	1,075,000	1,088,987
Palm Beach Cnty FL Arpt Sys 5% 10/1/2032 (f)	1,655,000	1,672,505
Palm Beach Cnty FL Arpt Sys 5% 10/1/2033 (f)	3,555,000	3,587,981
Palm Beach Cnty FL Arpt Sys 5% 10/1/2034 (f)	3,730,000	3,759,360
Palm Beach Cnty FL Arpt Sys 5% 10/1/2035 (f)	3,930,000	3,954,854
		124,214,540
Water & Sewer - 0.3%
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2037	4,560,000	4,579,008
JEA FL Wtr & Swr Sys Rev Series 2021A, 4% 10/1/2038	1,090,000	1,082,938
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2035	3,900,000	3,903,975
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2031	1,250,000	1,389,472
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	645,000	711,494
		11,666,887
TOTAL FLORIDA		206,543,589
Georgia - 4.6%
Education - 0.0%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	1,515,000	1,343,346
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2028	1,000,000	1,045,447
Private Colgs & Unvs Ath GA Rv (Agnes Scott College, GA Proj.) Series 2019 A, 5% 6/1/2029	800,000	846,265
		3,235,058
Electric Utilities - 0.4%
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	4,320,000	2,610,246
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2040 (b)	7,290,000	7,331,082
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2036	3,350,000	3,662,978
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,080,000	1,194,507
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	920,000	956,792
		15,755,605
General Obligations - 3.2%
Georgia St Gen. Oblig. 5% 7/1/2033	6,885,000	7,747,383
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	23,425,000	23,548,162
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	18,850,000	19,027,207
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	14,345,000	15,255,314
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	23,910,000	25,285,765
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	35,455,000	37,299,185
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	3,490,000	3,700,593
		131,863,609
Health Care - 0.7%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	6,900,000	7,307,419
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	13,420,000	9,615,947
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	1,860,000	1,541,977
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	2,275,000	2,233,873
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2035	1,400,000	1,390,448
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	4,500,000	4,436,942
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	6,160,000	5,604,209
		32,130,815
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2021 A, 2.25% 12/1/2036	2,750,000	2,153,726
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	7,090,000	7,491,423
Transportation - 0.1%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (f)	3,230,000	3,327,063
Atlanta GA Arpt Rev 5% 7/1/2025 (f)	1,870,000	1,870,000
		5,197,063
TOTAL GEORGIA		197,827,299
Hawaii - 0.5%
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (f)	4,000,000	4,045,387
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2029 (f)	1,055,000	1,100,999
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2030 (f)	1,240,000	1,290,182
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (f)	1,215,000	1,259,678
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2032 (f)	1,240,000	1,281,404
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (f)	1,265,000	1,299,818
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (f)	9,480,000	9,538,164
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2034 (f)	750,000	746,722
		20,562,354
Water & Sewer - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035	2,575,000	2,936,599
TOTAL HAWAII		23,498,953
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	295,000	296,418
Illinois - 13.2%
Education - 0.4%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2029	1,090,000	1,116,079
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	760,000	777,139
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2032	1,015,000	1,033,021
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2034	830,000	828,372
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2029	830,000	846,568
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2030	830,000	845,262
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2037	600,000	520,637
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2041	1,000,000	818,762
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	1,000,000	965,308
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	730,000	717,184
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2046	830,000	799,127
Northern IL Univ Revs Series 2020 B, 5% 4/1/2026 (Build America Mutual Assurance Co Insured)	1,400,000	1,415,693
Northern IL Univ Revs Series 2020 B, 5% 4/1/2028 (Build America Mutual Assurance Co Insured)	1,300,000	1,354,600
Northern IL Univ Revs Series 2020 B, 5% 4/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,062,585
Northern IL Univ Revs Series 2020 B, 5% 4/1/2032 (Build America Mutual Assurance Co Insured)	1,295,000	1,371,040
University of Illinois Series 2018A, 5% 4/1/2030	3,425,000	3,619,079
		18,090,456
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,370,000	3,372,874
Escrowed/Pre-Refunded - 0.6%
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	30,000	30,588
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	285,000	295,081
Illinois Finance Authority Rev 4% 2/15/2033 (Pre-refunded to 2/15/2027 at 100)	160,000	163,139
Illinois Finance Authority Rev 4% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	4,120,000	4,200,831
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	20,030,000	20,422,971
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	500,000	517,686
		25,630,296
General Obligations - 5.6%
Chicago IL Brd Ed 5% 12/1/2025	2,725,000	2,731,952
Chicago IL Brd Ed 5% 12/1/2026	800,000	810,902
Chicago IL Brd Ed 5% 12/1/2030	2,105,000	2,136,110
Chicago IL Brd Ed 6.5% 12/1/2046	660,000	666,527
Chicago IL Brd Ed 7% 12/1/2046 (e)	2,320,000	2,383,974
Chicago IL Brd Ed Series 2017C, 5% 12/1/2034	1,245,000	1,242,982
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2025	830,000	832,118
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2026	830,000	841,197
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2028	3,915,000	4,047,928
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	1,655,000	1,678,911
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2032	950,000	956,449
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,140,000	1,141,325
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2035	830,000	823,652
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	2,910,000	3,008,804
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2027	1,625,000	1,666,910
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	2,000,000	2,067,907
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2033	1,300,000	1,312,336
Chicago IL Brd Ed Series D, 5% 12/1/2031	3,565,000	3,595,500
Chicago IL Gen. Oblig. 5.25% 1/1/2038	11,380,000	11,633,675
Chicago IL Gen. Oblig. 5.5% 1/1/2039	12,000,000	12,345,274
Chicago IL Gen. Oblig. 5.5% 1/1/2040	6,750,000	6,917,466
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	430,000	438,867
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2029	3,175,000	3,311,730
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	3,555,000	3,734,094
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	2,260,000	2,359,259
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	5,335,000	5,582,922
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	1,500,000	1,486,526
Chicago IL Gen. Oblig. Series 2025A, 6% 1/1/2050	14,665,000	15,129,363
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2027	2,320,000	2,377,718
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2028	3,020,000	3,091,447
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2021 A, 2% 1/1/2039	4,475,000	3,149,371
Illinois St Gen. Oblig. 5% 2/1/2027	3,275,000	3,367,340
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	230,000	241,682
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2029	4,600,000	4,864,040
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	4,490,000	4,863,947
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2033	6,690,000	7,202,802
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2034	5,110,000	5,464,749
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	995,000	1,011,424
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	2,750,000	2,948,019
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2033	1,500,000	1,599,456
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	2,220,000	2,353,383
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2035	5,450,000	5,742,585
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2036	4,500,000	4,710,771
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2037	5,500,000	5,719,762
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2046	7,635,000	7,573,475
Illinois St Gen. Oblig. Series MAY 2020, 5.75% 5/1/2045	3,865,000	4,011,923
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	11,295,000	11,964,877
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	8,085,000	8,586,970
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2036	3,550,000	3,741,147
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,770,000	1,850,981
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	4,360,000	4,510,642
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	320,000	326,500
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	1,020,000	1,108,645
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	3,170,000	3,415,182
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	3,160,000	3,339,698
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2043	2,795,000	2,869,224
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2048	2,000,000	2,014,522
Illinois St Gen. Oblig. Series OCTOBER 2022B, 5% 10/1/2034	16,015,000	17,136,672
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2039	5,550,000	5,790,519
Lake Cnty IL Cmty College Sch Dist No 073 2.25% 1/1/2040	1,000,000	696,867
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	2,235,000	2,339,612
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,350,000	2,461,611
		237,332,223
Health Care - 1.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.625% 2/15/2032 (Pre-refunded to 2/15/2027 at 100)	950,000	962,573
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	1,215,000	1,233,472
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	5,110,000	5,261,856
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	12,595,000	12,924,944
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	3,870,000	3,964,794
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,420,000	1,438,034
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	835,000	840,533
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	25,725,000	22,764,670
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,040,000	1,054,163
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2028	2,380,000	2,382,043
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	1,160,000	1,161,055
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	735,000	735,873
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2033	65,000	65,277
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2036	1,040,000	1,014,563
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 4% 2/15/2041	60,000	54,903
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	2,420,000	2,469,458
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	1,365,000	1,387,006
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	1,340,000	945,614
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	8,905,000	6,597,036
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	5,040,000	3,537,063
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	10,870,000	7,314,502
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	3,500,000	3,458,072
		81,567,504
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	760,000	664,983
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	5,780,737	5,077,364
		5,742,347
Special Tax - 2.8%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2037	3,025,000	3,294,930
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	9,375,000	10,040,538
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2039	2,865,000	3,049,689
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2040	2,250,000	2,371,068
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	2,485,000	2,535,337
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	2,030,000	2,063,697
Illinois St Sales Tax Rev 3% 6/15/2033 (Build America Mutual Assurance Co Insured)	4,230,000	3,882,593
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	1,125,000	999,351
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	13,280,000	8,024,668
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2051 (g)	10,845,000	2,582,496
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (g)	1,690,000	1,111,029
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (g)	5,645,000	3,510,080
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (g)	41,985,000	17,083,286
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (g)	8,205,000	3,135,397
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2045 (Assured Guaranty Municipal Corp Insured) (g)	25,250,000	9,120,717
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (g)	2,890,000	989,312
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	3,000,000	970,374
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2042	7,330,000	6,558,055
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	560,000	472,236
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 6/15/2052	2,000,000	1,625,246
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2025	830,000	835,968
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2026	2,755,000	2,827,247
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2027	295,000	307,921
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2031	560,000	578,412
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 5% 12/15/2034	330,000	338,669
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2032	7,305,000	8,046,927
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	20,950,000	22,702,419
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	1,695,000	1,738,098
		120,795,760
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (f)	1,655,000	1,666,123
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	1,305,000	1,303,742
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	1,655,000	1,660,752
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2037	2,235,000	2,241,396
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (f)	2,475,000	2,525,832
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (f)	2,070,000	2,111,142
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	495,000	509,110
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	2,925,000	3,002,407
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031	495,000	508,100
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032 (f)	2,235,000	2,265,839
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2032	540,000	552,988
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,255,000	2,271,686
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2034 (f)	3,360,000	3,396,120
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035 (f)	2,485,000	2,507,410
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2035	1,740,000	1,769,599
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (f)	3,090,000	3,112,615
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	7,080,000	7,164,081
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	1,655,000	1,664,133
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	1,655,000	1,664,133
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2029 (f)	290,000	297,454
Chicago IL O'Hare Intl Arpt Rev 5.25% 1/1/2031 (f)	330,000	337,110
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 5% 1/1/2053 (f)	3,790,000	3,719,907
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2043 (f)	1,210,000	1,245,579
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.5% 1/1/2044 (f)	2,625,000	2,753,346
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2038 (f)	1,280,000	1,337,923
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2041 (f)	2,000,000	2,093,951
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2043 (f)	1,700,000	1,754,644
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2044 (f)	1,300,000	1,334,937
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2045 (f)	1,800,000	1,840,346
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2046 (f)	1,615,000	1,644,678
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (f)	2,185,000	2,200,908
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	1,260,000	1,269,082
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2036	1,000,000	1,066,666
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2038	350,000	366,902
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	2,390,000	2,470,759
		67,631,400
Water & Sewer - 0.2%
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2029	2,775,000	2,867,260
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) Series 2020, 5% 7/1/2036	5,850,000	6,266,155
		9,133,415
TOTAL ILLINOIS		569,296,275
Indiana - 1.6%
Education - 0.4%
Purdue University Series DD, 5% 7/1/2034	995,000	1,042,528
Purdue University Series DD, 5% 7/1/2035	1,960,000	2,045,125
Purdue University Series DD, 5% 7/1/2036	2,130,000	2,212,881
Purdue University Series DD, 5% 7/1/2037	1,970,000	2,039,071
Purdue University Series DD, 5% 7/1/2038	2,345,000	2,415,837
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2038	260,000	245,223
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	6,035,000	5,189,209
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 5% 4/1/2043	460,000	456,395
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 4% 4/1/2038	1,510,000	1,427,671
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2032	1,805,000	1,908,121
		18,982,061
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	1,765,000	1,922,401
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2041 (Build America Mutual Assurance Co Insured)	2,500,000	2,670,074
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2043 (Build America Mutual Assurance Co Insured)	4,200,000	4,424,336
		9,016,811
Health Care - 0.7%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	775,000	645,810
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2033	1,000,000	1,088,231
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2034	1,550,000	1,684,037
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2035	1,150,000	1,240,688
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2043	495,000	495,823
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	3,575,000	3,549,484
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	20,710,000	17,454,384
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	1,075,000	1,098,854
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	1,240,000	1,269,717
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	1,160,000	1,186,612
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (e)	2,045,000	1,701,689
		31,415,329
Transportation - 0.3%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2032 (f)	830,000	831,188
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2033 (f)	830,000	829,772
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2034 (f)	1,010,000	1,009,809
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2016 A1, 4% 1/1/2035 (f)	2,300,000	2,297,783
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 I, 5% 1/1/2044	5,100,000	5,187,692
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (f)	875,000	883,119
		11,039,363
TOTAL INDIANA		70,453,564
Iowa - 0.1%
Education - 0.1%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	1,000,000	940,308
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2026 (f)	1,850,000	1,888,127
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (f)	1,965,000	2,033,709
		4,862,144
TOTAL IOWA		4,862,144
Kentucky - 2.0%
Education - 0.3%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2040	1,140,000	1,208,938
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2041	1,040,000	1,092,243
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2042	1,100,000	1,143,527
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2043	1,620,000	1,666,205
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2044	1,170,000	1,197,955
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	5,000,000	5,145,839
		11,454,707
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,030,000	7,378,292
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	10,000,000	10,040,922
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	13,375,000	14,289,779
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	830,000	844,760
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	4,510,000	4,788,008
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	1,185,000	1,246,513
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	915,000	959,642
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	1,045,000	1,092,219
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	615,000	638,975
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	520,000	538,447
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2036	1,240,000	1,371,169
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	3,915,000	4,054,851
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2044	2,350,000	2,416,277
		49,659,854
Health Care - 0.5%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	2,545,000	2,128,114
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	2,995,000	2,982,134
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2035	1,000,000	1,037,865
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2044	1,000,000	995,704
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	2,405,000	2,478,197
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2038	2,300,000	2,354,942
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,030,000	2,164,787
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	8,660,000	6,392,896
		20,534,639
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2028	1,310,000	1,321,400
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2031	1,240,000	1,249,697
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2032	1,240,000	1,249,184
		3,820,281
TOTAL KENTUCKY		85,469,481
Louisiana - 0.6%
Education - 0.1%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	1,655,000	1,706,747
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2029	1,175,000	1,209,883
		2,916,630
Health Care - 0.1%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2037	1,615,000	1,653,807
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	1,260,000	1,283,730
		2,937,537
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	1,520,000	1,641,955
Transportation - 0.2%
New Orleans LA Aviation Board 5% 1/1/2027 (f)	415,000	425,806
New Orleans LA Aviation Board 5% 1/1/2027 (f)	330,000	338,593
New Orleans LA Aviation Board 5% 1/1/2028 (f)	595,000	607,657
New Orleans LA Aviation Board 5% 1/1/2028 (f)	205,000	209,361
New Orleans LA Aviation Board 5% 1/1/2031 (f)	530,000	538,729
New Orleans LA Aviation Board 5% 1/1/2032 (f)	330,000	334,553
New Orleans LA Aviation Board 5% 1/1/2033 (f)	850,000	860,474
New Orleans LA Aviation Board 5% 1/1/2033 (f)	580,000	587,147
New Orleans LA Aviation Board 5% 1/1/2034 (f)	1,020,000	1,030,965
New Orleans LA Aviation Board 5% 1/1/2034 (f)	180,000	181,935
New Orleans LA Aviation Board 5% 1/1/2035 (f)	330,000	332,976
New Orleans LA Aviation Board 5% 1/1/2036 (f)	775,000	780,672
New Orleans LA Aviation Board 5% 1/1/2037 (f)	1,275,000	1,282,036
		7,510,904
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 5% 2/1/2042 (Build America Mutual Assurance Co Insured)	10,390,000	10,785,925
TOTAL LOUISIANA		25,792,951
Maine - 0.4%
Education - 0.4%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2025	375,000	375,000
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2031	580,000	584,989
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2032	415,000	417,312
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 4% 7/1/2034	835,000	834,049
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2026	270,000	274,880
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2028	420,000	432,864
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	330,000	339,839
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2033	830,000	850,236
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2035	630,000	642,550
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5.25% 10/1/2054	8,585,000	8,735,723
		13,487,442
General Obligations - 0.0%
Brunswick ME 2.5% 11/1/2039	720,000	547,344
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	1,935,000	1,539,482
Transportation - 0.0%
Maine Turnpike Auth Rev Bonds 5% 7/1/2032	870,000	870,000
Maine Turnpike Auth Rev Bonds 5% 7/1/2038	555,000	555,000
		1,425,000
TOTAL MAINE		16,999,268
Maryland - 1.2%
Education - 0.2%
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2027	2,150,000	2,191,065
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2028	2,275,000	2,316,695
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2029	2,410,000	2,452,473
Westminster MD Edl Facs Rev (Mcdaniel College Proj.) 5% 11/1/2030	2,555,000	2,596,078
		9,556,311
General Obligations - 0.8%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	3,625,000	3,291,636
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2037	1,970,000	1,748,782
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	1,285,000	1,156,471
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2036	1,015,000	1,110,380
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2038	2,935,000	3,154,215
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2039	3,085,000	3,292,928
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2042	3,315,000	3,470,835
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2035	10,210,000	11,260,036
		28,485,283
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	6,445,000	4,367,134
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,430,000	1,299,228
		5,666,362
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	1,610,000	1,610,986
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,000,000	1,009,114
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	1,280,000	1,140,347
		2,149,461
Transportation - 0.1%
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2030	1,035,000	1,071,012
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2035	1,655,000	1,687,941
		2,758,953
TOTAL MARYLAND		50,227,356
Massachusetts - 2.8%
Education - 1.1%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2037	1,720,000	1,848,983
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	12,425,000	8,919,386
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	9,360,000	8,309,097
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	12,200,000	10,098,721
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2027 (f)	1,000,000	1,029,596
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2028 (f)	1,915,000	1,992,567
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2029	830,000	847,900
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2030	1,240,000	1,264,633
Massachusetts St Dev Fin Agy Rev (Berklee College of Music Inc Proj.) 5% 10/1/2031	1,340,000	1,364,095
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) 5% 7/1/2039	1,360,000	1,356,247
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2034	1,325,000	1,330,287
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2035	1,000,000	1,002,508
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2027	830,000	842,456
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2028	875,000	887,529
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2029	920,000	932,125
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2031	1,015,000	1,025,855
Massachusetts St Dev Fin Agy Rev (Wentworth Inst of Tech, MA Proj.) Series 2017, 5% 10/1/2032	1,065,000	1,074,581
		44,126,566
General Obligations - 0.3%
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	4,175,000	4,191,465
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2048	5,670,000	5,694,570
Massachusetts St Gen. Oblig. Series 2024 H, 5% 12/1/2036	4,700,000	5,248,879
		15,134,914
Health Care - 0.1%
Massachusetts Development Finance Agency (University of Mass Hlth Cr Inc Proj.) 4% 7/1/2044	830,000	710,394
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 5% 7/1/2034	3,500,000	3,602,290
Massachusetts St Dev Fin Agy Rev (University of Mass Hlth Cr Inc Proj.) 5% 7/1/2031	1,385,000	1,403,890
		5,716,574
Special Tax - 0.4%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2032	2,235,000	2,483,763
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2033	2,500,000	2,763,010
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2034	1,260,000	1,383,039
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	3,180,000	3,458,224
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	5,900,000	5,928,272
		16,016,308
Transportation - 0.6%
Massachusetts St Port Auth Rev 5% 7/1/2039 (f)	4,480,000	4,659,269
Massachusetts St Port Auth Rev 5% 7/1/2040 (f)	2,835,000	2,931,757
Massachusetts St Port Auth Rev 5% 7/1/2051 (f)	10,000,000	10,000,917
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2033	1,740,000	1,767,370
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2034	895,000	908,094
Massachusetts St Port Auth Rev Series 2016A, 5% 7/1/2038	1,300,000	1,312,284
Massachusetts St Port Auth Rev Series 2021 E, 5% 7/1/2038 (f)	2,875,000	3,007,282
		24,586,973
Water & Sewer - 0.3%
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2030	2,345,000	2,588,010
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2032	4,240,000	4,807,848
Massachusetts Clean Water Trust/The Series 2025, 5% 2/1/2035	5,265,000	6,063,747
Massachusetts Clean Water Trust/The Series 26A, 5% 2/1/2030	1,000,000	1,103,629
		14,563,234
TOTAL MASSACHUSETTS		120,144,569
Michigan - 2.4%
Education - 0.5%
Oakland Univ Mich Rev Series 2019, 5% 3/1/2044	8,540,000	8,652,402
Oakland Univ Mich Rev Series 2019, 5% 3/1/2050	13,450,000	13,489,041
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,165,000	1,189,831
		23,331,274
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	10,000	10,177
Michigan St Bldg Auth Rev Series 2015 I, 5% 4/15/2030 (Pre-refunded to 10/15/2025 at 100)	180,000	180,970
		191,147
General Obligations - 0.1%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2050	2,600,000	2,515,192
Portage MI Pub Schs 5% 11/1/2031	2,090,000	2,123,502
Portage MI Pub Schs 5% 11/1/2036	205,000	207,963
		4,846,657
Health Care - 0.3%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2038	1,515,000	1,525,056
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,780,000	1,865,890
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,945,000	1,977,208
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	2,105,000	2,066,156
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	3,935,000	2,758,155
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	1,110,000	1,151,112
		11,343,577
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,045,000	1,040,467
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	4,870,000	3,164,662
		4,205,129
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	2,570,000	2,587,456
Tobacco Bonds - 0.0%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	2,545,000	2,120,183
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,020,000	1,024,824
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	995,000	998,626
Wayne Cnty Mich Arpt Auth Rev 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,035,570
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (f)	495,000	509,317
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2030 (f)	580,000	594,502
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (f)	660,000	674,053
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2032 (f)	540,000	550,240
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	355,000	359,257
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (f)	3,645,000	3,797,347
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2034	580,000	597,095
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2035	540,000	553,687
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2032 (f)	420,000	428,255
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2034 (f)	495,000	502,149
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2035 (f)	540,000	546,227
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2037 (f)	705,000	709,123
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (f)	830,000	827,535
Wayne Cnty Mich Arpt Auth Rev Series JRA, 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,237,197
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2031	310,000	321,737
Wayne Cnty Mich Arpt Auth Rev Series JRA, 5% 12/1/2032	315,000	326,177
		15,592,918
Water & Sewer - 0.9%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	8,725,000	8,771,939
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	13,410,000	14,980,239
Great Lakes Sewer Auth Mich Series 2025A, 5% 7/1/2038	2,260,000	2,452,512
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2035	1,535,000	1,741,552
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2037	3,500,000	3,889,589
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2038	1,160,000	1,276,644
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2041	6,030,000	6,456,327
		39,568,802
TOTAL MICHIGAN		103,787,143
Minnesota - 0.5%
Education - 0.4%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	615,000	634,046
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	1,370,000	1,267,725
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2030 (f)	3,800,000	3,972,271
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2031 (f)	4,200,000	4,391,142
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2032 (f)	4,400,000	4,593,372
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	270,000	270,000
		15,128,556
General Obligations - 0.1%
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2038 (Minnesota St Guaranteed) (g)(j)	1,050,000	608,882
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2041 (Minnesota St Guaranteed) (g)(j)	1,185,000	566,617
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2042 (Minnesota St Guaranteed) (g)(j)	2,600,000	1,164,150
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2043 (Minnesota St Guaranteed) (g)(j)	2,050,000	862,329
		3,201,978
Housing - 0.0%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	2,525,114	1,984,371
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	955,000	1,014,448
		2,998,819
TOTAL MINNESOTA		21,329,353
Missouri - 0.4%
General Obligations - 0.0%
Jefferson City MO Sch Dist Series 2025, 5.5% 3/1/2045	1,900,000	2,004,434
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2030	580,000	595,998
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2031	870,000	891,746
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	1,725,000	1,743,068
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.125% 2/1/2027	830,000	830,051
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 3.25% 2/1/2028	830,000	830,101
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2029	1,025,000	1,026,216
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	3,325,000	3,140,849
		9,058,029
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	390,000	392,170
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,295,000	2,268,438
		2,660,608
Transportation - 0.1%
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2033	2,390,000	2,528,504
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2034	1,750,000	1,843,957
		4,372,461
Water & Sewer - 0.0%
Kansas City MO Wtr Rev 4% 12/1/2042	1,200,000	1,123,643
TOTAL MISSOURI		19,219,175
Montana - 0.1%
Health Care - 0.1%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	4,010,000	2,739,174
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	240,000	241,858
TOTAL MONTANA		2,981,032
Nebraska - 0.3%
Education - 0.1%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 4% 7/1/2034	830,000	836,428
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2017, 5% 7/1/2036	570,000	582,166
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	1,795,000	1,197,590
		2,616,184
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2037	2,050,000	2,060,530
Escrowed/Pre-Refunded - 0.0%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (Escrowed to Maturity) (f)	145,000	146,019
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (Escrowed to Maturity) (f)	530,000	543,702
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (Pre-refunded to 12/15/2026 at 100) (f)	745,000	764,261
		1,453,982
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (f)	880,000	880,569
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (f)	765,000	763,052
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	920,000	916,592
		2,560,213
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2025 (f)	185,000	186,547
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2026 (f)	660,000	676,171
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2027 (f)	455,000	464,071
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2030 (f)	685,000	696,939
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2031 (f)	360,000	365,348
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2033 (f)	365,000	368,828
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2035 (f)	910,000	916,390
Omaha NE Arpt Auth Arpt Rev Series A, 5% 12/15/2036 (f)	230,000	231,245
		3,905,539
TOTAL NEBRASKA		12,596,448
Nevada - 0.6%
General Obligations - 0.5%
Clark Cnty NV School Dist Series 2020 B, 3% 6/15/2039	3,710,000	3,005,436
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2042	18,815,000	14,565,698
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	1,270,000	960,218
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2039	6,265,000	5,391,568
		23,922,920
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	520,000	522,555
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,009,859
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	2,605,000	2,528,553
		3,538,412
TOTAL NEVADA		27,983,887
New Hampshire - 0.8%
Health Care - 0.5%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	3,855,000	2,637,780
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2028	895,000	940,212
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2029	855,000	894,001
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	850,000	885,162
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2033	2,900,000	2,996,051
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2034	4,415,000	4,544,031
New Hampshire Health and Education Facilities Authority Act (Mass General Brigham Inc Proj.) 5% 7/1/2037	4,290,000	4,368,271
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	2,010,000	1,886,722
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2025	1,810,000	1,816,610
		20,968,840
Housing - 0.3%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	5,618,658	5,555,409
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	10,358,268	9,454,412
		15,009,821
TOTAL NEW HAMPSHIRE		35,978,661
New Jersey - 7.3%
Education - 1.1%
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	860,000	877,051
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2030 (Assured Guaranty Municipal Corp Insured)	2,105,000	2,134,681
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2032 (Assured Guaranty Municipal Corp Insured)	1,035,000	1,047,497
Atlantic Cnty NJ Impt Auth Lse (Stockton University Proj.) Series 2016 A, 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	1,075,000	1,086,238
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	3,185,000	3,237,260
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (f)	830,000	846,067
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (f)	3,495,000	3,511,651
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (f)	1,035,000	1,055,036
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2031 (f)	2,475,000	2,636,551
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2032 (f)	2,475,000	2,627,040
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2033 (f)	2,400,000	2,534,728
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (f)	3,420,000	3,625,802
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2031 (f)	4,610,000	4,910,910
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2032 (f)	11,000,000	11,675,734
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2031	1,740,000	1,758,241
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2032	1,985,000	2,002,168
		45,566,655
General Obligations - 4.6%
Englewood NJ Gen. Oblig. Series 2021, 2% 2/1/2031	1,670,000	1,481,181
Lyndhurst Twp NJ Sch Dist 2% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	801,047
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	2,680,000	2,681,946
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	8,255,000	7,227,815
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	8,915,000	9,025,499
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5.25% 6/15/2027	6,525,000	6,531,472
New Jersey St Gen. Oblig. 2% 6/1/2030	3,745,000	3,463,875
New Jersey St Gen. Oblig. 2% 6/1/2032	3,155,000	2,777,120
New Jersey St Gen. Oblig. 2% 6/1/2036	1,775,000	1,375,617
New Jersey St Gen. Oblig. 5% 6/1/2029	3,685,000	3,992,381
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	9,485,000	8,804,429
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (National Public Finance Guarantee Corporation Insured) (g)	1,200,000	999,353
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	9,770,000	7,211,428
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	2,220,000	1,561,925
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (g)	1,500,000	828,168
New Jersey Trans Trust Fund Auth 4% 6/15/2035	1,500,000	1,491,498
New Jersey Trans Trust Fund Auth 4% 6/15/2040	1,680,000	1,579,552
New Jersey Trans Trust Fund Auth 4% 6/15/2045	7,950,000	7,120,873
New Jersey Trans Trust Fund Auth 4% 6/15/2050	4,865,000	4,232,245
New Jersey Trans Trust Fund Auth 5% 12/15/2033	680,000	716,965
New Jersey Trans Trust Fund Auth 5% 6/15/2032	6,845,000	7,569,426
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,810,000	6,344,598
New Jersey Trans Trust Fund Auth 5% 6/15/2033	2,980,000	3,228,281
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,635,000	1,771,222
New Jersey Trans Trust Fund Auth 5% 6/15/2034	1,060,000	1,139,379
New Jersey Trans Trust Fund Auth 5% 6/15/2035	490,000	518,975
New Jersey Trans Trust Fund Auth 5% 6/15/2039	3,000,000	3,099,371
New Jersey Trans Trust Fund Auth 5% 6/15/2040	17,550,000	18,377,032
New Jersey Trans Trust Fund Auth 5% 6/15/2042	4,130,000	4,254,698
New Jersey Trans Trust Fund Auth 5% 6/15/2043	7,000,000	7,173,605
New Jersey Trans Trust Fund Auth 5% 6/15/2044	1,695,000	1,730,708
New Jersey Trans Trust Fund Auth 5% 6/15/2045	6,580,000	6,694,261
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	7,170,000	7,369,045
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	15,110,000	15,448,432
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	5,030,000	4,765,505
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2040	5,410,000	5,086,535
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2042	7,290,000	6,680,194
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	8,500,000	9,399,210
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2034	7,460,000	8,101,401
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	2,215,000	2,364,142
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2037	4,235,000	4,484,659
		199,505,068
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (e)	910,000	699,527
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (c)(e)	983,042	633,508
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	2,400,000	1,978,481
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	300,000	305,774
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2030	830,000	845,237
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2027	620,000	632,393
		5,094,920
Tobacco Bonds - 0.0%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	1,400,000	1,348,765
Transportation - 1.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	2,250,000	2,291,782
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2029	1,865,000	1,895,380
New Jersey Turnpike Authority 4% 1/1/2035	2,295,000	2,396,070
New Jersey Turnpike Authority 4.25% 1/1/2043	1,680,000	1,616,685
New Jersey Turnpike Authority 4.5% 1/1/2048	20,000,000	19,347,371
New Jersey Turnpike Authority 5% 1/1/2033	4,585,000	5,149,555
New Jersey Turnpike Authority 5% 1/1/2034	2,750,000	3,099,996
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	4,305,000	4,514,672
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	4,525,000	4,723,952
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2035 (j)	1,805,000	2,009,073
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2050	14,910,000	15,568,462
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 4.625% 11/1/2047	3,500,000	3,344,504
		65,957,502
TOTAL NEW JERSEY		317,472,910
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ Series 238, 5% 7/15/2038 (f)	2,085,000	2,164,770
Port Auth NY & NJ Series 238, 5% 7/15/2039 (f)	1,275,000	1,312,373
Port Auth NY & NJ Series 238, 5% 7/15/2040 (f)	1,120,000	1,144,402
		4,621,545
TOTAL NEW JERSEY,NEW YORK		4,621,545
New Mexico - 0.4%
General Obligations - 0.4%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,500,000	17,487,647
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	255,000	259,285
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	205,000	200,817
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	215,000	202,046
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	425,000	384,458
		1,046,606
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	930,000	931,010
TOTAL NEW MEXICO		19,465,263
New York - 9.2%
Education - 0.3%
Hempstead Town NY Local Dev Corp Rev (Hofstra Univ, NY Proj.) Series 2021 A, 3% 7/1/2051	3,310,000	2,223,697
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2033	1,035,000	1,038,481
New York St Dorm Auth Revs Non St Supportd Debt (Fordham University Proj.) Series 2017, 4% 7/1/2034	1,035,000	1,036,080
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	785,000	808,778
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	2,210,000	2,196,071
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2050	5,710,000	5,457,401
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2018, 5% 1/1/2043	830,000	801,441
		13,561,949
Electric Utilities - 0.0%
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	1,750,000	1,683,985
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series FISCAL 2025G SUB G 1, 5.25% 2/1/2048	7,270,000	7,586,561
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	5,215,000	5,331,011
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2015 S 2, 5% 7/15/2035	1,465,000	1,465,173
		14,382,745
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (Garnet Hlth Med Ctr Proj.) 5% 12/1/2025 (e)	1,200,000	1,200,767
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,210,816
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2031 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,592,111
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 4.625% 11/1/2031 (e)	570,000	535,861
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (e)	1,150,000	905,618
		5,445,173
Housing - 0.1%
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	1,925,000	1,379,943
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 F 1, 2.4% 11/1/2046	2,680,000	1,725,357
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (f)	425,000	422,862
		3,528,162
Industrial Development - 0.6%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	26,320,000	26,276,354
Special Tax - 4.1%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	5,650,000	5,761,535
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2031	8,000,000	8,963,262
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2033	8,000,000	9,044,509
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2049	3,810,000	3,880,227
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2042	4,870,000	5,060,436
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	26,245,000	27,539,692
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	10,395,000	10,540,044
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2036	4,980,000	5,610,031
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2038	5,295,000	5,810,674
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	3,275,000	2,306,245
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	7,555,000	5,400,371
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2029	8,000,000	8,654,046
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2030	5,235,000	5,755,404
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2031	10,470,000	11,646,401
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2033	3,410,000	3,847,458
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2034	3,055,000	3,459,010
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2042	2,000,000	2,047,212
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 3% 3/15/2050	4,230,000	3,004,797
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	23,965,000	21,623,483
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	18,000,000	16,095,451
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2052	6,195,000	6,309,059
		172,359,347
Transportation - 3.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	39,325,000	33,813,633
Metropolitan Transn Auth NY Rv 4% 11/15/2047	2,710,000	2,316,725
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2051	3,550,000	2,955,106
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	3,855,000	3,192,514
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2034	27,955,000	30,978,070
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2035	4,000,000	4,385,552
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (f)	2,755,000	2,951,525
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (f)	4,270,000	4,535,603
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (f)	4,665,000	4,912,713
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	2,330,000	2,429,857
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (f)	1,590,000	1,643,336
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (f)	4,240,000	4,346,007
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (f)	10,300,000	10,471,217
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (f)	7,875,000	7,951,395
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (f)	6,665,000	6,703,430
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (f)	6,060,000	6,039,200
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (f)	3,030,000	2,980,453
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (f)	3,510,000	3,535,921
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (f)	3,560,000	3,560,102
		139,702,359
Water & Sewer - 0.4%
New York NY Cty Muni Wtr Fin Auth 5.5% 6/15/2039	3,305,000	3,734,579
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	3,500,000	3,534,874
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 EE, 5% 6/15/2045	11,240,000	11,493,573
		18,763,026
TOTAL NEW YORK		395,703,100
North Carolina - 0.6%
General Obligations - 0.1%
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2044	4,000,000	4,059,186
Charlotte NC Ctfs Partn (Charlotte NC Proj.) Series 2019A, 5% 6/1/2046	2,120,000	2,141,401
		6,200,587
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2041	1,050,000	929,225
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	2,075,000	1,621,997
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	3,445,000	2,699,186
		5,250,408
Transportation - 0.4%
Charlotte NC Arpt Rev Series A, 5% 7/1/2030	1,265,000	1,310,875
Charlotte NC Arpt Rev Series A, 5% 7/1/2033	1,040,000	1,071,974
Charlotte NC Arpt Rev Series A, 5% 7/1/2037	2,910,000	2,952,157
Charlotte NC Arpt Rev Series B, 5% 7/1/2025 (f)	85,000	84,999
Charlotte NC Arpt Rev Series B, 5% 7/1/2026 (f)	85,000	86,536
Charlotte NC Arpt Rev Series B, 5% 7/1/2027 (f)	160,000	165,453
Charlotte NC Arpt Rev Series B, 5% 7/1/2028 (f)	135,000	139,365
Charlotte NC Arpt Rev Series B, 5% 7/1/2029 (f)	195,000	200,917
Charlotte NC Arpt Rev Series B, 5% 7/1/2030 (f)	210,000	215,888
Charlotte NC Arpt Rev Series B, 5% 7/1/2031 (f)	395,000	405,243
Charlotte NC Arpt Rev Series B, 5% 7/1/2032 (f)	420,000	428,794
Charlotte NC Arpt Rev Series B, 5% 7/1/2033 (f)	440,000	448,149
Charlotte NC Arpt Rev Series B, 5% 7/1/2034 (f)	460,000	467,533
Charlotte NC Arpt Rev Series B, 5% 7/1/2035 (f)	315,000	319,383
Charlotte NC Arpt Rev Series B, 5% 7/1/2036 (f)	255,000	257,932
Charlotte NC Arpt Rev Series B, 5% 7/1/2037 (f)	300,000	302,742
Charlotte NC Arpt Rev Series B, 5% 7/1/2042 (f)	975,000	975,084
Charlotte NC Arpt Rev Series C, 4% 7/1/2032	1,190,000	1,198,842
North Carolina St Grant Antic Rev Series 2021, 2% 3/1/2036	5,490,000	4,341,719
		15,373,585
TOTAL NORTH CAROLINA		26,824,580
North Dakota - 0.1%
Education - 0.1%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	5,480,000	3,551,877
Ohio - 3.5%
Education - 0.4%
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5.25% 10/1/2053	8,955,000	9,271,264
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2034	1,085,000	1,181,318
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2035	1,125,000	1,208,015
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2037	710,000	747,129
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2039	1,760,000	1,817,670
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2049	2,160,000	2,145,237
		16,370,633
General Obligations - 0.8%
Bowling Green OH City Sch Dist Series 2024 B, 4% 10/1/2044	4,130,000	3,718,917
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2042	1,000,000	1,044,865
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2044	1,000,000	1,034,515
Cleveland Ohio Mun Sch Dist Series 2025, 5% 12/1/2046	1,000,000	1,027,148
Columbus OH City Sch Dist 5% 12/1/2029	1,740,000	1,771,816
Grandview Heights Ohio City Sch Dist 5% 12/1/2050	7,235,000	7,427,336
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,170,000	10,753,001
State of Ohio Gen. Oblig. 5% 6/15/2042	7,500,000	8,005,704
		34,783,302
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	7,285,000	7,296,825
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	2,475,000	2,478,255
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	1,645,000	1,679,897
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5.25% 6/15/2043	3,470,000	2,996,191
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2020 A, 4% 8/1/2047	2,080,000	1,716,806
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 4% 1/15/2046	5,600,000	4,766,412
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	1,815,000	1,830,770
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	2,320,000	2,388,429
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	1,550,000	1,610,701
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	1,645,000	1,722,136
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	1,750,000	1,846,873
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	1,850,000	1,962,299
		32,295,594
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	300,000	303,519
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	2,420,000	2,630,326
		2,933,845
Special Tax - 0.3%
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	4,700,000	4,704,628
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	6,900,000	6,799,741
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	470,000	438,199
		11,942,568
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	3,870,000	2,700,499
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,265,000	1,048,099
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2030	2,000,000	2,099,085
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2032	1,665,000	1,738,435
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2033	2,000,000	2,080,061
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	420,000	434,732
		10,100,911
Transportation - 1.0%
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (f)	4,695,000	5,046,825
Columbus OH Regl Arpt Au Rev 5% 1/1/2039 (f)	13,340,000	13,734,448
Columbus OH Regl Arpt Au Rev 5% 1/1/2040 (f)	7,600,000	7,727,849
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2041 (f)	7,115,000	7,449,231
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2045 (f)	1,470,000	1,502,949
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	4,930,000	5,516,448
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	1,155,000	1,247,444
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2042 (g)	2,150,000	954,960
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	240,000	257,210
		43,437,364
TOTAL OHIO		151,864,217
Oklahoma - 0.2%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	1,915,000	1,804,167
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	440,000	479,710
Special Tax - 0.2%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2028	1,050,000	1,054,762
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2029	1,160,000	1,165,232
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2036	830,000	833,325
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2039	1,655,000	1,659,132
		4,712,451
TOTAL OKLAHOMA		6,996,328
Oregon - 1.4%
General Obligations - 0.3%
City of Lake Oswego OR Gen. Oblig. 2.7% 6/1/2037	1,850,000	1,546,212
City of Lake Oswego OR Gen. Oblig. 2.75% 6/1/2038	1,960,000	1,602,062
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2036 (Oregon St Guaranteed)	1,525,000	1,376,631
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2038 (Oregon St Guaranteed) (g)	2,915,000	1,638,916
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2040 (Oregon St Guaranteed) (g)	1,200,000	596,995
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2041 (Oregon St Guaranteed) (g)	6,500,000	3,028,717
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (g)	1,535,000	670,373
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2044 (Oregon St Guaranteed) (g)	5,000,000	1,923,854
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2045 (Oregon St Guaranteed) (g)	3,790,000	1,370,101
		13,753,861
Health Care - 0.2%
Oregon Hlth Sciences Univ Rev Series 2021 A, 3% 7/1/2051	8,100,000	5,566,406
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	5,975,000	4,092,911
		9,659,317
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	1,065,000	822,296
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	3,680,000	3,691,911
		4,514,207
Special Tax - 0.2%
Oregon St Dept Admin Lottery 5.25% 4/1/2042	2,500,000	2,709,031
Oregon St Dept Admin Lottery 5.25% 4/1/2043	3,600,000	3,877,462
		6,586,493
Transportation - 0.6%
Port of Portland Arpt Rev 5% 7/1/2041 (f)	12,420,000	12,578,642
Port of Portland Arpt Rev 5% 7/1/2045 (f)	2,980,000	2,953,461
Port of Portland Arpt Rev 5% 7/1/2052 (f)	10,500,000	10,311,445
		25,843,548
TOTAL OREGON		60,357,426
Pennsylvania - 7.0%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)	1,200,000	576,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)	2,450,000	1,176,000
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)	2,730,000	1,310,400
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2028	415,000	419,772
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2016, 5% 5/1/2032	1,040,000	1,048,509
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	1,025,000	1,038,995
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2037	1,295,000	1,306,080
		6,875,756
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	4,745,000	4,844,704
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 4% 8/1/2045 (Assured Guaranty Municipal Corp Insured)	2,685,000	2,424,319
		7,269,023
Escrowed/Pre-Refunded - 0.0%
Philadelphia PA Sch Dist Series F, 5% 9/1/2030 (Pre-refunded to 9/1/2026 at 100)	20,000	20,527
General Obligations - 1.8%
Pennsylvania St Gen. Oblig. 5% 9/1/2032	10,000,000	11,260,702
Philadelphia PA Sch Dist 4% 9/1/2035	5,215,000	5,176,212
Philadelphia PA Sch Dist 5% 9/1/2027	8,020,000	8,186,303
Philadelphia PA Sch Dist 5% 9/1/2028	11,600,000	11,821,804
Philadelphia PA Sch Dist 5% 9/1/2028	6,705,000	6,805,475
Philadelphia PA Sch Dist 5% 9/1/2029	7,540,000	7,656,443
Philadelphia PA Sch Dist 5% 9/1/2033	2,540,000	2,690,562
Philadelphia PA Sch Dist 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	2,480,000	2,638,893
Philadelphia PA Sch Dist 5% 9/1/2034	7,225,000	7,614,701
Philadelphia PA Sch Dist 5% 9/1/2036	1,575,000	1,628,566
Philadelphia PA Sch Dist 5% 9/1/2037	910,000	936,575
Philadelphia PA Sch Dist 5% 9/1/2038	1,450,000	1,485,345
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	2,115,000	2,137,098
Philadelphia PA Sch Dist Series F, 5% 9/1/2030	5,625,000	5,733,852
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,055,000	1,056,571
		76,829,102
Health Care - 1.7%
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021, 3% 8/15/2053 (Assured Guaranty Municipal Corp Insured)	8,240,000	5,587,774
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2028	885,000	900,014
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2029	970,000	985,418
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2033	2,070,000	1,961,347
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2035	2,135,000	1,965,665
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	4,140,000	3,704,608
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2025	330,000	330,138
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2026	1,035,000	1,050,727
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2027	1,745,000	1,761,520
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	1,285,000	1,291,944
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	1,385,000	1,390,795
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2030	1,815,000	1,821,326
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2031	1,240,000	1,242,281
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2032	1,305,000	1,294,460
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2034	1,405,000	1,367,578
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	4,150,000	3,976,330
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2038	4,990,000	4,696,409
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	2,900,000	2,293,724
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	720,000	698,418
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2026	830,000	843,770
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2027	830,000	845,274
Monroe Cnty PA Hosp Auth Rev (Thomas Jefferson Univ-Abiington Proj.) 5% 7/1/2028	830,000	845,472
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,255,000	1,230,501
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	2,150,000	2,091,633
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	6,790,000	6,082,574
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	4,700,000	3,928,221
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2025	865,000	865,011
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2027	415,000	414,727
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp&Med Ctr, PA Proj.) 5% 10/1/2031	3,790,000	3,619,336
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 5% 8/15/2036	615,000	618,111
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	10,545,000	8,876,669
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,625,000	1,673,146
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	4,605,000	4,616,794
		74,871,715
Transportation - 2.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2038 (f)	2,545,000	2,433,339
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (f)	3,075,000	2,893,322
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2040 (f)	10,000,000	9,212,869
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2041 (f)	10,000,000	9,108,680
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2029 (f)	4,185,000	4,401,856
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2030 (f)	4,000,000	4,247,555
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2031 (f)	3,000,000	3,206,439
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2032 (f)	4,000,000	4,247,913
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	20,480,000	20,137,360
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (f)	12,420,000	11,986,605
Pennsylvania Turnpike Commission 5% 12/1/2044	5,765,000	5,982,624
Pennsylvania Turnpike Commission 5% 12/1/2045	3,850,000	3,977,147
Pennsylvania Turnpike Commission 5% 12/1/2047	2,610,000	2,675,470
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2038	6,680,000	7,094,785
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	2,850,000	3,027,482
Philadelphia PA Airport Rev 5% 7/1/2025	830,000	830,000
Philadelphia PA Airport Rev 5% 7/1/2026 (f)	2,485,000	2,531,145
Philadelphia PA Airport Rev 5% 7/1/2026	830,000	848,299
Philadelphia PA Airport Rev 5% 7/1/2027 (f)	2,070,000	2,140,143
Philadelphia PA Airport Rev 5% 7/1/2027	660,000	690,064
Philadelphia PA Airport Rev 5% 7/1/2028 (f)	2,485,000	2,555,148
Philadelphia PA Airport Rev 5% 7/1/2029 (f)	1,860,000	1,909,549
Philadelphia PA Airport Rev 5% 7/1/2032 (f)	2,485,000	2,527,930
Philadelphia PA Airport Rev 5% 7/1/2034 (f)	3,310,000	3,347,098
		112,012,822
Water & Sewer - 0.6%
Capital Region Wtr PA Wtr Rev 5% 7/15/2027	830,000	866,454
Capital Region Wtr PA Wtr Rev 5% 7/15/2029	1,290,000	1,365,920
Capital Region Wtr PA Wtr Rev 5% 7/15/2032	830,000	873,499
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2035	4,190,000	4,379,830
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2036	6,210,000	6,468,427
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2048	6,000,000	6,035,726
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	4,210,000	4,410,734
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2039 (Assured Guaranty Municipal Corp Insured)	2,315,000	2,394,866
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	775,000	787,039
		27,582,495
TOTAL PENNSYLVANIA		305,461,440
Puerto Rico - 1.2%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	16,678,786	11,530,552
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	11,630,913	11,347,455
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	4,213,000	4,056,457
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	1,360,000	1,399,558
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	3,902,632	4,116,530
		32,450,552
Special Tax - 0.2%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	9,290,000	7,248,181
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (e)	3,435,000	3,528,793
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 4% 7/1/2042 (e)	1,085,000	942,265
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (e)	1,580,000	1,637,496
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (e)	4,785,000	4,903,174
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (e)	3,700,000	3,217,050
		14,228,778
TOTAL PUERTO RICO		53,927,511
Rhode Island - 0.8%
Education - 0.7%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2038	1,650,000	1,746,067
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2043	3,120,000	3,156,835
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2044	3,170,000	3,191,368
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	7,135,000	7,011,164
Rhode Island St Student Ln 3.5% 12/1/2034 (f)	1,200,000	1,142,772
Rhode Island St Student Ln 5% 12/1/2025 (f)	1,000,000	1,006,879
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2028 (f)	1,480,000	1,542,621
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2031 (f)	4,830,000	5,108,672
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2030 (f)	1,900,000	2,001,007
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2031 (f)	1,960,000	2,073,084
		27,980,469
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2034 (Build America Mutual Assurance Co Insured)	750,000	842,109
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2035 (Build America Mutual Assurance Co Insured)	1,050,000	1,164,195
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2041 (Build America Mutual Assurance Co Insured)	1,675,000	1,781,423
		3,787,727
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	655,000	656,386
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	570,000	572,319
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 75 A, 2.05% 10/1/2036	2,000,000	1,532,335
		2,104,654
TOTAL RHODE ISLAND		34,529,236
South Carolina - 1.8%
Electric Utilities - 1.2%
South Carolina St Svc Auth Rev 5% 12/1/2046	4,275,000	4,314,094
South Carolina St Svc Auth Rev 5% 12/1/2047	3,500,000	3,511,296
South Carolina St Svc Auth Rev 5% 12/1/2048	3,750,000	3,755,165
South Carolina St Svc Auth Rev 5% 12/1/2050	3,045,000	3,056,905
South Carolina St Svc Auth Rev 5% 12/1/2055	7,650,000	7,625,209
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	2,485,000	2,508,537
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	250,000	250,141
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2036	3,400,000	3,696,999
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	2,330,000	2,384,743
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	3,220,000	3,371,718
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	800,000	726,575
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2034	4,000,000	4,450,539
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	1,190,000	1,200,447
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	8,780,000	8,923,341
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	910,000	920,100
		50,695,809
Health Care - 0.3%
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2032	1,010,000	1,061,535
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	4,200,000	4,399,103
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	10,815,000	9,342,159
		14,802,797
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,075,000	1,082,269
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	1,465,000	1,594,789
		2,677,058
Transportation - 0.2%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2043	2,085,000	2,106,493
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2044 (f)	900,000	923,172
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (f)	3,140,000	3,192,467
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (f)	4,275,000	4,330,319
		10,552,451
TOTAL SOUTH CAROLINA		78,728,115
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2026	250,000	255,138
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2028	250,000	260,669
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2029	470,000	489,204
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2031	540,000	559,967
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	3,355,000	2,521,257
		4,086,235
TOTAL SOUTH DAKOTA		4,086,235
Tennessee - 0.4%
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	2,200,000	1,910,570
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2031	1,000,000	1,063,618
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2033	1,250,000	1,311,281
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 2, 5% 8/1/2035	765,000	793,966
		5,079,435
Housing - 0.1%
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	415,000	317,783
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	505,000	364,384
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	300,000	245,174
Tennessee Hsg Dev Agy Residential Fin Prog Rev (TN Residential Finance 1/29/13 Proj.) 5% 1/1/2053	4,180,000	4,297,548
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	845,000	843,305
		6,068,194
Transportation - 0.2%
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (f)	1,755,000	1,755,000
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (f)	4,580,000	4,477,703
		6,232,703
TOTAL TENNESSEE		17,380,332
Texas - 5.6%
Education - 0.4%
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2029	1,850,000	2,015,509
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	595,000	602,017
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	375,000	389,003
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2030	580,000	601,045
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2031	520,000	537,661
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	1,030,000	1,040,902
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2040	830,000	837,466
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	3,530,000	3,652,798
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2036	2,485,000	2,508,260
University North Tex Univ Rev Series 2017 A, 5% 4/15/2032	1,740,000	1,795,643
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,685,000	1,719,298
		15,699,602
Electric Utilities - 0.0%
Lower Colorado River Authority Series 2015D, 5% 5/15/2028	1,820,000	1,822,517
Escrowed/Pre-Refunded - 0.0%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	395,000	394,999
General Obligations - 1.5%
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	2,805,000	2,255,955
Brazos Cnty Tex Gen. Oblig. 1.75% 9/1/2034	1,380,000	1,071,485
Brazos Cnty Tex Gen. Oblig. 1.875% 9/1/2035	700,000	532,431
Bryan TX (Bryan Tex Proj.) Gen. Oblig. 2.125% 8/15/2034	1,150,000	962,063
Cedar Park TX Gen. Oblig. 1.625% 2/15/2035	1,615,000	1,221,207
City of Coppell TX Gen. Oblig. Series 2020, 1.375% 2/1/2034	1,395,000	1,071,790
City of Waco TX Gen. Oblig. 2% 2/1/2034	3,395,000	2,832,999
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,035,000	806,966
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	4,155,000	3,647,806
County of Collin TX Gen. Oblig. Series 2022, 4% 2/15/2039	1,800,000	1,761,911
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	9,885,000	10,820,109
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	2,790,000	3,025,023
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	5,220,000	5,723,662
Fort Bend Grand Parkway Toll Road Authority (Fort Bend County TX Proj.) Series 2021, 3% 3/1/2046	2,400,000	1,809,848
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	825,000	742,821
Harris Cnty TX Gen. Oblig. 0% 8/15/2025 (National Public Finance Guarantee Corporation Insured) (g)	2,485,000	2,474,844
Harris Cnty TX Gen. Oblig. 0% 8/15/2028 (National Public Finance Guarantee Corporation Insured) (g)	4,140,000	3,754,110
Houston TX Gen. Oblig. 5% 3/1/2032	1,635,000	1,677,645
Lamar TX Isd Series 2021, 3% 2/15/2056 (Permanent Sch Fund of Texas Guaranteed)	2,800,000	1,877,986
Mansfield TX Gen. Oblig. 2.25% 2/15/2035	1,385,000	1,182,377
Prosper Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	3,000,000	2,537,207
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	1,055,000	841,499
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	1,980,000	2,171,807
Texas State Gen. Oblig. 5% 8/1/2034 (f)	3,185,000	3,426,847
Waller TX Indpt Sch Dist Series 2020, 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	1,538,901
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (g)	4,095,000	3,149,632
Weatherford Tex Indpt Sch Dist Series 2002, 0% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed) (Escrowed to Maturity) (g)	1,690,000	1,310,088
		64,229,019
Health Care - 0.2%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2015 1, 5% 10/1/2029	1,115,000	1,119,354
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2028	390,000	396,141
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2030	1,570,000	1,591,101
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2032	830,000	838,654
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2037	930,000	931,724
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	625,000	651,588
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2029	1,655,000	1,718,960
		7,247,522
Housing - 0.4%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	6,280,000	6,841,863
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	4,206,810	3,636,514
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	2,395,000	2,381,933
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	2,370,000	2,388,546
		15,248,856
Special Tax - 0.0%
Dallas TX Rapid Transit Sales Tax Rev 3% 12/1/2047	2,405,000	1,714,405
Transportation - 2.3%
Austin Tex Airport Sys 5% 11/15/2026 (f)	830,000	831,281
Austin Tex Airport Sys 5% 11/15/2027 (f)	1,035,000	1,035,710
Austin Tex Airport Sys 5% 11/15/2028 (f)	1,240,000	1,240,808
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2028 (f)	830,000	845,176
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2030 (f)	1,275,000	1,295,703
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2032 (f)	1,005,000	1,016,485
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2035 (f)	1,035,000	1,041,289
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2036 (f)	1,385,000	1,391,306
Austin Tex Airport Sys Series 2017 B, 5% 11/15/2037 (f)	1,165,000	1,168,254
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2028	1,075,000	1,076,813
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (f)	1,000,000	996,389
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2029 (f)	1,655,000	1,724,762
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (f)	1,765,000	1,835,919
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2031 (f)	1,240,000	1,283,815
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2032 (f)	1,450,000	1,495,096
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5.25% 3/1/2050 (Assured Guaranty Municipal Corp Insured)	4,680,000	4,876,841
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2038	2,655,000	2,720,521
Grand Parkway Transportation Corp Series 2020 C, 4% 10/1/2049	3,100,000	2,670,243
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	4,875,000	5,094,603
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (f)	830,000	834,655
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2027 (f)	1,780,000	1,783,546
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2028 (f)	2,755,000	2,760,406
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2029 (f)	1,655,000	1,658,227
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2032 (f)	3,055,000	3,059,877
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2025 (f)	830,000	834,015
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (f)	830,000	848,527
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2027 (f)	830,000	845,201
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2028 (f)	1,450,000	1,475,816
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2029 (f)	1,035,000	1,052,564
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2030 (f)	830,000	843,344
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (f)	1,840,000	1,865,320
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2032 (f)	2,135,000	2,158,828
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (f)	830,000	838,109
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (f)	830,000	836,851
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (g)	15,250,000	10,596,954
North TX Twy Auth Rev 3% 1/1/2051	16,575,000	11,259,023
North TX Twy Auth Rev 5% 1/1/2030	350,000	353,133
North TX Twy Auth Rev 5% 1/1/2031	830,000	837,828
North TX Twy Auth Rev 5% 1/1/2031	495,000	499,140
North TX Twy Auth Rev 5% 1/1/2033	975,000	997,045
North TX Twy Auth Rev 5% 1/1/2034	2,485,000	2,779,539
North TX Twy Auth Rev 5% 1/1/2034	1,240,000	1,265,424
North TX Twy Auth Rev 5% 1/1/2035	1,820,000	1,853,991
North TX Twy Auth Rev 5% 1/1/2036	1,035,000	1,041,013
North TX Twy Auth Rev 5% 1/1/2037	1,405,000	1,425,952
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	4,275,000	4,481,802
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,395,000	1,475,655
North TX Twy Auth Rev Series 2024B, 5% 1/1/2035	6,165,000	6,795,355
		100,998,154
Water & Sewer - 0.8%
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	3,645,000	3,833,133
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2035	1,000,000	1,010,365
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2039	5,000,000	4,799,978
Dallas TX Wtrwks & Swr Sys Rev Series 2020 C, 4% 10/1/2040	2,000,000	1,887,027
Houston TX Util Sys Rev 5% 11/15/2033	2,000,000	2,178,265
Houston TX Util Sys Rev 5% 11/15/2034	2,500,000	2,706,867
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2037	1,650,000	1,784,337
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2041	1,060,000	1,107,673
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2044	1,605,000	1,649,753
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2044	7,215,000	7,628,171
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2045	4,315,000	4,543,125
Texas Wtr Dev Brd 3% 8/1/2039	1,165,000	981,086
Texas Wtr Dev Brd Series 2021, 2.5% 10/15/2039	3,000,000	2,316,545
		36,426,325
TOTAL TEXAS		243,781,399
Utah - 1.0%
General Obligations - 0.0%
Weber Sch Dist Utah 2.25% 6/15/2034	1,230,000	1,035,897
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	758,070	592,537
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (e)	1,500,000	1,507,730
Transportation - 1.0%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2025 (f)	1,655,000	1,655,000
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (f)	3,500,000	3,613,109
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (f)	3,090,000	3,169,312
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2030 (f)	2,275,000	2,330,382
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2031 (f)	4,345,000	4,440,825
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2033 (f)	3,310,000	3,370,025
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2035 (f)	3,310,000	3,354,785
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2036 (f)	4,470,000	4,517,986
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (f)	3,520,000	3,547,489
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2031 (f)	2,000,000	2,067,799
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2032 (f)	4,310,000	4,444,043
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (f)	1,420,000	1,459,892
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2041 (f)	2,000,000	2,068,184
		40,038,831
TOTAL UTAH		43,174,995
Vermont - 0.2%
Education - 0.2%
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2041	3,810,000	3,257,916
Vermont Edl & Hlth Bldgs Fin Agy (Champlain College Proj.) 5% 10/15/2046	4,720,000	3,836,838
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2028 (f)	1,430,000	1,476,181
		8,570,935
TOTAL VERMONT		8,570,935
Virginia - 0.4%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2055	1,000,000	1,021,336
General Obligations - 0.1%
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2032	725,000	757,125
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2019A, 4% 8/1/2036	4,505,000	4,519,312
		5,276,437
Health Care - 0.3%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	3,000,000	2,043,820
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 3% 6/15/2029	525,000	516,114
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	595,000	564,907
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2027	1,240,000	1,261,174
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2030	540,000	548,372
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2033	350,000	354,006
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	665,000	671,606
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2035	1,820,000	1,835,556
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2034	1,240,000	1,246,357
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2035	1,240,000	1,245,350
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2044	830,000	825,474
		11,112,736
TOTAL VIRGINIA		17,410,509
Washington - 2.8%
Education - 0.3%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	5,005,000	3,488,480
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2027	1,770,000	1,790,941
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2028	1,825,000	1,845,118
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2035	1,880,000	1,882,372
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2016 A, 5% 10/1/2036	2,845,000	2,838,945
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	3,515,000	2,705,256
		14,551,112
General Obligations - 1.3%
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2033	1,260,000	1,346,238
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	270,000	276,797
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2037	33,745,000	36,500,644
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,685,000	1,721,067
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	1,800,000	1,846,798
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2036	5,735,000	5,803,804
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2037	4,000,000	4,005,592
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	4,200,000	4,306,576
		55,807,516
Health Care - 0.4%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 4% 7/1/2028 (e)	100,000	99,153
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2033 (e)	125,000	125,816
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (e)	100,000	98,573
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2048 (e)	400,000	353,701
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2038	1,000,000	1,018,636
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2033	2,000,000	2,098,050
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	675,000	675,000
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	1,285,000	1,319,002
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2028	1,570,000	1,616,507
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	615,000	631,567
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	735,000	753,598
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	1,120,000	1,146,494
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2032	1,655,000	1,690,286
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2033	2,345,000	2,389,115
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	540,000	548,858
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	4,685,000	4,603,056
		19,167,412
Special Tax - 0.6%
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	12,930,000	8,331,731
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	865,000	647,518
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	17,595,000	17,826,799
		26,806,048
Transportation - 0.2%
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (f)	2,525,000	2,162,410
Port Seattle WA Rev Series B, 5% 10/1/2028 (f)	2,900,000	2,935,204
Port Seattle WA Rev Series B, 5% 10/1/2030 (f)	1,655,000	1,670,792
		6,768,406
TOTAL WASHINGTON		123,100,494
West Virginia - 0.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	1,380,000	1,376,990
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2031	1,355,000	1,394,305
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	1,120,000	1,149,426
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	1,490,000	1,441,981
		3,985,712
Housing - 0.0%
West Virginia St Hsg Dev Fd Series 2018 A, 3.45% 11/1/2033	1,250,000	1,204,425
TOTAL WEST VIRGINIA		6,567,127
Wisconsin - 1.3%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (e)	720,000	695,972
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2050 (e)	520,000	468,432
		1,164,404
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (e)	30,000	32,623
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032 (Pre-refunded to 4/1/2028 at 100)	985,000	954,472
		987,095
General Obligations - 0.2%
Howard Suamico WI Scd 2% 3/1/2038	1,780,000	1,296,309
Kohler Wis Sch Dist 2% 3/1/2039	1,230,000	838,984
Westosha Cent High Sch Dist Wis 1.625% 3/1/2032	1,010,000	853,091
Westosha Cent High Sch Dist Wis 2% 3/1/2035	1,000,000	794,535
Westosha Cent High Sch Dist Wis 2% 3/1/2036	1,005,000	772,033
Wisconsin Rapids School District Series 2021, 1.7% 4/1/2032	615,000	513,095
Wisconsin Rapids School District Series 2021, 2% 4/1/2038	2,100,000	1,472,219
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2034	2,025,000	2,320,082
		8,860,348
Health Care - 0.8%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	9,350,000	6,774,532
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	2,095,000	1,846,223
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 5% 6/1/2029	820,000	869,600
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,660,000	1,638,728
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	2,640,000	1,876,715
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (e)	945,000	901,582
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (e)	1,055,000	971,362
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2028 (e)	1,095,000	1,107,191
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (e)	415,000	416,460
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2035	1,210,000	1,262,967
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2040	540,000	548,370
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	3,890,000	3,489,249
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% 2/15/2028	1,965,000	1,986,551
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	4,350,000	3,837,550
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	1,755,000	1,657,165
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	1,875,000	1,963,361
		31,147,606
Industrial Development - 0.3%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (e)	14,095,000	10,289,350
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (e)	4,700,000	3,713,000
		14,002,350
TOTAL WISCONSIN		56,161,803
TOTAL MUNICIPAL SECURITIES (Cost $4,492,192,212)		4,315,258,622

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $4,492,192,212)	4,315,258,622
NET OTHER ASSETS (LIABILITIES) - 0.6%	26,735,772
NET ASSETS - 100.0%	4,341,994,394

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,712,766 or 1.5% of net assets.

(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Level 3 security
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	129,589,257	429,889,161	559,478,418	1,832,987	517	(517)	-	-	0.0%
Total	129,589,257	429,889,161	559,478,418	1,832,987	517	(517)	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	381,798,556	-	381,798,556	-
Electric Utilities	117,258,757	-	117,258,757	-
Escrowed/Pre-Refunded	28,776,352	-	28,776,352	-
General Obligations	1,334,229,722	-	1,334,229,722	-
Health Care	556,443,441	-	553,106,067	3,337,374
Housing	97,449,661	-	97,449,661	-
Industrial Development	44,940,120	-	44,940,120	-
Other	2,526,155	-	2,526,155	-
Special Tax	459,342,973	-	459,342,973	-
Tobacco Bonds	20,944,831	-	20,944,831	-
Transportation	1,080,552,732	-	1,080,552,732	-
Water & Sewer	190,995,322	-	190,995,322	-

Total Investments in Securities:	4,315,258,622	-	4,311,921,248	3,337,374
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,492,192,212)		$4,315,258,622
Receivable for investments sold		3,871
Receivable for fund shares sold		2,290,010
Interest receivable		55,297,582
Distributions receivable from Fidelity Central Funds		163,883
Other receivables		67
Total assets		4,373,014,035
Liabilities
Payable to custodian bank	$2,434,484
Payable for investments purchased on a delayed delivery basis	20,169,558
Payable for fund shares redeemed	2,883,428
Distributions payable	3,803,843
Accrued management fee	1,604,410
Distribution and service plan fees payable	81,839
Other payables and accrued expenses	42,079
Total liabilities		31,019,641
Net Assets		$4,341,994,394
Net Assets consist of:
Paid in capital		$4,577,011,507
Total accumulated earnings (loss)		(235,017,113)
Net Assets		$4,341,994,394

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($264,395,097 ÷ 22,154,040 shares)(a)		$11.93
Maximum offering price per share (100/96.00 of $11.93)		$12.43
Class M :
Net Asset Value and redemption price per share ($61,973,688 ÷ 5,188,255 shares)(a)		$11.94
Maximum offering price per share (100/96.00 of $11.94)		$12.44
Class C :
Net Asset Value and offering price per share ($16,742,628 ÷ 1,402,809 shares)(a)		$11.94
Fidelity Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($2,463,089,046 ÷ 206,244,641 shares)		$11.94
Class I :
Net Asset Value, offering price and redemption price per share ($1,077,863,523 ÷ 90,312,758 shares)		$11.93
Class Z :
Net Asset Value, offering price and redemption price per share ($457,930,412 ÷ 38,357,811 shares)		$11.94
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$77,679,966
Income from Fidelity Central Funds		1,832,987
Total income		79,512,953
Expenses
Management fee	$10,003,787
Distribution and service plan fees	509,491
Custodian fees and expenses	19,522
Independent trustees' fees and expenses	5,866
Registration fees	122,350
Audit fees	35,052
Legal	2,311
Miscellaneous	10,466
Total expenses before reductions	10,708,845
Expense reductions	(484)
Total expenses after reductions		10,708,361
Net Investment income (loss)		68,804,592
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,971,321)
Affiliated issuers	517
Total net realized gain (loss)		(14,970,804)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(81,810,154)
Fidelity Central Funds	(517)
Total change in net unrealized appreciation (depreciation)		(81,810,671)
Net gain (loss)		(96,781,475)
Net increase (decrease) in net assets resulting from operations		$(27,976,883)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,804,592	$137,802,187
Net realized gain (loss)	(14,970,804)	(12,680,532)
Change in net unrealized appreciation (depreciation)	(81,810,671)	(49,107,208)
Net increase (decrease) in net assets resulting from operations	(27,976,883)	76,014,447
Distributions to shareholders	(66,735,223)	(135,031,332)

Share transactions - net increase (decrease)	(207,897,598)	25,692,323
Total increase (decrease) in net assets	(302,609,704)	(33,324,562)

Net Assets
Beginning of period	4,644,604,098	4,677,928,660
End of period	$4,341,994,394	$4,644,604,098

Financial Highlights
Fidelity Advisor® Municipal Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.168	.328	.316	.282	.281	.305
Net realized and unrealized gain (loss)	(.256)	(.167)	.474	(1.700)	.057	.257
Total from investment operations	(.088)	.161	.790	(1.418)	.338	.562
Distributions from net investment income	(.162)	(.320)	(.310)	(.282)	(.281)	(.304)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.162)	(.321)	(.310)	(.282)	(.368)	(.362)
Net asset value, end of period	$11.93	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C,D,E	(.73) %	1.32%	6.78%	(10.48)%	2.51%	4.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.79%	.78%	.78%	.78%
Expenses net of fee waivers, if any	.76 % H	.76%	.79%	.78%	.78%	.78%
Expenses net of all reductions, if any	.76% H	.76%	.79%	.78%	.78%	.78%
Net investment income (loss)	2.81% H	2.68%	2.64%	2.31%	2.06%	2.29%
Supplemental Data
Net assets, end of period (000 omitted)	$264,395	$278,011	$285,414	$268,394	$248,908	$232,542
Portfolio turnover rate I	20 % H	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.20	$12.35	$11.87	$13.57	$13.60	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.168	.331	.319	.286	.285	.308
Net realized and unrealized gain (loss)	(.265)	(.158)	.474	(1.701)	.056	.258
Total from investment operations	(.097)	.173	.793	(1.415)	.341	.566
Distributions from net investment income	(.163)	(.322)	(.313)	(.285)	(.284)	(.308)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.163)	(.323)	(.313)	(.285)	(.371)	(.366)
Net asset value, end of period	$11.94	$12.20	$12.35	$11.87	$13.57	$13.60
Total Return C,D,E	(.80) %	1.42%	6.80%	(10.45)%	2.53%	4.30%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.75% H	.75%	.76%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.75 % H	.75%	.76%	.76%	.76%	.76%
Expenses net of all reductions, if any	.75% H	.75%	.76%	.76%	.76%	.76%
Net investment income (loss)	2.82% H	2.69%	2.66%	2.33%	2.08%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$61,974	$67,710	$76,093	$80,023	$105,966	$109,493
Portfolio turnover rate I	20 % H	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.123	.238	.230	.194	.181	.206
Net realized and unrealized gain (loss)	(.246)	(.167)	.473	(1.701)	.056	.257
Total from investment operations	(.123)	.071	.703	(1.507)	.237	.463
Distributions from net investment income	(.117)	(.230)	(.223)	(.193)	(.180)	(.205)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.117)	(.231)	(.223)	(.193)	(.267)	(.263)
Net asset value, end of period	$11.94	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C,D,E	(1.09) %	.66%	6.01%	(11.13)%	1.75%	3.51%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.50%	1.51%	1.51%	1.52%	1.53%
Expenses net of fee waivers, if any	1.51 % H	1.50%	1.51%	1.51%	1.52%	1.53%
Expenses net of all reductions, if any	1.51% H	1.50%	1.51%	1.51%	1.52%	1.53%
Net investment income (loss)	2.06% H	1.94%	1.91%	1.58%	1.32%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$16,743	$19,918	$22,521	$25,358	$34,717	$51,743
Portfolio turnover rate I	20 % H	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.35	$11.87	$13.57	$13.60	$13.40
Income from Investment Operations
Net investment income (loss) A,B	.187	.368	.355	.324	.327	.350
Net realized and unrealized gain (loss)	(.255)	(.167)	.475	(1.702)	.057	.257
Total from investment operations	(.068)	.201	.830	(1.378)	.384	.607
Distributions from net investment income	(.182)	(.360)	(.350)	(.322)	(.327)	(.349)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.182)	(.361)	(.350)	(.322)	(.414)	(.407)
Net asset value, end of period	$11.94	$12.19	$12.35	$11.87	$13.57	$13.60
Total Return C,D	(.57) %	1.65%	7.12%	(10.18)%	2.85%	4.63%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.44%	.46%	.46%	.45%	.45%
Expenses net of fee waivers, if any	.44 % G	.44%	.46%	.46%	.45%	.45%
Expenses net of all reductions, if any	.44% G	.44%	.46%	.46%	.45%	.45%
Net investment income (loss)	3.13% G	3.00%	2.97%	2.64%	2.39%	2.62%
Supplemental Data
Net assets, end of period (000 omitted)	$2,463,089	$2,623,720	$2,783,280	$2,780,080	$3,786,660	$3,805,236
Portfolio turnover rate H	20 % G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$12.34	$11.86	$13.56	$13.59	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.183	.359	.344	.311	.315	.339
Net realized and unrealized gain (loss)	(.256)	(.167)	.475	(1.699)	.057	.257
Total from investment operations	(.073)	.192	.819	(1.388)	.372	.596
Distributions from net investment income	(.177)	(.351)	(.339)	(.312)	(.315)	(.338)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.177)	(.352)	(.339)	(.312)	(.402)	(.396)
Net asset value, end of period	$11.93	$12.18	$12.34	$11.86	$13.56	$13.59
Total Return C,D	(.60) %	1.58%	7.04%	(10.26)%	2.76%	4.54%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.51% G	.51%	.54%	.54%	.53%	.53%
Expenses net of fee waivers, if any	.51 % G	.51%	.54%	.54%	.53%	.53%
Expenses net of all reductions, if any	.51% G	.51%	.54%	.54%	.53%	.53%
Net investment income (loss)	3.06% G	2.93%	2.88%	2.55%	2.31%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$1,077,864	$1,214,721	$1,155,918	$834,090	$713,720	$618,916
Portfolio turnover rate H	20 % G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Municipal Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$12.34	$11.86	$13.57	$13.60	$13.39
Income from Investment Operations
Net investment income (loss) A,B	.189	.372	.359	.327	.331	.352
Net realized and unrealized gain (loss)	(.255)	(.156)	.476	(1.710)	.057	.269
Total from investment operations	(.066)	.216	.835	(1.383)	.388	.621
Distributions from net investment income	(.184)	(.365)	(.355)	(.327)	(.331)	(.353)
Distributions from net realized gain	-	(.001)	-	-	(.087)	(.058)
Total distributions	(.184)	(.366)	(.355)	(.327)	(.418)	(.411)
Net asset value, end of period	$11.94	$12.19	$12.34	$11.86	$13.57	$13.60
Total Return C,D	(.55) %	1.77%	7.17%	(10.22)%	2.88%	4.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.40% G	.41%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.40 % G	.40%	.42%	.42%	.42%	.42%
Expenses net of all reductions, if any	.40% G	.40%	.42%	.42%	.42%	.42%
Net investment income (loss)	3.17% G	3.03%	3.01%	2.67%	2.42%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$457,930	$440,524	$354,703	$234,680	$234,982	$195,750
Portfolio turnover rate H	20 % G	20%	4%	23%	13%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,027,981
Gross unrealized depreciation	(207,860,573)
Net unrealized appreciation (depreciation)	$(169,832,592)
Tax cost	$4,485,091,214

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,530,487)
Long-term	(35,919,716)
Total capital loss carryforward	$(50,450,203)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	426,901,746	471,916,410
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.50
Class Z	.39

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	337,586	16,241
Class M	-%	.25%	80,836	693
Class C	.75%	.25%	91,069	10,140
			509,491	27,074
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,857
Class M	1,701
5,558

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Income Fund	572,949	72,946,978	(1,578,724)

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Municipal Income Fund	3,694

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $484.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$3,638,681	$7,398,843
Class M	873,464	1,912,786
Class C	177,633	408,848
Fidelity Municipal Income Fund	38,426,586	80,254,274
Class I	16,687,852	32,946,950
Class Z	6,931,007	12,109,631
Total	$66,735,223	$135,031,332
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Municipal Income Fund
Class A
Shares sold	1,773,352	3,823,127	$21,342,472	$46,811,403
Reinvestment of distributions	194,533	427,771	2,340,522	5,237,792
Shares redeemed	(2,630,830)	(4,567,730)	(31,648,761)	(56,000,016)
Net increase (decrease)	(662,945)	(316,832)	$(7,965,767)	$(3,950,821)
Class M
Shares sold	57,248	195,870	$690,118	$2,404,570
Reinvestment of distributions	63,530	137,351	765,099	1,682,806
Shares redeemed	(484,708)	(943,041)	(5,836,568)	(11,564,750)
Net increase (decrease)	(363,930)	(609,820)	$(4,381,351)	$(7,477,374)
Class C
Shares sold	100,310	241,480	$1,207,027	$2,961,156
Reinvestment of distributions	13,423	29,981	161,558	366,998
Shares redeemed	(345,576)	(461,531)	(4,144,739)	(5,670,446)
Net increase (decrease)	(231,843)	(190,070)	$(2,776,154)	$(2,342,292)
Fidelity Municipal Income Fund
Shares sold	10,734,565	23,265,033	$129,116,784	$285,350,742
Reinvestment of distributions	2,360,587	4,859,319	28,427,308	59,532,630
Shares redeemed	(22,037,750)	(38,376,489)	(264,164,805)	(471,235,369)
Net increase (decrease)	(8,942,598)	(10,252,137)	$(106,620,713)	$(126,351,997)
Class I
Shares sold	15,306,501	31,982,249	$183,818,875	$392,936,848
Reinvestment of distributions	511,857	1,013,241	6,159,896	12,405,760
Shares redeemed	(25,197,317)	(26,991,466)	(303,296,103)	(330,306,086)
Net increase (decrease)	(9,378,959)	6,004,024	$(113,317,332)	$75,036,522
Class Z
Shares sold	9,878,411	14,194,525	$118,843,895	$173,968,797
Reinvestment of distributions	449,341	785,869	5,408,107	9,624,565
Shares redeemed	(8,112,660)	(7,577,908)	(97,088,283)	(92,815,077)
Net increase (decrease)	2,215,092	7,402,486	$27,163,719	$90,778,285
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.704645.127
HIY-SANN-0825
Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Minnesota Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 99.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,006,833
Minnesota - 98.1%
Education - 7.9%
Minnesota Higher Ed Facs Auth Rev (Augsburg College Proj.) Series 2016 A, 5% 5/1/2046	3,610,000	2,431,048
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) 5% 3/1/2031	1,000,000	1,030,425
Minnesota Higher Ed Facs Auth Rev (Carleton College, MN Proj.) Series 2023, 5% 3/1/2045	5,645,000	5,846,051
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2025	180,000	179,899
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2026	190,000	190,138
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2027	195,000	193,975
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2028	480,000	475,283
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2029	285,000	280,395
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2030	200,000	195,100
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2031	450,000	434,534
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2032	690,000	657,717
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2033	750,000	704,202
Minnesota Higher Ed Facs Auth Rev (College of St Scholastica Proj.) Series 2019, 4% 12/1/2034	225,000	207,903
Minnesota Higher Ed Facs Auth Rev (Gustavus Adolphus College Proj.) Series 2017, 5% 10/1/2031	590,000	608,699
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2040	730,000	607,600
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 3% 3/1/2043	430,000	336,618
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2026	100,000	100,644
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2030	150,000	156,029
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2031	250,000	261,516
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2033	390,000	402,476
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2034	150,000	153,480
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2035	125,000	127,258
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2036	125,000	126,742
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) 4% 3/1/2037	100,000	100,760
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2033	1,510,000	1,434,361
Minnesota Higher Ed Facs Auth Rev (Macalester College, MN Proj.) Series 2017, 3% 3/1/2034	430,000	403,562
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2025	585,000	585,772
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2026	600,000	606,335
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2028	675,000	691,343
Minnesota Higher Ed Facs Auth Rev (Saint Johns University, MN Proj.) Series 2021, 4% 10/1/2029	460,000	472,257
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018 A, 5% 10/1/2035	190,000	192,208
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2034	1,155,000	1,172,177
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	3,650,000	3,377,515
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2046	2,750,000	2,398,545
Minnesota Higher Ed Facs Auth Rev (St Olaf College, MN Proj.) 4% 10/1/2050	1,000,000	845,260
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 5% 10/1/2029	400,000	431,987
Minnesota Higher Ed Facs Auth Rev (University Of St Thomas, Mn Proj.) Series 2024 B 1, 5% tender 10/1/2053 (b)	3,000,000	3,087,575
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 4.125% 10/1/2053	2,500,000	2,101,355
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	2,200,000	2,206,770
Minnesota St Office of Higher Ed Rev Series 2023, 5% 11/1/2033 (c)	3,600,000	3,741,097
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	675,000	675,000
University MN Series 2020A, 5% 11/1/2033	1,015,000	1,104,409
		41,336,020
Electric Utilities - 4.8%
Chaska Minn Elec Rev 5% 10/1/2026	1,000,000	1,005,521
Chaska Minn Elec Rev 5% 10/1/2029	785,000	788,815
Minnesota St Mun Pwr Agy Elec Series 2014, 5% 10/1/2030	1,000,000	1,003,651
Minnesota St Mun Pwr Agy Elec Series 2016, 3% 10/1/2034	250,000	231,041
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2033	400,000	410,432
Minnesota St Mun Pwr Agy Elec Series 2016, 5% 10/1/2036	1,000,000	1,022,360
Moorhead Minn Pub Util Rev Series 2016 A, 2.625% 11/1/2033	755,000	667,307
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2035	795,000	678,072
Moorhead Minn Pub Util Rev Series 2016 A, 2.75% 11/1/2036	815,000	676,372
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2028	500,000	505,166
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2029	920,000	929,689
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2030	520,000	525,450
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2016, 5% 1/1/2031	350,000	353,651
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2031	400,000	411,183
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2033	475,000	486,105
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2017, 5% 1/1/2035	520,000	529,766
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,135,930
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	500,000	547,482
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	345,000	374,341
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	388,613
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2030	1,650,000	1,779,270
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2031	2,175,000	2,371,212
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2026	100,000	99,218
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 3% 10/1/2034	340,000	312,478
Saint Paul Minn Port Auth Dist Energy Rev (District Energy St Paul Inc Minn Proj.) Series 2021 1, 4% 10/1/2041	500,000	444,940
Southern Minnesota Municipal Power Agency 0% 1/1/2026 (National Public Finance Guarantee Corporation Insured) (d)	3,320,000	3,260,000
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2034	1,695,000	1,711,585
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2036	1,000,000	1,009,238
Southern Minnesota Municipal Power Agency Series 2019 A, 5% 1/1/2034	1,230,000	1,325,763
		24,984,651
Escrowed/Pre-Refunded - 0.0%
Duluth Minn Indpt Sch Dist No 709 Ctfs Partn 3% 3/1/2032 (Pre-refunded to 3/1/2028 at 100)	540,000	541,813
General Obligations - 41.1%
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2027	1,285,000	1,287,295
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2028	1,345,000	1,354,621
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2029	1,415,000	1,425,122
Anoka-Hennepin MN Ind Sch Dist No 11 (Anoka-Hennepin MN Ind Sch Dist No 11 Proj.) Series 2014A, 5% 2/1/2034	1,800,000	1,812,876
Burnsville MN Gen. Oblig. 5% 12/20/2030	2,545,000	2,828,888
Burnsville MN Gen. Oblig. 5% 12/20/2031	2,670,000	3,003,805
Burnsville MN Gen. Oblig. Series 2017A, 2.85% 12/20/2031	935,000	876,227
Carver & Sibley Cntys MN Indpt Sch Dist No 108 Central Pub Schs Series 2022 A, 2.25% 2/1/2045 (Minnesota St Guaranteed)	1,700,000	1,044,680
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2053	945,000	828,745
City of Edina MN Gen. Oblig. Series 2024A, 4% 2/1/2054	980,000	857,610
Delano Minn Gen. Oblig. 4% 2/1/2040	1,060,000	1,034,680
Delano Minn Gen. Oblig. 4% 2/1/2041	1,100,000	1,051,960
Delano Minn Gen. Oblig. 5% 2/1/2039	1,010,000	1,062,177
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2034	455,000	453,271
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2035	470,000	463,264
Dilworth MN Gen. Oblig. Series 2022A, 3.5% 2/1/2036	490,000	473,192
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2038	1,030,000	1,031,186
Dilworth MN Gen. Oblig. Series 2022A, 4% 2/1/2042	1,205,000	1,165,040
Duluth MN Indpt Sch Dist #709 Series 2021 C, 0% 2/1/2033 (Minnesota St Guaranteed) (d)	805,000	568,550
Eastern Carver County Schools Independent School District No 112 Series 2025A, 3.25% 2/1/2037 (Minnesota St Guaranteed)	2,740,000	2,532,982
Eden Prairie MN Indpt Sch Dist Series 2023A, 4% 2/1/2035 (Minnesota St Guaranteed)	1,050,000	1,067,125
Elk River MN Indp Sch Dist 728 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	2,925,000	2,824,914
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2037	1,480,000	1,617,385
Fergus Falls MN Gen. Oblig. Series 2024A, 5% 2/1/2038	1,525,000	1,650,581
Fridley MN Indpt Sch Dist No14 Series 2016 A, 3% 2/1/2035 (Minnesota St Guaranteed)	300,000	281,731
Hennepin Cnty Minn Gen. Oblig. Series 2024 A, 5% 12/1/2044	3,000,000	3,155,901
Hopkins Minn Ind Sch Dst 270 Series 2019A, 3% 2/1/2033 (Minnesota St Guaranteed)	3,000,000	2,854,071
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2032 (Minnesota St Guaranteed)	1,475,000	1,291,137
Itasca Cnty Minn Gen. Oblig. Series 2020 B, 2% 2/1/2035 (Minnesota St Guaranteed)	600,000	482,962
Lake Elmo Minn Gen. Oblig. 2% 2/1/2036	1,205,000	939,668
Lake Elmo Minn Gen. Oblig. Series 2021 A, 2% 2/1/2035	1,185,000	953,851
Lakevill MN Indpt Sch Dist 194 2% 2/1/2037 (Minnesota St Guaranteed)	1,515,000	1,145,155
Lakevill MN Indpt Sch Dist 194 Series 2020A, 2% 2/1/2034 (Minnesota St Guaranteed)	3,000,000	2,510,126
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2038 (Minnesota St Guaranteed)	3,075,000	2,242,903
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2039 (Minnesota St Guaranteed)	4,180,000	2,936,880
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2% 2/1/2040 (Minnesota St Guaranteed)	4,285,000	2,916,966
Lakevill MN Indpt Sch Dist 194 Series 2021 B, 2.125% 2/1/2041 (Minnesota St Guaranteed)	3,395,000	2,308,714
Maple Grove MN Gen. Oblig. 1.5% 2/1/2033	715,000	584,886
Maple Grove MN Gen. Oblig. 1.625% 2/1/2034	790,000	634,484
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2% 3/1/2033	4,250,000	3,680,211
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2036	1,000,000	807,321
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2020B, 2.125% 3/1/2037	3,060,000	2,399,228
Metropolitan Council Minn-St Paul Gen. Oblig. Series 2024 B, 4% 3/1/2043	4,210,000	4,044,230
Minneapolis MN Gen. Oblig. Series 2019, 3% 12/1/2040	395,000	324,932
Minneapolis Special School District No 1 5% 2/1/2034 (Minnesota St Guaranteed)	850,000	945,035
Minneapolis Special School District No 1 5% 2/1/2041 (Minnesota St Guaranteed)	1,195,000	1,256,450
Minneapolis Special School District No 1 5% 2/1/2042 (Minnesota St Guaranteed)	1,255,000	1,310,130
Minneapolis Special School District No 1 Ctfs Partn (Minneapolis Special School District No 1 Proj.) Series 2020A, 2% 4/1/2034	2,040,000	1,701,314
Minneapolis Special School District No 1 Series 2017 A, 4% 2/1/2033 (Minnesota St Guaranteed)	1,415,000	1,433,651
Minneapolis Special School District No 1 Series 2017 B, 4% 2/1/2034 (Minnesota St Guaranteed)	2,595,000	2,623,886
Minneapolis Special School District No 1 Series 2018 A, 5% 2/1/2033 (Minnesota St Guaranteed)	1,000,000	1,043,770
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2032 (Minnesota St Guaranteed)	895,000	939,993
Minneapolis Special School District No 1 Series 2018 B, 5% 2/1/2033 (Minnesota St Guaranteed)	3,190,000	3,328,014
Minneapolis Special School District No 1 Series 2020 B, 4% 2/1/2036 (Minnesota St Guaranteed)	1,745,000	1,755,767
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2041 (Minnesota St Guaranteed)	1,180,000	1,226,846
Minneapolis Special School District No 1 Series 2021 B, 5% 2/1/2042 (Minnesota St Guaranteed)	1,235,000	1,276,970
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2040 (Minnesota St Guaranteed)	1,585,000	1,654,156
Minneapolis Special School District No 1 Series 2021 C, 5% 2/1/2041 (Minnesota St Guaranteed)	1,660,000	1,725,902
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2031	1,000,000	1,001,628
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2032	1,000,000	1,001,425
Minnesota Housing Finance Agency (Minnesota St Proj.) 5% 8/1/2033	1,000,000	1,001,157
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2036	2,000,000	2,006,699
Minnesota Mun Gas Agy Commodity Supply Rev 4% tender 12/1/2052 (Royal Bank of Canada Guaranteed) (b)	7,000,000	7,073,216
Minnesota St Armory Bldg Comm Lease Rev (Minnesota St Proj.) 3% 6/1/2038	1,925,000	1,692,448
Minnesota St Gen. Oblig. Series 2016 D, 2.25% 8/1/2029	420,000	400,746
Minnesota St Gen. Oblig. Series 2017 D, 3% 10/1/2029	5,000,000	4,969,086
Minnesota St Gen. Oblig. Series 2020 B, 2% 8/1/2034	1,335,000	1,112,146
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	2,645,000	2,625,990
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2041	4,000,000	3,868,797
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	2,000,000	2,088,280
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2040	1,000,000	1,076,508
Minnesota St Gen. Oblig. Series 2024A, 5% 8/1/2037	6,000,000	6,680,973
Minnesota St Series 2024B, 4% 8/1/2043	3,000,000	2,811,300
Moorhead Minn Isd No 152 Series 2020A, 2.5% 2/1/2037 (Minnesota St Guaranteed)	2,500,000	2,054,127
Moorhead MN Gen. Oblig. Series 2021 A, 2.125% 2/1/2040	365,000	245,546
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,898,873
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,873,000
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2035 (Minnesota St Guaranteed)	200,000	203,506
Nashwauk Keewatin Minn Indpt Sch Dist No 319 Series 2022 A, 4% 2/1/2036 (Minnesota St Guaranteed)	1,000,000	1,007,384
North St Paul-Maplewood-Oakdale Independent School District No 622 Series 2019 B, 3% 2/1/2042 (Minnesota St Guaranteed)	3,090,000	2,433,419
Northfield Minn Gen. Oblig. 2% 2/1/2029	205,000	196,624
Osseo MN Indpt Sch Dist # 279 (Minnesota St Proj.) Series 2020A, 2% 2/1/2038	3,205,000	2,351,564
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2033 (Minnesota St Guaranteed)	3,650,000	3,049,773
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2034 (Minnesota St Guaranteed)	2,405,000	1,950,627
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.75% 2/1/2035 (Minnesota St Guaranteed)	1,790,000	1,410,047
Osseo MN Indpt Sch Dist # 279 Series 2020A, 1.875% 2/1/2037 (Minnesota St Guaranteed)	3,205,000	2,406,924
Ramsey Minn Gen. Oblig. 5% 12/15/2030	665,000	739,035
Ramsey Minn Gen. Oblig. 5% 12/15/2031	740,000	832,392
Ramsey Minn Gen. Oblig. 5% 12/15/2032	775,000	878,481
Ramsey Minn Gen. Oblig. 5% 12/15/2033	565,000	634,741
Ramsey Minn Gen. Oblig. 5% 12/15/2034	455,000	507,162
Red Rock Cent Minn Indpt Sch Dist No 2884 Series 2022 A, 2.375% 2/1/2045 (Minnesota St Guaranteed)	1,310,000	853,802
Richfield MN Isd #280 Series 2018 A, 3.5% 2/1/2043 (Minnesota St Guaranteed)	490,000	420,628
Rochester MN Gen. Oblig. Series 2020 C, 1.5% 2/1/2032	990,000	837,586
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2033	1,205,000	999,771
Rochester MN Gen. Oblig. Series 2020 C, 1.625% 2/1/2034	1,255,000	1,010,381
Rochester MN Gen. Oblig. Series 2020 C, 1.75% 2/1/2035	1,215,000	961,510
Rochester MN Ind Sch Dst No535 Series 2020A, 3% 2/1/2035 (Minnesota St Guaranteed)	1,515,000	1,365,501
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2027	850,000	870,002
Roseville Minn Indpt Sch Dist No 623 Ctfs Partn (Roseville MN Isd No 623 Proj.) Series 2021 A, 5% 4/1/2028	1,100,000	1,138,809
Roseville MN Isd No 623 Series 2018A, 5% 2/1/2029 (Minnesota St Guaranteed)	5,180,000	5,367,088
Sauk Rapids Minn Isd No 47 Series 2020A, 2.5% 2/1/2039 (Minnesota St Guaranteed)	2,925,000	2,225,279
South Washington Cnty MN Ind Sch Dist No 833 Series 2020A, 3% 2/1/2033 (Minnesota St Guaranteed)	295,000	281,719
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2027 (Minnesota St Guaranteed) (d)(e)	300,000	285,842
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2030 (Minnesota St Guaranteed) (d)(e)	630,000	541,694
St Cloud MN Indpt Sch Dist 742 Series 2025 A, 0% 2/1/2046 (Minnesota St Guaranteed) (d)(e)	1,700,000	595,892
St Paul MN Indpt Sch Dist No 625 4% 2/1/2040 (Minnesota St Guaranteed)	1,575,000	1,546,085
St Paul MN Indpt Sch Dist No 625 Ctfs Partn Series 2024A, 5% 2/1/2029 (Minnesota St Guaranteed)	500,000	541,140
St Paul MN Series 2021 C, 2% 5/1/2033	300,000	252,014
Virginia MN Series 2019A, 3% 2/1/2038 (Minnesota St Guaranteed)	2,050,000	1,760,246
Waconia Minn Isd No 110 Series 2025A, 5% 2/1/2037 (Minnesota St Guaranteed)	3,050,000	3,254,708
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2029	1,100,000	1,199,854
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2030	680,000	751,355
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2031	935,000	1,044,729
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2033	1,275,000	1,444,151
Waite Park MN Gen. Oblig. Series 2025A, 5% 12/15/2034	700,000	786,273
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2042 (Minnesota St Guaranteed)	1,030,000	947,970
Warren / Alvarado / Oslo MN Indpt Sch Dist No 2176 3.75% 2/1/2043 (Minnesota St Guaranteed)	845,000	770,063
Washington Cnty Minn Gen. Oblig. Series 2019 A, 2.375% 2/1/2036	1,590,000	1,344,235
Watertown Minn Isd No 111 Series 2020 A, 0% 2/1/2029 (Minnesota St Guaranteed) (d)	1,000,000	875,141
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	2,000,000	1,956,148
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	2,000,000	1,917,010
White Bear Lk MN Indpt SD 624 4% 2/1/2032 (Minnesota St Guaranteed)	4,795,000	4,980,603
White Bear Lk MN Indpt SD 624 Series 2020A, 2.25% 2/1/2037 (Minnesota St Guaranteed)	5,770,000	4,600,546
White Bear Lk MN Indpt SD 624 Series 2020A, 3% 2/1/2031 (Minnesota St Guaranteed)	1,860,000	1,852,243
Wright Cnty Minn Ctfs Partn (Wright Cnty MN Proj.) Series 2019 A, 5% 12/1/2031	1,000,000	1,089,579
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.1% 12/1/2032	1,790,000	1,740,471
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.15% 12/1/2033	1,865,000	1,803,084
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.25% 12/1/2034	2,345,000	2,250,183
Wright Cnty MN Gen. Oblig. Series 2018 A, 3.35% 12/1/2036	2,440,000	2,307,264
		213,887,640
Health Care - 26.3%
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.375% 9/1/2045	400,000	395,231
Apple Vy Minn Sr Hsg Rev (Phs Apple Valley Senior Hsg Proj.) Series 2025A, 5.5% 9/1/2055	500,000	493,759
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2031	210,000	228,418
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2032	275,000	300,234
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2033	315,000	344,293
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2034	305,000	333,182
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2035	320,000	345,786
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2036	335,000	358,362
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2037	280,000	297,685
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2038	370,000	390,876
Center City MN Health Care Fac (Hazelden Betty Ford Foundation Proj.) Series 2025 B, 5% 11/1/2039	385,000	403,965
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2032	535,000	552,422
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2021 A, 4% 6/15/2035	550,000	557,052
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2037	1,140,000	1,139,203
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2038	400,000	394,555
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 4% 6/15/2039	250,000	242,713
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2026	360,000	366,180
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2028	935,000	989,674
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2029	1,035,000	1,111,642
Deluth MN Clinic (Aspirus Wausau Hospital Inc Proj.) Series 2022 A, 5% 6/15/2031	1,220,000	1,335,666
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	2,030,000	1,783,463
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 4% 7/1/2041	930,000	747,175
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 4% 9/1/2035	1,250,000	1,177,109
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2025	215,000	215,413
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2028	695,000	696,353
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2030	1,500,000	1,502,082
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2031	1,300,000	1,301,643
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2032	1,000,000	1,001,097
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2026 (North Memorial Med Center, MN Guaranteed)	1,355,000	1,365,716
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2027 (North Memorial Med Center, MN Guaranteed)	1,400,000	1,426,666
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2028 (North Memorial Med Center, MN Guaranteed)	2,915,000	2,967,211
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2029 (North Memorial Med Center, MN Guaranteed)	1,000,000	1,016,562
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2030 (North Memorial Med Center, MN Guaranteed)	900,000	913,837
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2031 (North Memorial Med Center, MN Guaranteed)	580,000	588,214
Maple Grove MN Health Care Sys Rev Series 2017, 5% 5/1/2032 (North Memorial Med Center, MN Guaranteed)	500,000	506,261
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2039	1,000,000	1,068,643
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2040	2,100,000	2,222,439
Minneapolis & St Paul MN Hsg & Hsp Sys Rev (Childrens Health Care, MN Proj.) Series 2025, 5% 8/15/2041	4,000,000	4,189,588
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2036	5,410,000	5,307,869
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2037	5,410,000	5,208,179
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	1,785,000	1,683,515
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2039	1,265,000	1,184,514
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2040	8,860,000	8,220,976
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	11,445,000	12,268,274
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2027 (Assured Guaranty Municipal Corp Insured)	850,000	854,666
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) 5% 11/15/2032	2,200,000	2,208,777
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 C, 4.1% 11/15/2048, LOC Bank of America NA VRDN (b)	11,800,000	11,800,000
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 4% 1/1/2049	3,000,000	2,548,284
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	2,300,000	2,367,747
Rochester MN Health Care Facs (Mayo Clinic Proj.) 3.55% 11/15/2064 (Liquidity Facility Bank of America NA) VRDN (b)	11,150,000	11,150,000
Rochester MN Health Care Facs (Mayo Clinic Proj.) 4.375% 11/15/2053	1,000,000	929,005
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	2,670,000	2,616,079
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2025	1,345,000	1,346,338
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2026	1,575,000	1,576,298
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2028	1,000,000	1,000,709
Shakopee Minn Health Care Facs Rev (St Francis Regional Med Cntr Proj.) Series 2014, 5% 9/1/2034	1,065,000	1,065,200
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(f)	2,900,000	2,892,990
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2043	600,000	609,888
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2044	1,000,000	1,011,539
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	5,500,000	5,434,487
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 3.125% 11/15/2032	140,000	130,278
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2028	460,000	475,323
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2030	650,000	669,671
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2031	845,000	869,027
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2017A, 5% 11/15/2034	665,000	678,960
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2029	5,000,000	5,000,000
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) 5% 7/1/2030	5,015,000	5,015,000
Wadena Minn Rev Series 2024 A, 5% 12/1/2028 (Centracare Health System Guaranteed)	275,000	291,002
Wadena Minn Rev Series 2024 A, 5% 12/1/2029 (Centracare Health System Guaranteed)	285,000	305,087
Wadena Minn Rev Series 2024 A, 5% 12/1/2030 (Centracare Health System Guaranteed)	380,000	410,798
Wadena Minn Rev Series 2024 A, 5% 12/1/2031 (Centracare Health System Guaranteed)	395,000	430,406
Wadena Minn Rev Series 2024 A, 5% 12/1/2032 (Centracare Health System Guaranteed)	365,000	399,678
Wadena Minn Rev Series 2024 A, 5% 12/1/2033 (Centracare Health System Guaranteed)	385,000	422,653
Wadena Minn Rev Series 2024 A, 5% 12/1/2045 (Centracare Health System Guaranteed)	1,900,000	1,903,891
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2049	500,000	476,229
Wayzata Minn Sr Hsg Rev (Folkestone Senior Living Proj.) Series 2019, 5% 8/1/2054	1,000,000	933,676
		136,967,383
Housing - 11.1%
City of Mounds View MN Series 2024, 3.375% tender 3/1/2046 (b)	3,250,000	3,255,092
Coon Rapids Minn Multifamily Rev 2.7% 8/1/2035 (Fannie Mae Guaranteed)	2,503,921	2,142,909
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,798,385	5,342,539
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 1.95% 1/1/2030	1,425,000	1,303,590
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3% 1/1/2051	865,000	854,464
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	5,305,000	5,288,991
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 3.5% 7/1/2050	2,565,000	2,557,266
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 4.25% 7/1/2049	1,715,000	1,731,462
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) 6% 1/1/2053	2,080,000	2,208,747
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 B, 2.4% 1/1/2035	1,215,000	1,014,414
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2020 I, 3% 1/1/2051	3,065,000	3,026,350
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	2,495,000	2,458,671
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	1,340,000	1,319,238
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 G, 2.4% 7/1/2033 (c)	830,000	693,305
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 3% 7/1/2052	955,000	939,451
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 B, 5.75% 7/1/2053	2,660,000	2,811,739
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	945,000	1,012,908
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	1,880,000	2,035,909
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) 3.5% 7/1/2046	1,200,000	1,197,911
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2020 B, 2.625% 1/1/2040	835,000	638,061
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.3% 7/1/2041	3,345,000	2,385,446
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2021 B, 2.45% 7/1/2046	3,320,000	2,145,358
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2024A, 6.25% 1/1/2054	5,805,000	6,297,237
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 C, 3.15% 6/1/2049	674,184	600,721
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2019 H, 2.47% 1/1/2050	1,410,332	1,131,313
Minnesota St Hsg Fin Agy Homeownership Fin (MN Sf Mbs Hmeownrshp 12/11/09 Proj.) Series 2020 B, 2.35% 6/1/2050	580,076	452,116
Woodbury Minn Hsg & Redev Authmultifamily Hsg Rev 3.2% tender 2/1/2046 (b)(e)	2,600,000	2,600,000
		57,445,208
Other - 0.8%
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2026	500,000	506,271
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2028	1,000,000	1,039,467
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2030	625,000	650,664
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2031	700,000	728,370
White Bear Lake Minn Rev (Ymca of The Greater Twin Cities Proj.) 5% 6/1/2033	1,400,000	1,452,342
		4,377,114
Transportation - 5.8%
Minneapolis Met Airport Commis 5% 1/1/2027 (c)	350,000	358,287
Minneapolis Met Airport Commis 5% 1/1/2028 (c)	430,000	438,831
Minneapolis Met Airport Commis 5% 1/1/2029 (c)	225,000	229,472
Minneapolis Met Airport Commis 5% 1/1/2030 (c)	480,000	489,084
Minneapolis Met Airport Commis 5% 1/1/2031 (c)	200,000	203,294
Minneapolis Met Airport Commis 5% 1/1/2032 (c)	200,000	202,759
Minneapolis Met Airport Commis 5% 1/1/2033 (c)	220,000	222,711
Minneapolis Met Airport Commis 5% 1/1/2034 (c)	225,000	227,419
Minneapolis Met Airport Commis 5% 1/1/2035 (c)	225,000	227,029
Minneapolis Met Airport Commis 5% 1/1/2036 (c)	220,000	221,610
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	4,275,000	4,399,400
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	2,375,000	2,438,555
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2032	2,900,000	2,974,030
Minneapolis Met Airport Commis Series 2022B, 4.25% 1/1/2042 (c)	1,780,000	1,650,979
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2047 (c)	1,600,000	1,573,015
Minneapolis Met Airport Commis Series 2023A, 5% 1/1/2035	900,000	993,854
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2044 (c)	3,000,000	3,073,773
Minneapolis Met Airport Commis Series 2024B, 5.25% 1/1/2049 (c)	10,190,000	10,352,667
		30,276,769
Water & Sewer - 0.3%
St Paul Minn Wtr Rev (St Paul MN Swr Rev Proj.) 2% 12/1/2041	1,220,000	765,938
St Paul Minn Wtr Rev Series 2023A, 4% 12/1/2047	1,000,000	907,574
		1,673,512
TOTAL MINNESOTA		511,490,110
Puerto Rico - 1.3%
General Obligations - 0.7%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (d)	1,705,673	1,179,184
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	195,527
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	627,611
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,420,000	1,531,648
		3,533,970
Health Care - 0.4%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	105,000	98,443
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2041	85,000	73,150
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2027	940,000	965,056
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	565,000	593,857
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	380,000	399,624
		2,130,130
Housing - 0.2%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,225,000	1,282,106
TOTAL PUERTO RICO		6,946,206
TOTAL MUNICIPAL SECURITIES (Cost $536,463,885)		519,443,149

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $536,463,885)	519,443,149
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,913,874
NET ASSETS - 100.0%	521,357,023

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,892,990 or 0.6% of net assets.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	41,336,020	-	41,336,020	-
Electric Utilities	25,991,484	-	25,991,484	-
Escrowed/Pre-Refunded	541,813	-	541,813	-
General Obligations	217,421,610	-	217,421,610	-
Health Care	139,097,513	-	139,097,513	-
Housing	58,727,314	-	58,727,314	-
Other	4,377,114	-	4,377,114	-
Transportation	30,276,769	-	30,276,769	-
Water & Sewer	1,673,512	-	1,673,512	-

Total Investments in Securities:	519,443,149	-	519,443,149	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $536,463,885)		$519,443,149
Cash		36,379
Receivable for fund shares sold		242,522
Interest receivable		6,768,433
Other receivables		1,129
Total assets		526,491,612
Liabilities
Payable for investments purchased
Regular delivery	$2,600,000
Delayed delivery	1,416,700
Payable for fund shares redeemed	388,488
Distributions payable	507,544
Accrued management fee	193,111
Other payables and accrued expenses	28,746
Total liabilities		5,134,589
Net Assets		$521,357,023
Net Assets consist of:
Paid in capital		$553,508,987
Total accumulated earnings (loss)		(32,151,964)
Net Assets		$521,357,023
Net Asset Value, offering price and redemption price per share ($521,357,023 ÷ 47,996,249 shares)		$10.86
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$9,096,125
Expenses
Management fee	$1,174,908
Custodian fees and expenses	4,441
Independent trustees' fees and expenses	676
Registration fees	32,945
Audit fees	27,996
Legal	9,620
Miscellaneous	1,234
Total expenses before reductions	1,251,820
Expense reductions	(2,431)
Total expenses after reductions		1,249,389
Net Investment income (loss)		7,846,736
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,191,246)
Total net realized gain (loss)		(3,191,246)
Change in net unrealized appreciation (depreciation) on investment securities		(4,258,835)
Net gain (loss)		(7,450,081)
Net increase (decrease) in net assets resulting from operations		$396,655
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,846,736	$15,466,567
Net realized gain (loss)	(3,191,246)	(3,937,879)
Change in net unrealized appreciation (depreciation)	(4,258,835)	(4,951,233)
Net increase (decrease) in net assets resulting from operations	396,655	6,577,455
Distributions to shareholders	(7,124,630)	(14,430,016)

Share transactions
Proceeds from sales of shares	62,017,051	86,863,090
Reinvestment of distributions	4,095,817	8,439,448
Cost of shares redeemed	(68,587,616)	(117,161,665)

Net increase (decrease) in net assets resulting from share transactions	(2,474,748)	(21,859,127)
Total increase (decrease) in net assets	(9,202,723)	(29,711,688)

Net Assets
Beginning of period	530,559,746	560,271,434
End of period	$521,357,023	$530,559,746

Other Information
Shares
Sold	5,710,146	7,840,624
Issued in reinvestment of distributions	375,251	763,304
Redeemed	(6,315,336)	(10,586,019)
Net increase (decrease)	(229,939)	(1,982,091)

Financial Highlights
Fidelity® Minnesota Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.00	$11.16	$10.88	$12.01	$12.18	$11.91
Income from Investment Operations
Net investment income (loss) A,B	.164	.313	.259	.230	.227	.251
Net realized and unrealized gain (loss)	(.155)	(.181)	.277	(1.126)	(.143)	.296
Total from investment operations	.009	.132	.536	(.896)	.084	.547
Distributions from net investment income	(.149)	(.291)	(.256)	(.229)	(.222)	(.251)
Distributions from net realized gain	-	(.001)	-	(.005)	(.032)	(.026)
Total distributions	(.149)	(.292)	(.256)	(.234)	(.254)	(.277)
Net asset value, end of period	$10.86	$11.00	$11.16	$10.88	$12.01	$12.18
Total Return C,D	.08%	1.20%	5.02%	(7.47)%	.70%	4.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.48%	.51%	.51%	.49%	.49%
Expenses net of fee waivers, if any	.48 % G	.47%	.50%	.50%	.49%	.49%
Expenses net of all reductions, if any	.48% G	.47%	.50%	.50%	.48%	.49%
Net investment income (loss)	3.03% G	2.83%	2.38%	2.07%	1.88%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$521,357	$530,560	$560,271	$572,868	$699,070	$673,488
Portfolio turnover rate H	26 % G	26%	19%	17%	7%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,117,565
Gross unrealized depreciation	(18,218,302)
Net unrealized appreciation (depreciation)	$(15,100,737)
Tax cost	$534,543,886

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(832,105)
Long-term	(13,384,309)
Total capital loss carryforward	$(14,216,414)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	63,105,664	68,100,436
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Minnesota Municipal Income Fund	423
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,431.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705580.127
MNF-SANN-0825
Fidelity® Michigan Municipal Income Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Michigan Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.6%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Electric Utilities - 0.2%
Guam Power Auth. 5% 10/1/2044	1,000,000	1,006,834
Michigan - 96.0%
Education - 10.2%
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,715,000	1,759,333
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,010,000	1,034,626
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	800,000	817,799
Ferris St Univ Mich Rev Series 2025A, 5% 10/1/2049 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,032,230
Grand Valley MI St Univ Rev 5% 12/1/2034	1,075,000	1,114,320
Grand Valley MI St Univ Rev 5% 12/1/2035	1,225,000	1,265,297
Grand Valley MI St Univ Rev 5% 12/1/2037	1,375,000	1,407,067
Michigan Finance Authority (Calvin University Proj.) 3% 9/1/2050	2,320,000	1,536,747
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2038	1,270,000	1,299,975
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2036	690,000	686,463
Michigan Finance Authority (Kalamazoo College Proj.) Series 2018, 4% 12/1/2047	2,610,000	2,202,595
Michigan Finance Authority (Lawrence Technological University Proj.) 4% 2/1/2032	285,000	277,887
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2027	100,000	99,601
Michigan Finance Authority (Lawrence Technological University Proj.) Series 2022, 4% 2/1/2042	1,120,000	929,559
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2032	1,110,000	1,162,153
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2033	1,250,000	1,303,187
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5% 11/1/2037	2,000,000	2,008,417
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.25% 11/1/2035	1,400,000	1,457,495
Michigan St Univ Revs Series 2024A, 5.25% 8/15/2054	3,000,000	3,089,863
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	2,150,000	2,233,962
Michigan Technological Univ Series 2021, 4% 10/1/2046	2,835,000	2,492,033
Northern MI Univ Revs Series 2021, 4% 6/1/2039	900,000	877,150
Northern MI Univ Revs Series 2021, 4% 6/1/2040	500,000	476,423
Northern MI Univ Revs Series 2021, 4% 6/1/2041	1,385,000	1,294,460
Northern MI Univ Revs Series 2021, 4% 6/1/2046	1,850,000	1,615,035
Northern MI Univ Revs Series 2021, 5% 6/1/2032	375,000	406,536
Northern MI Univ Revs Series 2021, 5% 6/1/2033	365,000	393,554
Northern MI Univ Revs Series 2021, 5% 6/1/2034	375,000	402,074
Northern MI Univ Revs Series 2021, 5% 6/1/2035	375,000	399,416
Northern MI Univ Revs Series 2021, 5% 6/1/2036	400,000	422,227
Oakland Univ Mich Rev Series 2016, 5% 3/1/2028	1,150,000	1,163,496
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2039 (Build America Mutual Assurance Co Insured)	2,000,000	1,951,164
Wayne St Univ MI Univ Revs Series 2023A, 4% 11/15/2040 (Build America Mutual Assurance Co Insured)	1,500,000	1,445,077
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2035 (Build America Mutual Assurance Co Insured)	1,000,000	1,116,345
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2036 (Build America Mutual Assurance Co Insured)	1,200,000	1,327,972
Western MI Univ Revs Series 2021 A, 5% 11/15/2031 (Assured Guaranty Municipal Corp Insured)	150,000	164,766
Western MI Univ Revs Series 2021 A, 5% 11/15/2032 (Assured Guaranty Municipal Corp Insured)	300,000	327,609
Western MI Univ Revs Series 2021 A, 5% 11/15/2036 (Assured Guaranty Municipal Corp Insured)	400,000	424,743
Western MI Univ Revs Series 2021 A, 5% 11/15/2038 (Assured Guaranty Municipal Corp Insured)	625,000	654,326
Western MI Univ Revs Series 2021 A, 5% 11/15/2040 (Assured Guaranty Municipal Corp Insured)	635,000	659,503
Western MI Univ Revs Series 2025A, 5.25% 11/15/2054 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,031,094
		46,763,579
Electric Utilities - 4.9%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,962,598
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2026	625,000	639,200
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2054	2,000,000	2,034,931
Marquette MI Lt & Pwr Elec Util 5% 7/1/2029	780,000	792,999
Marquette MI Lt & Pwr Elec Util 5% 7/1/2030	900,000	914,555
Marquette MI Lt & Pwr Elec Util 5% 7/1/2031	780,000	792,075
Marquette MI Lt & Pwr Elec Util 5% 7/1/2032	1,000,000	1,014,890
Marquette MI Lt & Pwr Elec Util 5% 7/1/2033	705,000	714,942
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2038	1,700,000	1,807,047
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5% 2/28/2039	1,000,000	1,052,257
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/29/2040	600,000	630,414
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(c)	7,000,000	6,750,079
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.35% 8/1/2029	2,000,000	1,780,091
Michigan St Strategic Fd Ltd Oblig Rev (DTE Electric Co Proj.) 1.45% 9/1/2030	2,000,000	1,724,385
		22,610,463
Escrowed/Pre-Refunded - 0.1%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	5,000	5,088
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2030 (Pre-refunded to 5/15/2026 at 100)	30,000	30,530
Michigan St Hosp Fin Auth Rev 4% 11/15/2047 (Pre-refunded to 11/15/2026 at 100)	270,000	274,601
		310,219
General Obligations - 27.2%
Berkley Mich Sch Dist 4% 5/1/2028 (State of Michigan Guaranteed)	250,000	258,509
Berkley Mich Sch Dist 4% 5/1/2029 (State of Michigan Guaranteed)	600,000	625,573
Berkley Mich Sch Dist 4% 5/1/2031 (State of Michigan Guaranteed)	535,000	562,733
Berkley Mich Sch Dist 4% 5/1/2033 (State of Michigan Guaranteed)	210,000	220,652
Berkley Mich Sch Dist 5% 5/1/2040 (State of Michigan Guaranteed)	310,000	335,805
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2030 (State of Michigan Guaranteed)	375,000	411,764
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2031 (State of Michigan Guaranteed)	450,000	500,787
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2032 (State of Michigan Guaranteed)	400,000	449,701
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2033 (State of Michigan Guaranteed)	500,000	566,326
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2034 (State of Michigan Guaranteed)	300,000	341,479
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2035 (State of Michigan Guaranteed)	600,000	675,467
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2036 (State of Michigan Guaranteed)	540,000	601,504
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,075,000	1,186,766
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2038 (State of Michigan Guaranteed)	575,000	628,020
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2039 (State of Michigan Guaranteed)	650,000	703,539
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2040 (State of Michigan Guaranteed)	350,000	375,799
Berkley Mich Sch Dist Series 2024 II, 5% 5/1/2041 (State of Michigan Guaranteed)	775,000	820,206
Birmingham Ciy School District Series 2024, 5% 5/1/2033	350,000	393,835
Birmingham Ciy School District Series 2024, 5% 5/1/2034	425,000	473,380
Birmingham Ciy School District Series 2024, 5% 5/1/2035	450,000	496,748
Birmingham Ciy School District Series 2024, 5% 5/1/2036	300,000	327,792
Birmingham Ciy School District Series 2024, 5% 5/1/2037	280,000	303,474
Birmingham Ciy School District Series 2024, 5% 5/1/2038	600,000	644,457
Byron Center Mich Pub Schs Series 2023 II, 5.25% 5/1/2053 (State of Michigan Guaranteed)	3,570,000	3,691,499
Chippewa Valley MI Schs 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,005,807
Chippewa Valley MI Schs 5% 5/1/2033 (State of Michigan Guaranteed)	1,000,000	1,005,640
Chippewa Valley MI Schs 5% 5/1/2034 (State of Michigan Guaranteed)	1,075,000	1,080,704
City of Lansing MI Gen. Oblig. 4% 6/1/2040 (Assured Guaranty Municipal Corp Insured)	4,810,000	4,575,062
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,082,503
County of Genesee MI Water Supply System Revenue (Genesee Cnty MI Proj.) Gen. Oblig. 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	800,000	859,096
Crestwood Mich Sch Dist 5% 5/1/2045 (State of Michigan Guaranteed)	400,000	414,042
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2035	1,040,000	1,107,123
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2036	435,000	460,590
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2037	465,000	489,807
Detroit MI Gen. Oblig. Series 2020, 5.5% 4/1/2038	490,000	513,098
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2037	1,875,000	1,946,310
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2039	1,210,000	1,239,729
Detroit MI Gen. Oblig. Series 2023C, 6% 5/1/2043	1,500,000	1,618,274
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2038	3,520,000	3,691,033
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2039	3,700,000	3,850,131
Farmington Mich Pub Sch Dist Series 2020, 4% 5/1/2040	3,000,000	2,910,325
Ferndale Mich Pub Schs Series 2020, 3% 5/1/2045 (State of Michigan Guaranteed)	1,000,000	744,078
Forest Hills MI Pub Schs 5% 5/1/2045	3,000,000	3,134,360
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2026 (c)	225,000	227,109
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2027 (c)	325,000	334,667
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2028 (c)	235,000	246,636
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2029 (c)	525,000	559,162
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2030 (c)	425,000	457,721
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2031 (c)	725,000	788,075
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2032 (c)	725,000	792,464
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2033 (c)	1,000,000	1,084,460
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2034 (c)	1,000,000	1,074,341
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2037 (c)	700,000	734,205
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2038 (c)	1,170,000	1,217,918
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2039 (c)	1,000,000	1,033,482
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2040 (c)	1,000,000	1,024,080
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2041 (c)	1,100,000	1,118,724
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2021, 5% 1/1/2046 (c)	2,000,000	2,004,996
Gerald R Ford Intl Arpt Auth Mich Rev (Kent Cnty MI Proj.) Series 2024, 5% 1/1/2049 (c)	3,040,000	3,032,913
Grand Rapids MI Gen. Oblig. Series 2025, 5% 4/1/2055	2,000,000	2,029,125
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	480,000	496,749
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2039 (Assured Guaranty Municipal Corp Insured)	1,000,000	972,798
Grandville Mich Pub Schs Dist Series I, 4% 5/1/2040 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,272,332
Grosse Pointe MI Pub Sch Sys Series 2021, 3% 5/1/2033	1,000,000	945,610
Grosse Pointe Park Mich Gen. Oblig. Series 2019, 2.375% 10/1/2039	510,000	377,845
Holland MI Sch Dist Series 2023 II, 4% 11/1/2039 (State of Michigan Guaranteed)	1,855,000	1,801,827
Holland MI Sch Dist Series 2023 II, 4% 11/1/2040 (State of Michigan Guaranteed)	1,915,000	1,861,911
Kalamazoo Cnty Mich Gen. Oblig. 3% 5/1/2030	1,690,000	1,685,028
Kalamazoo Cnty Mich Gen. Oblig. Series 2021, 2% 5/1/2038	1,660,000	1,184,227
Karegnondi Wtr Auth Mich (Genesee Cnty MI Proj.) Series 2024, 5% 11/1/2039 (Build America Mutual Assurance Co Insured)	2,250,000	2,401,571
Lanse Creuse Mich Pub Sch 5% 5/1/2049 (State of Michigan Guaranteed)	2,750,000	2,838,691
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2031 (State of Michigan Guaranteed)	605,000	670,196
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2032 (State of Michigan Guaranteed)	580,000	648,264
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2035 (State of Michigan Guaranteed)	700,000	786,293
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2036 (State of Michigan Guaranteed)	755,000	833,734
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2037 (State of Michigan Guaranteed)	1,000,000	1,091,873
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2038 (State of Michigan Guaranteed)	1,400,000	1,516,060
Lincoln MI Cons Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,430,000	1,455,771
Lincoln MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	500,000	508,429
Lincoln MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	1,000,000	1,016,776
Macomb Interceptor Drain Drainage District (Macomb CO Proj.) Gen. Oblig. 5% 5/1/2034	1,750,000	1,799,040
Mattawan Consolidated School District MI Series 2024 I, 5% 5/1/2054 (State of Michigan Guaranteed)	1,000,000	1,011,420
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	8,670,000	6,601,599
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5.25% 4/15/2059	3,000,000	3,099,958
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2021 I, 3% 10/15/2051	1,770,000	1,248,070
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	1,000,000	1,086,705
Pennfield Mich Schs Dist Series 2022, 3% 5/1/2051 (State of Michigan Guaranteed)	1,160,000	818,590
Portage MI Pub Schs 4% 11/1/2042	1,000,000	907,828
Portage MI Pub Schs 5% 11/1/2032	2,500,000	2,538,624
Portage MI Pub Schs 5% 11/1/2034	1,250,000	1,265,492
State of Michigan Gen. Oblig. 4% 5/15/2040	500,000	494,048
Utica MI Cmnty Schs Series 2024, 5% 5/1/2039 (State of Michigan Guaranteed)	1,250,000	1,351,988
Warren MI Cons Sch Dist 5% 5/1/2036 (State of Michigan Guaranteed)	500,000	562,223
Warren MI Cons Sch Dist 5% 5/1/2037 (State of Michigan Guaranteed)	3,105,000	3,457,461
Warren MI Cons Sch Dist Series 2016, 5% 5/1/2035 (State of Michigan Guaranteed)	1,250,000	1,266,626
Warren MI Cons Sch Dist Series 2018, 5% 5/1/2032 (State of Michigan Guaranteed)	1,100,000	1,154,452
Warren Mich Gen. Oblig. Series 2023, 5% 6/1/2039	1,310,000	1,393,650
Woodhaven Brownstown MI SD 5% 5/1/2055 (State of Michigan Guaranteed)	1,000,000	1,002,240
Woodhaven Brownstown MI SD Series 2021 I, 3% 11/1/2046 (State of Michigan Guaranteed)	1,000,000	724,986
Wyandotte Mich City Sch Dist 5% 5/1/2040	300,000	322,694
Wyandotte Mich City Sch Dist 5% 5/1/2041	375,000	399,437
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2029 (State of Michigan Guaranteed)	1,305,000	1,329,061
Ypsilanti Mich Sch Dist Series 2016 A, 5% 5/1/2032 (State of Michigan Guaranteed)	2,000,000	2,036,209
		125,321,991
Health Care - 16.5%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2038	1,800,000	1,683,823
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	1,395,000	1,262,143
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	2,440,000	1,637,688
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	775,000	787,833
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2030	4,970,000	5,041,280
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2021, 4% 11/15/2045	500,000	398,533
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2031	920,000	892,601
Kentwood Mich Economic Dev (Holland Home of Grand Rapids Proj.) Series 2022, 4% 11/15/2043	2,250,000	1,829,317
Michigan Fin Auth Rev (Corewell Health Proj.) 4% 4/15/2042	2,000,000	1,858,518
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2028	2,655,000	2,719,213
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2029	4,950,000	5,060,480
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2030	4,545,000	4,639,171
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	11,850,000	11,631,329
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2029	1,000,000	1,009,463
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2030	1,000,000	1,009,115
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2031	1,170,000	1,180,270
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2032	1,895,000	1,910,145
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2033	1,915,000	1,929,058
Michigan Fin Auth Rev (Holland Community Hospital Proj.) 5% 1/1/2034	2,135,000	2,149,211
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	4,190,000	3,932,634
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2044	4,140,000	3,735,954
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2050	6,530,000	5,633,053
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2030	710,000	739,128
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	8,180,000	6,961,622
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	2,000,000	1,401,857
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 4% 5/15/2027	275,000	274,102
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) 5% 5/15/2044	1,500,000	1,402,945
Michigan St Strategic Fd Ltd Oblig Rev (United Methodist Retirement Community Inc Proj.) Series 2019, 5% 11/15/2034	500,000	505,604
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2036	770,000	764,581
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2039	1,430,000	1,347,532
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 4% 7/1/2040	490,000	453,827
		75,782,030
Housing - 7.5%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3% 6/1/2051	1,820,000	1,792,208
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	1,975,000	1,966,432
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5% 6/1/2053	1,765,000	1,834,005
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	1,975,000	2,081,997
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	2,000,000	2,210,120
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018 A, 4% 12/1/2048	410,000	411,014
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2018C, 4.25% 6/1/2049	1,040,000	1,046,862
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019 B, 3.75% 6/1/2050	1,410,000	1,410,907
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	2,140,000	2,103,059
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	2,410,000	2,603,878
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.125% 10/1/2036	1,775,000	1,373,560
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	2,000,000	1,299,656
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.55% 10/1/2051	2,095,000	1,279,435
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 B, 5.75% 6/1/2054	1,785,000	1,907,681
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023A, 3.8% 12/1/2033	1,490,000	1,501,716
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	3,000,000	2,288,113
Michigan Hsg Dev Rental Hsg Series 2017 A, 3.75% 10/1/2042	2,000,000	1,790,922
Michigan Hsg Dev Rental Hsg Series 2018 A, 3.8% 10/1/2038	3,965,000	3,680,509
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.6% 10/1/2060	2,500,000	1,941,108
		34,523,182
Industrial Development - 1.1%
Michigan St Strategic Fd Ltd Oblig Rev (Graphic Packaging Intl Inc Proj.) 4% tender 10/1/2061 (b)(c)	5,000,000	4,971,795
Special Tax - 2.7%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2048	1,000,000	1,007,535
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2055	2,500,000	2,100,799
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2035	1,000,000	1,037,184
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2036	1,250,000	1,291,254
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038	1,595,000	1,631,160
Michigan St Trunk Line Fd Series 2023, 5% 11/15/2035	4,845,000	5,408,194
		12,476,126
Tobacco Bonds - 3.2%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2035	2,000,000	1,943,112
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2037	2,000,000	1,901,772
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2040	2,000,000	1,832,686
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	7,250,000	6,039,815
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	3,000,000	3,036,616
		14,754,001
Transportation - 15.1%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 4.25% 12/31/2038 (Assured Guaranty Municipal Corp Insured) (c)	5,840,000	5,647,400
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2025 (c)	2,200,000	2,211,377
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (c)	490,000	499,083
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (c)	440,000	456,204
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2030 (c)	4,080,000	4,212,339
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (c)	3,210,000	3,305,367
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2032 (c)	1,875,000	1,918,937
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2033 (c)	2,000,000	2,042,408
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (c)	35,000	36,253
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (c)	530,000	546,603
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2033 (c)	2,415,000	2,469,828
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2029 (c)	720,000	720,319
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2031 (c)	860,000	860,331
Wayne Cnty Mich Arpt Auth Rev 5% 12/1/2037	545,000	551,535
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2030 (c)	5,865,000	6,097,058
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2031 (c)	2,825,000	2,929,406
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2032 (c)	2,945,000	3,044,214
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2038	1,250,000	1,314,825
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (c)	1,225,000	1,273,328
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2037 (c)	1,520,000	1,557,699
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2046 (c)	1,280,000	1,265,916
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured) (c)	1,270,000	1,360,353
Wayne Cnty Mich Arpt Auth Rev Series 2023 D, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	900,000	967,095
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2037 (Assured Guaranty Municipal Corp Insured) (c)	1,000,000	1,074,550
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.25% 12/1/2038 (Assured Guaranty Municipal Corp Insured) (c)	900,000	958,320
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2039 (Assured Guaranty Municipal Corp Insured) (c)	635,000	689,063
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2041 (Assured Guaranty Municipal Corp Insured) (c)	1,685,000	1,805,183
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2042 (Assured Guaranty Municipal Corp Insured) (c)	800,000	850,582
Wayne Cnty Mich Arpt Auth Rev Series 2023B, 5.5% 12/1/2043 (Assured Guaranty Municipal Corp Insured) (c)	675,000	713,873
Wayne Cnty Mich Arpt Auth Rev Series 2025 A, 5.5% 12/1/2050 (d)	2,000,000	2,113,348
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2029 (c)(d)	565,000	599,011
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2030 (c)(d)	555,000	591,949
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2031 (c)(d)	850,000	910,344
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2041 (c)(d)	800,000	856,759
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.5% 12/1/2043 (c)(d)	625,000	659,237
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.75% 12/1/2050 (c)(d)	2,650,000	2,800,544
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2025	2,150,000	2,165,497
Wayne Cnty Mich Arpt Auth Rev Series C, 5% 12/1/2027	1,460,000	1,535,926
Wayne Cnty Mich Arpt Auth Rev Series G, 5% 12/1/2036	5,760,000	5,771,226
		69,383,290
Water & Sewer - 7.5%
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5% 7/1/2036 (National Public Finance Guarantee Corporation Insured)	10,000	10,018
Detroit MI Sew Disp Rev (Great Lakes Sewer Auth Mich Proj.) 5.5% 7/1/2029 (Assured Guaranty Inc Insured)	25,000	25,813
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2033 (Assured Guaranty Municipal Corp Insured)	735,000	768,750
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2034 (Assured Guaranty Municipal Corp Insured)	520,000	542,034
Downriver Util Wastewater Auth MI Swr Sys Rev Series 2018, 5% 4/1/2035 (Assured Guaranty Municipal Corp Insured)	500,000	519,764
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2034	550,000	572,881
Grand Rapids MI San Swr Sys Series 2018, 5% 1/1/2038	655,000	672,982
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2031	250,000	252,697
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2032	320,000	323,292
Grand Rapids MI Wtr Supply Sys Series 2016, 5% 1/1/2033	550,000	555,357
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2043	540,000	568,665
Great Lakes Sewer Auth Mich Series 2025 C, 5.25% 7/1/2044	1,700,000	1,781,065
Great Lakes Sewer Auth Mich Series B, 5% 7/1/2027	15,000	15,307
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024B, 5% 7/1/2036	1,500,000	1,652,110
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2029	1,250,000	1,354,437
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2030	1,400,000	1,536,831
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2043	3,270,000	3,443,585
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2044	1,365,000	1,430,090
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.25% 7/1/2045	4,000,000	4,172,467
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 D, 5.5% 7/1/2055	600,000	628,934
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2029	500,000	541,775
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5% 7/1/2030	875,000	960,519
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2043	1,500,000	1,591,525
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025C, 5.25% 7/1/2044	1,040,000	1,097,792
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2026	570,000	570,840
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2027	1,465,000	1,467,158
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2028	1,500,000	1,502,210
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) 5% 7/1/2035	505,000	505,598
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D 2, 5% 7/1/2034	1,000,000	1,000,039
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2030	10,000	10,015
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2034	1,250,000	1,251,618
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2024A, 5% 10/1/2044	3,000,000	3,167,149
		34,493,317
TOTAL MICHIGAN		441,389,993
Puerto Rico - 1.4%
General Obligations - 0.8%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (e)	1,643,730	1,136,361
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	195,000	200,672
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	595,000	627,611
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.75% 7/1/2031	1,410,000	1,520,862
		3,485,506
Health Care - 0.3%
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 4% 7/1/2036	195,000	182,822
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2030	845,000	888,158
Puerto Rico Indl Tourist Edl Med & Environmental Ctl Facs Fing Auth Hosp Rev (Hosp Auxilio Mutou Oblig Grp Proj.) Series 2021, 5% 7/1/2032	360,000	378,591
		1,449,571
Housing - 0.3%
Puerto Rico Hsg Fin Auth (PR Mhsg Rev 2020 Proj.) Series 2020, 5% 12/1/2027	1,340,000	1,402,467
TOTAL PUERTO RICO		6,337,544
TOTAL MUNICIPAL SECURITIES (Cost $469,738,693)		448,734,371

Money Market Funds - 3.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (f)(g) (Cost $15,941,217)	2.90	15,938,030	15,941,217

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $485,679,910)	464,675,588
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(5,121,458)
NET ASSETS - 100.0%	459,554,130

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	9,338,870	83,593,243	76,990,896	270,242	-	-	15,941,217	15,938,030	0.6%
Total	9,338,870	83,593,243	76,990,896	270,242	-	-	15,941,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	46,763,579	-	46,763,579	-
Electric Utilities	23,617,297	-	23,617,297	-
Escrowed/Pre-Refunded	310,219	-	310,219	-
General Obligations	128,807,497	-	128,807,497	-
Health Care	77,231,601	-	77,231,601	-
Housing	35,925,649	-	35,925,649	-
Industrial Development	4,971,795	-	4,971,795	-
Special Tax	12,476,126	-	12,476,126	-
Tobacco Bonds	14,754,001	-	14,754,001	-
Transportation	69,383,290	-	69,383,290	-
Water & Sewer	34,493,317	-	34,493,317	-

Money Market Funds	15,941,217	15,941,217	-	-
Total Investments in Securities:	464,675,588	15,941,217	448,734,371	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $469,738,693)	$448,734,371
Fidelity Central Funds (cost $15,941,217)	15,941,217

Total Investment in Securities (cost $485,679,910)		$464,675,588
Cash		100,000
Receivable for fund shares sold		176,675
Interest receivable		3,819,247
Distributions receivable from Fidelity Central Funds		48,749
Other receivables		28
Total assets		468,820,287
Liabilities
Payable for investments purchased on a delayed delivery basis	$8,481,312
Payable for fund shares redeemed	295,348
Distributions payable	293,846
Accrued management fee	167,133
Other payables and accrued expenses	28,518
Total liabilities		9,266,157
Net Assets		$459,554,130
Net Assets consist of:
Paid in capital		$495,584,768
Total accumulated earnings (loss)		(36,030,638)
Net Assets		$459,554,130
Net Asset Value, offering price and redemption price per share ($459,554,130 ÷ 40,652,166 shares)		$11.30
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$7,397,509
Income from Fidelity Central Funds		270,242
Total income		7,667,751
Expenses
Management fee	$1,010,645
Custodian fees and expenses	4,117
Independent trustees' fees and expenses	592
Registration fees	22,736
Audit fees	27,994
Legal	8,669
Miscellaneous	816
Total expenses before reductions	1,075,569
Expense reductions	(53)
Total expenses after reductions		1,075,516
Net Investment income (loss)		6,592,235
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,554,152)
Total net realized gain (loss)		(2,554,152)
Change in net unrealized appreciation (depreciation) on investment securities		(5,703,236)
Net gain (loss)		(8,257,388)
Net increase (decrease) in net assets resulting from operations		$(1,665,153)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,592,235	$12,971,644
Net realized gain (loss)	(2,554,152)	(1,772,120)
Change in net unrealized appreciation (depreciation)	(5,703,236)	(1,836,819)
Net increase (decrease) in net assets resulting from operations	(1,665,153)	9,362,705
Distributions to shareholders	(6,442,981)	(12,733,766)

Share transactions
Proceeds from sales of shares	44,098,541	64,927,639
Reinvestment of distributions	4,688,376	9,261,409
Cost of shares redeemed	(44,158,793)	(78,544,171)

Net increase (decrease) in net assets resulting from share transactions	4,628,124	(4,355,123)
Total increase (decrease) in net assets	(3,480,010)	(7,726,184)

Net Assets
Beginning of period	463,034,140	470,760,324
End of period	$459,554,130	$463,034,140

Other Information
Shares
Sold	3,884,919	5,630,202
Issued in reinvestment of distributions	411,908	804,034
Redeemed	(3,893,271)	(6,816,118)
Net increase (decrease)	403,556	(381,882)

Financial Highlights
Fidelity® Michigan Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$11.50	$11.59	$11.21	$12.64	$12.77	$12.47
Income from Investment Operations
Net investment income (loss) A,B	.163	.319	.283	.261	.265	.283
Net realized and unrealized gain (loss)	(.203)	(.096)	.377	(1.418)	(.070)	.347
Total from investment operations	(.040)	.223	.660	(1.157)	.195	.630
Distributions from net investment income	(.160)	(.312)	(.280)	(.260)	(.265)	(.284)
Distributions from net realized gain	-	(.001)	-	(.013)	(.060)	(.046)
Total distributions	(.160)	(.313)	(.280)	(.273)	(.325)	(.330)
Net asset value, end of period	$11.30	$11.50	$11.59	$11.21	$12.64	$12.77
Total Return C,D	(.35) %	1.95%	6.00%	(9.18)%	1.54%	5.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.47%	.49%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.46%	.49%	.49%	.48%	.48%
Expenses net of all reductions, if any	.47% G	.46%	.49%	.49%	.48%	.48%
Net investment income (loss)	2.89% G	2.76%	2.51%	2.25%	2.08%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$459,554	$463,034	$470,760	$496,826	$731,602	$716,407
Portfolio turnover rate H	33 % G	17%	21%	8%	13%	13%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,186,545
Gross unrealized depreciation	(22,658,211)
Net unrealized appreciation (depreciation)	$(20,471,666)
Tax cost	$485,147,254

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,002,920)
Long-term	(12,009,676)
Total capital loss carryforward	$(13,012,596)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	86,555,482	70,153,877
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Michigan Municipal Income Fund	20,285	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Michigan Municipal Income Fund	370
7. Expense Reductions.
Through arrangements with the Fund's custodian credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $53.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.705626.127
MIR-SANN-0825
Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 100.0%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Education - 0.1%
University AL Gen Rev 5% 7/1/2031	2,285,000	2,473,122
Electric Utilities - 0.1%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,705,000	1,712,585
General Obligations - 3.4%
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	4,000,000	4,010,216
Black Belt Energy Gas District 5.25% 12/1/2026 (Morgan Stanley Guaranteed)	1,845,000	1,889,350
Black Belt Energy Gas District 5.25% 12/1/2027 (Morgan Stanley Guaranteed)	1,170,000	1,218,193
Black Belt Energy Gas District 5.25% 12/1/2028 (Morgan Stanley Guaranteed)	1,275,000	1,343,739
Black Belt Energy Gas District 5.25% 6/1/2027 (Morgan Stanley Guaranteed)	1,290,000	1,332,620
Black Belt Energy Gas District 5.25% 6/1/2028 (Morgan Stanley Guaranteed)	1,540,000	1,612,709
Black Belt Energy Gas District 5.25% 6/1/2029 (Morgan Stanley Guaranteed)	1,000,000	1,051,303
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	2,610,000	2,744,710
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	6,200,000	6,419,646
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,460,000	4,704,194
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,250,000	5,499,030
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2026 (Morgan Stanley Guaranteed)	1,500,000	1,506,810
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2027 (Morgan Stanley Guaranteed)	2,440,000	2,461,824
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2028 (Morgan Stanley Guaranteed)	3,780,000	3,824,443
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,035,000	6,242,553
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	10,000,000	10,533,637
Southeast Energy Authority A Cooperative District 5% 1/1/2030 (Athene Annuity And Life Company Guaranteed)	1,175,000	1,223,974
Southeast Energy Authority A Cooperative District 5% 1/1/2031 (Athene Annuity And Life Company Guaranteed)	2,000,000	2,090,121
Southeast Energy Authority A Cooperative District 5% 7/1/2029 (Athene Annuity And Life Company Guaranteed)	1,580,000	1,645,273
Southeast Energy Authority A Cooperative District 5% 7/1/2030 (Athene Annuity And Life Company Guaranteed)	1,250,000	1,305,951
Southeast Energy Authority A Cooperative District 5% 7/1/2031 (Athene Annuity And Life Company Guaranteed)	1,400,000	1,465,540
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	6,230,000	6,578,741
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2030 (Pacific Life Insurance Co Guaranteed)	1,500,000	1,598,291
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2031 (Pacific Life Insurance Co Guaranteed)	1,355,000	1,447,724
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	18,055,000	19,027,244
		92,777,836
Health Care - 0.4%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	8,950,000	9,667,249
Transportation - 0.0%
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2026 (Build America Mutual Assurance Co Insured)	555,000	567,236
Birmingham AL Arpt Auth Arpt Series 2020, 5% 7/1/2027 (Build America Mutual Assurance Co Insured)	500,000	522,178
		1,089,414
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2029	1,195,000	1,283,459
TOTAL ALABAMA		109,003,665
Alaska - 0.4%
General Obligations - 0.3%
Alaska Municipal Bond Bank Authority Series 2015B TWO, 5% 3/1/2028 (Alaska St Guaranteed) (c)	240,000	240,327
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	1,300,000	1,389,812
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2029	2,000,000	2,171,585
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2030	2,000,000	2,203,961
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2031	1,500,000	1,674,308
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2032	1,750,000	1,971,768
		9,651,761
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	815,000	797,206
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2026 (c)	1,510,000	1,544,299
TOTAL ALASKA		11,993,266
Arizona - 1.9%
Education - 0.1%
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 7/1/2026	275,000	275,536
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2026	1,100,000	1,127,726
Arizona Brd Regents AZ St Univ Sys Rev (Arizona St Univ Revs Proj.) 5% 8/1/2027	1,500,000	1,570,138
		2,973,400
General Obligations - 0.3%
Glendale AZ Union High Sch Dst 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	200,000	204,239
Glendale AZ Union High Sch Dst 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	261,061
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2026	3,000,000	3,067,168
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	900,000	959,380
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	649,447
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2025	800,000	800,000
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2026	900,000	912,668
Scottsdale AZ Uni Sch Dist #48 4% 7/1/2027	225,000	231,046
Tucson Ariz Ctfs Partn (Tucson AZ Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	1,245,000	1,268,706
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2026	2,000,000	2,045,178
		10,398,893
Health Care - 1.1%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2026	1,200,000	1,213,964
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2027	1,200,000	1,241,127
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2028	2,100,000	2,238,327
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2029	4,000,000	4,322,951
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2030	3,250,000	3,555,510
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	6,765,000	6,860,716
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023 A 2, 5% tender 1/1/2053 (b)	4,480,000	4,701,583
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) Series 2016, 5% 1/1/2026 (d)	265,000	262,890
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2029	1,000,000	1,077,509
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2030	1,250,000	1,364,690
		26,839,267
Industrial Development - 0.3%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	8,765,000	8,920,811
Transportation - 0.1%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2028	1,910,000	2,013,434
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2025 (c)	1,500,000	1,500,000
		3,513,434
TOTAL ARIZONA		52,645,805
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2030	870,000	909,844
California - 4.6%
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev Series 2024 D, 5% 7/1/2030	1,185,000	1,276,969
Los Angeles CA Wtr & Pwr Rev Series 2025 A, 5% 7/1/2032	1,500,000	1,637,709
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	4,975,000	5,475,784
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2035	2,165,000	2,376,680
Southern CA Pub Pwr Auth Proj (Southern Ca Pub Pwr Auth Proj.) 0.65% tender 7/1/2040 (b)	8,000,000	8,000,000
		18,767,142
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,090
Port Oakland Calif Rev 5% 5/1/2027 (Escrowed to Maturity) (c)	5,000	5,209
Port Oakland Calif Rev 5% 5/1/2028 (Escrowed to Maturity) (c)	15,000	15,950
		26,249
General Obligations - 1.5%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	3,865,000	4,073,542
California Community Choice Financing Authority Series 2025B, 5% 11/1/2034 (Pacific Life Insurance Co Guaranteed)	1,300,000	1,393,113
California St Pub Wks Brd Lse Series 2023A, 5% 12/1/2029	2,000,000	2,195,434
California St Pub Wks Brd Lse Series 2023B, 5% 12/1/2028	5,950,000	6,420,617
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028	1,395,000	1,498,029
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2028 (Escrowed to Maturity)	2,055,000	2,208,844
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2028	5,000,000	5,352,611
San Joaquin Valley Clean Energy Authority 5% 7/1/2028 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,038,509
San Joaquin Valley Clean Energy Authority 5% 7/1/2029 (Goldman Sachs Group Inc/The Guaranteed)	1,125,000	1,178,270
San Joaquin Valley Clean Energy Authority 5% 7/1/2030 (Goldman Sachs Group Inc/The Guaranteed)	1,000,000	1,059,630
San Joaquin Valley Clean Energy Authority 5% 7/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	1,250,000	1,333,146
State of California Gen. Oblig. 4% 11/1/2026	700,000	713,474
State of California Gen. Oblig. 5% 10/1/2028	4,000,000	4,301,538
State of California Gen. Oblig. 5% 11/1/2028	6,690,000	7,205,609
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	1,200,000	1,231,691
		41,204,057
Other - 0.3%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	6,155,000	6,187,612
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	780,000	713,077
		6,900,689
Transportation - 2.1%
Bay Area Toll Auth CA Bridge Rev 2% tender 4/1/2056 (b)	7,365,000	7,094,489
Bay Area Toll Auth CA Bridge Rev 2.95% tender 4/1/2047 (b)	4,655,000	4,641,477
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2026 (Build America Mutual Assurance Co Insured) (c)	1,000,000	1,018,173
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2027 (Build America Mutual Assurance Co Insured) (c)	1,340,000	1,384,881
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured) (c)	2,885,000	3,022,667
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured) (c)	3,025,000	3,204,890
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2026 (c)	1,545,000	1,568,537
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	1,615,000	1,668,049
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2026 (c)	2,645,000	2,685,294
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,825,000	1,851,288
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2027 (c)	3,395,000	3,504,038
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2028 (c)	985,000	1,030,142
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2026 (c)	1,000,000	1,015,899
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	2,405,000	2,466,204
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (c)	4,535,000	4,602,200
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	4,590,000	4,745,714
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (c)	6,130,000	6,416,009
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (c)	4,100,000	4,346,264
		56,266,215
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (e)	1,435,000	1,314,363
TOTAL CALIFORNIA		124,478,715
Colorado - 1.5%
Education - 0.1%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,345,000	1,320,074
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	1,625,000	1,616,921
		2,936,995
General Obligations - 0.0%
Regional Trans Dist CO Ctfs Part 5% 6/1/2026	1,000,000	1,020,330
Health Care - 1.3%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	6,065,000	6,210,277
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	2,070,000	2,224,365
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	1,270,000	1,392,566
Colorado Health Facilities Authority (Advent Health Proj.) Series 2025A, 5% tender 11/15/2060 (b)	4,260,000	4,620,669
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (b)	12,265,000	12,983,767
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 1, 5% tender 8/1/2049 (b)	2,950,000	2,954,949
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	2,035,000	2,050,484
		32,437,077
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	675,000	681,302
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	320,000	323,499
		1,004,801
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2029 (c)	1,205,000	1,261,674
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2026	1,750,000	1,794,402
		3,056,076
TOTAL COLORADO		40,455,279
Connecticut - 2.9%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	19,250,000	19,141,739
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	3,370,000	3,357,354
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	1,725,000	1,698,371
		24,197,464
General Obligations - 1.1%
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2029 (Build America Mutual Assurance Co Insured)	1,195,000	1,291,818
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,096,065
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	2,700,000	2,983,652
Connecticut St Gen. Oblig. 4% 6/1/2026	1,100,000	1,112,109
Connecticut St Gen. Oblig. 5% 11/15/2026	6,000,000	6,184,418
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	965,000	1,041,326
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2031	1,670,000	1,871,849
Connecticut St Gen. Oblig. Series 2025 B, 5% 12/1/2032	2,245,000	2,536,556
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2027	800,000	838,135
Hartford Cnty Conn Met Dist Gen. Oblig. Series 2021 A, 5% 9/1/2028	775,000	825,046
New Haven CT Gen. Oblig. 5% 8/15/2025 (Assured Guaranty Municipal Corp Insured)	980,000	982,023
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,920,000	3,253,418
Stratford CT Gen. Oblig. Series 2018, 5% 1/1/2026	3,735,000	3,778,004
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2026	1,000,000	1,030,126
		28,824,545
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2025 (d)(f)	705,000	458,250
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2028 (d)(f)	1,315,000	854,750
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2029 (d)(f)	940,000	611,000
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2027	250,000	258,520
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2028	300,000	314,387
		2,496,907
Special Tax - 0.8%
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2028	4,395,000	4,693,431
Connecticut St Spl Tax Oblig Series 2024 B, 5% 7/1/2030	8,500,000	9,370,612
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2026	1,025,000	1,052,596
Connecticut St Spl Tax Oblig Series A1, 5% 7/1/2030	6,500,000	7,165,762
		22,282,401
TOTAL CONNECTICUT		77,801,317
Delaware - 0.1%
Electric Utilities - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Co Proj.) Series 2020A, 3.6% 1/1/2031 (g)	595,000	606,065
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	1,475,000	1,475,000
		2,081,065
TOTAL DELAWARE		2,081,065
District Of Columbia - 1.8%
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022C, 5% 12/1/2027	5,900,000	6,230,758
Transportation - 1.6%
Metropolitan Wash DC Arpts Ath 5% 10/1/2025 (c)	4,470,000	4,489,477
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (c)	12,905,000	13,218,919
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (c)	1,410,000	1,416,144
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2025 (c)	3,000,000	3,013,072
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2028 (c)	20,500,000	21,583,263
		43,720,875
TOTAL DISTRICT OF COLUMBIA		49,951,633
District Of Columbia,Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2031	1,790,000	1,852,121
Florida - 4.4%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2026	1,940,000	1,973,756
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2030	685,000	745,700
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2031	450,000	495,897
		3,215,353
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2016A, 4% 10/1/2026	530,000	538,058
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	620,000	622,573
General Obligations - 1.6%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2025 A, 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	14,000,000	14,890,880
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	3,275,000	3,486,320
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL School Board Proj.) 5% 7/1/2029 (Assured Guaranty Municipal Corp Insured)	2,450,000	2,652,986
Hillsborough Cnty FL Sch Brd Series 2017 B, 5% 7/1/2028	2,375,000	2,462,574
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	610,000	612,841
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2026	435,000	446,602
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2027	345,000	362,397
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2029	595,000	647,497
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2030	560,000	617,677
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2032	510,000	574,691
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2022 A, 5% 10/1/2028	685,000	733,457
Lake Cnty Fla Sch Brd Cop (Lake County FL School Board Proj.) Series 2025A, 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	2,200,000	2,370,586
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2029	5,280,000	5,720,485
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2030	1,625,000	1,785,157
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2025	980,000	980,000
Seminole Cnty FL Sch Brd Ctfs (Seminole Cnty FL Sch Dist Proj.) 5% 7/1/2026	1,115,000	1,139,569
		39,483,719
Health Care - 0.9%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2026	1,920,000	1,945,664
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2028	2,115,000	2,226,612
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	3,940,000	4,254,070
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	2,675,000	2,933,160
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5% 11/15/2029	5,000,000	5,430,580
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	4,810,000	4,827,618
Palm Beach Cnty FL Health Facs (Lifespace Proj.) 4% 5/15/2029	1,440,000	1,440,454
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	2,490,000	2,490,637
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2028	150,000	156,926
		25,705,721
Housing - 0.2%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	1,270,000	1,278,117
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	2,675,000	2,685,399
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2021 1, 3% 1/1/2052	3,770,000	3,722,941
		7,686,457
Transportation - 1.6%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2025 (c)	6,645,000	6,651,621
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2025 (c)	1,500,000	1,506,536
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2025 (c)	755,000	758,290
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2025	1,710,000	1,715,383
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2026	1,955,000	1,963,852
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2026 (c)	1,300,000	1,329,690
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2025 (c)	415,000	416,578
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (c)	545,000	557,447
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2027 (c)	1,940,000	2,014,065
Lee Cnty FL Airport 5% 10/1/2025 (c)	3,325,000	3,336,137
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	1,275,000	1,307,184
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	1,485,000	1,519,498
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	8,200,000	8,574,954
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2029 (c)	1,640,000	1,746,651
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2030 (c)	2,845,000	3,051,734
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2031 (c)	2,790,000	3,015,111
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2032 (c)	3,145,000	3,413,579
		42,878,310
TOTAL FLORIDA		120,130,191
Georgia - 5.3%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2026	1,200,000	1,216,577
Electric Utilities - 1.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	2,265,000	2,292,614
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	3,500,000	3,515,325
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2012, 3.3% tender 12/1/2049 (b)	2,365,000	2,348,185
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2026	1,125,000	1,135,830
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2027	760,000	784,303
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2026	1,000,000	1,009,627
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	532,565
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2029	500,000	532,565
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	1,000,000	1,079,704
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2030	300,000	323,910
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	1,350,000	1,474,712
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2031	575,000	628,118
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	6,505,000	6,505,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2008, 3.35% tender 11/1/2048 (b)	4,535,000	4,492,453
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	4,110,000	4,134,896
		30,789,807
General Obligations - 3.4%
Georgia St Gen. Oblig. Series 2016A, 5% 2/1/2027	4,980,000	5,048,829
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	16,990,000	17,079,328
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	15,000,000	15,141,014
Main Street Natural Gas Inc 5% 12/1/2030 (Toronto Dominion Bank Guaranteed)	1,000,000	1,065,172
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,550,000	3,721,390
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	10,255,000	10,905,768
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	170,000	170,290
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2026 (Citigroup Inc Guaranteed)	1,955,000	1,971,482
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2029 (Citigroup Inc Guaranteed)	2,750,000	2,897,388
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	11,820,000	12,434,815
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,280,000	2,409,314
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2028 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,250,000	1,307,423
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2029 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	2,700,000	2,844,709
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2030 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	3,500,000	3,701,660
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	9,685,000	10,269,412
		90,967,994
Health Care - 0.1%
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	2,340,000	2,361,531
Other - 0.0%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2026	300,000	306,147
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2027	250,000	259,441
		565,588
Transportation - 0.7%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2026 (c)	3,000,000	3,060,471
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2027 (c)	4,000,000	4,137,114
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2029 (c)	1,920,000	2,040,825
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2030 (c)	1,315,000	1,412,523
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2028 (c)	2,015,000	2,115,268
Atlanta GA Arpt Rev Series 2023G, 5% 7/1/2029 (c)	5,635,000	5,989,610
		18,755,811
TOTAL GEORGIA		144,657,308
Hawaii - 0.6%
General Obligations - 0.6%
Hawaii St Gen. Oblig. Series EZ, 5% 10/1/2026	10,000,000	10,054,980
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2026	800,000	818,629
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	1,985,000	2,047,030
Honolulu HI City & Cnty Gen. Oblig. Series C, 5% 10/1/2028	1,000,000	1,072,961
		13,993,600
Transportation - 0.0%
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2031 (c)	1,000,000	1,036,772
TOTAL HAWAII		15,030,372
Idaho - 0.0%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	165,000	165,792
Illinois - 6.5%
Education - 0.2%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2026	1,650,000	1,677,927
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2025	1,100,000	1,100,253
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2026	300,000	301,736
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2027	500,000	505,724
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2026	265,000	268,090
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2028	330,000	342,480
		4,196,210
General Obligations - 3.1%
Chicago IL Brd Ed 5% 12/1/2026	485,000	491,608
Chicago IL Brd Ed 5% 12/1/2027	1,830,000	1,876,772
Chicago IL Brd Ed Series 2019 A, 0% 12/1/2026 (e)	3,500,000	3,314,526
Chicago IL Brd Ed Series 2023A, 5% 12/1/2030	5,000,000	5,192,434
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	2,005,000	2,106,008
Chicago IL Met Water Recl Dist Gen. Oblig. 5.25% 12/1/2032	2,920,000	3,331,680
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	425,000	427,829
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	850,000	873,805
Cook Cnty IL Gen. Oblig. 5% 11/15/2027	1,075,000	1,129,140
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	1,100,000	1,103,292
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	555,000	563,133
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	565,000	578,484
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	285,000	293,421
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2026	300,000	308,402
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2027	325,000	341,368
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2028	350,000	374,252
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	1,315,000	1,427,919
Illinois St Gen. Oblig. 5% 3/1/2027	6,500,000	6,692,514
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	2,970,000	2,996,960
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	9,090,000	9,396,716
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	5,890,000	6,034,202
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	3,000,000	3,141,132
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2028	4,230,000	4,438,212
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2029	1,000,000	1,059,307
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2030	2,000,000	2,144,160
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2031	1,500,000	1,617,405
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2032	3,000,000	3,252,269
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2028	6,500,000	6,840,387
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	2,460,000	2,472,323
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	3,800,000	4,129,559
Lake, Cook, Kane & McHenry Cnties Cmnty Unit School District No 220 3% 12/1/2032	1,305,000	1,243,546
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (National Public Finance Guarantee Corporation Insured) (e)	1,995,000	1,959,518
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2031	2,820,000	2,953,933
		84,106,216
Health Care - 1.4%
Illinois Fin Auth Rev (Advocate Aurora Health Inc Proj.) Series 2008 A3, 5% 11/1/2030	2,350,000	2,437,248
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	1,875,000	1,939,996
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2026	1,625,000	1,643,819
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2027	2,135,000	2,203,583
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2028	1,530,000	1,606,193
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) 5% 4/1/2029	2,000,000	2,129,914
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2026	4,300,000	4,350,671
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2027	9,260,000	9,572,710
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	1,905,000	1,913,871
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2026	1,955,000	1,966,789
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2026	980,000	991,801
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2027	1,225,000	1,244,548
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 B 2, 5% tender 5/15/2050 (b)	2,830,000	2,866,867
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (b)	2,815,000	3,009,596
		37,877,606
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	350,000	350,618
Special Tax - 1.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2026	635,000	652,178
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2027	350,000	366,723
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2028	190,000	202,724
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2029	140,000	151,364
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2030	315,000	344,682
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2025	815,000	820,212
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2026	360,000	369,739
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2027	470,000	492,457
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2028	290,000	309,324
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2029	265,000	286,510
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2030	275,000	300,913
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2028	1,000,000	1,066,966
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2029	750,000	810,878
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2030	1,000,000	1,094,230
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	2,440,000	2,091,996
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	3,690,000	3,145,762
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (National Public Finance Guarantee Corporation Insured) (e)	5,020,000	4,362,639
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	2,880,000	2,989,381
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2029	3,325,000	3,448,826
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2029	5,225,000	5,591,696
Sales Tax Securitization Corp Series 2023D, 5% 1/1/2028	1,735,000	1,825,145
		30,724,345
Transportation - 0.4%
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2027 (c)	2,810,000	2,831,297
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2028 (c)	500,000	503,360
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026 (c)	445,000	448,842
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (c)	1,595,000	1,638,894
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029 (c)	215,000	219,273
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	2,300,000	2,319,856
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2026 (c)	830,000	837,165
Chicago IL O'Hare Intl Arpt Rev Series A, 5% 1/1/2027 (c)	840,000	847,116
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	790,000	872,494
		10,518,297
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2031 (Build America Mutual Assurance Co Insured)	1,775,000	1,948,058
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) * 1/1/2028 (g)	1,925,000	2,016,728
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2029 (g)	1,500,000	1,599,941
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2030 (g)	750,000	812,516
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2032 (g)	430,000	477,411
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2030 (g)	1,000,000	1,090,975
		7,945,629
TOTAL ILLINOIS		175,718,921
Indiana - 2.9%
Electric Utilities - 0.4%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	600,000	586,281
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(c)	1,025,000	1,003,063
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	8,245,000	8,225,882
		9,815,226
General Obligations - 0.4%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,083,245
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,083,245
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2031 (Build America Mutual Assurance Co Insured)	1,235,000	1,354,158
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2032 (Build America Mutual Assurance Co Insured)	825,000	913,749
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 1/15/2033 (Build America Mutual Assurance Co Insured)	775,000	864,622
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2029 (Build America Mutual Assurance Co Insured)	1,000,000	1,075,963
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2031 (Build America Mutual Assurance Co Insured)	1,265,000	1,394,475
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2032 (Build America Mutual Assurance Co Insured)	1,000,000	1,111,648
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2033 (Build America Mutual Assurance Co Insured)	1,395,000	1,560,155
		10,441,260
Health Care - 1.1%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2031	600,000	646,909
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2032	700,000	759,507
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	6,405,000	6,405,000
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023B1, 5% tender 10/1/2062 (b)	5,865,000	6,181,772
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (b)(g)	6,870,000	7,551,171
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	1,105,000	1,085,286
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 M, 0.7% tender 12/1/2046 (b)	7,795,000	7,651,721
		30,281,366
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	2,820,000	2,765,255
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	595,000	586,767
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2019 B, 3.5% 1/1/2049	730,000	727,847
		4,079,869
Industrial Development - 0.6%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	15,985,000	16,127,428
Other - 0.2%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2029	4,000,000	4,107,602
Transportation - 0.0%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,680,000	3,714,145
TOTAL INDIANA		78,566,896
Iowa - 0.1%
Education - 0.1%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (c)	1,770,000	1,855,287
Kansas - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2025	785,000	787,184
Kentucky - 2.6%
Electric Utilities - 0.6%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(c)	9,750,000	9,453,544
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	5,750,000	5,568,570
		15,022,114
General Obligations - 1.0%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2025	3,000,000	3,020,510
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2026	1,000,000	1,029,695
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2027	1,000,000	1,048,975
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	4,000,000	4,198,174
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 12/1/2025 (BP PLC Guaranteed)	825,000	826,852
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% 6/1/2026 (BP PLC Guaranteed)	1,085,000	1,090,511
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	11,570,000	11,617,347
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2030	1,375,000	1,515,289
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2031	2,500,000	2,771,478
		27,118,831
Health Care - 0.4%
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	5,985,000	6,108,698
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	2,500,000	2,652,999
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2029	1,310,000	1,408,280
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2030	1,485,000	1,613,961
		11,783,938
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2023A, 6% 7/1/2054	12,420,000	13,525,314
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2029 (c)	1,100,000	1,160,344
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2030 (c)	1,175,000	1,248,222
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5% 1/1/2031 (c)	1,350,000	1,442,898
		3,851,464
TOTAL KENTUCKY		71,301,661
Louisiana - 1.1%
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	925,000	999,216
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	3,320,000	3,337,838
St John Baptist Parish LA Rev (ConocoPhillips Proj.) 2.2% 6/1/2037 (b)	3,765,000	3,717,363
		7,055,201
Transportation - 0.8%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	490,000	494,133
New Orleans LA Aviation Board 5% 1/1/2030 (c)	6,250,000	6,636,804
New Orleans LA Aviation Board 5% 1/1/2031 (c)	6,000,000	6,412,878
New Orleans LA Aviation Board 5% 1/1/2032 (c)	7,000,000	7,524,553
		21,068,368
TOTAL LOUISIANA		29,122,785
Maine - 0.1%
Education - 0.1%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2028	555,000	583,477
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2029	600,000	638,984
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) 5% 7/1/2030	500,000	538,355
		1,760,816
General Obligations - 0.0%
Brunswick ME 2% 11/1/2031	1,015,000	897,643
Transportation - 0.0%
Portland ME Arpt Rev Series 2016, 5% 1/1/2029	690,000	694,313
TOTAL MAINE		3,352,772
Maryland - 1.4%
General Obligations - 0.3%
Montgomery Cnty MD Gen. Oblig. Series 2022A, 5% 8/1/2026	7,075,000	7,257,063
State of Maryland Gen. Oblig. 3% 8/1/2027	1,575,000	1,577,613
		8,834,676
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020B 2, 5% tender 7/1/2045 (b)	2,480,000	2,537,419
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2025 (Escrowed to Maturity)	1,730,000	1,730,000
		4,267,419
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	885,000	882,343
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	920,000	920,564
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	700,000	700,000
		2,502,907
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2026	1,395,000	1,441,885
Maryland St Dept Transn Cons Series 2022B, 5% 12/1/2027	1,295,000	1,367,324
		2,809,209
Transportation - 0.8%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2027 (c)	1,805,000	1,868,445
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured) (c)	1,400,000	1,495,542
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured) (c)	1,640,000	1,772,756
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured) (c)	2,425,000	2,626,485
Maryland St Transn Auth Transn Series 2024 A, 5% 7/1/2031	3,770,000	4,202,284
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.5% 6/1/2026 (c)	4,915,000	4,871,198
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (c)	4,030,000	3,928,227
		20,764,937
TOTAL MARYLAND		39,179,148
Massachusetts - 1.2%
Education - 0.8%
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2025	235,000	235,000
Massachusetts Development Finance Agency (Williams College, Ma Proj.) 0.45% tender 7/1/2041 (b)	5,000,000	5,000,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2025 (c)	850,000	850,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2020 B, 5% 7/1/2026 (c)	1,900,000	1,930,789
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2028 (c)	3,675,000	3,823,856
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2029 (c)	2,650,000	2,773,570
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2021B, 5% 7/1/2026 (c)	1,390,000	1,413,073
Massachusetts St Hlth & Ed Fac (Williams College Proj.) Series I, 0.7% tender 7/1/2033 (b)	1,936,000	1,936,000
University MA Bldg Auth Rev (Univ of Massachusetts Proj.) Series 2021 1, 5% 11/1/2026	2,445,000	2,521,262
		20,483,550
General Obligations - 0.0%
South Hadley Mass Gen. Oblig. 2.75% 5/15/2029	1,430,000	1,382,178
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) 5% 7/1/2025	740,000	740,000
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2025	825,000	825,000
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2019 A, 5% 7/1/2026	2,015,000	2,029,453
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	1,475,000	1,475,000
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2025	1,480,000	1,480,000
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2026	980,000	998,198
		7,547,651
Special Tax - 0.0%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2029 (e)	1,000,000	877,544
Transportation - 0.1%
Massachusetts St Port Auth Rev 5% 7/1/2027 (c)	500,000	518,296
Massachusetts St Port Auth Rev Series 2017A, 5% 7/1/2025 (c)	1,115,000	1,115,000
		1,633,296
TOTAL MASSACHUSETTS		31,924,219
Michigan - 1.5%
Education - 0.2%
Michigan St Univ Revs Series 2024A, 5% 8/15/2027	1,785,000	1,871,431
Michigan St Univ Revs Series 2024A, 5% 8/15/2028	2,125,000	2,271,702
Michigan St Univ Revs Series 2024A, 5% 8/15/2029	1,375,000	1,495,213
		5,638,346
Electric Utilities - 0.2%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	2,000,000	1,962,598
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2030	2,000,000	2,193,520
Lansing Mich Brd Wtr & Lt Util Sys Rev Series 2024 A, 5% 7/1/2031	2,170,000	2,411,109
		6,567,227
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2026	5,000	5,087
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2029	1,980,000	2,089,197
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2030	2,080,000	2,215,557
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2031	2,185,000	2,346,809
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2032	2,295,000	2,476,836
Portage MI Pub Schs 5% 11/1/2028	985,000	1,002,751
		10,131,150
Health Care - 0.2%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2026	550,000	560,322
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2027	900,000	935,461
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 5% 7/1/2028	725,000	766,681
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2026	1,230,000	1,248,206
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.75% 10/15/2025	1,000,000	993,006
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	635,000	595,996
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2025	500,000	500,000
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2026	750,000	761,703
		6,361,375
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	635,000	632,245
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	1,420,000	1,395,488
		2,027,733
Resource Recovery - 0.2%
Michigan St Stratg Fd Exmpt Fa (Waste Management Inc Del Proj.) 4.125% tender 8/1/2027 (b)(c)	5,500,000	5,532,030
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2028	500,000	529,386
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2029	1,000,000	1,072,110
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2030	1,240,000	1,343,694
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2031	1,000,000	1,093,789
		4,038,979
TOTAL MICHIGAN		40,301,927
Minnesota - 1.3%
Education - 0.0%
Moorhead MN Edl Facs Rev (Concordia College/MN Proj.) Series 2016, 5% 12/1/2025	800,000	800,000
Electric Utilities - 0.0%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2026	2,065,000	2,084,341
General Obligations - 0.3%
Minnesota St Gen. Oblig. Series 2023A, 5% 8/1/2029	7,810,000	8,511,932
Health Care - 0.6%
Duluth MN Economic Dev Auth Rev (Benedictine Health Center, MN Proj.) 3% 7/1/2025	615,000	615,000
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	11,835,000	12,434,800
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(d)	2,430,000	2,424,126
		15,473,926
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	595,000	632,038
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 O, 6% 7/1/2053	2,755,000	2,952,976
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	505,000	546,880
		4,131,894
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	1,125,000	1,135,438
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2027 (c)	3,800,000	3,889,975
		5,025,413
TOTAL MINNESOTA		36,027,506
Mississippi - 0.2%
Health Care - 0.2%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2025 (d)	1,320,000	1,320,678
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2027 (d)	900,000	912,783
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2025	600,000	602,160
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) 5% 10/1/2027	800,000	830,429
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	1,130,000	1,159,812
		4,825,862
TOTAL MISSISSIPPI		4,825,862
Missouri - 0.5%
Health Care - 0.1%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2026	980,000	992,076
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2015B, 3.5% 12/1/2032	1,390,000	1,356,439
		2,348,515
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	2,485,000	2,555,036
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	215,000	216,196
		2,771,232
Transportation - 0.3%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026	2,190,000	2,218,003
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2026 (c)	1,185,000	1,198,032
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027 (c)	4,065,000	4,169,725
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2027	1,535,000	1,588,437
		9,174,197
TOTAL MISSOURI		14,293,944
Montana - 0.2%
Housing - 0.2%
Montana St Brd Hsg Single Family Mtg (Bartrac Investments Ltd Proj.) 3% 12/1/2051	1,590,000	1,563,758
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) 3.5% 6/1/2050	1,710,000	1,704,398
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	130,000	131,007
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2022 A, 3% 6/1/2052	1,245,000	1,223,342
		4,622,505
TOTAL MONTANA		4,622,505
Nebraska - 1.7%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2026	1,260,000	1,273,243
General Obligations - 0.8%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	9,280,000	9,754,270
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	10,235,000	10,833,191
		20,587,461
Health Care - 0.1%
Douglas Cnty NE Hosp Auth #2 (Nebraska Children'S Hospital Proj.) Series 2020B, 5% tender 11/15/2053 (b)	2,200,000	2,203,955
Housing - 0.0%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (c)	505,000	505,327
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (c)	445,000	443,866
		949,193
Industrial Development - 0.3%
County of Washington NE (Cargill Inc Proj.) 0.9% tender 9/1/2030 (b)(c)	7,400,000	7,367,618
Transportation - 0.5%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2026 (c)	750,000	761,537
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2027 (c)	1,275,000	1,315,705
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2028 (c)	1,830,000	1,914,660
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2029 (c)	1,000,000	1,058,316
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2027 (Assured Guaranty Municipal Corp Insured) (c)	1,540,000	1,602,317
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (c)	1,620,000	1,706,838
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (c)	1,175,000	1,251,173
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2030 (Assured Guaranty Municipal Corp Insured) (c)	2,020,000	2,164,388
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (c)	1,275,000	1,374,816
		13,149,750
TOTAL NEBRASKA		45,531,220
Nevada - 0.8%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	670,000	675,300
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(c)	735,000	736,495
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 G, 3.625% tender 3/1/2036 (b)	535,000	535,060
		1,946,855
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	1,285,000	1,311,260
Nevada St Gen. Oblig. Series 2015A, 3% 8/1/2029	2,175,000	2,160,295
		3,471,555
Transportation - 0.6%
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	6,000,000	6,205,670
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2025	1,275,000	1,275,000
Clark County NV Mccarran Airprt Rev Series 2019 E, 5% 7/1/2027	2,245,000	2,347,262
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2030 (c)	1,000,000	1,064,690
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2031 (c)	875,000	936,005
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2032 (c)	1,225,000	1,311,378
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2033 (c)	1,250,000	1,335,129
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2034 (c)	1,400,000	1,493,125
		15,968,259
TOTAL NEVADA		21,386,669
New Hampshire - 1.0%
Education - 1.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015 C, 3.3% tender 6/1/2038 (b)	7,500,000	7,520,517
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015A, 3.3% tender 6/1/2040 (b)	7,500,000	7,520,517
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015B, 3.3% tender 6/1/2040 (b)	7,500,000	7,520,517
New Hampshire Health and Education Facilities Authority Act (Dartmouth College Proj.) Series 2015D, 3.3% tender 6/1/2038 (b)	3,510,000	3,519,602
		26,081,153
Health Care - 0.0%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2028	1,125,000	1,182,965
TOTAL NEW HAMPSHIRE		27,264,118
New Jersey - 4.6%
Education - 0.3%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (c)	2,440,000	2,453,646
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (c)	3,165,000	3,226,269
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2025 (c)	130,000	130,894
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2025 (c)	315,000	317,167
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 B, 5% 12/1/2026 (c)	1,425,000	1,452,586
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,108,525
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured)	400,000	447,300
		9,136,387
General Obligations - 3.5%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (d)	3,410,000	3,503,584
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,575,000	2,626,231
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2027	1,070,000	1,115,053
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	320,000	324,227
New Jersey St Gen. Oblig. 2% 6/1/2029	1,965,000	1,852,794
New Jersey St Gen. Oblig. 4% 6/1/2031	12,715,000	13,445,554
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (e)	1,140,000	1,123,946
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (e)	11,265,000	10,789,155
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (Assured Guaranty Inc Insured) (e)	1,150,000	1,102,687
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (e)	6,420,000	5,959,350
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (National Public Finance Guarantee Corporation Insured) (e)	1,820,000	1,689,411
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (e)	1,370,000	1,191,194
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (e)	11,015,000	8,807,791
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (e)	5,400,000	4,317,937
New Jersey Trans Trust Fund Auth 5% 12/15/2025	1,680,000	1,694,575
New Jersey Trans Trust Fund Auth 5% 12/15/2026	2,600,000	2,680,466
New Jersey Trans Trust Fund Auth 5% 6/15/2030	4,000,000	4,358,000
New Jersey Trans Trust Fund Auth 5% 6/15/2031	5,000,000	5,501,880
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2027	8,000,000	8,336,848
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2028	10,000,000	10,598,303
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	1,135,000	1,186,694
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	1,250,000	1,328,463
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	1,010,000	1,086,940
		94,621,083
Health Care - 0.3%
New Jersey Health Care (AHS Hospital Corp Proj.) Series 2016, 5% 7/1/2025	275,000	275,000
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	3,890,000	3,890,000
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,750,000	2,797,919
		6,962,919
Transportation - 0.5%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	3,960,000	4,033,536
New Jersey Turnpike Authority 5% 1/1/2028	3,100,000	3,269,602
New Jersey Turnpike Authority 5% 1/1/2028	1,310,000	1,348,187
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2031 (g)	3,075,000	3,361,421
South Jersey Trans Auth NJ Trans Sys Rev Series 2025A, 5% 11/1/2029	1,000,000	1,079,148
		13,091,894
TOTAL NEW JERSEY		123,812,283
New Jersey,New York - 1.4%
Transportation - 1.4%
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	4,015,000	4,031,936
Port Auth NY & NJ Series 193, 5% 10/15/2027 (c)	7,425,000	7,447,270
Port Auth NY & NJ Series 193, 5% 10/15/2029 (c)	1,350,000	1,353,462
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	1,500,000	1,500,786
Port Auth NY & NJ Series 223, 5% 7/15/2026 (c)	2,250,000	2,290,650
Port Auth NY & NJ Series 223, 5% 7/15/2027 (c)	3,055,000	3,164,490
Port Auth NY & NJ Series 223, 5% 7/15/2028 (c)	2,500,000	2,625,887
Port Auth NY & NJ Series 242, 5% 12/1/2027 (c)	2,700,000	2,813,539
Port Auth NY & NJ Series 242, 5% 12/1/2028 (c)	11,915,000	12,576,248
		37,804,268
TOTAL NEW JERSEY,NEW YORK		37,804,268
New Mexico - 0.9%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2025 (c)	6,250,000	6,262,463
General Obligations - 0.5%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	9,320,000	9,877,871
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	3,135,000	3,139,107
Housing - 0.1%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2023 C, 5.75% 3/1/2054	1,855,000	1,983,975
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	1,985,000	1,994,714
		3,978,689
TOTAL NEW MEXICO		23,258,130
New York - 11.0%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2025	750,000	750,000
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2020A, 5% 7/1/2026	500,000	511,771
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series A, 5% 7/1/2025	900,000	900,000
New York St Dorm Auth Revs Non St Supported Debt (New School (The) Proj.) Series 2015A, 5% 7/1/2028	370,000	370,000
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2026	675,000	674,317
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2027	710,000	709,325
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2028	750,000	747,776
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2029	1,065,000	1,057,419
		5,720,608
Electric Utilities - 1.2%
Long Island Pwr Auth NY Elec 0.85% tender 9/1/2050 (b)	19,810,000	19,702,047
Long Island Pwr Auth NY Elec 1% 9/1/2025	2,805,000	2,790,249
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	3,360,000	3,284,477
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (b)	7,365,000	7,089,534
		32,866,307
Escrowed/Pre-Refunded - 0.0%
New York St Dorm Auth Revs Non St Supported Debt Series 2015A, 5% 7/1/2028 (Pre-refunded to 7/1/2025 at 100)	30,000	30,000
New York St Dorm Auth Sales Tax Rev St Supported Series 2023 A1, 5% 3/15/2029 (Escrowed to Maturity)	15,000	16,292
New York St Dorm Auth St Pers Income Tax Rev Series 2018A, 5% 3/15/2027	970,000	1,011,260
New York St Urban Dev Corp Rev Series 2015 A, 5% 3/15/2026 (Pre-refunded to 9/15/2025 at 100)	250,000	251,099
New York State Dormitory Authority 5% 3/15/2029 (Escrowed to Maturity)	545,000	589,337
		1,897,988
General Obligations - 1.9%
City of New York NY Gen. Oblig. 5% 8/1/2027	13,205,000	13,847,365
City of New York NY Gen. Oblig. 5% 8/1/2028	11,490,000	12,285,421
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	1,000,000	1,025,002
City of New York NY Gen. Oblig. Series FISCAL 2020 C 1, 5% 8/1/2030	1,000,000	1,101,711
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2028	18,750,000	20,048,010
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	505,000	486,381
Suffolk Cnty NY Gen. Oblig. Series 2022 A, 5% 6/15/2029	965,000	1,052,130
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2025	800,000	804,271
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2026	410,000	422,470
Suffolk Cnty NY Gen. Oblig. Series 2022 B, 5% 10/1/2028	670,000	721,511
		51,794,272
Housing - 1.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	1,540,000	1,598,955
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	690,000	697,966
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	5,210,000	5,254,380
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	8,610,000	8,728,044
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	695,000	686,506
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	680,000	656,004
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	6,410,000	6,112,329
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	2,585,000	2,585,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	4,675,000	4,682,116
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	12,290,000	12,110,408
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	2,355,000	2,401,013
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (c)	235,000	233,818
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2026 (c)	1,580,000	1,607,966
		47,354,505
Special Tax - 3.8%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	6,685,000	7,416,983
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	4,625,000	5,131,421
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	3,020,000	3,350,679
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2031	7,500,000	8,403,058
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2030	2,475,000	2,726,285
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,008,969
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,030,007
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2030	2,990,000	3,089,975
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2029	24,985,000	27,055,227
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2031	2,745,000	2,827,317
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024 B, 5% 3/15/2031	7,535,000	8,406,845
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2030	3,820,000	4,199,740
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2029	5,000,000	5,408,779
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2030	7,295,000	8,020,186
New York State Dormitory Authority (New York State Pit Proj.) Series 2021 A, 5% 3/15/2029	955,000	1,033,076
NY Mta Dedicated Tax Fund Series B 1, 4% 11/15/2025	250,000	250,980
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	7,870,000	7,755,002
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	2,575,000	2,446,598
NY Payroll Mobility Tax 5% tender 5/15/2050 (b)	2,470,000	2,508,791
		102,069,918
Transportation - 2.1%
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	1,500,000	1,540,218
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2025	2,620,000	2,637,647
Metropolitan Transn Auth NY Rv Series 2017 A, 5% 11/15/2026	5,815,000	5,977,950
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	4,340,000	4,544,210
New York St Brdg Auth Rev Series 2021 B, 5% 1/1/2027	1,500,000	1,552,167
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	2,295,000	2,307,711
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2026 (c)	1,180,000	1,205,601
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2025	800,000	805,128
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2026	1,250,000	1,281,483
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2027	1,250,000	1,303,717
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	1,300,000	1,376,007
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	13,300,000	13,588,556
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (c)	12,605,000	13,060,333
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (c)	600,000	629,325
Niagara NY Frontier Trans Auth Arpt Rev (Buffalo Niagara Intl Airport Proj.) 5% 4/1/2027 (c)	1,350,000	1,381,999
Syracuse Regional Airport Authority 5% 7/1/2025 (c)	750,000	750,000
Syracuse Regional Airport Authority 5% 7/1/2026 (c)	1,145,000	1,156,342
Syracuse Regional Airport Authority 5% 7/1/2027 (c)	1,515,000	1,553,321
		56,651,715
TOTAL NEW YORK		298,355,313
North Carolina - 1.1%
General Obligations - 0.0%
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	1,185,000	1,109,575
Health Care - 0.4%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	1,570,000	1,667,112
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	7,335,000	7,289,772
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,110,000	1,120,370
		10,077,254
Housing - 0.2%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 4% 7/1/2050	3,250,000	3,266,270
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	1,180,000	1,275,706
		4,541,976
Transportation - 0.5%
Charlotte NC Arpt Rev Series 2019B, 5% 7/1/2027 (c)	735,000	760,050
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	4,500,000	4,653,370
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2028 (c)	1,675,000	1,757,860
Charlotte NC Arpt Rev Series 2021 B, 5% 7/1/2029 (c)	865,000	919,101
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2027	2,305,000	2,394,712
North Carolina St Grant Antic Rev Series 2021, 5% 3/1/2028	2,375,000	2,516,048
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (c)	355,000	366,722
		13,367,863
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2026	750,000	765,757
Union Cnty NC Enterprise Sys Rev Series 2021, 5% 6/1/2027	775,000	810,364
		1,576,121
TOTAL NORTH CAROLINA		30,672,789
North Dakota - 0.2%
Housing - 0.2%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	1,130,000	1,114,321
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	3,255,000	3,188,833
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	420,000	454,831
		4,757,985
TOTAL NORTH DAKOTA		4,757,985
Ohio - 2.4%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	1,345,000	1,307,341
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2021A, 5% 2/15/2026	300,000	303,837
American Mun Pwr Rev Series 2021A, 5% 2/15/2027	400,000	413,987
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	3,615,000	3,816,015
American Mun Pwr Rev Series 2023A, 5% 2/15/2029	4,555,000	4,892,149
		9,425,988
General Obligations - 0.3%
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	5,690,000	6,016,183
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) 5% 10/1/2026	1,750,000	1,799,482
		7,815,665
Health Care - 0.9%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2026	375,000	383,630
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2027	205,000	212,212
Butler Cnty OH Hosp Facs Rev (Uc Health Proj.) Series 2017, 5% 11/15/2028	1,075,000	1,098,507
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2027	1,000,000	1,038,912
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2028	1,000,000	1,054,907
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2027	575,000	597,374
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2028	1,295,000	1,366,105
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,920,000	3,867,516
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2032	6,150,000	6,822,282
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2020 B, 3.9% tender 1/15/2050 (b)	3,350,000	3,370,679
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2026	1,285,000	1,295,887
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	1,210,000	1,245,689
		22,353,700
Housing - 0.6%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	170,000	171,994
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	13,235,000	13,095,939
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	1,490,000	1,619,498
		14,887,431
Transportation - 0.3%
Columbus OH Regl Arpt Au Rev 5% 1/1/2031 (c)	4,640,000	4,959,292
Columbus OH Regl Arpt Au Rev 5% 1/1/2032 (c)	2,645,000	2,843,206
		7,802,498
TOTAL OHIO		63,592,623
Oklahoma - 0.6%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	14,520,000	14,569,520
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	275,000	299,819
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	295,000	328,068
		627,887
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2032 (g)	1,650,000	1,801,881
TOTAL OKLAHOMA		16,999,288
Oregon - 0.2%
General Obligations - 0.1%
Salem Keizer School Dist 0% 6/15/2028 (e)	2,300,000	2,081,888
Health Care - 0.0%
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2025	225,000	225,573
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2026	150,000	152,373
Oregon St Facs Auth Rev (Samaritan Health Services Proj.) Series 2020 A, 5% 10/1/2027	150,000	154,893
		532,839
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2026 (c)	1,515,000	1,541,633
Port of Portland Arpt Rev 5% 7/1/2029 (c)	430,000	455,736
		1,997,369
TOTAL OREGON		4,612,096
Pennsylvania - 2.4%
Education - 0.0%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (h)	970,000	465,600
Electric Utilities - 0.3%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2030	1,150,000	1,258,154
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5% 8/1/2031	1,120,000	1,239,616
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2030	2,000,000	2,188,094
Philadelphia PA Gas Wks Rev Series SEVENTEENTH B, 5% 8/1/2031	2,600,000	2,877,680
		7,563,544
General Obligations - 0.6%
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	4,065,000	4,052,292
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	6,055,000	6,055,372
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2028	1,760,000	1,879,537
Pennsylvania St Gen. Oblig. Series 2019, 5% 7/15/2029	1,395,000	1,516,409
Philadelphia PA Sch Dist 5% 9/1/2025	1,200,000	1,202,832
Philadelphia PA Sch Dist 5% 9/1/2025	700,000	701,652
Philadelphia PA Sch Dist 5% 9/1/2026	750,000	768,796
Reading PA Sch Dist Series 2017, 5% 3/1/2026 (Assured Guaranty Municipal Corp Insured)	260,000	263,599
Reading PA Sch Dist Series 2017, 5% 3/1/2027 (Assured Guaranty Municipal Corp Insured)	250,000	257,914
Reading PA Sch Dist Series 2017, 5% 3/1/2028 (Assured Guaranty Municipal Corp Insured)	245,000	253,533
		16,951,936
Health Care - 0.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,420,000	3,487,773
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 C, 5% tender 4/1/2043 (b)	3,625,000	3,871,624
Lancaster PA Mun Auth Rev (Wellspan Health Group Proj.) Series 2023B, 5% 6/1/2029	2,650,000	2,846,677
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2029	1,000,000	1,075,094
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 5% 8/15/2025	2,855,000	2,861,395
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	8,475,000	9,097,503
		23,240,066
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2020 132A, 3.5% 4/1/2051	315,000	314,299
Transportation - 0.6%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2026 (c)	1,750,000	1,766,238
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	2,000,000	2,047,060
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2028 (c)	2,250,000	2,337,149
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2025	860,000	866,763
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2026	1,000,000	1,030,080
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2027	750,000	789,722
Philadelphia PA Airport Rev 5% 7/1/2025 (c)	1,700,000	1,700,000
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (c)	3,100,000	3,252,448
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2029 (c)	1,830,000	1,943,752
		15,733,212
TOTAL PENNSYLVANIA		64,268,657
Puerto Rico - 0.5%
General Obligations - 0.2%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	3,175,488	3,175,488
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	2,265,000	2,389,141
		5,564,629
Water & Sewer - 0.3%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2028 (d)	7,500,000	7,707,012
TOTAL PUERTO RICO		13,271,641
Rhode Island - 0.5%
Education - 0.3%
Rhode Island St Student Ln 5% 12/1/2025 (c)	845,000	850,813
Rhode Island St Student Ln 5% 12/1/2026 (c)	1,200,000	1,226,067
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (c)	355,000	353,521
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	1,900,000	1,913,070
Rhode Island St Student Ln Series 2019, 5% 12/1/2026 (c)	1,000,000	1,018,249
Rhode Island St Student Ln Series 2019, 5% 12/1/2028 (c)	510,000	530,249
Rhode Island St Student Ln Series 2021 A, 5% 12/1/2027 (c)	900,000	931,470
		6,823,439
General Obligations - 0.0%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2030 (Build America Mutual Assurance Co Insured)	1,000,000	1,093,405
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2031 (Build America Mutual Assurance Co Insured)	1,000,000	1,106,566
		2,199,971
Housing - 0.0%
Rhode Island Housing & Mortgage Finance Corp (RI Homeownership Proj.) Series 72 A, 3.5% 10/1/2050	725,000	722,817
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	330,000	331,342
		1,054,159
Tobacco Bonds - 0.2%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2026	3,425,000	3,427,977
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	980,000	980,893
		4,408,870
TOTAL RHODE ISLAND		14,486,439
South Carolina - 0.8%
Education - 0.3%
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2031	515,000	572,404
Clemson Univ SC Higher Ed Rev Series 2025A, 5% 5/1/2032	565,000	634,289
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2028	1,795,000	1,907,485
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2029	850,000	919,324
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2030	895,000	981,716
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2031	1,000,000	1,111,464
Clemson Univ SC Higher Ed Rev Series 2025B, 5% 5/1/2032	1,100,000	1,234,899
		7,361,581
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2026	670,000	689,987
South Carolina St Svc Auth Rev Series 2021A, 5% 12/1/2027	750,000	787,769
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2025	500,000	503,833
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2026	500,000	514,916
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2027	450,000	472,661
South Carolina St Svc Auth Rev Series 2021B, 5% 12/1/2028	800,000	855,069
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2029	625,000	676,760
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2030	755,000	827,900
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2031	1,000,000	1,104,719
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2032	1,750,000	1,940,217
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2032	245,000	271,630
		8,645,461
General Obligations - 0.0%
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2026	1,075,000	1,076,578
York Cnty SC Sch Dist No 4 Fort Mill Series 2020C, 1.25% 3/1/2031	1,005,000	857,269
		1,933,847
Health Care - 0.0%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2027	250,000	257,242
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2028	265,000	274,873
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5% 11/15/2029	250,000	260,691
		792,806
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	625,000	629,226
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	900,000	979,734
		1,608,960
TOTAL SOUTH CAROLINA		20,342,655
South Dakota - 0.0%
Housing - 0.0%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	585,000	633,923
Tennessee - 1.3%
Electric Utilities - 0.5%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2027	1,000,000	1,044,873
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2030	3,375,000	3,716,204
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5% 5/15/2033	2,000,000	2,273,498
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	3,495,000	3,651,832
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2032	3,585,000	4,043,955
		14,730,362
Health Care - 0.1%
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	3,550,000	3,720,839
Housing - 0.0%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	1,260,000	1,237,960
Transportation - 0.7%
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2026 (c)	2,000,000	2,037,139
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2027 (c)	2,435,000	2,511,784
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2028 (c)	3,125,000	3,267,752
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2029 (c)	3,800,000	4,014,324
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2030 (c)	3,000,000	3,194,069
		15,025,068
TOTAL TENNESSEE		34,714,229
Texas - 13.1%
Education - 0.3%
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) Series 2016 A, 5% 4/1/2026	2,425,000	2,453,264
Texas Technical College Sys Fing Rev 5% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	4,690,000	5,153,041
Texas Technical College Sys Fing Rev 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,247,246
		9,853,551
Electric Utilities - 1.4%
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2030	1,450,000	1,591,905
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	1,650,000	1,770,948
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2030 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,196,894
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2031 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,101,723
Lower Colorado River Authority Series 2022, 5% 5/15/2027 (Assured Guaranty Municipal Corp Insured)	1,385,000	1,442,928
Lower Colorado River Authority Series 2025 A, 5% 5/15/2032	2,610,000	2,894,220
Lower Colorado River Authority Series 2025 A, 5% 5/15/2033	3,000,000	3,345,480
Lower Colorado River Authority Series 2025 B, 5% 5/15/2032	4,355,000	4,829,245
Lower Colorado River Authority Series 2025 B, 5% tender 5/15/2045 (b)	4,170,000	4,489,719
Lubbock TX Elec Lt & Pwr Sys Rev 5% 4/15/2027	1,450,000	1,508,337
San Antonio TX Elec & Gas Rev 1.125% tender 12/1/2045 (b)	10,810,000	10,436,295
San Antonio TX Elec & Gas Rev 2% tender 2/1/2049 (b)	3,250,000	3,106,069
		37,713,763
General Obligations - 5.7%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,096,942
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,111,521
Bastrop Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,257,824
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	800,000	810,906
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,415,000	1,413,638
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,530,000	2,589,925
Brazos Cnty Tex Gen. Oblig. 1.5% 9/1/2032	1,335,000	1,087,985
City of Coppell TX Gen. Oblig. Series 2020, 1% 2/1/2031	1,395,000	1,163,437
City of Coppell TX Gen. Oblig. Series 2020, 1.125% 2/1/2032	1,405,000	1,140,868
City of Waco TX Gen. Oblig. 1.5% 2/1/2031	3,770,000	3,279,041
Comal Cnty Tex Gen. Oblig. Series 2017, 4% 2/1/2026	1,780,000	1,792,608
Comal Tex Indpt Sch Dist Series 2020, 1.5% 2/1/2031 (Permanent Sch Fund of Texas Guaranteed)	7,135,000	6,212,606
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (e)	1,610,000	1,603,752
Denton TX Gen. Oblig. Series 2020 A, 5% 2/15/2026	1,025,000	1,039,101
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2031	1,325,000	1,198,337
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2028	1,665,000	1,773,098
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2029	1,000,000	1,080,817
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2030	1,000,000	1,094,127
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2031	1,250,000	1,381,118
Fort Bend TX Indpt Sch Dist 0.875% tender 8/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,225,000	9,208,234
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	2,900,000	2,804,321
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	460,000	414,179
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2026	3,800,000	3,850,215
Goose Creek TX Cons Indpt Sch 0.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	3,500,000	3,405,832
Hallsville TX Indpt Sch Dist Series 2020, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,074,524
Harris County Hospital District Gen. Oblig. Series 2016, 3% 2/15/2031	2,650,000	2,599,444
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	650,000	675,205
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	650,000	688,663
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,079,346
Houston TX Gen. Oblig. Series 2017 A, 5% 3/1/2027	1,545,000	1,606,593
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,632,650
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,208,013
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	4,535,000	5,066,373
Hutto TX Indpt Sch Dist Series 2015, 2% tender 2/1/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,250,000	1,248,586
Kilgore TX Indpt Sch Dist Series 2020, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,089,121
Leander Independent School District Series 2023A, 0% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed) (e)	5,630,000	4,667,200
Leander Independent School District Series 2025 A, 0% 8/15/2028 (Permanent Sch Fund of Texas Guaranteed) (e)	980,000	887,562
Leander Independent School District Series 2025 A, 0% 8/15/2029 (Permanent Sch Fund of Texas Guaranteed) (e)	620,000	542,385
Leander Independent School District Series 2025 A, 0% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed) (e)	560,000	473,105
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,217,204
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	500,000	538,955
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,642,684
Llano Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	750,000	785,125
Mckinney Tex Indpt Sch Dist Series 2021, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,350,411
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	1,825,000	1,927,375
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,605,000	1,724,878
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	3,065,000	3,339,882
Medina Valley Tex Indpt Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Insured), (Permanent Sch Fund of Texas Guaranteed)	4,555,000	5,020,656
Midway TX Indpt Sch Dist 4% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,462,509
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,000,000	2,192,975
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,450,000	1,609,318
New Caney TX Indpt Sch Dist New Series 2024, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,900,000	2,123,462
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	3,395,000	3,433,639
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	9,720,000	9,796,444
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	9,485,000	9,519,957
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,316,748
Pharr San Juan Alamo TX Isd Series 2016, 5% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	1,130,000	1,132,055
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2027	1,020,000	1,070,082
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2028	1,070,000	1,144,681
Plano TX Gen. Oblig. Series 2024, 5% 9/1/2029	1,120,000	1,217,255
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2027	3,000,000	3,140,656
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2025 (c)	4,610,000	4,607,730
Texas State Gen. Oblig. Series 2020 B, 3% 8/1/2026 (c)	4,845,000	4,845,171
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2027 (c)	5,085,000	5,163,268
Waxahachie TX Indpt Sch Dist 3% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	1,905,000	1,884,845
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2026 (Permanent Sch Fund of Texas Guaranteed)	850,000	855,430
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,100,000	1,122,400
Wichita Falls TX Indpt Sch Dis Series 2021, 4% 2/1/2028 (Permanent Sch Fund of Texas Guaranteed)	900,000	926,604
		154,461,601
Health Care - 1.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2016, 5% 11/15/2025	1,500,000	1,509,607
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	2,320,000	2,467,048
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	6,545,000	6,722,258
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2054 (b)	10,000,000	10,660,696
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2020 C 3, 5% tender 6/1/2032 (b)	7,000,000	7,189,581
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	4,490,000	4,544,069
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2026	1,465,000	1,484,659
		34,577,918
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	3,835,000	4,178,112
Special Tax - 0.6%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	16,470,000	16,048,325
Transportation - 2.9%
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2025 (c)	650,000	654,162
Central TX Regl Mobility Auth Rev 5% 1/1/2026	2,800,000	2,825,563
Central TX Regl Mobility Auth Rev 5% 1/1/2027	6,865,000	6,929,972
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2025 (c)	1,550,000	1,550,000
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (c)	500,000	508,938
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2027 (c)	905,000	935,667
City of Houston TX Airport System Revenue Series 2020 B, 5% 7/1/2026	2,250,000	2,298,485
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2026	2,595,000	2,668,352
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2029 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,181,823
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2030 (Assured Guaranty Municipal Corp Insured)	1,350,000	1,472,606
Fort Bend Cnty Tex Toll Rd Rev Series 2025, 5% 3/1/2031 (Assured Guaranty Municipal Corp Insured)	750,000	827,936
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	10,430,000	10,922,329
Love Field TX Arpt Mod Rev 5% 11/1/2025 (c)	3,920,000	3,938,964
Love Field TX Arpt Mod Rev 5% 11/1/2026 (c)	2,845,000	2,908,506
Love Field TX Arpt Mod Rev 5% 11/1/2027 (c)	2,885,000	2,989,062
Love Field TX Arpt Mod Rev 5% 11/1/2028 (c)	11,150,000	11,683,422
Love Field TX Arpt Mod Rev 5% 11/1/2029 (c)	11,705,000	12,390,152
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2026 (c)	1,075,000	1,081,028
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (c)	1,960,000	1,963,702
North TX Twy Auth Rev 5% 1/1/2029	1,970,000	2,110,293
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (c)	1,350,000	1,350,000
San Antonio TX Arpt Sys Rev 5% 7/1/2025 (c)	1,250,000	1,250,000
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,500,000	1,526,666
San Antonio TX Arpt Sys Rev 5% 7/1/2026 (c)	1,460,000	1,485,955
		77,453,583
Water & Sewer - 0.7%
City of El Paso TX Water & Sewer Revenue Series 2017, 5% 3/1/2030	1,750,000	1,802,358
City of El Paso TX Water & Sewer Revenue Series 2020, 3% 3/1/2030	1,150,000	1,122,157
Plano Tex Wtrwks & Swr Sys Rev 4% 5/1/2028	1,110,000	1,147,473
Texas Wtr Dev Brd Series 2016, 4% 10/15/2030	4,600,000	4,629,284
Texas Wtr Dev Brd Series 2016, 5% 4/15/2029	7,500,000	7,689,707
Texas Wtr Dev Brd Series 2022, 5% 8/1/2030	1,210,000	1,338,156
		17,729,135
TOTAL TEXAS		352,015,988
Utah - 0.8%
General Obligations - 0.1%
Ogden City School District 1.25% 6/15/2031 (Utah St Guaranteed)	1,730,000	1,431,285
Health Care - 0.5%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	13,205,000	13,453,148
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025	530,000	530,000
Salt Lake City UT Arpt Rev 5% 7/1/2026	1,150,000	1,174,781
Salt Lake City UT Arpt Rev 5% 7/1/2027	750,000	784,163
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	510,000	526,482
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	2,550,000	2,594,827
		5,610,253
TOTAL UTAH		20,494,686
Vermont - 0.2%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,045,000	1,059,101
Vermont St Stud Assit Corp 5% 6/15/2027 (c)	350,000	358,441
Vermont St Stud Assit Corp 5% 6/15/2028 (c)	425,000	438,725
Vermont St Stud Assit Corp 5% 6/15/2029 (c)	400,000	415,953
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (c)	560,000	573,506
		2,845,726
Housing - 0.1%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	1,461,000	1,426,234
TOTAL VERMONT		4,271,960
Virginia - 0.7%
Electric Utilities - 0.4%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,975,000	2,002,809
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008B, 0.75% tender 11/1/2035 (b)	6,750,000	6,701,943
Wise Cnty VA Indl Dev Auth Solid Waste & Sew Disp Rev (Virginia Electric And Power Co Proj.) 0.75% tender 10/1/2040 (b)	3,000,000	2,978,641
		11,683,393
General Obligations - 0.0%
County of Loudoun VA Gen. Oblig. Series 2016 A, 2.5% 12/1/2028	1,345,000	1,312,254
Health Care - 0.2%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2025	500,000	500,000
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	1,065,000	1,147,715
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	875,000	927,716
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2026	1,680,000	1,705,505
		4,280,936
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	1,055,000	1,092,285
Transportation - 0.1%
Norfolk VA Arpt Auth Rev 5% 7/1/2027	750,000	779,402
Norfolk VA Arpt Auth Rev 5% 7/1/2028	1,000,000	1,057,095
		1,836,497
TOTAL VIRGINIA		20,205,365
Washington - 2.7%
Electric Utilities - 0.1%
Chelan Cnty WA Pub Col River 0% 6/1/2028 (National Public Finance Guarantee Corporation Insured) (e)	1,615,000	1,473,934
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2026	390,000	393,976
		1,867,910
General Obligations - 0.1%
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2025 (King County WA Guaranteed)	1,260,000	1,262,904
King Cnty Wash Hsg Auth Hsg Rev Series 2019, 4% 11/1/2030 (King County WA Guaranteed)	1,575,000	1,609,605
		2,872,509
Health Care - 0.9%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2025	1,450,000	1,452,598
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2026	2,560,000	2,612,598
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	2,425,000	2,521,495
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (b)	16,880,000	17,998,209
		24,584,900
Housing - 0.2%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	760,000	766,912
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	380,000	390,207
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2028	375,000	382,464
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2030	575,000	587,692
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2031	450,000	451,808
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	1,545,000	1,502,532
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	1,290,000	1,316,502
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2025 (WA Single Family Prog 11/1/10 Guaranteed)	915,000	922,751
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	520,568
		6,841,436
Transportation - 0.6%
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (c)	2,660,000	2,663,272
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (c)	3,655,000	3,728,610
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (c)	2,260,000	2,338,052
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (c)	6,320,000	6,622,715
		15,352,649
Water & Sewer - 0.8%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	21,845,000	21,478,677
TOTAL WASHINGTON		72,998,081
West Virginia - 0.5%
Electric Utilities - 0.5%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) 1% tender 1/1/2041 (b)(c)	5,650,000	5,616,336
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	6,620,000	6,665,111
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	780,000	778,299
		13,059,746
TOTAL WEST VIRGINIA		13,059,746
Wisconsin - 3.4%
General Obligations - 0.5%
Madison WI Gen. Oblig. Series 2020 A, 1.375% 10/1/2030	7,065,000	6,144,404
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2028	7,360,000	7,853,342
		13,997,746
Health Care - 2.9%
Public Fin Auth WI Revenue (Prime Healthcare Foundation Inc Proj.) Series 2018A, 5% 12/1/2027	585,000	594,109
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2027	1,085,000	1,110,850
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,210,000	1,230,943
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2029	1,765,000	1,822,376
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) 5% tender 2/15/2051 (b)	5,000,000	5,118,010
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	3,670,000	3,727,425
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,675,000	2,716,856
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,635,000	1,743,225
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	1,125,000	1,199,900
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2029 (g)	16,320,000	17,620,091
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 B, 5% 10/1/2032 (g)	24,290,000	26,846,171
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2029	13,090,000	13,868,038
		77,597,994
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	1,025,000	1,006,303
TOTAL WISCONSIN		92,602,043
Wyoming - 0.0%
Health Care - 0.0%
Laramie WY (Cheyenne Regional Med Center Proj.) Series 2021, 4% 5/1/2027	370,000	375,744
TOTAL MUNICIPAL SECURITIES (Cost $2,728,263,592)		2,704,824,929

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (i)(j) (Cost $34,185,406)	2.90	34,178,571	34,185,406

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $2,762,448,998)	2,739,010,335
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(35,072,706)
NET ASSETS - 100.0%	2,703,937,629

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,055,073 or 0.7% of net assets.

(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Non-income producing - Security is in default.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	28,997,079	217,860,051	212,671,724	733,026	-	-	34,185,406	34,178,571	1.2%
Total	28,997,079	217,860,051	212,671,724	733,026	-	-	34,185,406

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	147,604,969	-	147,604,969	-
Electric Utilities	228,941,321	-	228,941,321	-
Escrowed/Pre-Refunded	2,551,897	-	2,551,897	-
General Obligations	886,401,289	-	886,401,289	-
Health Care	450,262,344	-	448,338,344	1,924,000
Housing	141,156,881	-	141,156,881	-
Industrial Development	39,471,058	-	39,471,058	-
Other	11,573,879	-	11,573,879	-
Resource Recovery	5,532,030	-	5,532,030	-
Special Tax	186,933,600	-	186,933,600	-
Tobacco Bonds	4,408,870	-	4,408,870	-
Transportation	540,952,395	-	540,952,395	-
Water & Sewer	59,034,396	-	59,034,396	-

Money Market Funds	34,185,406	34,185,406	-	-
Total Investments in Securities:	2,739,010,335	34,185,406	2,702,900,929	1,924,000
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,728,263,592)	$2,704,824,929
Fidelity Central Funds (cost $34,185,406)	34,185,406

Total Investment in Securities (cost $2,762,448,998)		$2,739,010,335
Cash		100,000
Receivable for fund shares sold		1,599,844
Interest receivable		30,332,819
Distributions receivable from Fidelity Central Funds		141,642
Receivable from investment adviser for expense reductions		34,784
Other receivables		61
Total assets		2,771,219,485
Liabilities
Payable for investments purchased on a delayed delivery basis	$63,476,157
Payable for fund shares redeemed	1,367,849
Distributions payable	1,735,992
Accrued management fee	446,635
Distribution and service plan fees payable	27,913
Other affiliated payables	227,310
Total liabilities		67,281,856
Net Assets		$2,703,937,629
Net Assets consist of:
Paid in capital		$2,754,587,684
Total accumulated earnings (loss)		(50,650,055)
Net Assets		$2,703,937,629

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($115,843,595 ÷ 11,016,269 shares)(a)		$10.52
Maximum offering price per share (100/97.25 of $10.52)		$10.82
Class M :
Net Asset Value and redemption price per share ($7,382,401 ÷ 703,316 shares)(a)		$10.50
Maximum offering price per share (100/97.25 of $10.50)		$10.80
Class C :
Net Asset Value and offering price per share ($2,820,662 ÷ 268,742 shares)(a)		$10.50
Limited Term Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,769,647,381 ÷ 168,582,729 shares)		$10.50
Class I :
Net Asset Value, offering price and redemption price per share ($298,317,056 ÷ 28,403,975 shares)		$10.50
Class Z :
Net Asset Value, offering price and redemption price per share ($509,926,534 ÷ 48,557,327 shares)		$10.50
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$32,507,110
Income from Fidelity Central Funds		733,026
Total income		33,240,136
Expenses
Management fee	$2,639,354
Transfer agent fees	1,356,631
Distribution and service plan fees	168,252
Independent trustees' fees and expenses	3,370
Total expenses before reductions	4,167,607
Expense reductions	(189,040)
Total expenses after reductions		3,978,567
Net Investment income (loss)		29,261,569
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,622,245)
Total net realized gain (loss)		(1,622,245)
Change in net unrealized appreciation (depreciation) on investment securities		27,573,039
Net gain (loss)		25,950,794
Net increase (decrease) in net assets resulting from operations		$55,212,363
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,261,569	$53,068,214
Net realized gain (loss)	(1,622,245)	(3,456,594)
Change in net unrealized appreciation (depreciation)	27,573,039	10,236,387
Net increase (decrease) in net assets resulting from operations	55,212,363	59,848,007
Distributions to shareholders	(28,802,916)	(52,630,740)

Share transactions - net increase (decrease)	61,269,314	(44,804,399)
Total increase (decrease) in net assets	87,678,761	(37,587,132)

Net Assets
Beginning of period	2,616,258,868	2,653,846,000
End of period	$2,703,937,629	$2,616,258,868

Financial Highlights
Fidelity Advisor® Limited Term Municipal Income Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.41	$10.38	$10.16	$10.79	$10.89	$10.72
Income from Investment Operations
Net investment income (loss) A,B	.103	.185	.150	.109	.102	.141
Net realized and unrealized gain (loss)	.108	.028	.218	(.629)	(.094)	.183
Total from investment operations	.211	.213	.368	(.520)	.008	.324
Distributions from net investment income	(.101)	(.182)	(.148)	(.110)	(.103)	(.142)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.101)	(.183)	(.148)	(.110)	(.108)	(.154)
Net asset value, end of period	$10.52	$10.41	$10.38	$10.16	$10.79	$10.89
Total Return C,D,E	2.04%	2.07%	3.66%	(4.82)%	.07%	3.04%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.63%	.67%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.55 % H	.55%	.58%	.66%	.66%	.66%
Expenses net of all reductions, if any	.55% H	.55%	.58%	.66%	.66%	.66%
Net investment income (loss)	1.99% H	1.78%	1.47%	1.06%	.94%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$115,844	$116,152	$121,653	$156,293	$223,074	$202,390
Portfolio turnover rate I	16 % H	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class M

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.14	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.103	.185	.150	.110	.104	.142
Net realized and unrealized gain (loss)	.108	.028	.218	(.629)	(.095)	.182
Total from investment operations	.211	.213	.368	(.519)	.009	.324
Distributions from net investment income	(.101)	(.182)	(.148)	(.111)	(.104)	(.142)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.101)	(.183)	(.148)	(.111)	(.109)	(.154)
Net asset value, end of period	$10.50	$10.39	$10.36	$10.14	$10.77	$10.87
Total Return C,D,E	2.04%	2.07%	3.67%	(4.82)%	.08%	3.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.58%	.63%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.55 % H	.55%	.58%	.65%	.65%	.65%
Expenses net of all reductions, if any	.55% H	.55%	.58%	.65%	.65%	.65%
Net investment income (loss)	1.99% H	1.78%	1.47%	1.07%	.95%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$7,382	$7,432	$7,792	$8,849	$7,682	$9,628
Portfolio turnover rate I	16 % H	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class C

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.14	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.066	.110	.076	.035	.024	.064
Net realized and unrealized gain (loss)	.108	.028	.217	(.629)	(.094)	.182
Total from investment operations	.174	.138	.293	(.594)	(.070)	.246
Distributions from net investment income	(.064)	(.107)	(.073)	(.036)	(.025)	(.064)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.064)	(.108)	(.073)	(.036)	(.030)	(.076)
Net asset value, end of period	$10.50	$10.39	$10.36	$10.14	$10.77	$10.87
Total Return C,D,E	1.68%	1.34%	2.91%	(5.51)%	(.65)%	2.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.27% H	1.27%	1.34%	1.50%	1.51%	1.52%
Expenses net of fee waivers, if any	1.27 % H	1.27%	1.31%	1.38%	1.38%	1.38%
Expenses net of all reductions, if any	1.27% H	1.27%	1.31%	1.38%	1.38%	1.38%
Net investment income (loss)	1.27% H	1.06%	.74%	.34%	.22%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$2,821	$2,847	$4,562	$7,931	$9,598	$15,343
Portfolio turnover rate I	16 % H	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Limited Term Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.39	$10.36	$10.15	$10.77	$10.87	$10.70
Income from Investment Operations
Net investment income (loss) A,B	.116	.211	.177	.139	.134	.172
Net realized and unrealized gain (loss)	.108	.028	.208	(.619)	(.095)	.182
Total from investment operations	.224	.239	.385	(.480)	.039	.354
Distributions from net investment income	(.114)	(.208)	(.175)	(.140)	(.134)	(.172)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.114)	(.209)	(.175)	(.140)	(.139)	(.184)
Net asset value, end of period	$10.50	$10.39	$10.36	$10.15	$10.77	$10.87
Total Return C,D	2.17%	2.33%	3.84%	(4.46)%	.36%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.30%	.34%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.30 % G	.30%	.31%	.37%	.37%	.37%
Expenses net of all reductions, if any	.30% G	.30%	.31%	.37%	.37%	.37%
Net investment income (loss)	2.24% G	2.03%	1.74%	1.35%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,769,647	$1,712,361	$1,872,734	$2,006,296	$2,564,933	$2,420,227
Portfolio turnover rate H	16 % G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.37	$10.15	$10.78	$10.88	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.116	.211	.177	.139	.133	.172
Net realized and unrealized gain (loss)	.098	.028	.217	(.629)	(.094)	.183
Total from investment operations	.214	.239	.394	(.490)	.039	.355
Distributions from net investment income	(.114)	(.208)	(.174)	(.140)	(.134)	(.173)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.114)	(.209)	(.174)	(.140)	(.139)	(.185)
Net asset value, end of period	$10.50	$10.40	$10.37	$10.15	$10.78	$10.88
Total Return C,D	2.07%	2.33%	3.93%	(4.55)%	.36%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.37%	.42%	.55%	.54%	.55%
Expenses net of fee waivers, if any	.30 % G	.30%	.32%	.37%	.37%	.37%
Expenses net of all reductions, if any	.30% G	.30%	.32%	.37%	.37%	.37%
Net investment income (loss)	2.24% G	2.03%	1.73%	1.35%	1.23%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$298,317	$288,905	$294,036	$343,244	$419,868	$335,331
Portfolio turnover rate H	16 % G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Limited Term Municipal Income Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$10.37	$10.15	$10.77	$10.87	$10.71
Income from Investment Operations
Net investment income (loss) A,B	.118	.215	.181	.145	.140	.178
Net realized and unrealized gain (loss)	.098	.029	.219	(.619)	(.094)	.173
Total from investment operations	.216	.244	.400	(.474)	.046	.351
Distributions from net investment income	(.116)	(.213)	(.180)	(.146)	(.141)	(.179)
Distributions from net realized gain	-	(.001)	-	-	(.005)	(.012)
Total distributions	(.116)	(.214)	(.180)	(.146)	(.146)	(.191)
Net asset value, end of period	$10.50	$10.40	$10.37	$10.15	$10.77	$10.87
Total Return C,D	2.09%	2.38%	3.99%	(4.40)%	.42%	3.31%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.25%	.30%	.43%	.42%	.43%
Expenses net of fee waivers, if any	.25 % G	.25%	.27%	.31%	.31%	.31%
Expenses net of all reductions, if any	.25% G	.25%	.27%	.31%	.31%	.31%
Net investment income (loss)	2.29% G	2.08%	1.78%	1.41%	1.29%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$509,927	$488,562	$353,069	$358,164	$444,148	$336,317
Portfolio turnover rate H	16 % G	22%	24%	20%	20%	19%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$13,278,477
Gross unrealized depreciation	(34,992,329)
Net unrealized appreciation (depreciation)	$(21,713,852)
Tax cost	$2,760,724,187

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,298,735)
Long-term	(19,678,576)
Total capital loss carryforward	$(26,977,311)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	325,923,000	205,014,582
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	144,266	17,187
Class M	- %	.25%	9,203	78
Class C	.75%	.25%	14,783	2,717
			168,252	19,982

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	625
Class M	1
Class C A	12
638

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	102,436.18
Class M	4,960.14
Class C	868.06
Limited Term Municipal Income	868,185.10
Class I	256,695.18
Class Z	123,487.05
	1,356,631

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Limited Term Municipal Income Fund	295,161	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.55%	47,304
Class M	.55%	1,442
Class C	1.30%	-
Limited Term Municipal Income	.30%	25,044
Class I	.30%	115,018
		188,808

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $232 .
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:
	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$1,118,568	$2,073,804
Class M	71,355	134,500
Class C	18,058	37,570
Limited Term Municipal Income	18,901,750	35,243,343
Class I	3,175,717	5,938,366
Class Z	5,517,468	9,203,157
Total	$28,802,916	$52,630,740
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	1,044,823	3,092,119	$10,909,640	$32,129,010
Reinvestment of distributions	103,507	192,775	1,083,314	2,001,108
Shares redeemed	(1,288,183)	(3,847,002)	(13,451,231)	(39,934,252)
Net increase (decrease)	(139,853)	(562,108)	$(1,458,277)	$(5,804,134)
Class M
Shares sold	24,197	95,891	$251,072	$993,358
Reinvestment of distributions	6,510	12,376	68,005	128,239
Shares redeemed	(42,531)	(145,085)	(443,950)	(1,503,896)
Net increase (decrease)	(11,824)	(36,818)	$(124,873)	$(382,299)
Class C
Shares sold	92,540	113,806	$964,651	$1,183,974
Reinvestment of distributions	1,679	3,494	17,533	36,185
Shares redeemed	(99,434)	(283,570)	(1,034,530)	(2,937,199)
Net increase (decrease)	(5,215)	(166,270)	$(52,346)	$(1,717,040)
Limited Term Municipal Income
Shares sold	20,604,958	35,966,954	$214,820,637	$372,917,315
Reinvestment of distributions	1,081,722	2,178,651	11,299,575	22,572,665
Shares redeemed	(17,860,932)	(54,096,268)	(186,097,832)	(559,386,869)
Net increase (decrease)	3,825,748	(15,950,663)	$40,022,380	$(163,896,889)
Class I
Shares sold	4,707,009	7,849,658	$49,102,733	$81,333,952
Reinvestment of distributions	289,069	538,240	3,021,094	5,580,356
Shares redeemed	(4,375,046)	(8,963,068)	(45,609,948)	(92,932,064)
Net increase (decrease)	621,032	(575,170)	$6,513,879	$(6,017,756)
Class Z
Shares sold	4,621,738	22,046,304	$48,186,735	$227,403,596
Reinvestment of distributions	364,593	626,379	3,810,165	6,498,202
Shares redeemed	(3,417,247)	(9,739,664)	(35,628,349)	(100,888,079)
Net increase (decrease)	1,569,084	12,933,019	$16,368,551	$133,013,719
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.701069.127
STM-SANN-0825
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Municipal Income Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 94.4%
	Principal Amount (a)	Value ($)
Alabama - 1.8%
Education - 0.3%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2034	265,000	286,377
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	310,000	314,333
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2033	110,000	108,042
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2041	85,000	73,630
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2019 A, 4% 12/1/2049	190,000	154,211
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2054	255,000	257,283
University South AL Univ Rev Series 2024 A, 5% 4/1/2036 (Build America Mutual Assurance Co Insured)	350,000	382,482
University South AL Univ Rev Series 2024 A, 5% 4/1/2037 (Build America Mutual Assurance Co Insured)	390,000	422,807
University South AL Univ Rev Series 2024 A, 5% 4/1/2038 (Build America Mutual Assurance Co Insured)	375,000	402,418
University South AL Univ Rev Series 2024 A, 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	375,000	398,978
University South AL Univ Rev Series 2024 A, 5% 4/1/2040 (Build America Mutual Assurance Co Insured)	525,000	553,399
		3,353,960
General Obligations - 1.5%
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (b)	1,190,000	1,232,158
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,144,406
Jefferson Cntyl Ala Gen. Oblig. 5% 4/1/2026	100,000	101,529
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,095,000	1,096,971
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	4,045,000	4,225,795
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	5,760,000	6,070,171
		13,871,030
TOTAL ALABAMA		17,224,990
Alaska - 0.1%
Housing - 0.1%
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	135,000	132,052
Alaska St Hsg Fin Corp (AK Hfc Cap Proj Bonds II 10/1/12 Proj.) Series 2021 A, 4% 12/1/2029	845,000	876,650
		1,008,702
TOTAL ALASKA		1,008,702
Arizona - 2.5%
Education - 0.1%
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	565,000	288,150
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	450,000	229,500
Arizona Indl Dev Auth Rev (Provident Group Emu Properties LLC Proj.) Series 2018, 5% (c)	290,000	147,900
		665,550
Electric Utilities - 0.5%
Salt River Proj AZ Agric & Pwr Series 2023B, 5.25% 1/1/2053	1,585,000	1,645,524
Salt River Proj AZ Agric & Pwr Series 2024 A, 5.25% 1/1/2054	2,880,000	3,000,446
		4,645,970
General Obligations - 0.4%
Glendale AZ Union High Sch Dst 4% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	545,000	551,289
Glendale AZ Union High Sch Dst 4% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,001,752
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	615,000	542,036
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	400,000	379,964
Pima Cnty AZ Unified Sch Dist No 1 Tucson Series 2024 A, 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,122,527
		3,597,568
Health Care - 0.4%
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,534,552
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2038	10,000	9,857
Glendale Ariz Indl Dev Auth Rev (Humangood National Obligated Grp Proj.) Series 2018 A, 5% 7/1/2048	10,000	8,843
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	775,000	656,606
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017 D, 3% 1/1/2048	840,000	584,854
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	500,000	345,044
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (d)	300,000	269,919
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (d)	300,000	233,810
		3,643,485
Housing - 0.0%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	351,812	336,929
Industrial Development - 0.7%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	3,220,000	3,277,240
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (b)	2,190,000	2,214,458
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(e)	925,000	929,929
		6,421,627
Special Tax - 0.3%
Bullhead City Ariz Excise Taxes Rev 0.95% 7/1/2026	250,000	242,992
Bullhead City Ariz Excise Taxes Rev 1.15% 7/1/2027	375,000	357,062
Bullhead City Ariz Excise Taxes Rev 1.3% 7/1/2028	485,000	453,567
Bullhead City Ariz Excise Taxes Rev 1.5% 7/1/2029	600,000	552,620
Bullhead City Ariz Excise Taxes Rev 1.65% 7/1/2030	825,000	742,880
Bullhead City Ariz Excise Taxes Rev 1.7% 7/1/2031	450,000	395,746
		2,744,867
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019B, 5% 7/1/2035 (e)	300,000	308,898
Water & Sewer - 0.1%
Phoenix Arizona Civic Imp Wtr 5% 7/1/2045	1,000,000	1,022,264
TOTAL ARIZONA		23,387,158
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2033	85,000	88,117
California - 6.0%
Education - 0.0%
University CA Revs Series 2018 AZ, 5% 5/15/2043	130,000	131,788
University CA Revs Series 2023 BM, 5% 5/15/2036	180,000	198,235
		330,023
Electric Utilities - 0.7%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2051	1,550,000	1,553,824
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2050	1,070,000	1,073,770
Los Angeles CA Wtr & Pwr Rev Series 2025 B, 5% 7/1/2034	2,410,000	2,652,591
Middle Fork Project Finance Authority 5% 4/1/2026	1,000,000	1,009,708
		6,289,893
General Obligations - 1.9%
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,225,000	1,291,097
California St Pub Wks Brd Lse (State of California Proj.) Series 2021 B, 4% 5/1/2046	1,265,000	1,155,261
California St Pub Wks Brd Lse 5% 8/1/2032	285,000	317,209
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035	405,000	453,247
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2035 (Pre-refunded to 10/1/2033 at 100)	595,000	680,161
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	225,000	238,710
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	320,000	332,840
Poway CA Unified Sch Dist 0% 8/1/2038 (f)	1,030,000	600,861
Sanger CA Uni Sch Dist Series C, 3% 8/1/2048	2,265,000	1,668,712
State of California Gen. Oblig. 4% 11/1/2037	1,000,000	992,919
State of California Gen. Oblig. 5% 10/1/2041	5,435,000	5,719,910
State of California Gen. Oblig. 5% 3/1/2038	1,585,000	1,757,486
State of California Gen. Oblig. 5% 9/1/2032	2,175,000	2,425,302
		17,633,715
Health Care - 0.0%
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(g)	27,393	23,284
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2029	115,000	117,188
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017 B, 5% 7/1/2030	230,000	234,074
Washington Twp CA Health Care Dist Rev (Washington Twp CA Health Care Dist Proj.) Series 2017A, 5% 7/1/2035	190,000	191,504
		566,050
Housing - 0.2%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	336,342	313,856
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	1,266,597	1,265,693
		1,579,549
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	225,000	205,694
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (f)	10,435,000	1,102,153
Transportation - 2.9%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Municipal Corp Insured) (f)	475,000	123,420
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2035 (e)	5,000,000	5,329,308
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2032 (Build America Mutual Assurance Co Insured) (e)	680,000	734,880
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2048 (Build America Mutual Assurance Co Insured) (e)	2,000,000	1,982,664
Fresno Calif Arpt Rev Series 2023A, 5% 7/1/2053 (Build America Mutual Assurance Co Insured) (e)	2,700,000	2,657,543
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2044 (e)	175,000	175,094
Los Angeles CA Hbr Dept Rev Series 2019 A, 5% 8/1/2025 (e)	110,000	110,145
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (e)	105,000	105,761
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2037 (e)(h)	1,000,000	1,094,513
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (e)	815,000	827,077
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (e)	830,000	858,158
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2028 (e)	1,105,000	1,156,556
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2029 (e)	740,000	784,447
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (e)	560,000	578,997
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (e)	3,000,000	2,963,979
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2043 (e)	1,400,000	1,434,270
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5% 5/1/2034 (e)	5,540,000	6,017,375
		26,934,187
Water & Sewer - 0.2%
San Diego County Water Authority 5% 5/1/2047	635,000	663,544
San Diego County Water Authority 5% 5/1/2052	1,080,000	1,120,985
		1,784,529
TOTAL CALIFORNIA		56,425,793
Colorado - 2.1%
Education - 0.0%
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	210,000	206,108
University Colo Enterprise Sys Series 2021C 3A, 2% tender 6/1/2051 (b)	255,000	253,732
		459,840
Electric Utilities - 0.0%
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2038	40,000	40,312
Arkansas River Pwr Auth Colo Pwr Rev 5% 10/1/2043	50,000	49,099
		89,411
Escrowed/Pre-Refunded - 0.1%
Colorado Health Facilities Authority Series 2020A, 4% 9/1/2045 (Pre-refunded to 9/1/2030 at 100)	775,000	817,963
General Obligations - 0.6%
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2039	1,335,000	1,523,263
Adams & Arapaho Sch Dist 28j Series 2025, 5.5% 12/1/2044	1,320,000	1,447,998
Denver CO Cty & Cnty Sch Dis 1 5.5% 12/1/2049	2,180,000	2,334,166
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	105,000	112,969
		5,418,396
Health Care - 0.5%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	190,000	194,551
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 5% 11/15/2039	190,000	196,979
Colorado Health Facilities Authority (Advent Health Proj.) Series 2024 A, 5% tender 11/15/2059 (b)	375,000	411,191
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	1,060,000	920,547
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 3.25% 8/1/2049	670,000	494,979
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 4% 8/1/2049	1,715,000	1,435,101
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	110,000	110,837
Colorado Health Facilities Authority (Sanford Health, SD Proj.) 5% 11/1/2025	435,000	437,715
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	275,000	281,531
		4,483,431
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 F, 4.25% 11/1/2049	25,000	25,233
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	10,000	10,109
		35,342
Special Tax - 0.2%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	476,425
Regional Transn Dist CO Sales Series 2021 B, 5% 11/1/2028	725,000	779,796
Vauxmont Metropolitan District 5% 12/1/2030 (Assured Guaranty Municipal Corp Insured)	220,000	236,135
Vauxmont Metropolitan District 5% 12/15/2025 (Assured Guaranty Municipal Corp Insured)	40,000	40,369
		1,532,725
Transportation - 0.1%
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2026 (e)	50,000	51,218
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2034 (e)	1,125,000	1,211,399
		1,262,617
Water & Sewer - 0.6%
Denver CO City & Cnty Brd Wtr 5% 9/15/2028	2,000,000	2,149,279
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2045	1,190,000	1,215,891
Denver CO City & Cnty Brd Wtr Series 2020 A, 5% 9/15/2046	1,820,000	1,848,668
		5,213,838
TOTAL COLORADO		19,313,563
Connecticut - 4.3%
Education - 1.1%
Connecticut St Health & Edl Facs Auth Revenue (Connecticut College, CT Proj.) Series M, 4% 7/1/2052	355,000	288,967
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2046	235,000	209,196
Connecticut St Health & Edl Facs Auth Revenue (Greenwich Academy Proj.) Series G, 4% 3/1/2051	380,000	327,982
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	1,000,000	867,674
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2036	900,000	956,739
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	390,000	390,000
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	577,752
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2027	430,000	434,145
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) 5% 7/1/2043	215,000	202,716
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2026	680,000	686,271
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2027	1,100,000	1,126,330
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2028	1,120,000	1,157,261
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2030	1,000,000	1,027,563
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2034	725,000	735,100
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2036	450,000	453,197
Connecticut State Health & Educational Facilities Authority (University of New Haven, CT Proj.) Series K 1, 5% 7/1/2039	490,000	484,285
		9,925,178
General Obligations - 1.4%
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2032	300,000	327,946
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2033	800,000	870,037
Bridgeport CT Gen. Oblig. Series 2021 A, 5% 8/1/2034	500,000	540,314
Bridgeport CT Gen. Oblig. Series 2024 A, 5% 7/1/2025 (Build America Mutual Assurance Co Insured)	1,445,000	1,445,000
Connecticut St Gen. Oblig. 4% 6/15/2039	300,000	294,970
Connecticut St Gen. Oblig. 4% 6/15/2041	250,000	238,511
Connecticut St Gen. Oblig. 5% 6/15/2028	500,000	533,479
Connecticut St Gen. Oblig. 5% 6/15/2029	410,000	444,984
Connecticut St Gen. Oblig. 5% 6/15/2030	400,000	440,680
Connecticut St Gen. Oblig. 5% 6/15/2031	500,000	557,723
Connecticut St Gen. Oblig. 5% 6/15/2034	350,000	388,352
Connecticut St Gen. Oblig. 5% 6/15/2037	250,000	269,492
Connecticut St Gen. Oblig. 5% 6/15/2038	300,000	320,558
Connecticut St Gen. Oblig. 5% 6/15/2040	500,000	526,664
Connecticut St Gen. Oblig. 5% 6/15/2042	500,000	519,681
Connecticut St Gen. Oblig. 5% 9/15/2030	650,000	718,618
Connecticut St Gen. Oblig. Series 2016 D, 5% 8/15/2025	540,000	541,221
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2025	100,000	100,410
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	115,000	116,929
Connecticut St Gen. Oblig. Series 2020 A, 4% 1/15/2034	300,000	305,678
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2035	1,150,000	1,055,955
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2037	1,910,000	1,683,013
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	215,000	179,762
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2039	750,000	818,530
Connecticut St Gen. Oblig. Series B, 5% 5/15/2026	125,000	127,357
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	90,000	90,598
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2026 (Connecticut St Guaranteed)	95,000	97,761
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2025	140,000	140,934
		13,695,157
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2049 (d)(g)	130,000	84,500
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2042	800,000	732,280
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 4% 7/15/2043	500,000	454,072
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2033	225,000	246,024
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2034	745,000	808,649
Connecticut St Health & Edl Facs Auth Revenue (Connecticut Childrens Med Ctr Proj.) Series E, 5% 7/15/2036	750,000	801,110
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2028	750,000	764,714
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2029	750,000	766,154
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2030	1,000,000	1,021,060
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 4% 7/1/2039	415,000	391,593
		6,070,156
Housing - 0.3%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) 3% 11/15/2049	190,000	186,589
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 11/15/2025 (e)	300,000	301,523
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022 A2, 5% 5/15/2026 (e)	425,000	430,534
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2026	200,000	206,081
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2027	230,000	241,615
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2028	220,000	234,551
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2029	125,000	134,922
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 11/15/2030	175,000	190,386
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2027	220,000	228,829
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2028	225,000	237,936
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2029	225,000	241,218
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2022A1, 5% 5/15/2030	375,000	405,738
		3,039,922
Special Tax - 0.8%
Connecticut St Gen. Oblig. 4% 1/15/2037	2,480,000	2,498,835
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2035	1,820,000	2,063,699
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2042	2,325,000	2,452,244
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 6% 4/1/2052 (d)	150,000	156,267
		7,171,045
TOTAL CONNECTICUT		39,901,458
District Of Columbia - 1.5%
General Obligations - 0.3%
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2045	3,100,000	3,202,174
Special Tax - 0.0%
Washington Convention & Sports Authority 5% 10/1/2025	100,000	100,439
Transportation - 1.2%
Metropolitan Wash DC Arpts Ath 5% 10/1/2026 (e)	440,000	450,703
Metropolitan Wash DC Arpts Ath 5% 10/1/2027 (e)	110,000	114,200
Metropolitan Wash DC Arpts Ath 5% 10/1/2028 (e)	55,000	57,906
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (e)	70,000	70,305
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (e)(h)	730,000	777,509
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2030 (e)(h)	2,165,000	2,321,639
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2031 (e)(h)	1,655,000	1,788,056
Metropolitan Wash DC Arpts Ath Series 2025A, 5.25% 10/1/2039 (e)(h)	2,015,000	2,158,893
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2031	185,000	196,001
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 A, 5% 10/1/2044	1,000,000	1,004,784
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	890,000	626,056
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2049	1,160,000	987,173
		10,553,225
TOTAL DISTRICT OF COLUMBIA		13,855,838
Florida - 3.0%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2030	500,000	529,248
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2036	750,000	818,529
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2038	500,000	534,148
Florida Atlantic University Finance Corp Series 2024, 5% 7/1/2041	700,000	726,064
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2054 (d)	1,000,000	939,138
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2049	60,000	59,568
		3,606,695
Electric Utilities - 0.3%
Ft Pierce Series 2022A, 5% 10/1/2030 (Assured Guaranty Municipal Corp Insured)	175,000	190,884
Ft Pierce Series 2022A, 5% 10/1/2034 (Assured Guaranty Municipal Corp Insured)	300,000	326,682
Ft Pierce Series 2022A, 5% 10/1/2036 (Assured Guaranty Municipal Corp Insured)	475,000	508,682
Ft Pierce Series 2022A, 5% 10/1/2037 (Assured Guaranty Municipal Corp Insured)	425,000	451,678
Ft Pierce Series 2022A, 5% 10/1/2039 (Assured Guaranty Municipal Corp Insured)	475,000	495,361
Ft Pierce Series 2022A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	450,000	465,702
Ft Pierce Series 2022A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	400,000	412,215
Ft Pierce Series 2022A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	400,000	412,370
		3,263,574
General Obligations - 0.0%
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2026	10,000	10,109
Health Care - 0.8%
Atlantic Beach Fla Health Care Facs Rev (Naval Continuing Care Retiremt Proj.) Series 2018 A, 5% 11/15/2043	255,000	241,258
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2039	1,000,000	935,178
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	825,000	707,547
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) Series 2016 B, 5% 7/1/2029	25,000	25,367
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 3% 8/15/2050 (Assured Guaranty Municipal Corp Insured)	485,000	330,965
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	110,000	93,625
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2038	725,000	691,384
Highlands County Health Facilities Authority (Advent Health Proj.) Series 2024C, 5% tender 11/15/2059 (b)	790,000	866,242
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2044	665,000	658,528
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	495,000	495,127
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2029	175,000	184,870
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2032	200,000	214,592
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2034	310,000	326,445
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2037	385,000	397,166
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2039	400,000	406,939
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Jupiter Medical Center Proj.) 5% 11/1/2041	400,000	402,033
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2042	5,000	5,023
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2016A, 5% 12/1/2026	100,000	100,583
		7,082,872
Housing - 0.0%
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	300,000	301,917
Florida Hsg Fin Corp Rev (FL Homeownership Mortgage Proj.) Series 2019 1, 4% 7/1/2050	65,000	65,239
		367,156
Special Tax - 0.2%
Tampa FL Tax Alloc 0% 9/1/2034 (f)	700,000	477,977
Tampa FL Tax Alloc 0% 9/1/2035 (f)	750,000	485,957
Tampa FL Tax Alloc 0% 9/1/2036 (f)	800,000	488,307
		1,452,241
Transportation - 1.3%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2042 (e)	1,365,000	1,360,923
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (e)	1,000,000	982,407
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5.25% 7/1/2053 (Assured Guaranty Municipal Corp Insured) (e)	1,910,000	1,905,379
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	105,000	105,475
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	80,000	80,362
Greater Orlando Aviation Auth 5% 10/1/2031 (e)	125,000	128,421
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2025 (e)	300,000	301,141
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2032 (e)	300,000	314,494
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2038 (e)	430,000	438,465
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2054 (e)	1,620,000	1,598,018
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2026 (e)	2,750,000	2,817,577
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2040	300,000	285,867
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2025	245,000	246,222
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2029	145,000	148,481
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027 (e)	620,000	620,906
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (e)	735,000	777,669
		12,111,807
Water & Sewer - 0.0%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 5% 10/1/2032	155,000	170,979
TOTAL FLORIDA		28,065,433
Georgia - 4.6%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 4% 6/15/2049	40,000	35,467
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	1,365,000	1,302,835
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2029	500,000	532,652
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2036	135,000	143,601
		2,014,555
Electric Utilities - 0.8%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	360,000	359,127
Burke Cnty GA Dev Auth Pcr (Georgia Transmission Corp Proj.) Series 2012, 2.75% 1/1/2052 (b)	610,000	368,576
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	400,000	404,093
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	410,000	412,376
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	470,000	469,852
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2040 (Assured Guaranty Municipal Corp Insured)	385,000	368,795
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2041	480,000	442,281
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2049	245,000	213,360
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026	165,000	166,588
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	425,000	429,197
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028 (Assured Guaranty Municipal Corp Insured)	400,000	421,406
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2030	55,000	58,461
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031 (Assured Guaranty Municipal Corp Insured)	360,000	389,512
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	330,000	355,421
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032 (Assured Guaranty Municipal Corp Insured)	280,000	301,570
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2034	375,000	394,004
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	590,000	637,749
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2041 (Build America Mutual Assurance Co Insured)	165,000	177,393
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	160,000	166,399
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 1ST 1995, 2.25% 7/1/2025	200,000	200,000
Monroe Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2013A, 3.6% tender 1/1/2039 (b)	1,395,000	1,403,450
		8,139,610
Escrowed/Pre-Refunded - 0.0%
Private Colgs & Unvs Ath GA Rv Series 2020 B, 5% 9/1/2025 (Escrowed to Maturity)	180,000	180,577
General Obligations - 3.0%
Decatur GA Pub Facs Auth Rev (Decatur GA Proj.) Gen. Oblig. 3% 2/1/2047	1,000,000	722,985
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	12,000,000	12,112,811
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	3,485,000	3,706,153
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	3,595,000	3,611,750
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	1,000,000	1,057,539
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	3,940,000	4,144,938
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	425,000	439,878
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2028 (Royal Bank of Canada Guaranteed)	550,000	577,131
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	1,360,000	1,442,065
		27,815,250
Health Care - 0.2%
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2027	210,000	219,482
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 3% 2/15/2047	1,895,000	1,357,840
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 4% 8/1/2043	5,000	4,145
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) 5% 8/1/2043	5,000	4,910
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2036	195,000	192,267
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) 4% 7/1/2043	205,000	186,504
		1,965,148
Special Tax - 0.2%
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2050	1,360,000	1,437,001
Transportation - 0.2%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2039 (e)	520,000	535,626
Atlanta GA Arpt Rev 5% 7/1/2025 (e)	60,000	60,000
Georgia St Rd & Twy Auth Rev (GA St Garvee Proj.) 5% 6/1/2031	1,000,000	1,094,215
		1,689,841
TOTAL GEORGIA		43,241,982
Hawaii - 1.3%
General Obligations - 0.8%
Honolulu HI City & Cnty Gen. Oblig. Series 2017 A, 5% 9/1/2033	5,000	5,183
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2029	1,000,000	1,080,948
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5% 7/1/2048	1,375,000	1,418,821
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	1,500,000	1,593,390
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	2,000,000	2,119,056
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2049	1,300,000	1,372,785
		7,590,183
Transportation - 0.4%
Hawaii St Arpts Sys Rev 5% 7/1/2045 (e)	2,500,000	2,501,681
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2033 (e)	350,000	359,633
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2042 (e)	1,245,000	1,252,638
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (e)	40,000	39,015
		4,152,967
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	455,000	501,010
TOTAL HAWAII		12,244,160
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	10,000	10,048
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 5% 7/15/2031	610,000	675,226
TOTAL IDAHO		685,274
Illinois - 9.2%
Education - 0.3%
Illinois Fin Auth Rev (Bradley University Proj.) Series 2017 C, 5% 8/1/2030	615,000	628,869
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 5% 10/1/2028	10,000	10,215
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016, 5% 10/1/2029	30,000	30,599
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	60,000	53,658
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2036	295,000	284,766
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2038	100,000	94,562
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2025	200,000	200,932
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2026	200,000	205,412
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2031	200,000	213,644
Illinois Finance Authority (University of Illinois Proj.) Series 2019A, 5% 10/1/2038	200,000	204,781
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2029	350,000	365,559
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2030	230,000	241,194
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2031	215,000	225,822
Northern IL Univ Revs Series 2020 B, 4% 4/1/2040 (Build America Mutual Assurance Co Insured)	455,000	417,965
Univ IL Brd Trustees Cfts Partn (University of Illinois Proj.) Series A, 5% 10/1/2026	15,000	15,023
University of Illinois Series 2018A, 5% 4/1/2030	100,000	105,667
		3,298,668
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	5,000	5,176
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,687
Illinois Finance Authority Rev 5% 2/15/2034 (Pre-refunded to 2/15/2027 at 100)	10,000	10,353
		51,216
General Obligations - 4.8%
Champaign County Community Unit School District No 4 Champaign Series 2019, 4% 6/1/2026	15,000	15,137
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2029	350,000	356,656
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2030	160,000	162,312
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2031	150,000	151,635
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	405,000	415,174
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	125,000	129,789
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	100,000	102,511
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2035	600,000	575,547
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2036	1,005,000	947,910
Chicago IL Gen. Oblig. 5% 1/1/2029	1,000,000	1,043,065
Chicago IL Gen. Oblig. 5% 1/1/2033	895,000	936,400
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	215,000	216,366
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2027	400,000	408,249
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2030	615,000	645,982
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2032	7,725,000	8,083,988
Chicago IL Gen. Oblig. Series 2021 B, 4% 1/1/2032	375,000	377,370
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2032	1,445,000	1,531,317
Chicago IL Gen. Oblig. Series 2025B, 5% 1/1/2033	1,490,000	1,578,799
Chicago IL Gen. Oblig. Series 2025B, 5.5% 1/1/2038	1,985,000	2,101,488
Cook Cnty IL Gen. Oblig. 5% 11/15/2033	425,000	458,091
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2031	500,000	509,870
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2025	180,000	180,539
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	90,000	91,319
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	90,000	92,148
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	45,000	46,329
Cook County IL Community Consolidate School District No 034 Glenview Series 2021 A, 3% 12/1/2036	185,000	163,025
DuPage & Cook Cntys IL Cmnty Unit Sch Dist No 205 Series 2022, 4% 9/15/2042	2,100,000	1,896,501
Illinois St Gen. Oblig. 5% 2/1/2027	270,000	277,613
Illinois St Gen. Oblig. 5% 3/1/2029	650,000	687,310
Illinois St Gen. Oblig. 5% 3/1/2033	1,700,000	1,830,308
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2026	5,000	5,045
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	850,000	887,882
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2028	1,500,000	1,576,186
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	20,000	20,054
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2032	650,000	704,135
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2032	450,000	482,403
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2035	1,915,000	2,033,897
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2041	670,000	693,149
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2043	5,000,000	5,101,571
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	1,615,000	1,713,842
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2033	685,000	744,544
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	520,000	535,396
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	460,000	469,717
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2047	340,000	343,204
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2037	1,815,000	1,710,410
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	680,000	711,828
		43,746,011
Health Care - 1.0%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	400,000	322,870
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	620,000	627,874
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	485,000	488,214
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	1,000,000	1,009,790
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	835,000	723,049
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 4.125% 5/15/2047	750,000	663,693
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2025	150,000	150,699
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	10,000	10,136
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 4.125% 8/15/2037	60,000	60,071
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2026	35,000	35,078
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	250,000	254,496
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2034	40,000	40,817
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	30,000	30,484
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 4% 8/15/2037	2,155,000	2,054,739
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	285,000	211,135
Illinois Finance Authority Rev (Osf Healthcare System Proj.) 3% 5/15/2050 (Build America Mutual Assurance Co Insured)	710,000	498,277
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	1,570,000	1,056,464
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 4% 5/15/2050	1,000,000	858,914
		9,096,800
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	100,622
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2021 B, 3% 4/1/2051	470,000	461,698
		562,320
Special Tax - 2.4%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2038	3,230,000	3,459,300
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	1,120,000	1,150,743
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2035 (f)	420,000	268,617
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2028 (National Public Finance Guarantee Corporation Insured) (f)	1,200,000	1,083,366
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (f)	30,000	22,942
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2035 (National Public Finance Guarantee Corporation Insured) (f)	240,000	157,779
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (f)	2,280,000	1,417,712
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2040 (f)	1,725,000	829,662
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2043 (Assured Guaranty Municipal Corp Insured) (f)	610,000	248,203
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2044 (Assured Guaranty Municipal Corp Insured) (f)	1,680,000	641,983
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (f)	155,000	50,136
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 4% 12/15/2047	5,000,000	4,216,394
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	1,500,000	1,466,290
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2020A, 4% 6/15/2050	1,170,000	964,867
Sales Tax Securitization Corp Series 2023C, 5% 1/1/2031	1,000,000	1,093,261
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	3,835,000	4,155,789
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	1,000,000	1,043,530
		22,270,574
Transportation - 0.6%
Chicago IL Midway Arpt Rev Series B, 4% 1/1/2035	200,000	199,807
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	50,000	50,594
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2040 (e)	1,850,000	1,879,986
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,067,469
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (e)	300,000	316,130
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (e)	665,000	686,276
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2040 (e)	1,715,000	1,812,508
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (e)	50,000	50,364
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	105,000	105,757
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2040	220,000	227,434
		6,396,325
TOTAL ILLINOIS		85,421,914
Indiana - 1.5%
Education - 0.6%
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	1,130,000	1,188,300
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	1,990,000	2,102,417
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2047	1,055,000	1,002,300
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2019, 4% 4/1/2046	215,000	184,868
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	105,000	111,313
		4,589,198
Electric Utilities - 0.0%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	50,000	48,856
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(e)	100,000	97,860
		146,716
General Obligations - 0.3%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,000,000	1,045,959
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	835,000	917,499
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 1/15/2044 (Build America Mutual Assurance Co Insured)	1,150,000	1,202,852
		3,166,310
Health Care - 0.2%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	135,000	112,496
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2016 A, 4% 11/1/2051	1,860,000	1,567,608
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2030	50,000	51,147
		1,731,251
Housing - 0.2%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 1/1/2052	895,000	877,626
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	75,000	73,962
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 5% 7/1/2025	690,000	690,000
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2020 A, 3.75% 1/1/2049	195,000	195,203
		1,836,791
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(e)	695,000	701,193
Special Tax - 0.0%
Northern Indiana Commuter Transportation District Series 2024, 5% 1/1/2054	360,000	361,836
Water & Sewer - 0.1%
Indiana Finance Authority Series 2021 2, 5% 10/1/2041	1,000,000	1,028,527
TOTAL INDIANA		13,561,822
Iowa - 0.6%
Education - 0.3%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 6% 10/1/2055	3,000,000	3,085,209
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2027 (e)	155,000	160,420
		3,245,629
Tobacco Bonds - 0.3%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	425,000	398,055
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2027	250,000	255,938
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2028	500,000	516,697
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2029	600,000	625,347
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 5% 6/1/2030	700,000	734,925
		2,530,962
TOTAL IOWA		5,776,591
Kentucky - 1.8%
Education - 0.3%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2036	615,000	676,759
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2037	580,000	632,096
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2038	800,000	863,544
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5% 4/1/2039	210,000	225,264
		2,397,663
Electric Utilities - 0.1%
Carroll Cnty KY Pollution Ctl Rev (Kentucky Utilities Co Proj.) Series 2016 A, 1.55% tender 9/1/2042 (b)	1,000,000	968,447
General Obligations - 1.2%
Fayette County School District/KY Series 2025 A, 5.25% 6/1/2045 (Build America Mutual Assurance Co Insured)	3,785,000	3,963,317
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	1,505,000	1,511,159
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2030 (Morgan Stanley Guaranteed)	755,000	796,498
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2031 (Morgan Stanley Guaranteed)	805,000	854,706
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2032 (Morgan Stanley Guaranteed)	600,000	631,843
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	80,000	81,423
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	85,000	90,240
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2032	20,000	21,038
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2033	15,000	15,732
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2034	20,000	20,904
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2035	10,000	10,390
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2036	10,000	10,354
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2038	1,000,000	1,027,437
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 4% 11/1/2035	600,000	600,216
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2029	150,000	159,502
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2043	1,335,000	1,382,689
		11,177,448
Health Care - 0.2%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2037	175,000	162,842
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2016 A, 4% 2/1/2036	300,000	290,048
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) Series 2019, 3% 2/1/2040 (Assured Guaranty Municipal Corp Insured)	370,000	309,392
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2030	345,000	369,124
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	85,000	90,644
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	70,000	71,447
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	1,230,000	907,998
		2,201,495
TOTAL KENTUCKY		16,745,053
Louisiana - 0.3%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Tulane Univ, LA Proj.) Series 2016 A, 5% 12/15/2028	15,000	15,468
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 12/15/2032	165,000	171,385
		186,853
Health Care - 0.0%
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	195,000	194,623
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2038	100,000	101,883
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/2027	115,000	119,054
		415,560
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	225,000	243,053
Transportation - 0.3%
New Orleans LA Aviation Board Series 2017 B, 5% 1/1/2048 (e)	2,000,000	1,961,809
TOTAL LOUISIANA		2,807,275
Maine - 0.2%
Education - 0.0%
Maine Health & Higher Edl Facs Auth Rev (University of New England Proj.) Series 2017 B, 5% 7/1/2029	10,000	10,298
General Obligations - 0.2%
Auburn ME 2.375% 11/1/2040	2,300,000	1,589,436
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	85,000	67,626
TOTAL MAINE		1,667,360
Maryland - 1.3%
Education - 0.1%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2029	370,000	386,384
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2030	745,000	782,683
		1,169,067
General Obligations - 0.6%
Frederick Cnty MD Gen. Oblig. Series 2021 A, 1.5% 10/1/2033	1,005,000	812,314
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2025	1,610,000	1,617,909
Prince Georges Cty MD Ctf Part (Prince Georges County MD Proj.) 5% 10/1/2026	1,650,000	1,696,705
State of Maryland Gen. Oblig. 4% 3/1/2028	1,000,000	1,034,958
		5,161,886
Health Care - 0.2%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	1,210,000	731,394
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2046	1,265,000	912,998
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 3% 7/1/2051	915,000	620,004
		2,264,396
Housing - 0.1%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	385,000	383,844
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 5% 9/1/2028	115,000	121,851
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	50,000	50,031
Montgomery County Housing Opportunities Commission (Montgomery Cnty MD Mhsg 1996 Proj.) Series 2021 C, 0.8% 7/1/2025	100,000	100,000
		655,726
Special Tax - 0.0%
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2046	180,000	160,361
Transportation - 0.3%
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2040	2,000,000	2,082,684
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2025 (e)	510,000	510,000
MD St Econ Dev Corp Air Cargo (Afco Airport Real Estate Group, LLC Proj.) Series 2019, 5% 7/1/2026 (e)	230,000	233,353
		2,826,037
TOTAL MARYLAND		12,237,473
Massachusetts - 2.3%
Education - 0.7%
Massachusetts Development Finance Agency (Boston College,Ma Proj.) Series 2021 V, 5% 7/1/2055	1,245,000	1,308,845
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2026	240,000	238,851
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2027	255,000	252,824
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2028	325,000	320,327
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2029	340,000	332,995
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2030	355,000	344,859
Massachusetts Development Finance Agency (Lasell College Proj.) Series 2021, 4% 7/1/2031	370,000	356,315
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 4% 10/1/2050	490,000	351,750
Massachusetts Development Finance Agency (Simmons College, MA Proj.) 5% 10/1/2045	370,000	328,458
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) 4% 7/1/2045	480,000	397,327
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2027	440,000	448,490
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2016A, 5% 1/1/2031	40,000	40,770
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2036	325,000	330,646
Massachusetts St Dev Fin Agy Rev (Emerson College, MA Proj.) Series 2017A, 5% 1/1/2037	1,050,000	1,065,383
Massachusetts St Dev Fin Agy Rev (Suffolk Univ, MA Proj.) Series 2017, 5% 7/1/2036	275,000	275,398
		6,393,238
General Obligations - 0.7%
Massachusetts St Gen. Oblig. 5% 1/1/2049	2,000,000	2,007,381
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	2,000,000	2,094,621
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2049	345,000	346,361
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2050	1,640,000	1,643,795
		6,092,158
Health Care - 0.1%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2025	125,000	124,999
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2026	165,000	168,064
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2027	195,000	202,645
Massachusetts St Dev Fin Agy Rev (Lawrence General Hospital MA Proj.) Series 2014A, 5.25% 7/1/2034	40,000	37,633
Massachusetts St Dev Fin Agy Rev (South Shore Hospital, MA Proj.) 5% 7/1/2030	195,000	196,931
		730,272
Special Tax - 0.5%
Mass Bay Tran Auth Sls Tax Series 2021 A 1, 5% 7/1/2035	820,000	891,743
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2026	350,000	357,350
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2027	500,000	522,517
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2041	1,250,000	1,274,967
Massachusetts St Transn Fd Rev Series 2021A, 5% 6/1/2051	1,860,000	1,868,913
		4,915,490
Transportation - 0.3%
Massachusetts Port Auth Spl Fac Rev (Bosfuel Corporation Proj.) Series 2019 A, 5% 7/1/2049 (e)	230,000	227,244
Massachusetts St Port Auth Rev 5% 7/1/2041 (e)	1,000,000	1,027,459
Massachusetts St Port Auth Rev 5% 7/1/2046 (e)	290,000	290,676
Massachusetts St Port Auth Rev 5% 7/1/2051 (e)	1,000,000	1,000,092
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2040 (e)	500,000	505,274
		3,050,745
TOTAL MASSACHUSETTS		21,181,903
Michigan - 1.6%
Education - 0.4%
Michigan Finance Authority (Calvin University Proj.) 4% 9/1/2031	665,000	674,533
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2032	690,000	739,118
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2033	650,000	690,384
Michigan Finance Authority (Calvin University Proj.) 5% 9/1/2036	505,000	524,925
University MI Univ Revs Series 2020 A, 5% 4/1/2050	1,000,000	1,021,315
		3,650,275
General Obligations - 0.0%
Grand Rapids MI Pub Schs Series 2019, 5% 11/1/2026 (Assured Guaranty Municipal Corp Insured)	180,000	185,345
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	350,000	266,501
		451,846
Health Care - 0.1%
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 4% 7/1/2041	140,000	126,667
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2025	60,000	60,000
Flint MI Hosp Bldg Auth Rev (Hurley Medical Center, MI Proj.) Series 2020, 5% 7/1/2027	265,000	270,471
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 3% 7/1/2051	395,000	265,118
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 5% 11/15/2026	160,000	164,879
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2019A, 5% 11/15/2048	55,000	53,985
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	555,000	389,016
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2032	10,000	10,370
		1,340,506
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	395,000	393,286
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	555,000	360,654
		753,940
Special Tax - 0.0%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2043	50,000	50,339
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 4% 6/1/2049	135,000	112,465
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	1,105,000	1,118,487
		1,230,952
Transportation - 0.5%
Wayne Cnty Mich Arpt Auth Rev Series 2018D, 5% 12/1/2029 (e)	85,000	88,553
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2034 (e)(h)	350,000	374,329
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5% 12/1/2035 (e)(h)	550,000	585,386
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2036 (e)(h)	350,000	384,934
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2037 (e)(h)	385,000	418,835
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2038 (e)(h)	450,000	484,289
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2039 (e)(h)	735,000	783,947
Wayne Cnty Mich Arpt Auth Rev Series 2025 B, 5.25% 12/1/2040 (e)(h)	790,000	838,296
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	45,000	47,043
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2042 (e)	150,000	149,554
		4,155,166
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2018 A, 5% 7/1/2048	200,000	201,076
Great Lakes Sewer Auth Mich Series 2025 B, 5% 7/1/2035	2,845,000	3,178,134
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2027	100,000	101,937
		3,481,147
TOTAL MICHIGAN		15,114,171
Minnesota - 0.8%
Education - 0.5%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2030	500,000	515,485
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2045	30,000	27,760
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	276,063
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2024A, 5% 10/1/2049	4,000,000	4,012,309
		4,831,617
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2020B, 4% 8/1/2039	2,050,000	1,992,747
Health Care - 0.0%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	60,000	60,132
Housing - 0.0%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 F, 5.75% 7/1/2053	135,000	143,404
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (e)	210,000	222,499
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2037 (e)	520,000	540,004
		762,503
TOTAL MINNESOTA		7,790,403
Mississippi - 0.9%
General Obligations - 0.9%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2030	250,000	271,250
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2031	500,000	546,765
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2032	500,000	550,074
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2033	575,000	635,459
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2034	375,000	413,820
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2035	500,000	549,298
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2036	700,000	758,385
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2037	625,000	670,564
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2038	625,000	665,968
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2039	850,000	896,228
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2040	750,000	801,464
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2041	665,000	703,748
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5.25% 6/1/2042	850,000	891,741
		8,354,764
Health Care - 0.0%
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	80,000	82,110
Housing - 0.0%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2021 B, 3% 6/1/2051	225,000	221,017
TOTAL MISSISSIPPI		8,657,891
Missouri - 0.5%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	1,000,000	1,058,166
Health Care - 0.2%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series 2021, 4% 3/1/2041	250,000	234,917
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	105,000	106,099
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) 5% 11/15/2043	1,000,000	1,008,428
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	25,000	23,615
		1,373,059
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	10,000	10,056
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 3% 5/1/2052	355,000	349,045
		359,101
Transportation - 0.1%
St Louis MO Arpt Rev 5.25% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	570,000	584,020
Water & Sewer - 0.1%
Kansas City MO Wtr Rev 4% 12/1/2044	1,200,000	1,104,857
TOTAL MISSOURI		4,479,203
Montana - 0.0%
Health Care - 0.0%
Montana Fac Fin Auth Health Facs Rev (Bozeman Health Proj.) Series 2021 A, 3% 6/1/2050	575,000	392,774
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2032	30,000	30,605
		423,379
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	10,000	10,077
TOTAL MONTANA		433,456
Nebraska - 1.7%
Education - 0.0%
Douglas Cnty Neb Edl Facs Rev (Creighton University Proj.) Series 2021 A, 3% 7/1/2051	260,000	173,467
Electric Utilities - 0.5%
Omaha Public Power District Series 2025 A, 5% 2/1/2039	4,055,000	4,425,187
General Obligations - 0.7%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	850,000	850,563
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	2,290,000	2,407,034
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	3,470,000	3,672,807
		6,930,404
Housing - 0.5%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (e)	30,000	30,019
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (e)	35,000	34,911
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	485,000	483,203
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2026 (e)	1,100,000	1,110,014
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2030 (e)	400,000	417,613
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2025 (e)	1,105,000	1,107,133
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2026 (e)	1,140,000	1,160,082
		4,342,975
TOTAL NEBRASKA		15,872,033
Nevada - 1.4%
General Obligations - 0.4%
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2043	3,600,000	2,721,878
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2041	1,110,000	910,840
		3,632,718
Housing - 0.2%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) 3% 10/1/2051	1,500,000	1,468,936
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019 A, 4% 4/1/2049	175,000	175,846
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	20,000	20,098
		1,664,880
Special Tax - 0.0%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2045	195,000	189,277
Transportation - 0.8%
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2049 (e)	3,500,000	3,558,482
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2054 (e)	4,000,000	4,040,243
		7,598,725
TOTAL NEVADA		13,085,600
New Hampshire - 0.6%
Health Care - 0.2%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 3% 8/15/2051 (Assured Guaranty Municipal Corp Insured)	490,000	335,282
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2030	1,405,000	1,507,715
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2026	105,000	107,148
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2037	100,000	101,334
		2,051,479
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	215,046	212,626
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	1,588,691	1,450,063
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	1,444,870	1,360,395
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2020 2, 2.1% 7/1/2040	1,000,000	696,014
		3,719,098
TOTAL NEW HAMPSHIRE		5,770,577
New Jersey - 5.1%
Education - 1.5%
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	200,000	219,204
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2036 (Build America Mutual Assurance Co Insured)	700,000	755,103
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	550,000	588,900
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	575,000	610,572
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	650,000	685,967
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	700,000	725,416
Gloucester Cnty NJ Impt Auth Rev (Rowan Univ Proj.) Series 2024, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	855,000	879,343
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2026 (e)	530,000	540,260
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2025 (e)	500,000	502,382
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (e)	485,000	494,389
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2027 (e)	850,000	875,938
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (e)	60,000	60,336
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2027 (e)	40,000	41,294
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (e)	235,000	236,314
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2026 (e)	205,000	208,968
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2027 (e)	145,000	149,425
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2030 (e)	3,780,000	4,007,466
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (e)	1,170,000	1,246,370
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2042 (Build America Mutual Assurance Co Insured)	1,000,000	1,054,526
		13,882,173
Escrowed/Pre-Refunded - 0.0%
New Jersey Economic Dev Auth Rev 5% 6/15/2043 (Pre-refunded to 12/15/2028 at 100)	470,000	506,678
General Obligations - 2.7%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2035	90,000	89,344
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2028	410,000	434,173
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 4% 6/15/2044	315,000	277,722
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 LLL, 5% 6/15/2044	180,000	180,131
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series A, 4% 11/1/2027	370,000	378,774
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 6/15/2046	610,000	534,097
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2040	360,000	364,462
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2027	35,000	36,474
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2028	40,000	42,358
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	800,000	800,695
New Jersey Educational Facilities Authority (New Jersey St Proj.) Series 2016 B, 4% 9/1/2026	500,000	506,604
New Jersey St Gen. Oblig. 5% 6/1/2029	205,000	222,100
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (f)	250,000	232,062
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (f)	780,000	575,733
New Jersey Trans Trust Fund Auth 4% 6/15/2034	140,000	140,796
New Jersey Trans Trust Fund Auth 4% 6/15/2038	185,000	177,433
New Jersey Trans Trust Fund Auth 4% 6/15/2045	1,535,000	1,374,911
New Jersey Trans Trust Fund Auth 4% 6/15/2050	1,980,000	1,722,476
New Jersey Trans Trust Fund Auth 5% 6/15/2032	295,000	322,144
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,000,000	1,083,316
New Jersey Trans Trust Fund Auth 5% 6/15/2040	210,000	215,582
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	4,190,000	4,446,053
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	1,310,000	1,346,367
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	2,765,000	2,826,930
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	100,000	104,897
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	1,000,000	1,046,067
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	720,000	682,140
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2046	1,385,000	1,232,570
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2050	1,000,000	869,937
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	250,000	273,931
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2036	1,460,000	1,558,306
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	495,000	545,401
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	470,000	516,909
		25,160,895
Health Care - 0.0%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (d)	100,000	76,871
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 4% 7/1/2048	100,000	82,437
		159,308
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5.25% 6/1/2046	1,915,000	1,927,707
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	435,000	419,080
		2,346,787
Transportation - 0.6%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	160,000	162,971
New Jersey Turnpike Authority 5% 1/1/2028	840,000	885,957
New Jersey Turnpike Authority 5% 1/1/2028	170,000	174,955
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	1,450,000	1,520,621
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	1,800,000	1,867,196
New Jersey Turnpike Authority Series 2025 C, 5% 1/1/2033 (h)	370,000	410,559
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2036	450,000	478,738
South Jersey Trans Auth NJ Trans Sys Rev Series 2022 A, 5% 11/1/2040	150,000	153,418
		5,654,415
TOTAL NEW JERSEY		47,710,256
New Jersey,New York - 0.1%
Transportation - 0.1%
Port Auth NY & NJ Series 202, 5% 10/15/2029 (e)	500,000	512,874
New Mexico - 0.2%
Education - 0.2%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2026 (e)	1,045,000	1,060,739
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (e)	350,000	359,516
		1,420,255
Health Care - 0.0%
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2034	5,000	5,084
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2039	5,000	4,898
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2044	5,000	4,699
Santa Fe New Mexico Retirement Fac Rev (El Castillo Retirement Res Proj.) Series 2019A, 5% 5/15/2049	15,000	13,569
		28,250
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	30,000	30,033
New Mexico Mtg Fin Auth (NM Single Family Mortgage Proj.) Series 2019 C, 4% 1/1/2050	95,000	95,465
		125,498
TOTAL NEW MEXICO		1,574,003
New York - 8.7%
Education - 0.2%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015B, 4% 7/1/2035	5,000	4,970
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2032	1,250,000	1,338,209
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	110,000	113,332
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	310,000	308,046
Onondaga NY Civic Dev Corp (Le Moyne College Proj.) Series 2015, 5% 7/1/2027	295,000	295,333
		2,059,890
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	500,000	488,761
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series E, 5% 8/1/2030	1,025,000	1,046,628
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2041	1,135,000	1,190,217
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2046	675,000	690,016
New York NY City Edl Constr Fd (City of New York NY Proj.) Series 2021 B, 5% 4/1/2052	520,000	528,733
		3,455,594
Health Care - 0.2%
Buffalo & Erie County Industrial Land Development Corp (Catholic Health System Proj.) Series 2015, 5% 7/1/2025	400,000	400,000
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2037	350,000	334,560
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2020A, 4% 9/1/2039	700,000	645,759
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 5% 12/1/2029 (Assured Guaranty Municipal Corp Insured)	600,000	605,134
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (d)	100,000	85,234
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (d)	100,000	78,749
		2,149,436
Housing - 1.4%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	1,485,000	1,497,649
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	2,570,000	2,605,235
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	1,075,000	1,025,079
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	3,120,000	3,121,076
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	350,000	350,000
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020A 1 B, 5% 5/1/2030	490,000	526,063
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	2,075,000	2,044,678
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (e)	15,000	14,925
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 232, 5% 10/1/2025 (e)	765,000	767,896
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 239, 3.25% 10/1/2051	760,000	751,599
		12,704,200
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	100,000	99,834
Other - 0.4%
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2035	600,000	681,668
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2036	625,000	704,529
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2037	875,000	978,756
New York City Trust Cultural Resources Rev (American Museum of Natural History/The Proj.) Series 2024 A, 5% 7/15/2040	260,000	283,350
New York City Trust Cultural Resources Rev (Whitney Museum of American Art Proj.) 5% 7/1/2031	660,000	737,219
		3,385,522
Special Tax - 3.0%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2049	1,025,000	1,045,234
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2039	4,750,000	5,077,629
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2029	4,000,000	4,374,073
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2041	3,915,000	4,108,131
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2050	765,000	775,674
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) 3% 3/15/2050	1,060,000	746,449
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	1,065,000	761,270
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	1,000,000	982,974
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 E, 4% 3/15/2039	1,000,000	970,838
New York State Dormitory Authority (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2052	3,550,000	3,670,215
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2039	1,000,000	968,528
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2044	1,435,000	1,294,792
New York State Urban Development Corp (New York State Pit Proj.) Series 2020E, 4% 3/15/2045	1,350,000	1,207,159
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 5% 3/15/2037	1,105,000	1,156,786
		27,139,752
Transportation - 2.3%
Metropolitan Transn Auth NY Rv 4% 11/15/2046	2,050,000	1,762,694
Metropolitan Transn Auth NY Rv 4% 11/15/2047	150,000	128,232
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2025	1,635,000	1,646,013
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	2,220,000	2,311,919
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	325,000	338,457
Metropolitan Transn Auth NY Rv Series 2024A, 5.25% 11/15/2049	5,000,000	5,107,435
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	100,000	101,428
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2033	1,000,000	1,018,287
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2040 (e)	1,000,000	994,544
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (e)	380,000	407,107
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (e)	590,000	626,699
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (e)	645,000	679,250
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (e)	325,000	338,929
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (e)	220,000	227,379
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (e)	590,000	604,751
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2038 (e)	1,430,000	1,453,771
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2039 (e)	1,090,000	1,100,574
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2040 (e)	925,000	930,333
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2041 (e)	840,000	837,117
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2042 (e)	420,000	413,132
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (e)	625,000	629,616
		21,657,667
Water & Sewer - 0.8%
New York NY Cty Muni Wtr Fin Auth Series 2020 GG1, 5% 6/15/2048	1,350,000	1,363,451
New York NY Cty Muni Wtr Fin Auth Series FISCAL2024CC SUB CC1, 5.25% 6/15/2054	4,650,000	4,825,047
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2028	160,000	170,201
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2029	100,000	108,487
New York St Env Facs Corp Rev Series 2021 B, 5% 2/15/2030	340,000	375,502
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2028	235,000	252,598
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2029	200,000	218,941
New York St Env Facs Corp Rev Series 2021 B, 5% 8/15/2030	400,000	445,308
		7,759,535
TOTAL NEW YORK		80,900,191
North Carolina - 0.5%
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Lutheran Retirement Ministries of Alamance County NC Proj.) Series 2021 A, 4% 3/1/2051	280,000	218,871
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	365,000	285,980
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	300,000	298,151
		803,002
Transportation - 0.4%
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2024B, 5% 1/1/2053 (Assured Guaranty Municipal Corp Insured)	3,590,000	3,605,641
TOTAL NORTH CAROLINA		4,408,643
North Dakota - 0.1%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 3% 6/1/2061 (Assured Guaranty Municipal Corp Insured)	790,000	512,041
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	155,000	152,849
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2021 B, 3% 7/1/2052	510,000	499,633
		652,482
TOTAL NORTH DAKOTA		1,164,523
Ohio - 4.7%
Education - 1.0%
Kent St Univ Ohio Unv Revs 5% 5/1/2030	1,495,000	1,517,385
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	585,000	574,221
Univ Akron Ohio Gen Rcpt 4% 1/1/2027	220,000	223,663
Youngstown St Univ Ohio Gen Rcpts Series 2025, 5% 12/15/2045 (Build America Mutual Assurance Co Insured)	7,235,000	7,383,567
		9,698,836
Electric Utilities - 0.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2032	500,000	555,671
American Mun Pwr Solar Series 2019 A, 5% 2/15/2044	175,000	176,525
		732,196
General Obligations - 0.4%
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2028	140,000	148,649
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2029	210,000	227,228
State of Ohio Gen. Oblig. Series 2021 A, 5% 3/1/2030	290,000	319,013
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2028	205,000	217,297
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2029	385,000	415,976
State of Ohio Gen. Oblig. Series 2021 B, 5% 2/1/2030	320,000	351,563
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2028	275,000	292,219
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2029	480,000	519,732
State of Ohio Gen. Oblig. Series 2021 C, 5% 3/15/2030	480,000	528,333
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2028	110,000	116,795
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2029	160,000	173,126
State of Ohio Gen. Oblig. Series 2021A, 5% 3/1/2030	190,000	209,008
		3,518,939
Health Care - 0.7%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) 5.25% 11/15/2046	495,000	495,803
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2038	1,500,000	1,462,050
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2025	10,000	10,013
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	390,000	398,274
Middleburg Heights OH Hosp Rev (Southwest General Hosp Ctr Proj.) Series 2021A, 4% 8/1/2041	430,000	386,422
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2025	500,000	501,224
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2026	400,000	408,275
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2027	400,000	415,576
Montgomery Cnty OH Health Care (Solvita Proj.) Series 2024, 5% 9/1/2028	340,000	358,193
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2031	300,000	321,787
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2026	320,000	323,081
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	100,000	102,949
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2028	215,000	223,420
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2029	230,000	240,785
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2030	245,000	258,562
Washington Cnty OH Hosp Rev (Memorial Hospital, OH Proj.) Series 2022, 6% 12/1/2031	260,000	275,783
		6,182,197
Housing - 0.4%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	10,000	10,117
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 3.25% 3/1/2051	3,520,000	3,483,016
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	360,000	391,288
		3,884,421
Special Tax - 0.9%
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2035	8,000,000	8,193,595
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2046	200,000	200,197
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2051	200,000	197,094
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	60,000	55,940
		8,646,826
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	550,000	383,792
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	1,300,000	1,077,098
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	370,000	382,978
		1,843,868
Transportation - 0.9%
Columbus OH Regl Arpt Au Rev 5.25% 1/1/2044 (e)	5,645,000	5,796,707
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2025	800,000	807,486
Ohio St Mjr New St Infst Proj Rev Series 2021 1A, 5% 12/15/2028	1,250,000	1,347,490
Ohio St Tpk Commn Tpk Rev 5% 2/15/2032	70,000	78,326
Ohio St Tpk Commn Tpk Rev 5% 2/15/2038	185,000	199,807
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	600,000	613,689
		8,843,505
Water & Sewer - 0.1%
Cleveland OH Wtr Rev Series 2020 FF, 5% 1/1/2028	800,000	845,756
TOTAL OHIO		44,196,544
Oklahoma - 0.0%
Education - 0.0%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2044	125,000	117,765
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	65,000	70,866
Transportation - 0.0%
Oklahoma City Okla Airp Trust Series 33, 5% 7/1/2047 (e)	200,000	197,364
TOTAL OKLAHOMA		385,995
Oregon - 0.5%
General Obligations - 0.1%
Washington Cnty OR Sch Dist 48j Beaverton Series 2025A, 0% 6/15/2042 (Oregon St Guaranteed) (f)	2,460,000	1,074,344
Health Care - 0.1%
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	850,000	582,255
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	160,000	123,537
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 4% 7/1/2050	700,000	702,266
		825,803
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5.25% 4/1/2045	1,220,000	1,301,275
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2036 (e)	240,000	248,763
Port of Portland Arpt Rev 5% 7/1/2045 (e)	650,000	644,211
		892,974
TOTAL OREGON		4,676,651
Pennsylvania - 6.7%
Education - 0.1%
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% (c)	170,000	81,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% (c)	270,000	129,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% (c)	300,000	144,000
Montgomery Cnty PA Higher Ed & Health Auth Rev (Arcadia University PA Proj.) 5% 4/1/2027	300,000	305,884
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2029 (e)	410,000	429,270
Pennsylvania St Higher Edl Rev (Drexel University, PA Proj.) Series 2017, 5% 5/1/2035	10,000	10,136
		1,100,490
Electric Utilities - 0.2%
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2054 (Assured Guaranty Municipal Corp Insured)	835,000	852,545
Philadelphia PA Gas Wks Rev Series SIXTEENTH A, 5% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,089,578
		1,942,123
General Obligations - 1.0%
Chartiers Valley PA Sch Dist Series 2021 A, 3% 10/15/2049	1,155,000	827,569
Coatesville PA Area Sch Dist Series 2025, 5.25% 11/15/2041 (Assured Guaranty Municipal Corp Insured)	1,895,000	1,993,256
Commonwealth Fing Auth PA Rev (Pennsylvania St Proj.) Series 2020 A, 5% 6/1/2028	305,000	323,279
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2026	455,000	464,612
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2027	500,000	521,670
Pennsylvania St Ctfs Partn (Pennsylvania St Proj.) Series 2018, 5% 7/1/2034	450,000	466,072
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	220,000	225,304
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	3,060,000	3,350,808
Philadelphia PA Sch Dist 4% 9/1/2035	170,000	168,736
Philadelphia PA Sch Dist 5% 9/1/2025	100,000	100,236
Philadelphia PA Sch Dist 5% 9/1/2026	415,000	425,400
Philadelphia PA Sch Dist 5% 9/1/2033	315,000	333,672
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	80,000	84,633
Philadelphia PA Sch Dist Series B, 5% 9/1/2043	50,000	50,522
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2032 (Assured Guaranty Municipal Corp Insured)	315,000	319,434
		9,655,203
Health Care - 0.6%
Doylestown PA Hosp Auth Hosp (Univ of Penn Health Systems Proj.) Series 2024, 5.375% 7/1/2039 (d)	2,575,000	2,731,617
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 4% 7/15/2037	40,000	35,793
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2036	500,000	479,076
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2020, 4% 7/15/2045	500,000	395,470
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 1, 5% 2/15/2045	100,000	98,680
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	330,000	275,812
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	185,000	163,187
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	195,000	164,149
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	760,000	754,829
Southcentral PA Gen Auth Rev (UPMC Proj.) Series 2015, 5% 12/1/2028	45,000	45,254
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2044	50,000	44,178
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 4% 6/1/2049	115,000	95,926
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2049	135,000	133,469
Union Cnty PA Hosp Auth Hosp Rev (Wellspan Health Group Proj.) 5% 8/1/2043	185,000	185,474
		5,602,914
Housing - 0.9%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2026	600,000	616,186
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027 (e)	1,160,000	1,199,043
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2027	450,000	470,617
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2029	1,000,000	1,072,275
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2030	695,000	755,121
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2026	1,100,000	1,116,784
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2027	500,000	517,823
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2028	465,000	489,419
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2029	480,000	511,412
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 4/1/2030	1,010,000	1,091,241
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2022 138, 5% 10/1/2028	475,000	503,926
		8,343,847
Transportation - 3.8%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (e)	2,105,000	2,069,782
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (e)	1,280,000	1,235,335
Pennsylvania Turnpike Commission 5.25% 12/1/2055	2,215,000	2,291,027
Pennsylvania Turnpike Commission Series 2015 B, 5% 12/1/2045	265,000	265,136
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2050	1,000,000	864,749
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2028	625,000	670,303
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2029	1,000,000	1,088,790
Pennsylvania Turnpike Commission Series 2024 A, 5% 12/1/2044	7,405,000	7,490,086
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2044	5,580,000	5,747,562
Pennsylvania Turnpike Commission Series A 1, 5% 12/1/2041	1,215,000	1,216,583
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2039	1,000,000	1,062,274
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (e)	50,000	50,437
Philadelphia PA Airport Rev Series 2020 C, 5% 7/1/2029 (e)	595,000	631,985
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (e)	2,920,000	2,974,223
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2027 (e)	4,020,000	4,156,221
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2028 (e)	425,000	445,900
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2034 (e)	1,000,000	1,054,055
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2035 (e)	1,000,000	1,047,072
		34,361,520
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2023B, 5.5% 9/1/2053 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,047,681
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2044 (Assured Guaranty Municipal Corp Insured)	70,000	71,087
		1,118,768
TOTAL PENNSYLVANIA		62,124,865
Puerto Rico - 0.8%
General Obligations - 0.6%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (f)	2,273,421	1,571,685
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	1,608,885	1,569,675
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	575,000	553,635
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2027	190,000	195,526
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	999,707	1,054,500
		4,945,021
Water & Sewer - 0.2%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 A, 5% 7/1/2033 (d)	900,000	932,751
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2033 (d)	250,000	259,097
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (d)	460,000	471,360
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 4% 7/1/2042 (d)	640,000	556,463
		2,219,671
TOTAL PUERTO RICO		7,164,692
Rhode Island - 0.6%
Education - 0.5%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2036	445,000	481,233
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2041	555,000	569,906
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2045	1,000,000	1,001,122
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2048	1,145,000	1,125,127
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (e)	35,000	34,854
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2030 (e)	730,000	768,808
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (e)	725,000	755,676
		4,736,726
General Obligations - 0.1%
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	320,000	346,178
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	280,000	293,424
		639,602
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	15,000	15,061
TOTAL RHODE ISLAND		5,391,389
South Carolina - 2.1%
Education - 0.1%
South Carolina Jobs Econ Dev (Furman University Proj.) Series 2022A, 4% 4/1/2052	1,000,000	867,562
Electric Utilities - 0.8%
South Carolina St Svc Auth Rev 5% 12/1/2031	1,250,000	1,380,899
South Carolina St Svc Auth Rev 5% 12/1/2032	1,100,000	1,219,564
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2026	140,000	142,720
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2029	500,000	504,736
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2033	15,000	15,103
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2038	80,000	80,046
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2037	1,290,000	1,388,492
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	400,000	409,398
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	555,000	581,150
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	140,000	127,151
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	205,000	206,800
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	1,510,000	1,534,652
South Carolina St Svc Auth Rev Series B, 5% 12/1/2031	105,000	106,165
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	195,000	195,684
		7,892,560
Health Care - 0.9%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.5% 11/15/2044	1,150,000	1,140,020
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2048	5,000,000	5,214,285
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2042	1,115,000	1,049,566
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 5% 2/1/2040	835,000	872,427
South Carolina Jobs-Economic Dev Auth Hosp Rev (St Joseph Candler Health Proj.) 5% 7/1/2033	170,000	178,059
Spartanburg Cnty SC Regl Health Svcs Hosp Rev 4% 4/15/2048	20,000	17,276
		8,471,633
Housing - 0.0%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	35,000	35,237
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	230,000	250,376
		285,613
Transportation - 0.3%
Charleston Cnty SC Arpt Dist Series 2019, 5% 7/1/2048	395,000	395,082
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2054 (e)	1,475,000	1,494,087
South Carolina St Ports Auth Series 2018, 5% 7/1/2043 (e)	520,000	520,498
		2,409,667
TOTAL SOUTH CAROLINA		19,927,035
South Dakota - 0.0%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Regional Health Inc Proj.) Series 2020 A, 3% 9/1/2045	475,000	356,959
Tennessee - 1.0%
Education - 0.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2038	900,000	941,749
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2023, 5% 5/1/2040	800,000	822,750
		1,764,499
General Obligations - 0.3%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 5% 1/1/2030	2,400,000	2,629,193
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	575,000	499,353
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2025	385,000	385,464
		884,817
Housing - 0.1%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) 3% 7/1/2051	415,000	409,791
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 3% 1/1/2052	205,000	201,414
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	65,000	49,773
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	75,000	54,116
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	145,000	118,501
Tennessee Hsg Dev Agy Series 2015A, 3.5% 7/1/2045	130,000	129,739
		963,334
Transportation - 0.3%
Memphis-Shelby Cnty TN Arpt Auth Series 20018, 5% 7/1/2026 (e)	450,000	457,911
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2037 (e)	200,000	202,235
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (e)	1,315,000	1,324,222
Metro Nashville Arpt Auth Rev Series 2015 B, 4% 7/1/2025 (e)	55,000	54,999
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2038 (e)	655,000	666,396
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (e)	75,000	73,325
		2,779,088
TOTAL TENNESSEE		9,020,931
Texas - 6.8%
Education - 0.6%
Austin TX Cmty College Dst Rev 5% 8/1/2025	200,000	200,299
Austin TX Cmty College Dst Rev 5% 8/1/2026	200,000	204,705
Board of Regents of the University of Texas System Series 2021 A, 2% 8/15/2036	700,000	551,086
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	540,000	467,309
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 4% 10/1/2051	1,200,000	950,263
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.25% 10/1/2054	1,500,000	1,414,653
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 3% 10/1/2032	370,000	348,162
University North Tex Univ Rev Series 2022A, 5% 4/15/2047	2,000,000	2,011,215
		6,147,692
Electric Utilities - 0.3%
Garland Tex Elec Util Sys Rev 4% 3/1/2035	765,000	781,650
Garland Tex Elec Util Sys Rev 4% 3/1/2036	750,000	759,889
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2033	5,000	5,127
San Antonio TX Elec & Gas Rev Series 2024 B, 5.25% 2/1/2049	1,000,000	1,038,144
		2,584,810
General Obligations - 1.5%
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	170,000	144,886
Brazos Cnty Tex Gen. Oblig. Series 2020, 2.125% 9/1/2040	355,000	238,029
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	660,000	481,031
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	735,000	609,206
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	500,000	528,728
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2036	2,305,000	2,523,051
Denton Cnty TX Gen. Oblig. Series 2025, 5% 7/15/2045	1,405,000	1,458,748
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	395,000	381,968
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	150,000	135,059
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2025	690,000	693,223
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 5% 10/1/2026	900,000	924,403
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,652
Leander Independent School District Series 2025 A, 0% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed) (f)	1,000,000	679,848
Leander Independent School District Series 2025 A, 5% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	700,000	754,825
Leander Independent School District Series 2025 B, 5% 8/15/2029	970,000	1,049,177
Mansfield TX Gen. Oblig. 2.375% 2/15/2036	565,000	476,320
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	1,610,000	1,615,934
Pflugerville TX Gen. Oblig. 1.875% 8/1/2036	1,095,000	818,860
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	295,000	323,576
		13,862,524
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	220,000	192,135
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	10,000	10,425
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 A, 5% 7/1/2029	305,000	323,313
		525,873
Housing - 0.2%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	465,000	471,597
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	960,000	1,045,890
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	118,759	102,659
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3.5% 3/1/2051	95,000	94,482
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	55,000	55,430
		1,770,058
Special Tax - 0.2%
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	2,380,000	2,319,066
Synthetics - 0.2%
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 2.05% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(i)	1,500,000	1,500,000
Transportation - 2.0%
Central TX Regl Mobility Auth Rev 5% 1/1/2027	775,000	782,335
Central TX Regl Mobility Auth Rev 5% 1/1/2033	640,000	690,240
Central TX Regl Mobility Auth Rev 5% 1/1/2034	650,000	697,373
Central TX Regl Mobility Auth Rev 5% 1/1/2035	550,000	586,677
Central TX Regl Mobility Auth Rev 5% 1/1/2036	850,000	901,130
Central TX Regl Mobility Auth Rev 5% 1/1/2037	1,100,000	1,159,187
Central TX Regl Mobility Auth Rev 5% 1/1/2038	1,100,000	1,151,621
Central TX Regl Mobility Auth Rev Series 2020 B, 5% 1/1/2045	1,000,000	1,010,473
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2041 (e)	1,000,000	996,390
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2026 (e)	200,000	203,575
City of Houston TX Airport System Revenue Series 2018 C, 5% 7/1/2030 (e)	120,000	124,822
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	2,545,000	2,665,132
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (e)	320,000	320,604
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2031 (e)	25,000	25,344
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (f)	2,845,000	1,976,940
North TX Twy Auth Rev 4% 1/1/2032	2,000,000	2,030,721
North TX Twy Auth Rev Series 2024A, 5% 1/1/2040	725,000	766,706
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	245,000	259,164
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	1,075,000	1,174,401
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	1,000,000	955,382
Texas Transportation Commission 0% 8/1/2041 (f)	250,000	112,444
		18,590,661
Water & Sewer - 1.8%
City of Georgetown TX Series 2025, 5% 8/15/2029	700,000	758,206
City of Georgetown TX Series 2025, 5% 8/15/2030	725,000	796,410
City of Georgetown TX Series 2025, 5% 8/15/2031	650,000	720,391
City of Georgetown TX Series 2025, 5% 8/15/2032	825,000	920,789
City of Georgetown TX Series 2025, 5% 8/15/2033	525,000	588,042
City of Georgetown TX Series 2025, 5% 8/15/2034	670,000	752,585
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	660,000	698,314
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2032	320,000	355,536
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2033	465,000	519,044
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2045	955,000	976,815
Houston TX Util Sys Rev 5% 11/15/2045	1,000,000	1,018,021
Houston TX Util Sys Rev Series 2021 A, 5% 11/15/2026	445,000	459,511
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2034	600,000	664,612
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2035	550,000	604,452
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2036	450,000	490,533
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2045	1,230,000	1,259,620
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2046	1,295,000	1,322,563
Laredo TX Wtrwks Swr Sys Rev Series 2024A, 5% 3/1/2047	750,000	764,712
North TX Mun Wtr Dist TX Regl Wastewtr Sys Contract Rev Series 2025, 5.25% 6/1/2046	2,360,000	2,475,373
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2033	5,000	5,239
San Antonio TX Wtr Rev Series 2020 A, 5% 5/15/2050	475,000	477,810
		16,628,578
TOTAL TEXAS		63,929,262
Utah - 0.2%
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	135,278	105,738
Special Tax - 0.1%
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	500,000	502,577
Transportation - 0.1%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2037 (e)	385,000	388,007
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2033 (e)	175,000	179,916
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2037 (e)	310,000	331,123
		899,046
TOTAL UTAH		1,507,361
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (e)	620,000	628,366
Housing - 0.0%
Vermont Hsg Fin Agy (Vermont Hsg Purp Bond Prog 7/1/07 Proj.) Series 2021A, 3% 11/1/2051	240,000	234,289
TOTAL VERMONT		862,655
Virginia - 0.8%
Education - 0.1%
Salem Economic Development Authority (Roanoke College Proj.) 4% 4/1/2040	120,000	105,313
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	500,000	504,978
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 5.5% 4/1/2045	625,000	620,378
		1,230,669
General Obligations - 0.4%
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	195,000	176,704
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2034	1,850,000	1,899,235
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 4% 2/1/2035	1,700,000	1,734,841
		3,810,780
Health Care - 0.0%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2021, 3% 1/1/2051	425,000	289,541
Housing - 0.1%
Virginia Housing Development Authority Series 2020 E, 2.3% 7/1/2040	1,000,000	722,725
Transportation - 0.2%
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2034 (e)	1,465,000	1,428,620
TOTAL VIRGINIA		7,482,335
Washington - 2.2%
Education - 0.2%
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	725,000	505,324
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	315,000	286,532
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	550,000	551,511
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5.125% 7/1/2033 (d)	740,000	790,024
		2,133,391
General Obligations - 0.3%
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2044	3,010,000	3,085,781
Health Care - 0.1%
WA St Hsg Fin Commission (Humangood National Obligated Grp Proj.) 5% 7/1/2038 (d)	100,000	98,573
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	100,000	89,835
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	735,000	746,953
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	5,000	4,999
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2030	5,000	5,127
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2031	10,000	10,237
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	100,000	98,251
		1,053,975
Housing - 0.6%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2021, 4% 12/1/2029	230,000	234,067
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	200,000	194,502
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) 2.75% 12/1/2034	2,105,000	1,845,090
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2027 (WA Single Family Prog 11/1/10 Guaranteed)	985,000	1,035,624
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2028 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	533,447
Washington St Hsg Fin Comm Series 2021 2N, 5% 12/1/2029 (WA Single Family Prog 11/1/10 Guaranteed)	500,000	540,010
Washington St Hsg Fin Comm Series 2021 2N, 5% 6/1/2026 (WA Single Family Prog 11/1/10 Guaranteed)	970,000	989,179
		5,371,919
Special Tax - 0.5%
Spokane WA Pub Facs Dist Sales Series 2017, 5% 12/1/2041	295,000	297,066
Washington St Convention Ctr Pub Facs Dist Series 2021 B, 3% 7/1/2058 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,163,092
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	130,000	97,315
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	2,540,000	2,573,462
		4,130,935
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2031 (e)	350,000	357,559
Port Seattle WA Rev Series 2019, 4% 4/1/2044 (e)	100,000	85,640
Port Seattle WA Rev Series 2021C, 5% 8/1/2025 (e)	365,000	365,449
Port Seattle WA Rev Series 2021C, 5% 8/1/2026 (e)	495,000	504,969
Port Seattle WA Rev Series 2021C, 5% 8/1/2027 (e)	305,000	315,534
Port Seattle WA Rev Series 2021C, 5% 8/1/2028 (e)	860,000	901,192
		2,530,343
Water & Sewer - 0.2%
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2036	900,000	1,010,492
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2040	400,000	430,292
Seattle Wash Drain & Wstwtr Rv Series 2025, 5% 5/1/2041	500,000	532,624
		1,973,408
TOTAL WASHINGTON		20,279,752
West Virginia - 0.0%
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2032	50,000	51,314
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	245,000	237,104
		288,418
TOTAL WEST VIRGINIA		288,418
Wisconsin - 1.2%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2040 (d)	95,000	91,830
Wisconsin Health & Educational Facilities Authority (Marquette University, WI Proj.) Series 2019, 5% 10/1/2030	195,000	209,260
		301,090
Escrowed/Pre-Refunded - 0.0%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2040 (Pre-refunded to 4/1/2030 at 100) (d)	5,000	5,437
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	80,000	80,660
Wisconsin St Health & Edl Facs Auth Rev 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	95,000	95,784
		181,881
General Obligations - 0.4%
Howard Suamico WI Scd 2% 3/1/2038	265,000	192,990
New Richmond Wis Sch Dist 4% 4/1/2043	1,940,000	1,754,093
New Richmond Wis Sch Dist 5% 4/1/2034	1,355,000	1,484,353
		3,431,436
Health Care - 0.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	320,000	282,001
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	75,000	74,039
Public Fin Auth WI Revenue (Bayhealth Medical Center Inc Proj.) Series 2021 A, 3% 7/1/2050	380,000	270,133
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) Series 2022 A, 5% 10/1/2052	225,000	225,163
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (d)	45,000	42,932
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (d)	40,000	36,829
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	60,000	63,636
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2028	150,000	159,078
Wisconsin Health & Educational Facilities Authority (Bellin Hosp Proj.) Series 2019 A, 5% 12/1/2029	150,000	161,148
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2040	50,000	40,703
Wisconsin Health & Educational Facilities Authority (Medical College of WI Inc Proj.) Series 2016, 4% 12/1/2046	675,000	595,482
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2046 (Pre-refunded to 11/15/2046 at 100)	100,000	86,703
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	320,000	266,479
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	165,000	134,161
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2054	2,500,000	2,563,519
		5,002,006
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	130,000	127,629
Industrial Development - 0.2%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	1,870,000	1,365,100
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 B, 6.5% 6/1/2056 (d)	500,000	395,000
		1,760,100
TOTAL WISCONSIN		10,804,142
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2022 3, 5% 12/1/2025 (e)	375,000	377,381
TOTAL MUNICIPAL SECURITIES (Cost $920,415,191)		881,092,050

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $53,779,440)	2.90	53,768,686	53,779,440

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $974,194,631)	934,871,490
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,573,743)
NET ASSETS - 100.0%	933,297,747

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Non-income producing - Security is in default.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,204,078 or 1.1% of net assets.

(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(g)	Level 3 security
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	75,363,702	83,828,027	105,412,289	964,195	-	-	53,779,440	53,768,686	1.9%
Total	75,363,702	83,828,027	105,412,289	964,195	-	-	53,779,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	96,903,219	-	96,903,219	-
Electric Utilities	41,609,258	-	41,609,258	-
Escrowed/Pre-Refunded	1,738,315	-	1,738,315	-
General Obligations	261,456,788	-	261,456,788	-
Health Care	78,117,908	-	78,010,124	107,784
Housing	57,470,894	-	57,470,894	-
Industrial Development	8,982,754	-	8,982,754	-
Other	3,591,216	-	3,591,216	-
Special Tax	86,426,626	-	86,426,626	-
Synthetics	1,500,000	-	1,500,000	-
Tobacco Bonds	9,054,722	-	9,054,722	-
Transportation	189,387,483	-	189,387,483	-
Water & Sewer	44,852,867	-	44,852,867	-

Money Market Funds	53,779,440	53,779,440	-	-
Total Investments in Securities:	934,871,490	53,779,440	880,984,266	107,784
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $920,415,191)	$881,092,050
Fidelity Central Funds (cost $53,779,440)	53,779,440

Total Investment in Securities (cost $974,194,631)		$934,871,490
Cash		100,001
Receivable for investments sold
Regular delivery		167
Delayed delivery		1,455,048
Receivable for fund shares sold		3,339,485
Interest receivable		10,946,319
Distributions receivable from Fidelity Central Funds		186,078
Other receivables		52
Total assets		950,898,640
Liabilities
Payable for investments purchased on a delayed delivery basis	$13,661,267
Payable for fund shares redeemed	1,558,282
Distributions payable	2,381,344
Total liabilities		17,600,893
Net Assets		$933,297,747
Net Assets consist of:
Paid in capital		$982,411,939
Total accumulated earnings (loss)		(49,114,192)
Net Assets		$933,297,747
Net Asset Value, offering price and redemption price per share ($933,297,747 ÷ 96,704,614 shares)		$9.65
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$13,079,051
Income from Fidelity Central Funds		964,195
Total income		14,043,246
Expenses
Independent trustees' fees and expenses	$1,135
Total expenses before reductions	1,135
Expense reductions	(223)
Total expenses after reductions		912
Net Investment income (loss)		14,042,334
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,430,560)
Total net realized gain (loss)		(1,430,560)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(13,129,851)
Total change in net unrealized appreciation (depreciation)		(13,129,851)
Net gain (loss)		(14,560,411)
Net increase (decrease) in net assets resulting from operations		$(518,077)
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,042,334	$23,163,247
Net realized gain (loss)	(1,430,560)	(1,862,873)
Change in net unrealized appreciation (depreciation)	(13,129,851)	(4,194,753)
Net increase (decrease) in net assets resulting from operations	(518,077)	17,105,621
Distributions to shareholders	(13,750,156)	(22,759,179)

Share transactions
Proceeds from sales of shares	237,812,012	422,668,415
Reinvestment of distributions	103	128
Cost of shares redeemed	(167,293,215)	(243,694,917)

Net increase (decrease) in net assets resulting from share transactions	70,518,900	178,973,626
Total increase (decrease) in net assets	56,250,667	173,320,068

Net Assets
Beginning of period	877,047,080	703,727,012
End of period	$933,297,747	$877,047,080

Other Information
Shares
Sold	24,517,914	42,939,975
Issued in reinvestment of distributions	11	13
Redeemed	(17,259,497)	(24,767,325)
Net increase (decrease)	7,258,428	18,172,663

Financial Highlights
Fidelity Flex® Municipal Income Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$9.81	$9.87	$9.45	$10.56	$10.50	$10.35
Income from Investment Operations
Net investment income (loss) A,B	.152	.290	.259	.200	.173	.232
Net realized and unrealized gain (loss)	(.163)	(.066)	.414	(1.111)	.068	.153
Total from investment operations	(.011)	.224	.673	(.911)	.241	.385
Distributions from net investment income	(.149)	(.283)	(.253)	(.199)	(.177)	(.235)
Distributions from net realized gain	-	(.001)	-	-	(.004)	-
Total distributions	(.149)	(.284)	(.253)	(.199)	(.181)	(.235)
Net asset value, end of period	$9.65	$9.81	$9.87	$9.45	$10.56	$10.50
Total Return C,D	(.11) %	2.31%	7.25%	(8.63)%	2.31%	3.79%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H	-% H	.01%	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G	-%	-%	-%	-%	-%
Expenses net of all reductions, if any H	-% G	-%	-%	-%	-%	-%
Net investment income (loss)	3.17% G	2.95%	2.71%	2.07%	1.65%	2.26%
Supplemental Data
Net assets, end of period (000 omitted)	$933,298	$877,047	$703,727	$608,621	$643,945	$311,999
Portfolio turnover rate I	10 % G	10%	5%	16%	5%	24%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,923,976
Gross unrealized depreciation	(43,145,447)
Net unrealized appreciation (depreciation)	$(38,221,471)
Tax cost	$973,092,961

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,682,259)
Long-term	(6,811,876)
Total capital loss carryforward	$(9,494,135)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	145,530,021	40,179,934
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Municipal Income Fund	2,215,700	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $223.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884857.107
XLI-SANN-0825
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 97.0%
	Principal Amount (a)	Value ($)
Alabama - 3.4%
Electric Utilities - 0.7%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	100,000	100,205
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	500,000	500,302
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 4.05% 12/1/2036 VRDN (b)(c)	1,000,000	1,000,000
		1,600,507
General Obligations - 0.6%
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	95,000	95,609
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	310,000	326,000
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	125,000	126,651
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	80,000	82,890
Southeast Energy Authority A Cooperative District 5% 1/1/2027 (Athene Annuity And Life Company Guaranteed)	700,000	713,090
		1,344,240
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.34% 11/1/2042 VRDN (b)	300,000	300,000
Synthetics - 1.9%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.22% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	700,000	700,000
Black Belt Energy Gas District Participating VRDN 2.22% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,000,000	1,000,000
Black Belt Energy Gas District Participating VRDN 2.22% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 2.22% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,600,000	1,600,001
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 2.22% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	500,000	500,000
		4,100,001
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	90,000	90,377
Jefferson Cnty AL Swr Rev 5% 10/1/2026	55,000	56,340
Jefferson Cnty AL Swr Rev 5% 10/1/2027	50,000	52,165
		198,882
TOTAL ALABAMA		7,543,630
Alaska - 1.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	120,000	123,022
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	95,000	101,563
		224,585
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.07% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	700,000	700,000
Transportation - 0.7%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,410,000	1,416,037
TOTAL ALASKA		2,340,622
Arizona - 4.0%
Electric Utilities - 0.4%
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	500,000	500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	400,000	400,000
		900,000
General Obligations - 1.1%
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	650,000	650,000
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	875,000	893,458
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	550,000	573,789
Buckeye Ariz Un High Sch Dist No 201 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	375,000	398,627
		2,515,874
Health Care - 0.7%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	360,000	362,789
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	455,000	468,510
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	365,000	382,790
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	300,000	300,428
		1,514,517
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	835,000	849,843
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.1% tender 12/1/2035 (b)(c)	900,000	900,167
Synthetics - 0.9%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.2% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 2.2% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	500,000	500,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.2% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,400,000	1,400,000
		2,100,000
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	185,000	188,161
TOTAL ARIZONA		8,968,562
California - 9.5%
General Obligations - 0.2%
California Community Choice Financing Authority Series 2025B, 5% 11/1/2028 (Pacific Life Insurance Co Guaranteed)	350,000	366,995
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	200,000	201,022
Resource Recovery - 1.4%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	1,100,000	1,099,577
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	800,000	801,077
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(e)	1,100,000	1,099,395
		3,000,049
Synthetics - 6.6%
CA Multi Fam Hsg Mission Gateway Apts Participating VRDN Series 2025 CF7034, 2.02% 3/1/2055 (Liquidity Facility Citibank NA) (b)(d)	1,300,000	1,300,000
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 2.22% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,005,000	2,005,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.2% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.04% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	599,614	599,614
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.2% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	800,000	800,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.2% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	100,000	100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.5% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,100,000	2,100,000
California Stwide Cmnty Mf Rev Participating VRDN 4.5% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	400,000	400,000
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.5% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,805,000	3,805,000
San Francisco CA Multi Fam Hsg Haynes Apts Participating VRDN Series 2025 CF7033, 2.02% 7/1/2053 (Liquidity Facility Citibank NA) (b)(d)	1,100,000	1,100,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.2% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	2,200,000	2,200,000
		14,609,614
Transportation - 1.2%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,595,000	1,619,298
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	810,000	822,340
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	200,000	203,047
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	55,000	55,837
		2,700,522
TOTAL CALIFORNIA		20,878,202
Colorado - 2.0%
Housing - 0.3%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	400,000	400,590
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	200,000	201,491
		602,081
Synthetics - 1.5%
Colorado Health Facilities Authority Participating VRDN 2.07% 11/1/2042 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,280,000	2,280,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 2.22% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	1,100,000	1,100,000
		3,380,000
Transportation - 0.2%
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	275,000	286,093
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	165,000	166,026
		452,119
TOTAL COLORADO		4,434,200
Connecticut - 0.9%
Education - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	1,100,000	1,093,814
General Obligations - 0.4%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	105,000	105,085
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	385,000	409,301
West Haven CT BAN 4.25% 3/26/2026	300,000	301,855
		816,241
TOTAL CONNECTICUT		1,910,055
District Of Columbia - 0.8%
Housing - 0.4%
District Columbia Hsg Fin Mult Series 2022, 3.05% tender 9/1/2041 (b)	600,000	599,639
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	340,000	344,040
		943,679
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	235,000	240,716
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	535,000	555,425
		796,141
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	120,000	118,402
TOTAL DISTRICT OF COLUMBIA		1,858,222
Florida - 7.2%
General Obligations - 0.0%
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	25,000	25,116
Health Care - 0.8%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.52% 4/1/2049 VRDN (b)	1,500,000	1,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	190,000	194,513
		1,694,513
Housing - 0.8%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	390,000	389,671
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	125,000	125,634
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	75,000	75,479
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	185,000	185,719
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	420,000	421,591
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	135,000	135,283
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	290,000	290,169
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	250,000	250,668
		1,874,214
Resource Recovery - 1.4%
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	3,000,000	3,000,882
Special Tax - 1.4%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.64% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	3,120,000	3,120,000
Synthetics - 2.3%
Gallery Smathers Plz FL Participating VRDN Series 2025 CF7017, 2.04% 4/1/2037 (Liquidity Facility Citibank NA) (b)(d)	200,000	200,000
Greater Orlando Aviation Auth Participating VRDN 4.4% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	175,000	175,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2024 XF1740, 2.02% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,805,000	1,805,001
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.2% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	200,000	200,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 2.04% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	525,000	525,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF1917, 2% 10/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	500,000	500,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 2.04% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	1,600,000	1,600,000
		5,005,001
Transportation - 0.5%
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	450,000	473,779
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2025 (g)	125,000	123,769
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2027 (c)	345,000	358,171
		955,719
TOTAL FLORIDA		15,675,445
Georgia - 2.8%
Electric Utilities - 1.0%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2% 1/1/2038 VRDN (b)	900,000	900,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	85,000	84,849
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	155,000	156,890
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	210,000	209,703
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3.8% tender 10/1/2032 (b)	200,000	200,876
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	280,000	286,090
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 4.05% 12/1/2037 VRDN (b)(c)	200,000	200,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	170,000	170,377
		2,208,785
General Obligations - 1.1%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	70,000	70,119
Main Street Natural Gas Inc Series 2022B, 5% 6/1/2026 (Citigroup Inc Guaranteed)	1,900,000	1,926,127
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	75,000	76,661
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	350,000	353,343
		2,426,250
Synthetics - 0.7%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.2% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 1.95% 4/1/2047, LOC Bank of America NA VRDN (b)	1,400,000	1,400,000
		1,600,000
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	75,000	74,999
TOTAL GEORGIA		6,310,034
Guam - 0.0%
Electric Utilities - 0.0%
Guam Power Auth. 5% 10/1/2025	85,000	85,293
Hawaii - 0.3%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	370,000	375,799
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN 2.12% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	200,000	200,000
TOTAL HAWAII		575,799
Illinois - 3.2%
General Obligations - 0.4%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	255,000	256,697
Illinois St Gen. Oblig. 5% 3/1/2026	340,000	344,090
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	85,000	87,081
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	125,000	129,060
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	85,000	89,022
		905,950
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	90,000	90,877
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	100,000	100,974
		191,851
Synthetics - 1.9%
Chicago Gen. Oblig. Participating VRDN 1.98% 1/1/2038 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.1% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,900,000	1,900,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 4.4% 1/1/2059 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	170,000	170,000
Chicago Ill Pk Dist Gen. Oblig. Participating VRDN Series 2022 XM1034, 2.04% 1/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	800,000	800,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2.06% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	400,000	400,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.22% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	820,000	820,000
		4,290,000
Transportation - 0.6%
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	910,000	946,134
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	410,000	413,539
		1,359,673
Water & Sewer - 0.2%
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2026 (h)	350,000	351,534
TOTAL ILLINOIS		7,099,008
Indiana - 0.3%
Electric Utilities - 0.0%
Indiana St Dev Fin Auth Envr Rev (Duke Energy Ind Inc Proj.) 2.14% 12/1/2038 VRDN (b)(c)	100,000	99,999
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	370,000	373,297
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	65,000	65,603
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	130,000	133,117
		198,720
TOTAL INDIANA		672,016
Iowa - 0.4%
Electric Utilities - 0.4%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2% 7/1/2038 VRDN (b)(c)	800,000	800,000
Kentucky - 1.1%
Electric Utilities - 0.4%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	800,000	807,264
General Obligations - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	295,000	301,903
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	330,000	335,194
		637,097
Industrial Development - 0.5%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.65% 7/1/2060 VRDN (b)(c)	1,100,000	1,100,000
TOTAL KENTUCKY		2,544,361
Louisiana - 4.6%
Housing - 0.1%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	370,000	373,808
Industrial Development - 3.9%
St James Parish LA Rev (Nucor Corp Proj.) 2.16% 11/1/2040 VRDN (b)	8,695,000	8,695,000
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	280,000	282,695
New Orleans LA Aviation Board 5% 1/1/2027 (c)	315,000	323,203
New Orleans LA Aviation Board 5% 1/1/2028 (c)	595,000	618,046
		1,223,944
TOTAL LOUISIANA		10,292,752
Maryland - 0.8%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	495,000	495,921
Synthetics - 0.6%
Baltimore County Gen. Oblig. Participating VRDN 2.27% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 2.27% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.2% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	300,000	300,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 2.27% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
		1,300,000
TOTAL MARYLAND		1,795,921
Massachusetts - 0.3%
Education - 0.1%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	80,000	80,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (c)	110,000	110,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	65,000	65,000
		255,000
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	300,000	300,352
TOTAL MASSACHUSETTS		555,352
Michigan - 1.0%
Education - 0.2%
Wayne St Univ MI Univ Revs Series 2024A, 5% 11/15/2026 (Build America Mutual Assurance Co Insured)	500,000	515,385
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	730,000	719,578
General Obligations - 0.3%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	160,000	162,165
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	165,000	169,834
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	90,000	93,897
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 2.02% 4/15/2059 VRDN (b)	300,000	300,000
		725,896
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	265,000	269,116
Transportation - 0.0%
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	55,000	55,082
TOTAL MICHIGAN		2,285,057
Minnesota - 0.4%
Synthetics - 0.3%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 2.2% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	600,000	600,000
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2023B, 5% 1/1/2026 (c)	350,000	353,248
TOTAL MINNESOTA		953,248
Mississippi - 0.7%
Electric Utilities - 0.1%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.7% 11/1/2052 VRDN (b)(c)	320,000	320,000
Industrial Development - 0.6%
Mississippi Bus Fin Corp Rev (Mississippi Power Co Proj.) Series 1999, 4.1% 12/1/2027 VRDN (b)(c)	1,200,000	1,200,000
TOTAL MISSISSIPPI		1,520,000
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	150,000	154,228
Synthetics - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.4% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	100,000	100,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
		300,000
TOTAL MISSOURI		454,228
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	660,000	660,526
Nebraska - 0.7%
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	435,000	434,727
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.12% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	500,000	500,000
Transportation - 0.3%
Lincoln Neb Arpt Auth Series 2021, 5% 7/1/2025 (c)	550,000	550,000
TOTAL NEBRASKA		1,484,727
Nevada - 0.2%
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	260,000	269,800
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(e)	200,000	200,040
TOTAL NEVADA		469,840
New Hampshire - 1.0%
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	170,000	170,406
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	35,000	35,091
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	115,000	115,539
		321,036
Resource Recovery - 0.7%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	1,400,000	1,409,746
Synthetics - 0.2%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.22% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(f)	500,000	500,000
TOTAL NEW HAMPSHIRE		2,230,782
New Jersey - 3.4%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	250,000	251,450
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (c)	150,000	154,577
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	415,000	427,664
		833,691
General Obligations - 2.5%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026 (h)	2,100,000	2,112,481
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (e)	180,000	184,940
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	360,000	364,717
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	240,000	244,775
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (g)	155,000	152,817
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	1,300,000	1,302,294
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	80,000	82,035
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	75,000	78,416
Orange Twp NJ BAN 4% 3/18/2026	1,100,000	1,105,775
		5,628,250
Housing - 0.3%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (b)	550,000	556,207
Synthetics - 0.2%
New Jersey Multi Fam Hsg 609 Road Participating VRDN Series 2025 CF7019, 2.02% 6/1/2029 (Liquidity Facility Citibank NA) (b)(d)	500,000	499,999
TOTAL NEW JERSEY		7,518,147
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 9/15/2025 (c)	145,000	145,423
Port Auth NY & NJ Series 193, 5% 10/15/2025 (c)	265,000	266,118
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	275,000	276,742
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	565,000	579,080
		1,267,363
TOTAL NEW JERSEY,NEW YORK		1,267,363
New Mexico - 0.4%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	755,000	754,457
Synthetics - 0.1%
New Mexico St Hosp Equip Ln Co Participating VRDN 2.27% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	195,000	195,000
TOTAL NEW MEXICO		949,457
New York - 11.2%
General Obligations - 7.8%
Albany NY BAN 4% 3/20/2026	2,500,000	2,511,622
Bay Shore NY Un Free Sch Dist BAN 4% 7/15/2025	1,700,000	1,700,540
Binghamton NY BAN 4% 4/10/2026	2,300,000	2,314,570
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	1,000,000	1,000,925
City of New York NY Gen. Oblig. 5% 8/1/2028	2,255,000	2,411,107
City of New York NY Gen. Oblig. Series A, 5% 8/1/2027	3,665,000	3,670,907
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026 (h)	800,000	805,641
Ithaca City New York BAN 4.25% 2/13/2026	1,000,000	1,003,276
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	1,000,000	1,006,205
Washington Co NY BAN 4% 3/20/2026	600,000	603,775
		17,028,568
Health Care - 0.1%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2025	175,000	175,811
Housing - 0.5%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	90,000	93,445
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	115,000	115,033
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	925,000	925,295
		1,133,773
Special Tax - 0.0%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	35,000	35,314
Synthetics - 2.6%
Liberty NY Dev Corp Rev Participating VRDN 2.27% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	300,000	300,000
Metropolitan Transn Auth NY Rv Participating VRDN 2.2% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,300,000	2,300,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.2% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	225,000	225,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.27% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.37% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	2,600,000	2,600,000
		5,825,000
Transportation - 0.2%
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	45,000	45,249
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	330,000	337,160
		382,409
TOTAL NEW YORK		24,580,875
North Carolina - 1.8%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	500,000	500,193
Health Care - 0.1%
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	335,000	335,169
Housing - 1.2%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (b)	600,000	605,238
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	2,000,000	1,999,748
		2,604,986
Transportation - 0.3%
Charlotte NC Arpt Rev Series 2023B, 5% 7/1/2027 (c)	550,000	568,745
TOTAL NORTH CAROLINA		4,009,093
North Dakota - 0.1%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2025	25,000	25,055
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2026	210,000	213,975
		239,030
TOTAL NORTH DAKOTA		239,030
Ohio - 1.6%
Education - 0.0%
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	70,000	68,040
Electric Utilities - 0.9%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	300,000	303,837
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	475,000	491,610
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	525,000	522,462
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	480,000	477,482
		1,795,391
Health Care - 0.6%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 2.45% 1/15/2033 VRDN (b)	500,000	500,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.45% 1/15/2045 VRDN (b)	900,000	900,000
		1,400,000
Housing - 0.0%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	130,000	132,775
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	95,000	95,787
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	95,000	97,994
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	60,000	63,365
		257,146
TOTAL OHIO		3,653,352
Oklahoma - 0.9%
General Obligations - 0.5%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	700,000	702,388
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2026	525,000	532,791
		1,235,179
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.56% 8/15/2031 VRDN (b)	625,000	625,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	114,268	114,268
TOTAL OKLAHOMA		1,974,447
Oregon - 0.1%
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2025 (c)	295,000	295,000
Pennsylvania - 6.4%
General Obligations - 1.6%
Pennsylvania St 5% 9/1/2026	780,000	801,000
Pennsylvania St 5% 9/1/2027	1,820,000	1,909,708
Pennsylvania St Series 2019, 5% 7/15/2026	200,000	204,785
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	545,000	569,424
		3,484,917
Health Care - 1.4%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	410,000	418,125
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.72% 9/1/2050 VRDN (b)	800,000	800,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023 A 2, 5% 5/15/2026	500,000	508,266
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.72% 9/1/2050 VRDN (b)	1,450,000	1,450,000
		3,176,391
Resource Recovery - 3.4%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	1,800,000	1,800,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	600,000	605,790
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	2,000,000	2,014,753
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2049 (b)(c)	1,600,000	1,600,189
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	1,600,000	1,600,315
		7,621,047
TOTAL PENNSYLVANIA		14,282,355
Rhode Island - 0.5%
Education - 0.4%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2025	500,000	503,004
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2026	350,000	359,661
		862,665
General Obligations - 0.1%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	300,000	300,474
TOTAL RHODE ISLAND		1,163,139
South Carolina - 0.6%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5% 12/1/2026	130,000	133,878
South Carolina St Svc Auth Rev 5% 12/1/2028	190,000	203,079
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2025	350,000	352,683
		689,640
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.23% 4/1/2030 VRDN (b)(c)	300,000	300,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.27% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	300,000	300,000
TOTAL SOUTH CAROLINA		1,289,640
Tennessee - 1.4%
Health Care - 0.7%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.23% 5/1/2039 VRDN (b)	1,400,000	1,400,000
Housing - 0.6%
Chattanooga Tenn Health Edl & Hsg Fac Brd Multifamily Hsg 3.6% tender 6/1/2048 (b)	910,000	916,581
Knoxville Cnty Tenn Health Edl& Hsg Fac Brd Multifamily Hsgrev Series 2024, 3.1% tender 9/1/2029 (b)	335,000	336,193
		1,252,774
Pooled Loans - 0.0%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 4.13% 7/1/2031, LOC Bank of America NA VRDN (b)	100,000	100,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.2% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	80,000	80,000
TOTAL TENNESSEE		3,032,774
Texas - 15.2%
Education - 0.5%
Texas A&M Univ Revs Series 2016 E, 4% 5/15/2027	1,000,000	1,010,011
Electric Utilities - 0.2%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	50,000	50,595
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 2.79% tender 2/1/2048 (b)(i)	455,000	454,822
		505,417
General Obligations - 4.6%
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	785,000	784,245
Boerne TX Isd Series 2024, 4% tender 2/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	175,000	179,145
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	1,000,000	1,012,701
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	1,000,000	1,036,027
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	1,200,000	1,211,752
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	1,760,000	1,900,279
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	235,000	237,675
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	1,625,000	1,617,630
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	640,000	642,359
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	110,000	110,832
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	445,000	447,145
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2027 (BP PLC Guaranteed)	230,000	236,250
Texas State Gen. Oblig. Series 2007 A, 2.08% 6/1/2037 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)(c)	800,000	800,000
		10,216,040
Health Care - 0.1%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	225,000	227,709
Housing - 1.5%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	1,005,000	994,971
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	385,000	386,572
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	190,000	190,542
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	110,000	111,560
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (b)	445,000	447,569
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	500,000	500,087
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	510,000	513,109
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	130,000	131,022
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	30,000	30,001
		3,305,433
Industrial Development - 5.1%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.05% 11/1/2040 VRDN (b)	1,800,000	1,800,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.15% 12/1/2027 VRDN (b)(c)	6,000,000	6,000,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.25% 11/1/2040 VRDN (b)	3,350,000	3,350,000
		11,150,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.1% tender 1/1/2026 (b)(c)	600,000	600,157
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	300,000	302,536
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2055 (b)(c)	1,000,000	1,000,101
		1,902,794
Special Tax - 0.6%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2026 (h)	400,000	405,112
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2029 (h)	900,000	962,375
		1,367,487
Synthetics - 0.8%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 2.2% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	200,000	200,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	200,000	200,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(f)	1,300,000	1,300,000
		1,700,000
Transportation - 0.5%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	105,000	105,672
City of Houston TX Airport System Revenue 5% 7/1/2025 (c)	500,000	500,000
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2025 (c)	250,000	250,221
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2026 (c)	235,000	239,044
North TX Twy Auth Rev 5% 1/1/2026	65,000	65,708
		1,160,645
Water & Sewer - 0.4%
San Antonio TX Wtr Rev Series 2013 F, 1% tender 5/1/2043 (b)	1,000,000	965,837
TOTAL TEXAS		33,511,373
Utah - 0.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	160,000	163,007
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (b)	235,000	236,167
Transportation - 0.0%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	40,000	39,999
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	60,000	61,939
		101,938
TOTAL UTAH		501,112
Virginia - 1.5%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	135,000	136,901
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	400,000	400,115
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	475,000	475,020
Synthetics - 1.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.22% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,000,000	2,000,001
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.27% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	400,000	400,000
		2,400,001
TOTAL VIRGINIA		3,412,037
Washington - 0.5%
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	80,000	81,643
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	135,000	137,298
		218,941
Transportation - 0.3%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	250,000	257,824
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	150,000	150,185
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	95,000	96,913
		504,922
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	325,000	319,550
TOTAL WASHINGTON		1,043,413
West Virginia - 0.1%
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.53% 6/1/2033 VRDN (b)	300,000	300,000
Wisconsin - 2.6%
Education - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	360,000	361,496
Escrowed/Pre-Refunded - 0.4%
Wisconsin Health & Educational Facilities Authority Series 2016 A, 4% 11/15/2046 (Pre-refunded to 5/15/2026 at 100)	885,000	892,301
General Obligations - 0.0%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	190,000	186,052
Health Care - 0.6%
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	330,000	335,164
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2026	400,000	404,178
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5% 2/15/2028	525,000	548,476
		1,287,818
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	115,000	115,259
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (e)	340,000	345,123
Resource Recovery - 0.8%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 4.1% tender 10/1/2025 (b)(c)	1,700,000	1,700,429
Transportation - 0.4%
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2025 (c)	800,000	806,066
TOTAL WISCONSIN		5,694,544
Wyoming - 0.7%
Electric Utilities - 0.7%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 2.33% 11/1/2025 VRDN (b)(c)	900,000	900,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.25% 11/1/2025 VRDN (b)(c)	700,000	700,000
		1,600,000
TOTAL WYOMING		1,600,000
TOTAL MUNICIPAL SECURITIES (Cost $214,460,864)		214,715,033

Money Market Funds - 4.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $10,041,599)	2.90	10,039,592	10,041,599

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $224,502,463)	224,756,632
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,271,167)
NET ASSETS - 100.0%	221,485,465

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,829,498 or 0.8% of net assets.

(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,314,268 or 2.4% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 2.2% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	6/22/23	800,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	200,000

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.2% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	200,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.22% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	500,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.2% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	114,268

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	1,300,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	5,926,511	31,683,904	27,568,816	98,156	-	-	10,041,599	10,039,592	0.4%
Total	5,926,511	31,683,904	27,568,816	98,156	-	-	10,041,599

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	5,000,102	-	5,000,102	-
Electric Utilities	12,268,775	-	12,268,775	-
Escrowed/Pre-Refunded	1,792,609	-	1,792,609	-
General Obligations	48,502,451	-	48,502,451	-
Health Care	13,309,103	-	13,309,103	-
Housing	17,048,735	-	17,048,735	-
Industrial Development	24,013,263	-	24,013,263	-
Pooled Loans	100,000	-	100,000	-
Resource Recovery	19,735,154	-	19,735,154	-
Special Tax	4,823,153	-	4,823,153	-
Synthetics	50,418,884	-	50,418,884	-
Transportation	15,491,453	-	15,491,453	-
Water & Sewer	2,211,351	-	2,211,351	-

Money Market Funds	10,041,599	10,041,599	-	-
Total Investments in Securities:	224,756,632	10,041,599	214,715,033	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $214,460,864)	$214,715,033
Fidelity Central Funds (cost $10,041,599)	10,041,599

Total Investment in Securities (cost $224,502,463)		$224,756,632
Cash		1,000
Receivable for fund shares sold		833,866
Interest receivable		1,919,476
Distributions receivable from Fidelity Central Funds		23,910
Other receivables		16
Total assets		227,534,900
Liabilities
Payable for investments purchased
Regular delivery	$162,707
Delayed delivery	4,632,189
Payable for fund shares redeemed	704,307
Distributions payable	550,232
Total liabilities		6,049,435
Net Assets		$221,485,465
Net Assets consist of:
Paid in capital		$221,138,915
Total accumulated earnings (loss)		346,550
Net Assets		$221,485,465
Net Asset Value, offering price and redemption price per share ($221,485,465 ÷ 22,059,202 shares)		$10.04
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$3,341,108
Income from Fidelity Central Funds		98,156
Total income		3,439,264
Expenses
Independent trustees' fees and expenses	$267
Total expenses before reductions	267
Expense reductions	(42)
Total expenses after reductions		225
Net Investment income (loss)		3,439,039
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	6,389
Total net realized gain (loss)		6,389
Change in net unrealized appreciation (depreciation) on investment securities		328,653
Net gain (loss)		335,042
Net increase (decrease) in net assets resulting from operations		$3,774,081
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,439,039	$6,300,894
Net realized gain (loss)	6,389	15,902
Change in net unrealized appreciation (depreciation)	328,653	(4,907)
Net increase (decrease) in net assets resulting from operations	3,774,081	6,311,889
Distributions to shareholders	(3,363,227)	(6,353,040)

Share transactions
Proceeds from sales of shares	73,628,665	123,183,009
Reinvestment of distributions	26	51
Cost of shares redeemed	(55,041,896)	(83,121,541)

Net increase (decrease) in net assets resulting from share transactions	18,586,795	40,061,519
Total increase (decrease) in net assets	18,997,649	40,020,368

Net Assets
Beginning of period	202,487,816	162,467,448
End of period	$221,485,465	$202,487,816

Other Information
Shares
Sold	7,343,031	12,295,472
Issued in reinvestment of distributions	3	5
Redeemed	(5,490,582)	(8,297,487)
Net increase (decrease)	1,852,452	3,997,990

Financial Highlights
Fidelity Flex® Conservative Income Municipal Bond Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$10.02	$9.96	$10.03	$10.04	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.162	.345	.320	.118	.052	.121
Net realized and unrealized gain (loss)	.017	.003	.057	(.069)	(.007)	.026
Total from investment operations	.179	.348	.377	.049	.045	.147
Distributions from net investment income	(.159)	(.347)	(.316)	(.119)	(.054)	(.125)
Distributions from net realized gain	-	(.001)	(.001)	-	(.001)	(.002)
Total distributions	(.159)	(.348)	(.317)	(.119)	(.055)	(.127)
Net asset value, end of period	$10.04	$10.02	$10.02	$9.96	$10.03	$10.04
Total Return C,D	1.79%	3.53%	3.85%	.49%	.45%	1.48%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% G	.02%	-% G	-% G	-% G
Expenses net of fee waivers, if any G	- % H	-%	-%	-%	-%	-%
Expenses net of all reductions, if any G	-% H	-%	-%	-%	-%	-%
Net investment income (loss)	3.26% H	3.45%	3.21%	1.19%	.52%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$221,485	$202,488	$162,467	$149,125	$145,602	$80,067
Portfolio turnover rate I	55 % H	67%	78%	58%	44%	36%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$357,155
Gross unrealized depreciation	(77,309)
Net unrealized appreciation (depreciation)	$279,846
Tax cost	$224,476,786

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	39,054,664	30,812,261
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Conservative Income Municipal Bond Fund	1,710,897	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9884864.107
XCB-SANN-0825
Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2025 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 3.9%
Electric Utilities - 0.9%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) 4.05% 6/1/2028 VRDN (b)(c)	9,600,000	9,600,000
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	875,000	876,796
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (b)	1,045,000	1,049,649
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	3,600,000	3,602,175
		15,128,620
General Obligations - 1.1%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	3,585,000	3,614,980
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	335,000	337,147
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	791,692
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	4,145,000	4,358,937
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,408,359
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	580,127
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	253,852
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,200,000	7,212,964
		18,558,058
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 3.34% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Housing - 0.2%
Alabama Hsg Fin Auth Multi Fam Hsg Rev (Cooper Green Homes Proj.) Series 2024 C, 5% tender 2/1/2029 (b)	2,675,000	2,803,578
Industrial Development - 0.1%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 2.23% 8/1/2036 VRDN (b)(c)	2,450,000	2,450,000
Synthetics - 1.3%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 2.22% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 2.22% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	12,515,000	12,515,000
Black Belt Energy Gas District Participating VRDN 2.22% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,855,000	2,855,000
Black Belt Energy Gas District Participating VRDN 2.22% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,795,000	2,795,000
		21,765,000
Water & Sewer - 0.1%
Jefferson Cnty AL Swr Rev 5% 10/1/2025	900,000	903,774
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	558,281
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	521,645
		1,983,700
TOTAL ALABAMA		65,611,956
Alaska - 0.5%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	950,000	973,921
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	325,000	340,642
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028	420,000	449,016
		1,763,579
Synthetics - 0.3%
Municipality of Anchorage AK Participating VRDN Series 2025 XF3381, 2.07% 2/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)(d)	5,200,000	5,200,000
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,075,000	1,079,603
TOTAL ALASKA		8,043,182
Arizona - 2.5%
Electric Utilities - 0.5%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,460,177
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	3,800,000	3,800,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.08% 5/1/2029 VRDN (b)	3,100,000	3,100,000
		8,360,177
Health Care - 0.3%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,390,000	2,423,838
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025	1,130,000	1,131,610
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026	1,125,000	1,149,592
		4,705,040
Industrial Development - 0.8%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,773,095
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 4.1% tender 12/1/2035 (b)(c)	6,300,000	6,301,166
Synthetics - 0.5%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 2.2% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,905,969	1,905,969
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 2.2% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	5,940,000	5,940,000
		7,845,969
Transportation - 0.0%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,174,733
TOTAL ARIZONA		41,160,180
Arkansas - 0.2%
Industrial Development - 0.2%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 2.23% 6/1/2028 VRDN (b)(c)	1,700,000	1,700,000
Lowell Ark Indl Dev Rev (Arkansas Democrat-Gazette Inc Proj.) 2.1% 10/1/2036, LOC JPMorgan Chase Bank NA VRDN (b)(c)	2,130,000	2,130,000
		3,830,000
TOTAL ARKANSAS		3,830,000
California - 11.6%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,090
General Obligations - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured) (e)	6,355,000	6,322,117
California Community Choice Financing Authority 5% 12/1/2025 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,005,180
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	460,000	479,857
California Community Choice Financing Authority 5% 9/1/2028 (Morgan Stanley Guaranteed)	1,460,000	1,533,366
		9,340,520
Health Care - 0.1%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 C, 5% tender 10/1/2039 (b)	1,700,000	1,708,684
Resource Recovery - 1.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.75% tender 7/1/2041 (b)(c)	8,100,000	8,096,880
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	5,800,000	5,807,809
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.7% tender 7/1/2043 (b)(c)(f)	8,200,000	8,195,493
		22,100,182
Synthetics - 7.6%
Anahiem CA Multi Fam Hsg Monaco Apts Participating VRDN Series 2025 CF7032, 2.02% 1/1/2046 (Liquidity Facility Citibank NA) (b)(c)(d)	5,200,000	5,200,000
CA Multi Fam Hsg Mission Gateway Apts Participating VRDN Series 2025 CF7034, 2.02% 3/1/2055 (Liquidity Facility Citibank NA) (b)(d)	10,100,000	10,100,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 2.2% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,755,000	1,755,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7012, 2.04% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	3,700,000	3,700,000
California Multi Fam Hsg Rev Participating VRDN Series 2025 CF7013, 2.04% 7/1/2052 (Liquidity Facility Citibank NA) (b)(d)	4,197,300	4,197,300
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 2.2% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,150,000	1,150,000
California Stwide Cmnty Mf Rev Participating VRDN 4.5% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	9,590,000	9,590,000
California Stwide Cmnty Mf Rev Participating VRDN 4.5% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	14,670,244	14,670,244
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.5% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	30,375,000	30,375,000
San Francisco CA Multi Fam Hsg Haynes Apts Participating VRDN Series 2025 CF7033, 2.02% 7/1/2053 (Liquidity Facility Citibank NA) (b)(d)	8,200,000	8,200,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.2% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	25,415,000	25,415,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 2.2% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	10,391,875	10,391,875
		124,744,419
Transportation - 2.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	7,220,000	7,329,990
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,285,000	2,319,810
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	5,780,000	5,969,861
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	4,180,000	4,317,304
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	510,000	517,769
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,740,000	1,765,064
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2028 (c)(h)	1,650,000	1,731,033
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5% 7/1/2029 (c)(h)	1,595,000	1,692,393
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	3,760,000	3,815,716
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	3,939,253
		33,398,193
TOTAL CALIFORNIA		191,297,088
Colorado - 1.2%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 2.27% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	630,000	630,000
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	255,000	256,336
Housing - 0.1%
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,017,000	2,032,038
Special Tax - 0.0%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured)	340,000	342,211
Synthetics - 0.4%
Colorado Health Facilities Authority Participating VRDN 2.07% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,000,000	3,000,000
Denver CO City & Cnty Arpt Participating VRDN 2% 11/15/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,265,000	4,265,000
		7,265,000
Transportation - 0.7%
Denver CO City & Cnty Arpt 5% 11/15/2025 (c)	2,540,000	2,555,795
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,252,663
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,938,954
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	1,555,000	1,564,670
		10,312,082
TOTAL COLORADO		20,837,667
Connecticut - 1.8%
Education - 0.9%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	285,000	285,000
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,995,000	10,933,165
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	975,000	972,893
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,843,058
		14,034,116
General Obligations - 0.5%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	1,215,000	1,215,984
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	820,118
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	320,000	320,382
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	454,866
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	433,725
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2028 (Assured Guaranty Municipal Corp Insured)	2,905,000	3,088,364
West Haven CT BAN 4.25% 3/26/2026	1,800,000	1,811,132
		8,144,571
Health Care - 0.4%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	3,026,329
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,038,817
		7,065,146
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	635,000	636,052
TOTAL CONNECTICUT		29,879,885
Delaware - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	370,000	369,999
District Of Columbia - 0.7%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,904,100
Transportation - 0.5%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	845,068
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,280,407
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (c)	2,000,000	2,008,715
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,614,699
		8,748,889
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	855,000	843,612
TOTAL DISTRICT OF COLUMBIA		12,496,601
District Of Columbia,Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	635,000	635,402
Florida - 9.2%
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	365,000	366,514
General Obligations - 0.4%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	1,010,000	1,010,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,775,000
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	3,115,000	3,179,299
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	290,000	291,351
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	665,000	680,173
		6,935,823
Health Care - 0.8%
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 2.52% 4/1/2049 VRDN (b)	11,500,000	11,500,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,858,106
		13,358,106
Housing - 1.4%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,191,000	1,197,048
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	4,400,000	4,424,461
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	985,000	994,596
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	705,000	709,505
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,535,948
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (b)	1,588,000	1,588,042
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (b)	695,000	695,554
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	4,055,000	4,070,353
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	1,330,000	1,332,792
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	2,965,000	2,966,720
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	2,415,000	2,421,457
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (b)	1,296,000	1,307,386
		23,243,862
Resource Recovery - 1.6%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,461,358
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	24,600,000	24,607,235
		26,068,593
Special Tax - 1.5%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	160,000	160,511
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 2.64% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	24,940,000	24,940,000
		25,100,511
Synthetics - 3.1%
County of Pasco FL Participating VRDN 2.02% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	5,065,000	5,065,000
Gallery Smathers Plz FL Participating VRDN Series 2025 CF7017, 2.04% 4/1/2037 (Liquidity Facility Citibank NA) (b)(d)	1,390,000	1,390,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZF1930, 2.04% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,455,000	2,455,000
Greater Orlando Aviation Auth Participating VRDN Series 2025 ZL0603, 2% 10/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	4,475,000	4,475,000
Hillsborough Cnty FL Aviation Participating VRDN Series 2025 ZL0629, 2% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,810,000	1,810,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.2% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	1,015,000	1,015,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN 2.04% 10/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	6,035,000	6,035,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1933, 2.04% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,155,000	2,155,000
Miami-Dade Cnty Fla Aviat Rev Participating VRDN Series 2025 ZF1934, 2.04% 10/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,500,000	2,500,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF1917, 2% 10/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	8,225,000	8,225,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XF3302, 2.04% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	13,200,000	13,200,000
Orange Cnty FL Health Facs Auth Rev Participating VRDN Series 2025 XM1222, 2.04% 10/1/2056 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	3,265,000	3,265,000
		51,590,000
Transportation - 0.4%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2028 (c)	275,000	283,467
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (c)	1,265,000	1,310,593
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	3,390,000	3,569,135
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (c)	1,180,000	1,184,904
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2026 (e)	275,000	262,700
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2027 (e)	360,000	331,940
		6,942,739
TOTAL FLORIDA		153,606,148
Georgia - 3.8%
Electric Utilities - 2.5%
Appling Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) 2% 1/1/2038 VRDN (b)	7,100,000	7,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 3.7% 11/1/2062 VRDN (b)(c)	9,100,000	9,100,000
Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev (Georgia Power Co Proj.) 4% 11/1/2062 VRDN (b)(c)	9,965,000	9,965,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	728,706
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,300,666
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	2,270,000	2,266,791
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,885,000	1,893,254
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	220,000	219,999
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	230,000	234,956
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027	1,125,000	1,160,975
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028	1,000,000	1,050,299
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,005,000	2,048,606
Heard Cnty GA Dev Auth Poll Cont Rev (Georgia Power Co Proj.) 4.05% 12/1/2037 VRDN (b)(c)	1,700,000	1,700,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,725,000	1,730,558
		40,499,810
General Obligations - 0.4%
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	800,000	801,366
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	220,000	220,450
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	437,910
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	350,000	352,045
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	199,318
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	434,107
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	718,735
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	320,000	320,654
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	356,438
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	646,879
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	325,000	325,665
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	894,376
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,034,740
		6,742,683
Housing - 0.2%
Atlanta GA Urban Resdtl Fin Auth Mf Hsg Rev (North Block Assoc Proj.) 3.4% tender 2/1/2029 (b)	2,500,000	2,519,683
Synthetics - 0.7%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 2.2% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,855,143	1,855,143
Cobb Cnty GA Kennestone Hosp (Wellstar Health System Inc Proj.) Series 2025 A, 1.95% 4/1/2047, LOC Bank of America NA VRDN (b)	10,600,000	10,600,000
		12,455,143
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	710,000	710,000
TOTAL GEORGIA		62,927,319
Guam - 0.1%
Electric Utilities - 0.1%
Guam Power Auth. 5% 10/1/2025	980,000	983,384
Hawaii - 0.3%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,480,000	3,534,547
Synthetics - 0.1%
Hawaii St Arpts Sys Rev Participating VRDN Series 2025 ZF1831, 2% 7/1/2048 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	900,000	900,000
TOTAL HAWAII		4,434,547
Illinois - 4.2%
Education - 0.0%
Kane Cnty Ill Rev (Glenwood School For Boys, Il Proj.) 2.12% 2/1/2028, LOC Northern Trust CO Chicago VRDN (b)	800,000	800,000
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	647,869
General Obligations - 1.3%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,775,000	2,793,472
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,896,309
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	952,769
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	987,116
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	380,000	381,031
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,578,118
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	7,985,000	7,985,000
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	593,779
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	418,155
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	701,705
		21,287,454
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	265,433
Housing - 0.1%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	893,000	901,699
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	966,000	975,411
		1,877,110
Industrial Development - 0.0%
Oswego Ill Indl Dev Rev (Griffith Laboratories Worldwide Inc Proj.) Series 1995, 2.2% 7/1/2025, LOC Wells Fargo Bank NA VRDN (b)(c)	810,000	810,000
Special Tax - 0.1%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	430,000	432,750
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured) (e)	720,000	697,070
		1,129,820
Synthetics - 1.7%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN 2.1% 1/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	14,300,000	14,300,000
Chicago IL Wastewater Transmission Rev Participating VRDN Series 2025 XG0605, 2.04% 1/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,400,000	3,400,000
Chicago Ill Tran Auth Sales Tax Rcpts Rev Participating VRDN Series 2024 XF3290, 2.06% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(d)	2,800,000	2,800,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 2.22% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	6,500,000	6,500,000
		27,000,000
Transportation - 0.8%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	650,129
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2028 (Build America Mutual Assurance Co Insured) (c)	1,480,000	1,538,767
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	760,000	766,561
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,810,000	7,080,410
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	3,065,000	3,091,460
		13,127,327
Water & Sewer - 0.2%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	635,000	638,597
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027 (h)	2,300,000	2,356,298
		2,994,895
TOTAL ILLINOIS		69,939,908
Indiana - 0.9%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	4,955,000	4,943,511
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2028 (Build America Mutual Assurance Co Insured)	625,000	656,716
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	500,000	520,635
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	615,000	651,802
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2027 (Build America Mutual Assurance Co Insured)	360,000	374,856
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2028 (Build America Mutual Assurance Co Insured)	1,000,000	1,059,840
		3,263,849
Transportation - 0.4%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	255,000	257,365
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,035,000	3,063,161
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	1,270,000	1,281,784
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	665,000	671,170
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,367,004
		6,640,484
TOTAL INDIANA		14,847,844
Iowa - 0.1%
Education - 0.0%
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (c)	380,000	387,673
Electric Utilities - 0.1%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 2% 7/1/2038 VRDN (b)(c)	520,000	520,000
TOTAL IOWA		907,673
Kansas - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	701,445
Kentucky - 2.9%
Electric Utilities - 0.5%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,329,958
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2026 (Morgan Stanley Guaranteed)	555,000	567,987
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	230,000	238,748
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2026 (Morgan Stanley Guaranteed)	350,000	355,098
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2027 (Morgan Stanley Guaranteed)	600,000	618,303
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 6/1/2028 (Morgan Stanley Guaranteed)	470,000	490,819
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	420,000	436,536
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2028	2,000,000	2,119,067
		4,826,558
Industrial Development - 2.1%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.65% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.65% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
		35,300,000
TOTAL KENTUCKY		48,456,516
Louisiana - 3.1%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,020,585
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,141,631
		3,162,216
Industrial Development - 2.4%
St James Parish LA Rev (Nucor Corp Proj.) 2.16% 11/1/2040 VRDN (b)	36,335,000	36,335,001
St James Parish LA Rev (Nucor Corp Proj.) 2.3% 11/1/2040 VRDN (b)	1,650,000	1,650,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,815,000	1,824,752
		39,809,753
Transportation - 0.5%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	2,090,000	2,110,119
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,340,000	2,400,933
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,410,000	4,580,813
		9,091,865
TOTAL LOUISIANA		52,063,834
Maryland - 0.5%
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,818,952
Synthetics - 0.2%
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 2.2% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,810,000	2,810,000
TOTAL MARYLAND		7,628,952
Massachusetts - 0.6%
Education - 0.4%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	910,000	910,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (c)	3,420,000	3,420,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (c)	635,000	635,000
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	1,780,000	1,780,000
		6,745,000
Health Care - 0.0%
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	730,000	730,000
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,925,000	2,928,429
TOTAL MASSACHUSETTS		10,403,429
Michigan - 1.3%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,540,000	5,460,910
General Obligations - 0.4%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,317,594
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,404,981
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	777,262
Michigan St Bldg Auth Rev (Michigan St Proj.) Series 2024 I, 2.02% 4/15/2059 VRDN (b)	2,000,000	2,000,000
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,500,616
		7,000,453
Health Care - 0.4%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (b)	3,600,000	3,609,522
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,056,755
		6,666,277
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	408,102
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	572,868
		980,970
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (c)	1,095,000	1,098,448
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	565,000	565,845
		1,664,293
TOTAL MICHIGAN		21,772,903
Minnesota - 0.2%
Electric Utilities - 0.0%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	242,236
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	375,898
		618,134
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	1,085,000	1,086,642
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,103,997
		2,190,639
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	575,000	580,335
TOTAL MINNESOTA		3,389,108
Mississippi - 0.2%
Electric Utilities - 0.2%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.7% 11/1/2052 VRDN (b)(c)	2,600,000	2,600,000
Missouri - 0.2%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,571,065
Synthetics - 0.1%
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,969,501	1,969,501
TOTAL MISSOURI		3,540,566
Montana - 0.3%
Housing - 0.3%
Montana St Brd Hsg Multifamilyhsg Rev Series 2024, 3.32% tender 7/1/2046 (b)	4,940,000	4,943,935
Nebraska - 0.6%
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	2,230,000	2,228,603
Industrial Development - 0.3%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.23% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 2.23% 6/1/2028 VRDN (b)(c)	625,000	625,000
		4,225,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 2.12% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		10,053,603
Nevada - 0.3%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	910,000	909,418
General Obligations - 0.1%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	1,145,000	1,155,697
Housing - 0.1%
Nevada Hsg Div Series 2024, 5% tender 7/1/2028 (b)	1,975,000	2,049,440
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(f)	1,150,000	1,150,229
TOTAL NEVADA		5,264,784
New Hampshire - 1.1%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	194,971
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	681,625
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,086,646
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	365,945
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,175,486
		3,309,702
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,043,258
Synthetics - 0.1%
Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.22% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(g)	2,400,000	2,400,000
TOTAL NEW HAMPSHIRE		17,947,931
New Jersey - 3.7%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	1,815,000	1,826,430
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	647,293
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	1,670,000	1,679,686
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	350,000	351,740
		4,505,149
General Obligations - 3.0%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026 (h)	15,512,500	15,604,690
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	730,000	726,875
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,840,000	1,890,497
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	635,000	638,916
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,490,139
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,340,660
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (e)	1,555,000	1,533,102
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (e)	665,000	655,635
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	10,100,000	10,117,823
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	395,000	396,454
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	315,000	316,159
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,496,952
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	333,269
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	658,694
Orange Twp NJ BAN 4% 3/18/2026	8,388,185	8,432,226
		49,632,091
Synthetics - 0.5%
New Jersey Trans Trust Fund Auth Participating VRDN 2.07% 6/15/2040 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,750,000	3,750,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2021 XM0929, 2.07% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,535,000	4,535,000
		8,285,000
TOTAL NEW JERSEY		62,422,240
New Jersey,New York - 1.2%
Transportation - 1.2%
Port Auth NY & NJ 5% 7/15/2025 (c)	1,265,000	1,265,663
Port Auth NY & NJ 5% 7/15/2026 (c)	2,550,000	2,596,070
Port Auth NY & NJ 5% 9/15/2025 (c)	4,480,000	4,493,067
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (c)	645,000	645,792
Port Auth NY & NJ Series 195, 5% 10/1/2025 (c)	1,225,000	1,229,412
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	325,000	325,170
Port Auth NY & NJ Series 226, 5% 10/15/2027 (c)	1,445,000	1,502,751
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	2,680,000	2,696,979
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,631,937
		20,386,841
TOTAL NEW JERSEY,NEW YORK		20,386,841
New Mexico - 0.3%
Housing - 0.3%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,660,000	5,655,932
New York - 10.8%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	265,000	265,000
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	259,987
		524,987
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	1,395,000	1,387,664
General Obligations - 6.0%
Albany NY BAN 4% 3/20/2026	18,300,000	18,385,074
Bay Shore NY Un Free Sch Dist BAN 4% 7/15/2025	12,900,000	12,904,096
Binghamton NY BAN 4% 4/10/2026	16,200,000	16,302,622
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,800,000	7,807,211
City of New York NY Gen. Oblig. 5% 8/1/2027	5,015,000	5,258,958
City of New York NY Gen. Oblig. 5% 8/1/2028	11,545,000	12,344,228
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,244,792
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026 (h)	5,900,000	5,941,604
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,825,550
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,200,000	7,244,677
Washington Co NY BAN 4% 3/20/2026	4,100,000	4,125,803
		99,384,615
Housing - 1.0%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	983,254
New York NY Hsg Dev Multi Rev (89 Murray Street Associates Llc Proj.) 2% 6/15/2039, LOC Fannie Mae VRDN (b)(c)	5,100,000	5,100,000
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,170,335
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,342,654
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	795,000	783,383
		16,379,626
Special Tax - 0.4%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	5,895,000	6,219,275
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	383,408
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	635,000	625,721
		7,228,404
Synthetics - 2.8%
Liberty NY Dev Corp Rev Participating VRDN 2.27% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 2.2% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 2.2% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 2.2% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 2.27% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 2.37% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	27,890,000	27,890,000
		45,918,500
Transportation - 0.5%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,305,588
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	665,000	669,479
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	1,585,000	1,593,903
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	1,875,000	1,885,385
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,243,885
		8,698,240
TOTAL NEW YORK		179,522,036
North Carolina - 1.4%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,400,000	3,401,313
Health Care - 0.6%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,871,375
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	3,425,000	3,426,728
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	2,525,000	2,548,589
		8,846,692
Housing - 0.5%
Inlivian NC Multifamily Rev (Sycamore Station Ii Llc Proj.) 3.625% tender 11/1/2058 (b)	4,350,000	4,387,976
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)	4,000,000	3,999,496
		8,387,472
Synthetics - 0.1%
North Carolina Med Care Commn Health Care Facs Rev Participating VRDN 2.02% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,400,000	2,399,999
TOTAL NORTH CAROLINA		23,035,476
Ohio - 1.9%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	170,000	171,042
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	714,420
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	710,373
		1,595,835
Electric Utilities - 1.0%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,170,036
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,086,866
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	4,055,000	4,035,397
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,720,000	3,700,483
		15,992,782
Health Care - 0.7%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 2.45% 1/15/2033 VRDN (b)	6,355,000	6,355,001
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 2.45% 1/15/2045 VRDN (b)	5,005,000	5,005,000
		11,360,001
Housing - 0.0%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,361,457
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	755,000	761,255
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	778,788
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	533,325
		2,073,368
TOTAL OHIO		32,383,443
Oklahoma - 1.4%
General Obligations - 0.7%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,164,350
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,406,406
		12,570,756
Health Care - 0.6%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 2.56% 8/15/2031 VRDN (b)	8,375,000	8,375,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	1,642,775	1,642,775
TOTAL OKLAHOMA		22,588,531
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2025 (c)	1,785,000	1,785,000
Port of Portland Arpt Rev 5% 7/1/2026	690,000	698,128
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (c)	635,000	635,000
		3,118,128
TOTAL OREGON		3,118,128
Pennsylvania - 5.8%
General Obligations - 0.9%
Pennsylvania St 5% 9/1/2026	7,990,000	8,205,114
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,047,851
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	590,000	604,226
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2027	3,555,000	3,714,314
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2028	1,000,000	1,063,893
		15,635,398
Health Care - 1.0%
Dauphin Cnty PA Gen Auth Hlth Sys Rev (UPMC Proj.) Series 2016 A, 5% 6/1/2026	255,000	258,873
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	4,053,772
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 2.72% 9/1/2050 VRDN (b)	7,880,000	7,880,001
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	126,313
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 2.72% 9/1/2050 VRDN (b)	4,165,000	4,165,000
		16,483,959
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	700,000	703,250
Resource Recovery - 3.6%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.8% tender 6/1/2044 (b)(c)	12,900,000	12,900,000
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,745,354
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	16,002,174
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2049 (b)(c)	12,100,000	12,101,433
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	13,000,000	13,002,560
		58,751,521
Synthetics - 0.2%
Pennsylvania Higher Educational Facilities Authority Participating VRDN 2.04% 11/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,000,000	4,000,000
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	670,412
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (c)	540,000	553,503
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	646,792
		1,870,707
TOTAL PENNSYLVANIA		97,444,835
Rhode Island - 0.2%
Education - 0.0%
Rhode Island St Student Ln 5% 12/1/2025 (c)	555,000	558,818
General Obligations - 0.2%
Pawtucket RI Gen. Oblig. BAN Series 2024 2, 4.5% 10/24/2025	2,100,000	2,103,315
TOTAL RHODE ISLAND		2,662,133
South Carolina - 0.7%
Electric Utilities - 0.1%
South Carolina St Svc Auth Rev 5% 12/1/2026	2,370,000	2,440,702
Escrowed/Pre-Refunded - 0.5%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	1,650,000	1,650,000
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (c)	2,875,000	2,875,000
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (c)	1,380,000	1,380,000
		5,905,000
Industrial Development - 0.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 2.23% 9/1/2028 VRDN (b)(c)	800,000	800,000
Synthetics - 0.1%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 2.27% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,400,000	2,400,000
Transportation - 0.0%
South Carolina St Ports Auth Series 2019 B, 5% 7/1/2027 (c)	170,000	175,686
TOTAL SOUTH CAROLINA		11,721,388
Tennessee - 1.1%
Health Care - 0.9%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 2.23% 5/1/2039 VRDN (b)	15,140,000	15,140,000
Pooled Loans - 0.0%
Clarksville TN Public Bldg Ath (Tennessee Muni Bond Fund Proj.) 4.13% 7/1/2031, LOC Bank of America NA VRDN (b)	500,000	500,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 2.2% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,540,658	1,540,658
Transportation - 0.1%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	790,000	790,000
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	437,985
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	672,026
		1,900,011
TOTAL TENNESSEE		19,080,669
Texas - 13.5%
Electric Utilities - 0.4%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	581,839
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 2.79% tender 2/1/2048 (b)(i)	5,390,000	5,387,896
		5,969,735
General Obligations - 3.3%
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	930,000	930,269
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,270,932
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,615,604
Dallas TX ISD Series 2025A 2025A 1, 5% tender 2/15/2055 (Permanent Sch Fund of Texas Guaranteed) (b)	8,800,000	8,886,184
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2025	1,750,000	1,754,060
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	451,259
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,825,000	3,877,622
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	5,700,000	6,040,533
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2029 (Permanent Sch Fund of Texas Guaranteed)	3,490,000	3,768,168
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,095,000	1,093,980
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,950,000	1,972,193
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,000,000	5,972,785
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,150,000	2,157,924
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,057,943
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	4,520,000	4,541,788
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	640,384
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	652,256
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	766,445
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	662,077
		56,112,406
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,695,000	2,727,453
Housing - 0.7%
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	1,493,000	1,502,914
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,037,860
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,861,000	1,866,305
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,095,320
Las Varas Pub Fac Corp Tex Multifamily Hsg Rev Series 2022, 3.75% 11/1/2025 (b)	3,650,000	3,650,634
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,375,731
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	310,000	310,023
		11,838,787
Industrial Development - 5.9%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.05% 11/1/2040 VRDN (b)	2,600,000	2,600,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.15% 12/1/2027 VRDN (b)(c)	58,085,000	58,085,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 2.25% 11/1/2040 VRDN (b)	36,775,000	36,775,000
		97,460,000
Resource Recovery - 0.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.1% tender 1/1/2026 (b)(c)	4,700,000	4,701,227
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,823,667
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025 A, 3.95% tender 6/1/2055 (b)(c)	7,200,000	7,200,731
		14,725,625
Special Tax - 0.1%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2028 (h)	500,000	526,168
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,554
		1,482,722
Synthetics - 1.9%
Brazos County Tex Hsg Fin Corp Participating VRDN Series 2023 XF3129, 2.2% 9/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,588,307	1,588,307
City of Houston TX Airport System Revenue Participating VRDN 2% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	3,300,000	3,300,000
City of Houston TX Airport System Revenue Participating VRDN Series 2025 ZF1926, 2.04% 7/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,000,000	2,000,000
Corpus Christi TX Util Sys Rev Participating VRDN Series 2024 XF1714, 2.05% 7/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,700,000	4,700,000
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	2,325,282	2,325,282
Grand Parkway Transportation Corp Participating VRDN 2.02% 10/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,900,000	3,900,000
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(g)	13,246,483	13,246,483
		31,060,072
Transportation - 0.1%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	1,215,000	1,222,782
Galveston TX Wharves & Terminal Revenue Series 2023, 5.25% 8/1/2027 (c)	315,000	325,139
North TX Twy Auth Rev 5% 1/1/2026	730,000	737,952
		2,285,873
Water & Sewer - 0.0%
Garland TX Wtr&Swr Rev Series 2025, 5% 3/1/2029	510,000	547,567
TOTAL TEXAS		224,210,240
Utah - 0.3%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,594,409
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 2.55% 4/1/2028 VRDN (b)	300,000	300,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (c)	840,000	840,000
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	450,000	450,000
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	646,163
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	614,229
		2,550,392
TOTAL UTAH		4,444,801
Vermont - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,080,000	1,094,573
Vermont St Stud Assit Corp Series 2019 A, 5% 6/15/2026 (c)	775,000	785,457
		1,880,030
TOTAL VERMONT		1,880,030
Virginia - 0.5%
Electric Utilities - 0.0%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,115,000	1,130,700
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,900,835
Housing - 0.2%
Alexandria VA Redv & Hsg Auth Multi Fam Hsg Rev Series 2024, 3.4% tender 12/1/2054 (b)	3,525,000	3,525,152
Synthetics - 0.1%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 2.22% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	250,000	250,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 2.27% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,100,000	1,100,000
		1,350,000
TOTAL VIRGINIA		8,906,687
Washington - 0.7%
Housing - 0.1%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	780,715
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,430,948
		2,211,663
Transportation - 0.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,691,679
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	1,600,000	1,601,968
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	1,015,039
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	642,894
		5,951,580
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	3,430,000	3,372,482
TOTAL WASHINGTON		11,535,725
West Virginia - 0.7%
Electric Utilities - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009B, 3.7% tender 12/1/2042 (b)	3,980,000	4,007,121
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 2.53% 6/1/2033 VRDN (b)	4,310,000	4,310,000
Housing - 0.2%
West VA St Hsg Dev Fd Multifamily Hsg Rev Series 2024, 5% tender 8/1/2027 (b)	3,170,000	3,273,661
TOTAL WEST VIRGINIA		11,590,782
Wisconsin - 1.2%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	585,000	587,431
General Obligations - 0.2%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,924,165
Milwaukee WI Gen. Oblig. 5% 4/1/2026	1,105,000	1,120,574
		3,044,739
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,205,000	1,207,726
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	3,040,000	3,085,802
Resource Recovery - 0.7%
Public Fin Auth Wis Sld Waste (Waste Management Inc Del Proj.) Series 2017 A 2, 4.1% tender 10/1/2025 (b)(c)	12,300,000	12,303,108
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	521,356
TOTAL WISCONSIN		20,750,162
Wyoming - 0.5%
Electric Utilities - 0.5%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 2.33% 11/1/2025 VRDN (b)(c)	8,800,000	8,800,000
TOTAL MUNICIPAL SECURITIES (Cost $1,640,387,854)		1,642,715,868

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $41,911,655)	2.90	41,903,274	41,911,655

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,682,299,509)	1,684,627,523
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(16,123,157)
NET ASSETS - 100.0%	1,668,504,366

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,322,021 or 0.9% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,436,415 or 3.4% of net assets.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/05/22	2,325,282

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 2.2% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/22	1,015,000

Nat'l Fin Auth NH Specialty Bonds Series 2024 MS0023, 2.22% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/24	2,400,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 2.2% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	12/19/22 - 1/30/23	25,415,000

San Francisco City & County Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9095, 2.2% 7/1/2057 (Liquidity Facility Mizuho Capital Markets LLC)	4/01/22	10,391,875

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 2.2% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	8/11/22	1,642,775

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 2.2% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/27/23	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	69,248,358	268,338,336	295,675,039	679,300	-	-	41,911,655	41,903,274	1.5%
Total	69,248,358	268,338,336	295,675,039	679,300	-	-	41,911,655

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	32,444,010	-	32,444,010	-
Electric Utilities	128,452,625	-	128,452,625	-
Escrowed/Pre-Refunded	13,226,621	-	13,226,621	-
General Obligations	332,623,252	-	332,623,252	-
Health Care	106,515,536	-	106,515,536	-
Housing	113,314,954	-	113,314,954	-
Industrial Development	200,843,650	-	200,843,650	-
Pooled Loans	500,000	-	500,000	-
Resource Recovery	153,443,682	-	153,443,682	-
Special Tax	40,464,521	-	40,464,521	-
Synthetics	368,142,036	-	368,142,036	-
Transportation	140,929,357	-	140,929,357	-
Water & Sewer	11,815,624	-	11,815,624	-

Money Market Funds	41,911,655	41,911,655	-	-
Total Investments in Securities:	1,684,627,523	41,911,655	1,642,715,868	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of June 30, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,640,387,854)	$1,642,715,868
Fidelity Central Funds (cost $41,911,655)	41,911,655

Total Investment in Securities (cost $1,682,299,509)		$1,684,627,523
Cash		1,000
Receivable for fund shares sold		2,307,875
Interest receivable		14,770,955
Distributions receivable from Fidelity Central Funds		151,295
Receivable from investment adviser for expense reductions		74,251
Other receivables		86
Total assets		1,701,932,985
Liabilities
Payable for investments purchased
Regular delivery	$1,228,172
Delayed delivery	27,832,216
Payable for fund shares redeemed	2,293,635
Distributions payable	1,673,104
Accrued management fee	274,766
Distribution and service plan fees payable	382
Other affiliated payables	126,344
Total liabilities		33,428,619
Net Assets		$1,668,504,366
Net Assets consist of:
Paid in capital		$1,666,295,878
Total accumulated earnings (loss)		2,208,488
Net Assets		$1,668,504,366

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,050,487 ÷ 303,174 shares)(a)		$10.06
Maximum offering price per share (100/98.50 of $10.06)		$10.21
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,364,347,651 ÷ 135,599,929 shares)		$10.06
Class I :
Net Asset Value, offering price and redemption price per share ($17,531,214 ÷ 1,742,311 shares)		$10.06
Class Z :
Net Asset Value, offering price and redemption price per share ($283,575,014 ÷ 28,184,058 shares)		$10.06
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended June 30, 2025 (Unaudited)
Investment Income
Interest		$25,335,955
Income from Fidelity Central Funds		679,300
Total income		26,015,255
Expenses
Management fee	$1,577,578
Transfer agent fees	725,155
Distribution and service plan fees	1,957
Independent trustees' fees and expenses	1,980
Total expenses before reductions	2,306,670
Expense reductions	(415,446)
Total expenses after reductions		1,891,224
Net Investment income (loss)		24,124,031
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	224,294
Total net realized gain (loss)		224,294
Change in net unrealized appreciation (depreciation) on investment securities		2,159,384
Net gain (loss)		2,383,678
Net increase (decrease) in net assets resulting from operations		$26,507,709
Statement of Changes in Net Assets

	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$24,124,031	$49,595,770
Net realized gain (loss)	224,294	(901,724)
Change in net unrealized appreciation (depreciation)	2,159,384	(1,123,478)
Net increase (decrease) in net assets resulting from operations	26,507,709	47,570,568
Distributions to shareholders	(23,478,805)	(50,224,071)

Share transactions - net increase (decrease)	119,574,326	(1,037,045,137)
Total increase (decrease) in net assets	122,603,230	(1,039,698,640)

Net Assets
Beginning of period	1,545,901,136	2,585,599,776
End of period	$1,668,504,366	$1,545,901,136

Financial Highlights
Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.144	.300	.187
Net realized and unrealized gain (loss)	.016	.008 D	.060
Total from investment operations	.160	.308	.247
Distributions from net investment income	(.140)	(.307)	(.177)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.140)	(.308)	(.177)
Net asset value, end of period	$10.06	$10.04	$10.04
Total Return E,F,G	1.60%	3.11%	2.50%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.44% J	.45%	.42% J
Expenses net of fee waivers, if any	.44 % J	.45%	.42% J
Expenses net of all reductions, if any	.44% J	.45%	.42% J
Net investment income (loss)	2.88% J	3.00%	3.11% J
Supplemental Data
Net assets, end of period (000 omitted)	$3,050	$2,609	$420
Portfolio turnover rate K	64 % J	73% L	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Conservative Income Municipal Bond Fund

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97	$10.04	$10.06	$10.06
Income from Investment Operations
Net investment income (loss) A,B	.153	.324	.293	.096	.025	.081
Net realized and unrealized gain (loss)	.016	.003 C	.066	(.069)	(.020)	.007
Total from investment operations	.169	.327	.359	.027	.005	.088
Distributions from net investment income	(.149)	(.326)	(.289)	(.097)	(.025)	(.087)
Distributions from net realized gain	-	(.001)	-	-	-	(.001)
Total distributions	(.149)	(.327)	(.289)	(.097)	(.025)	(.088)
Net asset value, end of period	$10.06	$10.04	$10.04	$9.97	$10.04	$10.06
Total Return D,E	1.70%	3.30%	3.66%	.27%	.05%	.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.31%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25 % H	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions, if any	.25% H	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.08% H	3.20%	2.93%	.96%	.25%	.81%
Supplemental Data
Net assets, end of period (000 omitted)	$1,364,348	$1,260,828	$2,541,356	$2,339,827	$2,580,577	$3,175,503
Portfolio turnover rate I	64 % H	73% J	76%	56%	56%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.153	.317	.196
Net realized and unrealized gain (loss)	.016	.010 D	.062
Total from investment operations	.169	.327	.258
Distributions from net investment income	(.149)	(.326)	(.188)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.149)	(.327)	(.188)
Net asset value, end of period	$10.06	$10.04	$10.04
Total Return E,F	1.70%	3.30%	2.61%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.38% I	.35%	.29% I
Expenses net of fee waivers, if any	.25 % I	.25%	.25% I
Expenses net of all reductions, if any	.25% I	.25%	.25% I
Net investment income (loss)	3.08% I	3.20%	3.31% I
Supplemental Data
Net assets, end of period (000 omitted)	$17,531	$12,205	$1,373
Portfolio turnover rate J	64 % I	73% K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

	Six months ended June 30, 2025 (Unaudited)	Years ended December 31, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.156	.324	.202
Net realized and unrealized gain (loss)	.016	.008 D	.059
Total from investment operations	.172	.332	.261
Distributions from net investment income	(.152)	(.331)	(.191)
Distributions from net realized gain	-	(.001)	-
Total distributions	(.152)	(.332)	(.191)
Net asset value, end of period	$10.06	$10.04	$10.04
Total Return E,F	1.72%	3.36%	2.64%
Ratios to Average Net Assets C,G,H
Expenses before reductions I	.25% I	.25%	.25% I
Expenses net of fee waivers, if any I	.20 % I	.20%	.20% I
Expenses net of all reductions, if any I	.20% I	.20%	.20% I
Net investment income (loss) I	3.13% I	3.25%	3.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$283,575	$270,260	$42,451
Portfolio turnover rate J	64 % I	73% K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2025

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,112,993
Gross unrealized depreciation	(464,361)
Net unrealized appreciation (depreciation)	$2,648,632
Tax cost	$1,681,978,891

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(971,393)
Long-term	(294,637)
Total capital loss carryforward	$(1,266,030)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	294,809,265	275,967,965
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.15%	1,957	930

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	216

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	1,178.09
Fidelity Conservative Income Municipal Bond Fund	643,286.10
Class I	12,112.17
Class Z	68,579.05
	725,155

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Conservative Income Municipal Bond Fund	12,775,000	-	-

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Conservative Income Municipal Bond Fund	96,728,319	(761,921)	969,217,761
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Conservative Income Municipal Bond Fund	.25%	335,474
Class I	.25%	8,757
Class Z	.20%	70,895
		415,126

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $320.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Class A	$36,132	$37,850
Fidelity Conservative Income Municipal Bond Fund	19,090,146	46,005,059
Class I	208,614	117,620
Class Z	4,143,913	4,063,542
Total	$23,478,805	$50,224,071
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2025	Year ended December 31, 2024	Six months ended June 30, 2025	Year ended December 31, 2024
Fidelity Conservative Income Municipal Bond Fund
Class A
Shares sold	149,072	290,425	$1,498,431	$2,917,777
Reinvestment of distributions	3,601	3,719	36,132	37,350
Shares redeemed	(109,263)	(76,159)	(1,096,952)	(763,555)
Net increase (decrease)	43,410	217,985	$437,611	$2,191,572
Fidelity Conservative Income Municipal Bond Fund
Shares sold	42,163,328	64,746,531	$423,623,547	$649,981,678
Reinvestment of distributions	1,120,325	2,167,102	11,262,552	21,758,452
Shares redeemed	(33,227,095)	(194,393,124)	(333,842,556)	(1,949,838,923)
Net increase (decrease)	10,056,558	(127,479,491)	$101,043,543	$(1,278,098,793)
Class I
Shares sold	944,583	1,136,070	$9,493,008	$11,420,114
Reinvestment of distributions	20,570	11,456	206,794	115,106
Shares redeemed	(438,095)	(69,018)	(4,404,280)	(692,958)
Net increase (decrease)	527,058	1,078,508	$5,295,522	$10,842,262
Class Z
Shares sold	4,305,153	26,205,214	$43,257,221	$263,401,364
Reinvestment of distributions	167,896	253,406	1,687,825	2,545,984
Shares redeemed	(3,199,370)	(3,774,733)	(32,147,396)	(37,927,526)
Net increase (decrease)	1,273,679	22,683,887	$12,797,650	$228,019,822
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.967795.111
CMB-SANN-0825

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2025